==

-------------------------------------------------------------  ------------------
                THE HIRTLE CALLAGHAN TRUST                   - Semi-Annual Report
-------------------------------------------------------------  ------------------

                               December 31, 2002

We are pleased to present the December 31, 2002 semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust (the "Trust"), a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of eight separate investment portfolios (the "Portfolios"). Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent money management organizations (specialist managers), selected by, and under the general supervision of the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of eight separate Portfolios, as listed below:

==
                                 The Portfolios

  The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

  The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

  The Small Capitalization Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

  The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

  The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

  The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

  The Fixed Income II Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing primarily in fixed income securities, including U.S. Government securities, investment grade corporate bonds and mortgage-backed or asset-backed securities.

  The High Yield Bond Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing in high yield securities (commonly referred to as "junk bonds").

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

Shares                                            Value
------  -                                      ------------
        Common Stocks -- 96.42%
        Institutional Capital Corp. -- 54.06%
        Aerospace/Defense -- 2.56%
 32,400 General Dynamics Corp................. $  2,571,588
 62,892 Northrop Grumman Corp.................    6,100,524
                                               ------------
                                                  8,672,112
                                               ------------
        Banking -- 5.12%
132,000 Bank One Corp.........................    4,824,599
112,850 BankAmerica Corp......................    7,850,974
101,150 Wells Fargo & Co......................    4,740,901
                                               ------------
                                                 17,416,474
                                               ------------
        Beverages -- 2.90%
144,600 Diageo PLC - ADR......................    6,333,480
 82,850 Pepsico, Inc..........................    3,497,927
                                               ------------
                                                  9,831,407
                                               ------------
        Broadcasting & Television -- 1.35%
122,450 Clear Channel Communications, Inc. (b)    4,566,161
                                               ------------
        Business Services -- 0.72%
135,500 Accenture Ltd., Class - A (b).........    2,437,645
                                               ------------
        Cable -- 1.36%
195,405 Comcast Corp., Class A (b)............    4,605,696
                                               ------------
        Computer Systems -- 1.36%
266,700 Hewlett Packard Co....................    4,629,912
                                               ------------
        Conglomerates -- 1.42%
119,628 General Electric Co...................    2,912,941
 51,050 SPX Corp. (b).........................    1,911,823
                                               ------------
                                                  4,824,764
                                               ------------
        Construction Materials & Supplies -- 1.00%
 74,400 Caterpillar, Inc......................    3,401,568
                                               ------------
        Electronic Components & Instruments -- 1.33%
255,421 Koninklijke Philips Electronics
         NV - ADR.............................    4,515,843
                                               ------------
        Financial Services -- 5.31%
221,862 Citigroup, Inc........................    7,807,323
102,250 Fannie Mae............................    6,577,742
 54,100 Goldman Sachs Group, Inc..............    3,684,210
                                               ------------
                                                 18,069,275
                                               ------------
        Forest Products & Paper -- 1.48%
101,750 Weyerhaeuser Co.......................    5,007,118
                                               ------------
        Health Care -- 1.03%
 84,400 HCA, Inc..............................    3,502,600
                                               ------------
        Home Products -- 1.18%
 44,850 Kimberly-Clark Corp...................    2,129,030
 70,650 The Estee Lauder Cos., Class - A......    1,865,160
                                               ------------
                                                  3,994,190
                                               ------------

Shares                                          Value
------  -                                    ------------
        Hotels & Lodging -- 1.51%
487,900 Cendant Corp. (b)................... $  5,113,192
                                             ------------
        Insurance -- 5.00%
 36,150 Cigna Corp..........................    1,486,488
125,000 Loews Corp..........................    5,557,499
200,950 MetLife, Inc........................    5,433,688
306,500 Travelers Property & Casualty Corp.,
         Class A (b)........................    4,490,225
                                             ------------
                                               16,967,900
                                             ------------
        Media -- 2.94%
722,700 Liberty Media Corp., Class A (b)....    6,460,938
155,707 News Corp. Ltd. - ADR...............    3,526,764
                                             ------------
                                                9,987,702
                                             ------------
        Medical Equipment & Supplies -- 1.17%
 76,950 Baxter International, Inc...........    2,154,600
 59,250 Guidant Corp. (b)...................    1,827,863
                                             ------------
                                                3,982,463
                                             ------------
        Oil & Gas -- 5.10%
161,184 Conoco, Inc.........................    7,799,693
118,141 EnCana Corp.........................    3,674,185
  8,223 Exxon Mobil Corp....................      287,312
 77,700 Total Fina Elf SA - ADR.............    5,555,549
                                             ------------
                                               17,316,739
                                             ------------
        Pharmaceuticals -- 2.62%
118,550 Pfizer, Inc.........................    3,624,074
140,750 Wyeth...............................    5,264,050
                                             ------------
                                                8,888,124
                                             ------------
        Publishing & Printing -- 1.15%
 54,332 Gannett Co., Inc....................    3,901,038
                                             ------------
        Railroads -- 0.27%
 15,250 Union Pacific Corp..................      913,018
                                             ------------
        Restaurants -- 0.72%
151,350 McDonald's Corp.....................    2,433,708
                                             ------------
        Retail -- 2.13%
111,950 Sears, Roebuck & Co.................    2,681,203
151,350 Target Corp.........................    4,540,500
                                             ------------
                                                7,221,703
                                             ------------
        Telecommunications -- 2.09%
 73,900 AT&T Corp...........................    1,929,529
133,094 Verizon Communications, Inc.........    5,157,393
                                             ------------
                                                7,086,922
                                             ------------
        Utilities -- 1.24%
 91,950 Entergy Corp........................    4,192,001
                                             ------------
        Total -- Institutional Capital Corp.
         (cost $184,458,553)................  183,479,275
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                          Value
------ -                                     ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. -- 42.36%
       Advertising/Marketing -- 0.03%
   799 Lamar Advertising Co. (b)............ $     26,886
   800 TMP Worldwide, Inc. (b)..............        9,048
 1,797 Valassis Communications, Inc. (b)....       52,886
                                             ------------
                                                   88,820
                                             ------------
       Aerospace/Defense -- 0.49%
10,156 Boeing Co............................      335,046
 3,347 Goodrich Corp........................       61,317
10,253 Lockheed Martin Corp.................      592,111
 5,420 Northrop Grumman Corp................      525,740
 5,912 Rockwell Collins, Inc................      137,513
   200 Titan Corp. (b)......................        2,080
                                             ------------
                                                1,653,807
                                             ------------
       Airlines & Services -- 0.09%
 5,388 AMR Corp. (b)........................       35,561
 1,800 Continental Airlines, Class B (b)....       13,050
 4,245 Delta Air Lines, Inc.................       51,365
   150 Jetblue Airways Corp. (b)............        4,050
 1,600 Northwest Airlines Corp., Class A (b)       11,744
   600 SkyWest, Inc.........................        7,842
13,589 Southwest Airlines Co................      188,886
                                             ------------
                                                  312,498
                                             ------------
       Auto Parts -- 0.27%
   800 American Axle & Manufacturing
        Holdings, Inc. (b)..................       18,736
 3,312 Autoliv, Inc.........................       69,320
   900 BorgWarner, Inc......................       45,378
 2,400 Cooper Tire & Rubber Co..............       36,816
 5,095 Dana Corp............................       59,917
19,901 Delphi Automotive Systems Corp.......      160,203
 6,067 Genuine Parts Co.....................      186,864
 5,300 Goodyear Tire & Rubber Co............       36,093
 2,230 Lear Corp. (b).......................       74,214
   200 O'Reilly Automotive, Inc. (b)........        5,058
 3,750 Paccar, Inc..........................      172,988
 4,869 Visteon Corp.........................       33,888
                                             ------------
                                                  899,475
                                             ------------
       Automobile Production -- 0.45%
63,321 Ford Motor Co........................      588,885
19,591 General Motors Corp..................      722,124
16,218 General Motors Corp., Class H (b)....      173,533
 1,909 Navistar International Corp. (b).....       46,408
                                             ------------
                                                1,530,950
                                             ------------
       Banking -- 6.30%
12,497 AmSouth Bancorporation...............      239,942
 2,590 Associated Banc-Corp.................       87,905
 2,934 Astoria Financial Corp...............       79,658
 2,802 BancorpSouth, Inc....................       54,415

Shares                                      Value
------ -                                 ------------
       Banking (continued)
53,734 Bank of America Corp............. $  3,738,273
 2,315 Bank of Hawaii Corp..............       70,353
16,661 Bank of New York Co., Inc........      399,198
40,950 Bank One Corp....................    1,496,723
 5,046 Banknorth Group, Inc.............      114,040
16,776 BB&T Corp........................      620,544
   400 BOK Financial, Corp. (b).........       12,956
   700 Capitol Federal Financial........       20,160
 7,983 Charter One Financial, Inc.......      229,352
 1,628 Citizens Banking Corp............       40,342
 1,384 City National Corp...............       60,882
 4,155 Colonial BankGroup, Inc..........       49,569
 6,287 Comerica, Inc....................      271,850
 2,100 Commerce Bancshares, Inc.........       82,509
 4,372 Compass Bancshares, Inc..........      136,712
 1,766 Cullen/Frost Bankers, Inc........       57,748
 1,634 First Midwest Bancorp, Inc.......       43,644
 4,500 First Tennessee National Corp....      161,730
 2,450 First Virginia Banks, Inc........       91,214
 2,920 FirstMerit Corp..................       63,247
36,570 FleetBoston Financial Corp.......      888,651
 1,600 FNB Corp.........................       44,048
 3,552 Fulton Financial Corp............       62,728
 1,300 Greater Bay Bancorp..............       22,477
 3,000 GreenPoint Financial Corp........      135,540
 5,436 Hibernia Corp....................      104,697
 2,602 Hudson City Bancorp, Inc.........       48,475
 1,157 Hudson United Bancorp............       35,983
 8,800 Huntington Bancshares, Inc.......      164,648
 1,831 Independence Community Bank Corp.       46,471
15,000 KeyCorp..........................      377,100
 2,736 M & T Bank Corp..................      217,102
 7,748 Marshall & Ilsley Corp...........      212,140
 8,025 Mellon Financial Corp............      209,533
 2,400 Mercantile Bankshares Corp.......       92,616
21,312 National City Corp...............      582,244
 7,310 National Commerce Financial Corp.      174,344
 4,199 North Fork Bancorporation, Inc...      141,674
 3,420 Northern Trust Corp..............      119,871
 2,110 Old National Bancorp.............       51,273
   457 Park National Corp...............       45,152
   800 People's Bank....................       20,112
 9,977 PNC Bank Corp....................      418,036
 4,860 Popular, Inc.....................      164,268
 2,576 Roslyn Bancorp, Inc..............       46,445
 1,200 Silicon Valley Bancshares (b)....       21,900
 2,700 Sky Financial Group, Inc.........       53,757
12,256 SouthTrust Corp..................      304,562
 9,250 Sovereign Bancorp, Inc...........      129,963
 8,666 SunTrust Banks, Inc..............      493,269
 1,107 TCF Financial Corp...............       48,365
 1,600 Trustmark Corp...................       37,968

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                            Value
------ -                                       ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Banking (continued)
66,649 U.S. Bankcorp.......................... $  1,414,292
 7,195 Union Planters Corp....................      202,467
 1,703 UnionBanCal Corp.......................       66,877
 3,208 Valley National Bancorp................       84,595
47,885 Wachovia Corp..........................    1,744,929
 2,179 Washington Federal, Inc................       54,148
34,019 Washington Mutual, Inc.................    1,174,676
 1,700 Webster Financial Corp.................       59,160
54,499 Wells Fargo Co.........................    2,554,368
   900 West America Bankcorporation...........       36,162
 1,400 Whitney Holding Corp...................       46,662
 2,241 Wilmington Trust Corp..................       70,995
 3,160 Zions Bancorp..........................      124,343
                                               ------------
                                                 21,372,052
                                               ------------
       Beverages -- 0.33%
   920 Adolph Coors Co., Class B..............       56,350
10,234 Anheuser-Busch Co., Inc................      495,325
10,644 Coca-Cola Co...........................      466,420
   400 Coca-Cola Enterprises, Inc.............        8,688
 1,580 Constellation Brands, Inc., Class A (b)       37,462
 2,907 PepsiAmericas, Inc.....................       39,041
                                               ------------
                                                  1,103,286
                                               ------------
       Biotechnology -- 0.05%
   800 Genentech, Inc. (b)....................       26,528
 1,000 Genzyme Corp. (b)......................       29,570
 1,834 ICOS Corp. (b).........................       42,934
 4,202 Millenium Pharmaceuticals (b)..........       33,364
 2,030 Quintiles Transnational Corp. (b)......       24,563
                                               ------------
                                                    156,959
                                               ------------
       Broadcasting -- 0.70%
 4,612 Cablevision Systems Corp. (b)..........       77,205
 3,665 Charter Communications, Inc. (b).......        4,325
 8,953 Clear Channel Communications, Inc. (b).      333,857
71,396 Comcast Corp., Class A (b).............    1,682,804
 6,805 Cox Communications, Inc., Class A (b)..      193,262
   400 Cox Radio, Inc. (b)....................        9,124
   157 Entercom Communications Corp. (b)......        7,366
 1,300 Entravision Communications Corp.,
        Class A (b)...........................       12,974
   500 Hearst - Argyle Television, Inc. (b)...       12,055
   600 Hispanic Broadcasting Corp.,
        Class A (b)...........................       12,330
 1,000 Radio One, Inc. (b)....................       14,430
 2,000 UnitedGlobalCom, Inc. (b)..............        4,800
 1,035 USA Networks, Inc. (b).................       23,722
                                               ------------
                                                  2,388,254
                                               ------------
       Business Services -- 0.07%
   600 Dun & Bradstreet Corp. (b).............       20,694

Shares                                            Value
------ -                                       ------------
       Business Services (continued)
   300 Equifax, Inc........................... $      6,942
   100 Getty Images, Inc. (b).................        3,055
   100 Global Payments, Inc...................        3,201
 5,258 IKON Office Solutions, Inc.............       37,595
   847 Manpower, Inc..........................       27,019
   700 Polycom, Inc. (b)......................        6,664
10,300 ServiceMaster Co.......................      114,330
   500 Viad Corp..............................       11,175
                                               ------------
                                                    230,675
                                               ------------
       Casinos/Gaming -- 0.06%
   149 Harrah's Entertainment, Inc. (b).......        5,900
 1,275 Mandalay Resort Group (b)..............       39,028
 2,200 MGM Grand, Inc. (b)....................       72,534
 9,300 Park Place Entertainment Corp. (b).....       78,120
                                               ------------
                                                    195,582
                                               ------------
       Chemicals -- 1.32%
 8,021 Air Products & Chemicals, Inc..........      342,898
 1,000 Albemarle Corp.........................       28,450
 1,895 Cabot Corp.............................       50,293
31,649 Dow Chemical Co........................      939,974
34,779 E.I. Du Pont De Nemours & Co...........    1,474,629
 2,686 Eastman Chemical Co....................       98,764
 4,450 Engelhard Corp.........................       99,458
 3,100 Hercules, Inc. (b).....................       27,280
 3,802 IMC Global, Inc........................       40,567
 1,375 International Flavors & Fragrance, Inc.       48,263
 1,819 Lubrizol Corp..........................       55,480
 9,000 Monsanto Co............................      173,250
   800 OM Group, Inc..........................        5,504
 5,892 PPG Industries, Inc....................      295,484
 5,763 Praxair, Inc...........................      332,929
 5,533 Rohm & Haas Co.........................      179,712
 4,600 Sherwin-Williams Co....................      129,950
 2,073 Sigma-Aldrich Corp.....................      100,955
 1,216 Valspar Corp...........................       53,723
                                               ------------
                                                  4,477,563
                                               ------------
       Clothing/Apparel -- 0.21%
 5,600 Burlington Industries, Inc.............      238,840
 3,900 Jones Apparel Group, Inc. (b)..........      138,216
 3,792 Liz Claiborne, Inc.....................      112,433
   700 Nike, Inc., Class B....................       31,129
 3,299 Nordstrom, Inc.........................       62,582
 1,100 Polo Ralph Lauren Corp. (b)............       23,936
   100 Talbots, Inc...........................        2,753
 2,900 VF Corp................................      104,545
                                               ------------
                                                    714,434
                                               ------------
       Computer Software & Services -- 0.68%
   600 Acxiom Corp. (b).......................        9,228
   100 Advent Software, Inc. (b)..............        1,363
   400 Alliance Data Systems Corp. (b)........        7,088

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                             Value
------ -                                        ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Computer Software & Services (continued)
78,902 AOL-Time Warner, Inc. (b)............... $  1,033,615
   400 Applera Corp............................        7,016
 2,860 Autodesk, Inc...........................       40,898
 3,717 BMC Software, Inc. (b)..................       63,598
 1,161 Ceridian Corp. (b)......................       16,742
 1,300 CheckFree Corp. (b).....................       20,801
   700 Citrix Systems, Inc. (b)................        8,624
13,800 Computer Associates International,
        Inc....................................      186,300
 5,157 Computer Sciences Corp. (b).............      177,659
 6,910 Compuware Corp. (b).....................       33,168
 2,625 Electronic Data Systems Corp............       48,379
34,500 EMC Corp. (b)...........................      211,830
   600 Gtech Holdings Corp. (b)................       16,716
 4,000 i2 Technologies, Inc. (b)...............        4,600
 1,500 Integrated Device Technology, Inc. (b)..       12,555
   400 Macromedia, Inc. (b)....................        4,260
 2,847 NCR Corp. (b)...........................       67,588
   100 Perot Systems Corp., Class A (b)........        1,072
   700 Rational Sotware Corp. (b)..............        7,273
   400 RealNetworks, Inc. (b) (b)..............        1,524
 3,000 Storage Technology Corp. (b)............       64,260
 1,720 Sybase, Inc. (b)........................       23,048
 4,291 Symbol Technologies, Inc................       35,272
   300 Ticketmaster Online-CitySearch, Inc. (b)        6,366
 9,069 Unisys Corp. (b)........................       89,783
 4,100 Verisign, Inc. (b)......................       32,882
 2,000 Veritas Software Corp. (b)..............       31,240
 5,176 WebMD Corp. (b).........................       44,255
                                                ------------
                                                   2,309,003
                                                ------------
       Computer Systems -- 0.15%
12,246 3Com Corp. (b)..........................       56,699
12,305 Apple Computer, Inc. (b)................      176,331
 6,500 Gateway, Inc. (b).......................       20,410
 2,200 Ingram Micro, Inc. (b)..................       27,170
59,100 Sun Microsystems, Inc. (b)..............      183,801
 1,221 Tech Data Corp. (b).....................       32,918
                                                ------------
                                                     497,329
                                                ------------
       Conglomerates -- 1.05%
 3,802 3M Co...................................      468,787
 2,651 ALLETE, Inc.............................       60,125
 7,200 Dover Corp..............................      209,952
 5,242 Fortune Brands, Inc.....................      243,805
 1,200 Hawaiian Electric Industries, Inc.......       52,776
26,057 Honeywell International, Inc............      625,368
 2,851 ITT Industries, Inc.....................      173,027
 1,655 Pentair, Inc............................       57,180
13,979 Raytheon Co.............................      429,854
 5,571 Rockwell International Corp.............      115,375

Shares                                         Value
------ -                                    ------------
       Conglomerates (continued)
 1,567 SPX Corp. (b)....................... $     58,684
   849 Teleflex, Inc.......................       36,414
 1,654 Temple - Inland, Inc................       74,116
 4,197 Textron, Inc........................      180,429
10,426 United Technologies Corp............      645,787
 2,700 W.W. Grainger, Inc..................      139,185
                                            ------------
                                               3,570,864
                                            ------------
       Construction Materials & Supplies -- 0.34%
12,072 Caterpillar, Inc....................      551,932
 2,306 Fluor Corp..........................       64,568
 1,134 Lafarge Corp........................       37,252
 1,637 Martin Marietta Materials, Inc......       50,190
 9,305 Masco Corp..........................      195,870
 3,988 RPM International, Inc..............       60,937
 1,736 Timken Co...........................       33,158
 3,070 Vulcan Materials Co.................      115,125
 1,465 York International Corp.............       37,460
                                            ------------
                                               1,146,492
                                            ------------
       Consumer Goods & Services -- 0.02%
   600 Church & Dwight Co., Inc............       18,258
 1,647 Dial Corp...........................       33,549
                                            ------------
                                                  51,807
                                            ------------
       Consumer Products & Services -- 0.02%
 2,005 Pittston Co.........................       37,052
   500 The Scotts Company (b)..............       24,520
                                            ------------
                                                  61,572
                                            ------------
       Containers & Packaging -- 0.15%
   908 Avery Dennison Corp.................       55,461
 1,521 Ball Corp...........................       77,860
 1,786 Bemis Co., Inc......................       88,639
 3,788 Owens - Illinois, Inc. (b)..........       55,229
 2,149 Packaging Corporation of America (b)       39,198
 5,424 Pactiv Corp. (b)....................      118,568
   260 Sealed Air Corp. (b)................        9,698
 3,254 Sonoco Products Co..................       74,614
                                            ------------
                                                 519,267
                                            ------------
       Electronic Components & Instruments -- 2.08%
27,123 Agere Systems Inc., Class B (b).....       37,972
 8,593 Agilent Technologies, Inc. (b)......      154,330
 4,900 American Power Conversion Corp. (b).       74,235
 5,500 Applied Micro Circuits Corp. (b)....       20,295
 2,560 Arrow Electronics, Inc. (b).........       32,742
 3,500 Atmel Corp. (b).....................        7,805
 3,938 Avnet, Inc..........................       42,649
 1,920 AVX Corp............................       18,816
 3,240 Broadcom Corp. (b)..................       48,794
 2,629 Diebold, Inc........................      108,367
 2,500 Eaton Corp..........................      195,275

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                         Value
------  -                                   ------------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Electronic Components & Instruments (continued)
 14,753 Emerson Electric Co................ $    750,190
  2,851 Energizer Holdings, Inc. (b).......       79,543
  4,787 General Dynamics Corp..............      379,944
 94,315 Hewlett Packard Co.................    1,637,308
  1,646 Hubbell, Inc., Class B.............       57,840
 32,093 International Business Machines
         Corp..............................    2,487,209
    200 International Rectifier Corp. (b)..        3,692
  1,300 Intersil Holding Corp. (b).........       18,122
    400 Jabil Circuit, Inc. (b)............        7,168
  3,121 Johnson Controls, Inc..............      250,211
  3,200 KEMET Corp. (b)....................       27,968
  9,100 Micron Technology, Inc. (b)........       88,634
    759 Molex, Inc.........................       17,487
  4,186 Parker-Hannifin Corp...............      193,100
  2,500 PerkinElmer, Inc...................       20,625
  9,000 Sanmina-SCI Corp. (b)..............       40,410
 14,171 Solectron Corp. (b)................       50,307
  2,430 Tektronix, Inc. (b)................       44,202
  1,300 Teradyne, Inc. (b).................       16,913
  4,200 Thermo Electron Corp. (b)..........       84,504
  4,255 Vishay Intertechnology, Inc. (b)...       47,571
                                            ------------
                                               7,044,228
                                            ------------
        Entertainment -- 0.34%
    700 Metro-Goldwyn-Mayer, Inc. (b)......        9,100
 71,125 The Walt Disney Co.................    1,160,049
                                            ------------
                                               1,169,149
                                            ------------
        Financial Services -- 4.26%
  2,920 A.G. Edwards, Inc..................       96,243
    100 Affiliated Managers Group, Inc. (b)        5,030
    630 Allied Capital Corp................       13,753
  2,710 Ambac Financial Group, Inc.........      152,410
 15,520 American Express Co................      548,632
  1,008 Americredit Corporation (b)........        7,802
  3,300 Bear Stearns Companies, Inc........      196,020
148,938 Citigroup, Inc.....................    5,241,129
  3,564 Countrywide Credit Industries, Inc.      184,081
    450 Doral Financial Corp...............       12,870
    733 Downey Financial Corp..............       28,587
  5,100 E*TRADE Group, Inc. (b)............       24,786
  6,036 Franklin Resources, Inc............      205,707
  1,737 Freddie Mac........................      102,570
  4,411 Golden West Financial Corp.........      316,754
  8,436 Goldman Sachs Group, Inc...........      574,492
  8,719 Hartford Financial Services Group,
         Inc...............................      396,104
 13,335 Household International, Inc.......      370,846
  2,094 IndyMac Mortgage Holdings, Inc. (b)       38,718
  1,600 Instinet Group, Inc................        6,768

Shares                                          Value
------ -                                     ------------
       Financial Services (continued)
 1,000 Interactive Data Corporation (b)..... $     13,750
69,394 J.P. Morgan Chase & Co...............    1,665,457
10,358 John Hancock Financial Services, Inc.      288,988
 1,534 LaBranche & Co., Inc. (b)............       40,866
   912 Legg Mason, Inc......................       44,268
 8,519 Lehman Brothers Holdings, Inc........      453,978
29,895 Merrill Lynch & Co., Inc.............    1,134,515
 3,124 MGIC Investment Corp.................      129,021
38,386 Morgan Stanley Dean Witter & Co......    1,532,369
   900 Nationwide Financial Services, Inc...       25,785
   100 Neuberger Berman, Inc................        3,349
 2,423 New York Community Bancorp...........       69,976
   800 Provident Financial Group, Inc.......       20,824
 5,600 Providian Financial Corp. (b)........       36,344
 1,350 Raymond James Financial, Inc.........       39,933
 8,084 Regions Financial Corp...............      269,682
 6,731 Stilwell Financial, Inc..............       87,974
   200 Student Loan Corp....................       19,560
 2,394 T. Rowe Group, Inc...................       65,308
                                             ------------
                                               14,465,249
                                             ------------
       Food - Retail -- 0.21%
13,100 Albertson's, Inc.....................      291,607
 6,252 Kroger Co. (b).......................       96,593
 9,300 Safeway, Inc. (b)....................      217,248
 4,593 Supervalu, Inc.......................       75,830
 2,400 Winn-Dixie Stores, Inc...............       36,672
                                             ------------
                                                  717,950
                                             ------------
       Food Processing -- 0.79%
19,705 Archer-Daniels-Midland Co............      244,342
 7,781 Campbell Soup Co.....................      182,620
18,791 ConAgra Foods, Inc...................      469,962
 3,100 Dean Foods Co. (b)...................      115,010
 1,441 Dole Food Co., Inc...................       46,948
 3,699 General Mills, Inc...................      173,668
 6,337 H.J. Heinz Co........................      208,297
 1,700 Hershey Foods Corp...................      114,648
 2,609 Hormel Foods Corp....................       60,868
 4,200 Kellogg Co...........................      143,934
 7,328 Kraft Foods, Inc.....................      285,279
 2,248 McCormick & Co., Inc.................       52,154
   400 Performance Food Group Co. (b).......       13,584
13,803 Sara Lee Corp........................      310,705
 3,774 Smithfield Foods, Inc. (b)...........       74,876
 7,718 Tyson Foods, Inc., Class A...........       86,596
 1,829 William Wrigley Jr. Co...............      100,376
                                             ------------
                                                2,683,867
                                             ------------
       Furniture & Fixtures -- 0.08%
   500 Ethan Allen Interiors, Inc...........       17,185
 1,827 Hillenbrand Industry, Inc............       88,262
 1,858 HON Industries, Inc..................       52,544

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                             Value
------ -                                        ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Furniture & Fixtures (continued)
 4,840 Leggett & Platt, Inc.................... $    108,610
                                                ------------
                                                     266,601
                                                ------------
       Health Care -- 0.11%
   884 Anthem, Inc. (b)........................       55,604
   400 Community Health Sys Inc New Com (b)....        8,236
 3,000 Health Net, Inc. (b)....................       79,199
 5,856 Humana, Inc. (b)........................       58,560
 2,042 Manor Care, Inc. (b)....................       38,002
 1,540 McKesson Corp...........................       41,626
 1,276 Omnicare, Inc...........................       30,407
   100 Orthodontic Centers Of America, Inc. (b)        1,091
   400 Renal Care Group, Inc. (b)..............       12,656
 1,225 Triad Hospitals, Inc. (b)...............       36,542
                                                ------------
                                                     361,923
                                                ------------
       Homebuilding / Development -- 0.14%
 2,100 Centex Corp.............................      105,420
 3,310 Clayton Homes, Inc......................       40,316
 3,253 D. R. Horton, Inc.......................       56,440
 1,400 KB Home.................................       59,990
 1,774 Lennar Corp.............................       91,538
 1,742 Pulte Homes, Inc........................       83,390
 1,532 Toll Brothers, Inc. (b).................       30,946
                                                ------------
                                                     468,040
                                                ------------
       Hotels & Lodging -- 0.22%
38,062 Cendant Corp. (b).......................      398,889
 2,100 Extended Stay America, Inc. (b).........       30,975
 9,470 Hilton Hotels Corp......................      120,364
 3,039 Marriott International, Inc., Class A...       99,892
 3,797 Starwood Hotels & Resorts Worldwide,
        Inc....................................       90,141
                                                ------------
                                                     740,261
                                                ------------
       Household Products & Appliances -- 0.95%
 1,179 Alberto-Culver Co., Class B.............       59,422
   374 American Standard Companies, Inc. (b)...       26,606
 8,294 Avon Products, Inc......................      446,798
 3,087 Clorox Co...............................      127,339
 2,200 Colgate-Palmolive Co....................      115,346
 1,076 Estee Lauder Cos., Inc., Class A........       28,406
15,217 Gillette Co.............................      461,988
 8,930 Newell Rubbermaid, Inc..................      270,847
18,446 Procter & Gamble Co.....................    1,585,249
 2,190 Whirlpool Corp..........................      114,362
                                                ------------
                                                   3,236,363
                                                ------------
       Insurance -- 2.63%
   900 21st Century Insurance Group............       11,268
 5,116 Aetna, Inc..............................      210,370
 9,423 AFLAC, Inc..............................      283,821

Shares                                         Value
------ -                                    ------------
       Insurance (continued)
   208 Alleghany Corp. (b)................. $     36,920
 1,700 Allmerica Financial Corp............       17,170
24,785 Allstate Corp.......................      916,797
 1,109 American Financial Group, Inc.......       25,585
45,125 American International Group, Inc...    2,610,481
   400 American National Insurance Co......       32,808
 1,400 Amerus Group Co.....................       39,578
 9,583 Aon Corp............................      181,023
 5,687 Chubb Corp..........................      296,861
 4,463 Cigna Corp..........................      183,519
 4,746 Cincinnati Financial Corp...........      178,212
   900 CNA Financial Corp. (b).............       23,040
   800 Erie Indemnity, Inc.................       29,008
 3,429 Fidelity National Financial, Inc....      112,574
 2,500 First American Financial Corporation       55,500
 1,871 HCC Insurance Holdings, Inc.........       46,027
 5,355 Jefferson-Pilot Corp................      204,079
 1,266 Leucadia National Corp..............       47,234
 6,167 Lincoln National Corp...............      194,754
 4,696 Loews Corp..........................      208,784
   279 Markel Corp. (b)....................       57,335
 1,000 Marsh & McLennan Companies, Inc.....       46,210
 5,156 MBIA, Inc...........................      226,142
   900 Mercury General Corp................       33,822
10,431 MetLife, Inc........................      282,054
 1,632 MONY Group, Inc.....................       39,070
 4,232 Old Republic International Corp.....      118,496
 2,965 Phoenix Co., Inc....................       22,534
 3,066 PMI Group, Inc......................       92,103
10,097 Principal Financial Group...........      304,223
 2,720 Progressive Corp....................      134,994
 2,331 Protective Life Corp................       64,149
 3,080 Radian Group, Inc...................      114,422
   500 Reinsurance Group of America, Inc...       13,540
 4,700 SAFECO Corp.........................      162,949
 7,925 St. Paul Cos., Inc..................      269,846
 1,000 StanCorp Financial Group, Inc.......       48,850
 4,170 Torchmark Corp......................      152,330
   722 Transatlantic Holdings, Inc.........       48,157
33,142 Travelers Property Casulty Corp.,
        Class B (b)........................      485,530
 1,569 Unitrin, Inc........................       45,846
 8,695 UnumProvident Corp..................      152,510
 1,450 W.R. Berkley........................       57,435
    47 Wesco Financial Corp................       14,568
                                            ------------
                                               8,932,528
                                            ------------
       Machinery, Tools & Engineering -- 0.32%
 1,250 AGCO Corp...........................       27,625
 1,263 AptarGroup, Inc.....................       39,456
 2,163 Arvinmeritor Inc....................       36,057
   100 Black & Decker Corp.................        4,289

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                             Value
------ -                                        ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Machinery, Tools & Engineering (continued)
 1,714 Crane Co................................ $     34,160
 1,200 Cummins, Inc............................       33,756
 8,334 Deere & Co..............................      382,114
   400 Donaldson Company, Inc..................       14,400
   200 Flowserve Corp. (b).....................        2,958
 4,034 Illinois Tool Works, Inc................      261,645
   400 Jacobs Engineering Group, Inc. (b)......       14,240
 1,035 Lancaster Colony Corporation............       40,448
   300 MSC Industrial Direct Co., Inc.,
        Class-A (b)............................        5,325
   600 Novellus Systems (b)....................       16,848
 3,660 Pall Corp...............................       61,049
   500 Shaw Group, Inc. (b)....................        8,225
 2,021 Snap-On, Inc............................       56,810
   900 Stanley Works...........................       31,122
    62 Zebra Technologies, Class A (b).........        3,553
                                                ------------
                                                   1,074,080
                                                ------------
       Manufacturing -- 0.01%
 1,400 Harsco Corp.............................       44,646
                                                ------------
       Media -- 0.68%
   400 Cumulus Media, Inc. (b).................        5,948
 1,150 Emmis Communications Corp. (b)..........       23,955
 2,622 Fox Entertainment Group, Inc. (b).......       67,988
 3,210 Gemstar-TV Guide International, Inc. (b)       10,433
90,647 Liberty Media Corp., Class A (b)........      810,384
   400 Media General, Inc......................       23,980
 1,252 Meredith Corp...........................       51,470
32,623 Viacom, Inc., Class B (b)...............    1,329,713
                                                ------------
                                                   2,323,871
                                                ------------
       Medical Equipment & Supplies -- 0.16%
   200 Advanced Medical Optics (b).............        2,394
 1,580 Apogent Technologies, Inc. (b)..........       32,864
 1,677 Bausch & Lomb, Inc......................       60,372
 7,668 Becton, Dickinson & Co..................      235,331
 1,872 C.R. Bard, Inc..........................      108,576
   600 Coventry Health Care, Inc. (b)..........       17,418
   700 Edwards Lifesciences Corporation (b)....       17,829
   500 Henry Schein, Inc. (b)..................       22,500
 1,000 Invitrogen Corp. (b)....................       31,290
   200 Ribapharm Inc. (b)......................        1,310
   100 STERIS Corp. (b)........................        2,425
                                                ------------
                                                     532,309
                                                ------------
       Metals -- 0.27%
 3,300 AK Steel Holding Corp. (b)..............       26,400
25,238 Alcoa, Inc..............................      574,921
 2,370 Allegheny Technologies, Inc.............       14,765
 1,100 Newmont Mining Corp.....................       31,933
 2,700 Nucor Corp..............................      111,510

Shares                                       Value
------  -                                 ------------
        Metals (continued)
  3,000 Phelps Dodge Corp. (b)........... $     94,950
  1,835 Precision Castparts Corp.........       44,499
  1,460 Rowan Companies, Inc.............       33,142
                                          ------------
                                               932,120
                                          ------------
        Office Equipment -- 0.14%
 10,962 Office Depot, Inc. (b)...........      161,799
  3,270 Pitney Bowes, Inc................      106,798
    910 Steelcase, Inc...................        9,974
 25,400 Xerox Corp. (b)..................      204,470
                                          ------------
                                               483,041
                                          ------------
        Oil & Gas -- 4.51%
  1,240 Amerada Hess Corp................       68,262
  4,700 Anadarko Petroleum Corp..........      225,130
  4,872 Apache Corp......................      277,655
  5,331 Aquila Inc.......................        9,436
  2,352 Ashland, Inc.....................       67,103
    700 Baker Hughes, Inc................       22,533
 37,276 ChevronTexaco Corp...............    2,478,108
    616 Cimarex Energy Company (b).......       11,026
 23,594 ConocoPhillips...................    1,141,714
    100 Cooper Cameron Corp. (b).........        4,982
  5,094 Devon Energy Corp................      233,815
    601 Diamond Offshore Drilling, Inc...       13,132
    887 ENSCO International, Inc.........       26,122
  3,980 EOG Resources, Inc...............      158,882
  2,174 Equitable Resources, Inc.........       76,177
236,815 Exxon Mobil Corp.................    8,274,316
  1,689 FMC Technologies, Inc. (b).......       34,506
    500 Forest Oil Corp. (b).............       13,825
  7,700 Halliburton Co...................      144,067
  1,776 Helmerich & Payne, Inc...........       49,568
  3,600 Kerr-McGee Corp..................      159,480
  4,323 Lyondell Chemical Co.............       54,643
 10,740 Marathon Oil Corp................      228,655
  2,396 MDU Resources Group, Inc.........       61,841
    698 Murphy Oil Corp..................       29,909
    900 National-Oilwell, Inc. (b).......       19,656
    639 Newfield Exploration Co. (b).....       23,036
    830 Noble Energy Inc.................       31,167
 13,191 Occidental Petroleum Corp........      375,284
  1,687 Ocean Energy, Inc................       33,689
    100 PATTERSON-UTI Energy Inc (b).....        3,017
    700 Peabody Energy Corp..............       20,461
  1,249 People's Energy Corp.............       48,274
  3,300 Pioneer Natural Resources Co. (b)       83,325
  1,656 Pogo Producing Co................       61,686
    500 Premcor, Inc. (b)................       11,115
  2,070 Pride International, Inc. (b)....       30,843
  2,283 Sunoco, Inc......................       75,750
  3,452 United States Steel Corp.........       45,290
  8,918 Unocal Corp......................      272,712

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                              Value
------ -                                         ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Oil & Gas (continued)
 3,618 Valero Energy Corp....................... $    133,649
   900 Varco International, Inc. (b)............       15,660
 2,303 Vectren Corp.............................       52,969
 3,668 XTO Energy, Inc..........................       90,600
                                                 ------------
                                                   15,293,070
                                                 ------------
       Paper Products -- 0.58%
 1,804 Boise Cascade Corp.......................       45,497
 1,846 Bowater, Inc.............................       77,440
 8,860 Georgia-Pacific Corp.....................      143,178
16,884 International Paper Co...................      590,433
 9,013 Kimberly-Clark Corp......................      427,847
 7,093 MeadWestvaco Corp........................      175,268
   920 Rayonier, Inc............................       41,630
 5,900 Smurfit-Stone Container Corp. (b)........       90,807
 7,662 Weyerhaeuser Co..........................      377,047
                                                 ------------
                                                    1,969,147
                                                 ------------
       Pharmaceuticals -- 1.19%
   807 AmerisourceBergen Corp...................       43,828
42,543 Bristol-Myers Squibb Co..................      984,870
 3,420 Eli Lilly & Co...........................      217,170
12,614 Healthsouth Corp. (b)....................       52,979
 1,782 Human Genome Sciences, Inc. (b)..........       15,699
 2,200 ICN Pharmaceuticals, Inc.................       24,002
   200 Medicis Pharmaceutical Corp., Class A (b)        9,934
33,309 Merck & Co., Inc.........................    1,885,623
   300 Mylan Laboratories, Inc..................       10,470
30,721 Schering-Plough Corporation..............      682,006
   200 Sicor, Inc. (b)..........................        3,170
 2,528 Vertex Pharmaceuticals (b)...............       40,069
 2,178 Watson Pharmaceuticals, Inc. (b).........       61,572
                                                 ------------
                                                    4,031,392
                                                 ------------
       Photography/Imaging Technology -- 0.11%
10,230 Eastman Kodak Co.........................      358,459
                                                 ------------
       Publishing & Printing -- 0.50%
 3,000 Belo (A.H.) Corp.........................       63,960
   600 Dow Jones & Company, Inc.................       25,938
    70 E.W. Scripps Co., Class A................        5,387
 9,287 Gannett Co., Inc.........................      666,806
   450 Harte-Hanks, Inc.........................        8,402
 2,864 Knight-Ridder, Inc.......................      181,148
 1,508 Lee Enterprises, Inc.....................       50,548
   664 McClatchy Co., Class A...................       37,669
 1,079 McGraw-Hill Companies, Inc...............       65,215
 1,438 New York Times Co., Class A..............       65,760
 3,022 R.R. Donnelley & Sons Co.................       65,789
 2,425 Readers Digest Association, Inc..........       36,618
   437 Scholastic Corp. (b).....................       15,710
 6,744 Tribune Co...............................      306,581

Shares                                          Value
------ -                                     ------------
       Publishing & Printing (continued)
   135 Washington Post Co................... $     99,630
                                             ------------
                                                1,695,161
                                             ------------
       Railroads -- 0.40%
13,530 Burlington Northern Santa Fe Corp....      351,915
 7,382 CSX Corp.............................      208,984
13,680 Norfolk Southern Corp................      273,463
 8,850 Union Pacific Corp...................      529,850
                                             ------------
                                                1,364,212
                                             ------------
       Real Estate -- 0.12%
 2,901 AMB Property Corp....................       79,371
   500 Catellus Development Corp. (b).......        9,925
 3,163 Kimco Realty Corp....................       96,914
 6,603 Plum Creek Timber Co., Inc...........      155,832
 1,000 Ryland Group, Inc....................       33,350
 3,360 Trizec Properties....................       31,550
                                             ------------
                                                  406,942
                                             ------------
       Real Estate Investment Trusts -- 0.88%
 2,852 Annaly Mortgage Management, Inc......       53,618
 2,804 Apartment Investment & Management Co.      105,094
 6,300 Archstone-Smith Trust................      148,302
 2,011 Arden Realty, Inc....................       44,544
 2,200 AvalonBay Communities, Inc...........       86,108
 2,266 Boston Properties, Inc...............       83,525
 1,558 BRE Properties, Class A..............       48,610
 1,300 Camden Property Trust................       42,900
 1,867 CarrAmerica Realty Corp..............       46,768
   800 Centerpoint Properties Corp..........       45,720
 1,268 Cousins Properties, Inc..............       31,320
 2,806 Crescent Real Estate Equities Co.....       46,692
 1,916 Developers Diversified Realty Corp...       42,133
 4,600 Duke Realty Corp.....................      117,070
14,630 Equity Office Properties Trust.......      365,456
 9,471 Equity Residential Properties Trust..      232,797
 1,365 First Industrial Realty Trust........       38,220
   754 Forest City Enterprises, Class A.....       25,146
 2,139 General Growth Properties, Inc.......      111,228
 1,998 Health Care Property Investors, Inc..       76,523
 1,765 Highwood Properties, Inc.............       39,007
 2,150 Hospitality Properties Trust.........       75,680
 8,049 Host Marriott Corp. (b)..............       71,234
 1,742 iStar Financial, Inc.................       48,863
 2,713 Liberty Property Trust...............       86,653
 1,467 Mack-Cali Realty Corp................       44,450
 3,303 New Plan Excel Realty Trust..........       63,054
 5,719 ProLogis Trust.......................      143,833
 3,400 Public Storage, Inc..................      109,854
 1,780 Reckson Associates Realty Corp.......       37,469
   800 Regency Centers Corp.................       25,920
 2,162 Rouse Co.............................       68,535
 5,000 Simon Property Group, Inc............      170,350

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                             Value
------ -                                        ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Real Estate Investment Trusts (continued)
 3,674 United Dominion Realty Trust, Inc....... $     60,107
 2,500 Vornado Realty Trust....................       93,000
 1,600 Weinharten Realty Investors.............       58,976
                                                ------------
                                                   2,988,759
                                                ------------
       Recreation -- 0.06%
   503 Blockbuster, Inc........................        6,162
 3,063 Brunswick Corp..........................       60,830
 1,800 Callaway Golf Co........................       23,850
 4,859 Hasbro, Inc.............................       56,121
   500 International Speedway Corp.............       18,645
 1,350 Mattel, Inc.............................       25,853
   300 Regal Entertainment Group, Class A......        6,426
 3,550 Six Flags, Inc. (b).....................       20,271
                                                ------------
                                                     218,158
                                                ------------
       Rental & Leasing -- 0.00%
 1,197 United Rentals, Inc. (b)................       12,880
                                                ------------
       Restaurants -- 0.26%
   275 Brinker International, Inc. (b).........        8,869
 1,410 CBRL Group, Inc.........................       42,483
44,426 McDonald's Corp.........................      714,370
 1,060 Outback Steakhouse, Inc.................       36,506
 1,582 Wendy's International, Inc..............       42,825
 2,063 YUM Brands (b)..........................       49,966
                                                ------------
                                                     895,019
                                                ------------
       Retail -- 0.67%
   200 American Eagle Outfitters (b)...........        2,756
 2,400 American Greetings Corp.,
        Class A (b)............................       37,920
 6,810 AutoNation, Inc. (b)....................       85,534
 1,200 Barnes & Noble, Inc. (b)................       21,684
 1,800 Big Lots, Inc. (b)......................       23,814
 2,561 Borders Group, Inc. (b).................       41,232
 1,295 Carmax Inc. (b).........................       23,155
 6,327 Circuit City Stores, Inc................       46,946
 7,753 Costco Wholesale Companies. (b).........      217,549
13,794 CVS Corp................................      344,435
 2,563 Dillards, Inc., Class A.................       40,649
 7,106 Federated Department Stores, Inc. (b)...      204,369
 3,174 Foot Locker, Inc. (b)...................       33,327
   500 Furniture Brands International, Inc. (b)       11,925
   200 Gamestop Corp., Class A (b).............        1,960
 9,399 J.C. Penney Co..........................      216,271
 1,700 La-Z-Boy, Inc...........................       40,766
 9,913 May Department Stores, Inc..............      227,801
 1,268 Nieman Marcus Group, Inc.,
        Class A (b)............................       38,535
 2,170 Pier 1 Imports, Inc.....................       41,078
 1,662 Reebok International Ltd. (b)...........       48,863

Shares                                             Value
------  -                                       ------------
        Retail (continued)
    100 Rent-A-Center (b)...................... $      4,995
  8,900 Rite Aid Corp. (b).....................       21,805
  4,171 Saks, Inc. (b).........................       48,968
  9,761 Sears, Roebuck & Co....................      233,775
    300 Sonic Automotive (b)...................        4,461
  8,871 The Limited, Inc.......................      123,573
  6,700 Toys "R" Us, Inc. (b)..................       67,000
    800 Zale Corp. (b).........................       25,520
                                                ------------
                                                   2,280,666
                                                ------------
        Semiconductors -- 0.04%
  1,500 Adaptec, Inc. (b)......................        8,475
  8,049 Advanced Micro Devices, Inc. (b).......       51,997
    900 Amkor Technology, Inc. (b).............        4,284
  3,696 Conexant Systems, Inc. (b).............        5,951
    800 Cypress Semiconductor Corp. (b)........        4,576
    500 Emulex Corp. (b).......................        9,275
    200 Fairchild Semicon Intl. (b)............        2,142
  6,472 LSI Logic Corp. (b)....................       37,343
    800 National Semiconductor Corp. (b).......       12,008
                                                ------------
                                                     136,051
                                                ------------
        Telecommunications -- 3.47%
 16,098 ADC Telecommunications, Inc. (b).......       33,645
  1,500 Advanced Fibre Communications, Inc. (b)       25,020
 10,898 Alltel Corp............................      555,798
  3,601 Andrew Corp. (b).......................       37,018
 26,663 AT&T Corp Com New......................      696,171
 38,601 AT&T Wireless Services Inc. (b)........      218,096
 11,700 Avaya, Inc. (b)........................       28,665
 65,347 BellSouth Corp.........................    1,690,527
  4,976 CenturyTel, Inc........................      146,195
  7,439 Ciena Corp. (b)........................       38,236
  5,160 Citizens Communications Co. (b)........       54,438
  3,400 Comverse Technology, Inc. (b)..........       34,068
 22,200 Corning, Inc. (b)......................       73,482
    951 Harris Corp............................       25,011
  1,669 IDT Corp. (b)..........................       28,857
 20,767 JDS Uniphase Corp. (b).................       51,294
  1,200 Juniper Networks, Inc. (b).............        8,160
    200 LIN TV Corp., Class A (b)..............        4,870
121,425 Lucent Technologies, Inc. (b)..........      152,996
 26,766 Motorola, Inc..........................      231,526
    412 PanAmSat Corp. (b).....................        6,032
 24,300 Qwest Communications International,
         Inc. (b)                                    121,500
116,704 SBC Communications, Inc................    3,163,845
  5,333 Scientific-Atlanta, Inc................       63,249
 31,159 Sprint Corp............................      451,182
  1,844 Telephone & Data Systems, Inc..........       86,705
  7,785 Tellabs, Inc. (b)......................       56,597
    657 U.S. Cellular Corp. (b)................       16,438

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)


Shares                                         Value
------ -                                    ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Telecommunications (continued)
95,148 Verizon Communications, Inc......... $  3,686,986
                                            ------------
                                              11,786,607
                                            ------------
       Tobacco -- 0.42%
   800 Carolina Group......................       16,216
28,956 Philip Morris Companies, Inc........    1,173,587
 3,151 R.J. Reynolds Tobacco Holdings, Inc.      132,689
 3,045 UST, Inc............................      101,794
                                            ------------
                                               1,424,286
                                            ------------
       Transportation -- 0.22%
 1,526 CNF, Inc............................       50,724
10,425 FedEx Corp..........................      565,244
 1,500 GATX Corp...........................       34,230
   650 Iron Mountain, Inc. (b).............       21,457
 1,987 Ryder Systems, Inc..................       44,588
   800 Swift Transportation Co., Inc. (b)..       16,014
   866 Tidewater, Inc......................       26,933
                                            ------------
                                                 759,190
                                            ------------
       Utilities -- 2.60%
 9,400 AES Corp. (b).......................       28,388
 4,481 Allegheny Energy, Inc...............       33,876
 3,171 Alliant Energy Corp.................       52,480
 5,390 Ameren Corp.........................      224,062
11,310 American Electric Power, Inc........      309,102
 1,780 American Water Works Co.............       80,954
 9,200 Calpine Corp. (b)...................       29,992
 9,247 Centerpoint Energy, Inc.............       78,600
 5,927 Cinergy Corp........................      199,858
 4,611 CMS Energy Corp.....................       43,528
 7,488 Consolidated Edison, Inc............      320,636
 5,833 Constellation Energy Group, Inc.....      162,274
 5,567 Detroit Edison Co...................      258,309
10,638 Dominion Resources, Inc.............      584,026
 4,342 DPL, Inc............................       66,606
31,094 Duke Power Co., Inc.................      607,577
 7,812 Dynegy, Inc.........................        9,218
11,126 Edison International (b)............      131,843
20,715 El Paso Energy Corp.................      144,176
 4,933 Energy East Corp....................      108,970
 7,794 Entergy Corp........................      355,328
11,225 Exelon Corp.........................      592,343
 9,597 FirstEnergy Corp....................      316,413
 6,204 Florida Power & Light, Inc..........      373,047
 2,400 Great Plains Energy, Inc............       54,912
 1,400 Idacorp, Inc........................       34,762
 4,990 KeySpan Corp........................      175,848
 1,251 Kinder Morgan, Inc..................       52,880
12,400 Mirant Corp. (b)....................       23,436

Shares or
Principal
 Amount                                          Value
---------- -                                  ------------
           Utilities (continued)
     2,500 National Fuel Gas Co.............. $     51,825
     1,509 NICOR, Inc........................       51,351
     8,612 NiSource, Inc.....................      172,240
     4,498 Northeast Utilities...............       68,235
     1,869 NSTAR.............................       82,965
     2,707 OGE Energy Corp...................       47,643
     5,483 Pepco Holdings, Inc...............      106,315
    13,800 PG&E Corp. (b)....................      191,820
     2,698 Pinnacle West Capital Corp........       91,975
     5,708 PPL Corp..........................      197,953
     8,270 Progress Energy, Inc..............      358,505
     7,700 Public Service Enterprise Group,
            Inc..............................      247,170
     2,983 Puget Energy, Inc.................       65,775
     2,668 Questar Corp......................       74,224
     9,864 Reliant Resources, Inc. (b).......       31,565
     3,598 SCANA Corp........................      111,394
     6,450 Sempra Energy.....................      152,543
    24,602 Southern Co.......................      698,452
     5,900 Teco Energy, Inc..................       91,273
    10,131 TXU Corp..........................      189,247
    16,311 Williams Companies, Inc...........       44,040
     3,910 Wisconsin Energy Corp.............       98,532
    14,070 Xcel Energy, Inc..................      154,770
                                              ------------
                                                 8,833,256
                                              ------------
           Waste Disposal -- 0.16%
       640 Allied Waste Industries, Inc. (b).        6,400
     2,090 Philadelphia Suburban Corp........       43,054
     5,257 Republic Services, Inc. (b).......      110,292
    16,361 Waste Management, Inc.............      374,994
                                              ------------
                                                   534,740
                                              ------------
           Total -- SSgA Funds
            Management, Inc.
            (cost $159,622,840)..............  143,744,910
                                              ------------
           Total Common Stocks
            (cost $344,081,393)..............  327,224,185
                                              ------------
           Short-Term Investments -- 4.27%
           Institutional Capital Corp. -- 0.17%
           Cash & Equivalents -- 0.17%
   568,511 Deutsche Bank Cash Sweep..........      568,511
                                              ------------
           U.S. Government Agency -- 2.47%
$8,400,000 Freddie Mac DN, 0.75%, 1/2/03.....    8,399,999
                                              ------------
           State Street Global Advisors -- 1.52%
           Money Market Mutual Fund -- 1.52%
 5,169,106 Alliance Money Market Fund Prime
            Portfolio........................    5,169,106
       100 Deutsche Bank Institutional Liquid
            Assets Fund......................          100
                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares or
Principal
 Amount                                              Value
--------- -                                      ------------
          Short-Term Investments (continued)
          State Street Global Advisors (continued)
          U.S. Treasury Bill -- 0.11%
$364,151  U.S. Treasury Bill, 1.18%, 3/13/03 (c) $    364,177
                                                 ------------
          Total Short-Term Investments
           (cost $14,501,692)...................   14,501,893
                                                 ------------
          Total Investments
           (cost $358,583,085)
           (a) -- 100.69%.......................  341,726,078
                                                 ------------
          Liabilities in excess of other
           assets -- (0.69)%....................   (2,356,415)
                                                 ------------
          Net Assets -- 100.00%................. $339,369,663

                                                 ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 14,993,831
                   Unrealized depreciation....  (31,850,838)
                                               ------------
                   Net unrealized depreciation $(16,857,007)
                                               ============

(b) Represents non-income producing securities.

(c) Principal amount is pledged as collateral for open future contracts.

   ADR -- American Depository Receipt
   DN -- Discount Note

Futures

 Number
   of                             Notional  Expiration Unrealized
Contracts Future Contracts Long    Value       Date       Loss
--------- ---------------------  ---------- ---------- ----------
          SSgA Funds Management, Inc.
    1     S&P Midcap Future..... $   42,990 March 2003  $   (818)
    8     S&P Barra Value Future    852,000 March 2003   (21,227)
   55     S&P 500 E-Mini Future.  2,416,975 March 2003   (51,981)
                                                        --------
          Total Unrealized Loss.                        $(74,026)

                                                        ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

Shares                                           Value
------  -                                     -----------
        Common Stocks -- 95.39%
        Jennison Associates LLC -- 55.51%
        Advertising/Marketing -- 0.49%
 30,000 Omnicom Group, Inc................... $ 1,938,000
                                              -----------
        Aerospace/Defense -- 1.80%
 50,900 Lockheed Martin Corp.................   2,939,475
 43,200 Northrop Grumman Corp................   4,190,400
                                              -----------
                                                7,129,875
                                              -----------
        Banking -- 0.99%
107,100 Bank One Corp........................   3,914,505
                                              -----------
        Biotechnology -- 2.41%
154,400 Amgen, Inc. (b)......................   7,463,696
 63,100 Genentech, Inc. (b)..................   2,092,396
                                              -----------
                                                9,556,092
                                              -----------
        Computer Software -- 2.36%
176,100 Microsoft Corp. (b)..................   9,104,370
 11,900 SAP AG-ADR...........................     232,050
                                              -----------
                                                9,336,420
                                              -----------
        Computer Systems/Peripherals -- 5.07%
497,400 Cisco Systems, Inc. (b)..............   6,515,940
193,300 Dell Computer Corp. (b)..............   5,168,842
294,500 Hewlett Packard Co...................   5,112,520
 42,000 International Business Machines Corp.   3,255,000
                                              -----------
                                               20,052,302
                                              -----------
        Electronic Components & Instruments -- 0.71%
135,900 Xilinx (b)...........................   2,799,540
                                              -----------
        Energy Equipment & Services -- 1.75%
113,300 Schlumberger Ltd.....................   4,768,797
 92,800 Transocean Sedco Forex, Inc..........   2,152,960
                                              -----------
                                                6,921,757
                                              -----------
        Entertainment -- 1.75%
170,176 Viacom, Inc., Class B (b)............   6,936,374
                                              -----------
        Financial Services -- 5.02%
127,000 American Express Co..................   4,489,450
171,766 Citigroup, Inc.......................   6,044,446
 76,300 Goldman Sachs Group, Inc.............   5,196,030
109,500 Merrill Lynch & Co...................   4,155,525
                                              -----------
                                               19,885,451
                                              -----------
        Food & Beverages -- 0.65%
 58,500 The Coca Cola Co.....................   2,563,470
                                              -----------
        Health Care -- 2.84%
138,100 Abbott Laboratories..................   5,524,000
106,800 Johnson & Johnson....................   5,736,228
                                              -----------
                                               11,260,228
                                              -----------
        Hotels/Motels -- 0.93%
111,900 Marriott International, Inc., Class A   3,678,153
                                              -----------

Shares                                            Value
------  -                                      ------------
        Insurance -- 2.64%
111,762 American International Group, Inc..... $  6,465,432
 65,600 Hartford Financial Services Group,
         Inc..................................    2,980,208
 12,800 XL Capital Ltd., Class A..............      988,800
                                               ------------
                                                 10,434,440
                                               ------------
        Manufacturing - Diversified -- 1.17%
 37,700 3M Co.................................    4,648,410
                                               ------------
        Media -- 1.26%
 41,000 Clear Channel Communications, Inc. (b)    1,528,890
141,100 Univision Communications, Inc.,
         Class A (b)..........................    3,456,950
                                               ------------
                                                  4,985,840
                                               ------------
        Oil & Gas -- 1.13%
 62,600 Total Fina Elf SA - ADR...............    4,475,900
                                               ------------
        Paper & Related Products -- 1.75%
115,700 International Paper Co................    4,046,029
 58,200 Weyerhaeuser Co.......................    2,864,022
                                               ------------
                                                  6,910,051
                                               ------------
        Pharmaceuticals -- 4.40%
 11,600 Forest Laboratories, Inc., Class A (b)    1,139,352
 72,100 MedImmune, Inc. (b)...................    1,958,957
 42,200 Merck & Co., Inc......................    2,388,942
 89,050 Pfizer, Inc...........................    2,722,259
 77,076 Pharmacia Corp........................    3,221,777
 35,500 Teva Pharmaceutical Industries Ltd. -
          ADR.................................    1,370,655
123,800 Wyeth.................................    4,630,119
                                               ------------
                                                 17,432,061
                                               ------------
        Publishing & Printing -- 0.92%
 79,800 New York Times Co., Class A...........    3,649,254
                                               ------------
        Restaurants -- 0.69%
134,000 Starbucks Corp. (b)...................    2,730,920
                                               ------------
        Retail - Specialty -- 8.66%
131,000 Bed Bath & Beyond, Inc. (b)...........    4,523,430
 89,000 Costco Wholesale Corp. (b)............    2,497,340
 84,200 Harley-Davidson, Inc..................    3,890,040
110,500 Kohl's Corp. (b)......................    6,182,475
 91,200 Lowe's Cos., Inc......................    3,420,000
 30,600 Target Corp...........................      918,000
135,800 Tiffany & Co..........................    3,246,978
130,500 Wal-Mart Stores, Inc..................    6,591,554
102,900 Walgreen Company......................    3,003,651
                                               ------------
                                                 34,273,468
                                               ------------
        Semiconductors -- 5.17%
220,400 Altera Corporation (b)................    2,719,736
175,100 Applied Materials, Inc. (b)...........    2,281,553
136,700 ASM Lithography Holding N.V. (b)......    1,142,812

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                         Value
------  -                                   ------------
        Common Stocks (continued)
        Jennison Associates LLC (continued)
        Semiconductors (continued)
307,200 Intel Corp......................... $  4,783,104
 65,400 KLA-Tencor Corp. (b)...............    2,313,198
 82,800 Novellus Systems, Inc. (b).........    2,325,024
 99,400 STMicroelectronics N.V., New York
         Shares............................    1,939,294
198,200 Texas Instruments, Inc.............    2,974,982
                                            ------------
                                              20,479,703
                                            ------------
        Telecommunications Equipment -- 0.95%
241,800 Nokia Corp. -- ADR.................    3,747,900
                                            ------------
        Total -- Jennison Associates LLC
         (cost $227,790,430)...............  219,740,114
                                            ------------
        SSgA Funds Management, Inc. -- 39.88%
        Advertising -- 0.19%
  1,300 Catalina Marketing Corp. (b).......       24,050
 14,406 Interpublic Group of Companies.,
         Inc...............................      202,837
  1,816 Lamar Advertising Co. (b)..........       61,108
  6,919 Omnicom Group, Inc.................      446,968
  2,211 TMP Worldwide, Inc. (b)............       25,006
                                            ------------
                                                 759,969
                                            ------------
        Aerospace/Defense -- 0.26%
  1,242 Alliant Techsystems, Inc. (b)......       77,439
 18,999 Boeing Co..........................      626,776
  1,588 General Dynamics Corp..............      126,040
  3,000 Lockheed Martin Corp...............      173,250
    600 Rockwell Collins, Inc..............       13,956
  2,700 Titan Corp. (b)....................       28,080
                                            ------------
                                               1,045,541
                                            ------------
        Apparel -- 0.33%
  3,140 Abercrombie & Fitch Co. (b)........       64,244
  1,546 American Eagle Outfitters, Inc. (b)       21,304
  3,254 Coach, Inc. (b)....................      107,122
    416 Columbia Sportswear, Inc. (b)......       18,479
 22,700 Gap, Inc...........................      352,304
    283 Jones Apparel Group, Inc. (b)......       10,030
  6,030 Limited Brands, Inc................       83,998
  1,922 Nike, Inc., Class B................       85,471
  3,045 Ross Stores, Inc...................      129,078
    900 Talbots, Inc.......................       24,777
    600 Timberland Co., Class A (b)........       21,366
 20,250 TJX Companies, Inc.................      395,279
                                            ------------
                                               1,313,452
                                            ------------
        Banking -- 0.87%
  7,795 Capital One Financial Corp.........      231,667
  2,161 Commerce Bancorp, Inc..............       93,334
 19,007 Fifth Third Bancorp................    1,112,860
    200 Greater Bay Bancorp................        3,458

Shares                                        Value
------ -                                   ------------
       Banking (continued)
   400 Hudson United Bancorp.............. $     12,440
39,556 MBNA Corp..........................      752,355
 8,100 Mellon Financial Corp..............      211,491
 1,528 North Fork Bancorporation, Inc.....       51,555
 3,500 Northern Trust Corp................      122,675
 4,286 Providian Financial Corp. (b)......       27,816
   100 Silicon Valley Bancshares (b)......        1,825
 5,537 SLM Corp...........................      575,073
11,120 Synovus Financial Corp.............      215,728
   300 Westamerica Bancorporation.........       12,054
                                           ------------
                                              3,424,331
                                           ------------
       Biotechnology -- 0.81%
 1,920 Affymetrix, Inc. (b)...............       43,949
44,108 Amgen, Inc. (b)....................    2,132,180
 7,622 Applera Corp. - Applied Biosystems
        Group.............................      133,690
 2,835 Celgene Corp. (b)..................       60,867
 1,685 Cephalon, Inc. (b).................       82,006
 3,400 Chiron Corp. (b)...................      127,840
 6,380 Genzyme Corp. (b)..................      188,657
 6,406 Gilead Sciences, Inc. (b)..........      217,804
 2,200 Human Genome Sciences, Inc. (b)....       19,382
 4,094 IDEC Pharmaceuticals Corp. (b).....      135,798
   800 Invitrogen Corp. (b)...............       25,032
 1,711 Pharmaceutical Product Development,
        Inc. (b)..........................       50,081
                                           ------------
                                              3,217,286
                                           ------------
       Business Services -- 0.56%
 1,675 Alliance Data Systems Corp. (b)....       29,681
 1,049 Aramark Corp. (b)..................       24,652
   100 ArvinMeritor, Inc..................        1,667
 6,406 BearingPoint Inc. (b)..............       44,201
 2,313 Certegy, Inc. (b)..................       56,784
 3,139 ChoicePoint, Inc. (b)..............      123,959
 4,371 Cintas Corp........................      199,973
 2,600 Copart, Inc. (b)...................       30,784
 2,200 CSG Systems International, Inc. (b)       30,030
 2,368 Deluxe Corp........................       99,693
 2,216 Dun & Bradstreet Corp. (b).........       76,430
 4,870 Ecolab, Inc........................      241,065
 4,904 Equifax, Inc.......................      113,479
 1,811 Fair, Issac and Company, Inc.......       77,330
   900 Getty Images, Inc. (b).............       27,495
 1,400 Global Payments, Inc...............       44,814
 1,501 Iron Mountain, Inc. (b)............       49,548
 1,900 Manpower, Inc......................       60,610
   200 National Processing, Inc. (b)......        3,210
12,099 Paychex, Inc.......................      337,562
 2,700 Perot Systems Corp., Class A (b)...       28,944
 5,500 Pitney Bowes, Inc..................      179,630
 1,955 Quintiles Transnational Corp. (b)..       23,656

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                             Value
------  -                                       ------------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Business Services (continued)
    500 R.R. Donnelley & Sons Co............... $     10,885
  5,649 Robert Half International, Inc. (b)....       91,005
  5,248 Sabre Holdings Corp. (b)...............       95,041
  2,403 The Reynolds & Reynolds Co.............       61,204
  2,644 Viad Corp..............................       59,093
    500 West Corp. (b).........................        8,300
                                                ------------
                                                   2,230,725
                                                ------------
        Casinos/Gaming -- 0.11%
  4,100 Harrah's Entertainment, Inc. (b).......      162,360
  3,390 International Game Technology, Inc. (b)      257,369
    100 Mandalay Resort Group (b)..............        3,061
    140 MGM Mirage, Inc. (b)...................        4,616
                                                ------------
                                                     427,406
                                                ------------
        Chemicals -- 0.02%
    300 Cabot Corp.............................        7,962
  1,200 International Flavors & Fragrance,
         Inc...................................       42,120
    100 OM Group, Inc..........................          688
    500 Sigma-Aldrich Corp.....................       24,350
                                                ------------
                                                      75,120
                                                ------------
        Communications Equipment -- 0.10%
 13,495 ADC Telecommunications, Inc. (b).......       28,205
  1,800 Advanced Fibre Communications,
         Inc. (b)..............................       30,024
  1,353 Avaya, Inc. (b)........................        3,315
  8,080 Ciena Corp. (b)........................       41,531
  3,705 Comverse Technology, Inc. (b)..........       37,124
  1,100 Harris Corp............................       28,930
 10,430 Juniper Networks, Inc. (b).............       70,924
  2,500 L-3 Communications Holdings, Inc. (b)..      112,275
    400 PanAmSat Corp. (b).....................        5,856
  6,848 Tellabs, Inc. (b)......................       49,785
                                                ------------
                                                     407,969
                                                ------------
        Computer Hardware -- 2.34%
  9,207 Brocade Communications Systems,
         Inc. (b)..............................       38,117
272,671 Cisco Systems, Inc. (b)................    3,571,990
 84,131 Dell Computer Corp. (b)................    2,249,663
 45,973 EMC Corp. (b)..........................      282,274
  2,400 Emulex Corp. (b).......................       44,520
    700 Ingram Micro, Inc. (b).................        8,645
 29,498 International Business Machines
         Corp..................................    2,286,095
  2,488 Jack Henry & Associates, Inc...........       29,956
  4,874 Lexmark International, Inc. (b)........      294,877
  1,200 National Instruments Corp. (b).........       38,988
 10,837 Network Appliance, Inc. (b)............      108,370
 15,236 Solectron Corp. (b)....................       54,088

Shares                                          Value
------ -                                     ------------
       Computer Hardware (continued)
   600 Storage Technology Corp. (b)......... $     12,852
59,449 Sun Microsystems, Inc. (b)...........      184,886
 4,588 Symbol Technologies, Inc.............       37,713
   500 Tech Data Corp. (b)..................       13,480
                                             ------------
                                                9,256,514
                                             ------------
       Computer Services -- 1.37%
 1,900 Acxiom Corp. (b).....................       29,222
 3,595 Affiliated Computer Services, Inc.,
        Class A (b).........................      189,277
 7,200 Amazon.Com, Inc. (b).................      136,008
75,341 AOL-Time Warner, Inc. (b)............      986,967
23,150 Automatic Data Processing, Inc.......      908,638
 4,500 Ceridian Corp. (b)...................       64,890
 1,000 Cerner Corp. (b).....................       31,260
   500 Computer Sciences Corp. (b)..........       17,225
 4,551 DST Systems, Inc. (b)................      161,788
 5,599 eBay, Inc. (b).......................      379,724
14,903 Electronic Data Systems Corp.........      274,662
   315 Expedia, Inc., Class A (b)...........       21,083
28,498 First Data Corp......................    1,009,115
 7,160 Fiserv, Inc. (b).....................      243,082
 1,300 GTECH Holdings Corp. (b).............       36,218
10,920 IMS Health, Inc......................      174,720
 5,534 Rational Software Corp. (b)..........       57,498
 2,224 RealNetworks, Inc. (b)...............        8,473
10,645 SunGard Data Systems, Inc. (b).......      250,796
   800 Ticketmaster (b).....................       16,976
 1,403 Total System Services, Inc...........       18,941
 2,311 Unisys Corp. (b).....................       22,879
 4,363 Verisign, Inc. (b)...................       34,991
 5,597 WebMD Corp. (b)......................       47,854
14,439 Yahoo!, Inc. (b).....................      236,078
   800 Zebra Technologies Corp., Class A (b)       45,840
                                             ------------
                                                5,404,205
                                             ------------
       Computer Software -- 3.20%
 1,964 Activision, Inc. (b).................       28,655
 1,600 Adaptec, Inc. (b)....................        9,040
 8,786 Adobe Systems, Inc...................      217,902
   980 Advent Software, Inc. (b)............       13,357
 1,200 Autodesk, Inc........................       17,160
13,693 BEA Systems, Inc. (b)................      157,059
 4,911 BMC Software, Inc. (b)...............       84,027
 9,715 Cadence Design Systems, Inc. (b).....      114,540
 2,130 CDW Computer Centers, Inc. (b).......       93,401
 5,729 Citrix Systems, Inc. (b).............       70,581
 2,300 Computer Associates International,
        Inc.................................       31,050
 6,074 Compuware Corp. (b)..................       29,155
 6,362 Convergys Corp. (b)..................       96,384
 4,570 i2 Technologies, Inc. (b)............        5,256
 7,124 Intuit, Inc. (b).....................      334,258

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                            Value
------  -                                      ------------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Computer Software (continued)
  3,700 J.D. Edwards & Co. (b)................ $     41,736
  1,700 Macromedia, Inc. (b)..................       18,105
  2,777 Mercury Interactive Corp. (b).........       82,338
166,874 Microsoft Corp. (b)...................    8,627,387
  5,700 Network Associates, Inc. (b)..........       91,713
153,288 Oracle Corp. (b)......................    1,655,510
 10,400 PeopleSoft, Inc. (b)..................      190,320
 14,238 Siebel Systems, Inc. (b)..............      106,500
  1,361 Sybase, Inc. (b)......................       18,237
  5,297 Symantec Corp. (b)....................      214,581
  2,760 Synopsys, Inc. (b)....................      127,374
 13,228 Veritas Software Corp. (b)............      206,621
                                               ------------
                                                 12,682,247
                                               ------------
        Conglomerates -- 2.41%
 18,360 Corning, Inc. (b).....................       60,772
370,194 General Electric Co...................    9,014,224
  2,800 Honeywell International, Inc..........       67,200
  6,513 United Technologies Corp..............      403,415
                                               ------------
                                                  9,545,611
                                               ------------
        Construction Services -- 0.12%
  1,938 American Standard Companies., Inc. (b)      137,869
    600 D. R. Horton, Inc.....................       10,410
    400 Fluor Corp............................       11,200
    200 HON INDUSTRIES, Inc...................        5,656
  1,300 Jacobs Engineering Group, Inc. (b)....       46,280
    100 Lennar Corp...........................        5,160
  8,400 Masco Corp............................      176,820
    221 NVR, Inc. (b).........................       71,936
    200 Vulcan Materials Co...................        7,500
                                               ------------
                                                    472,831
                                               ------------
        Consumer Products -- 1.32%
    100 Alberto-Culver Co., Class B...........        5,040
  2,800 Black & Decker Corp...................      120,092
    700 Church & Dwight Co., Inc..............       21,301
  3,200 Clorox Co.............................      132,000
 18,059 Colgate-Palmolive Co..................      946,833
    400 Energizer Holdings, Inc. (b)..........       11,160
  9,813 Kimberly-Clark Corp...................      465,823
  2,804 Maytag Corp...........................       79,914
    500 Newell Rubbermaid, Inc................       15,165
 28,692 Procter & Gamble Co...................    2,465,791
  1,987 The Dial Corp.........................       40,475
  2,755 The Estee Lauder Cos., Inc., Class A..       72,732
 23,258 The Gillette Co.......................      706,113
    200 The Scotts Co., Class A (b)...........        9,808
  1,600 The Stanley Works.....................       55,328
    600 The Valspar Corp......................       26,508

Shares                                             Value
------  -                                       ------------
        Consumer Products (continued)
    947 Weight Watchers International, Inc. (b) $     43,534
                                                ------------
                                                   5,217,617
                                                ------------
        Department Stores -- 1.72%
  2,355 Big Lots, Inc. (b).....................       31,157
  2,206 Foot Locker, Inc. (b)..................       23,163
 10,874 Kohl's Corp. (b).......................      608,400
 33,770 Target Corp............................    1,013,100
101,535 Wal-Mart Stores, Inc...................    5,128,533
                                                ------------
                                                   6,804,353
                                                ------------
        Drugs -- 6.87%
 58,204 Abbott Laboratories....................    2,328,160
  2,400 Andrx Corp. (b)........................       35,208
    990 Barr Laboratories, Inc. (b)............       64,439
  5,464 Biogen, Inc. (b).......................      218,888
 26,820 Bristol-Myers Squibb Co................      620,883
 32,233 Eli Lilly & Co.........................    2,046,796
  5,971 Forest Laboratories, Inc., Class A (b).      586,472
  7,487 Genentech, Inc. (b)....................      248,269
    700 ICN Pharmaceuticals, Inc...............        7,637
  5,575 IVAX Corp. (b).........................       67,625
112,169 Johnson & Johnson......................    6,024,596
  9,399 King Pharmaceuticals, Inc. (b).........      161,569
    881 Medicis Pharmaceutical Corp.,
         Class A (b)...........................       43,759
  9,404 MedImmune, Inc. (b)....................      255,507
 48,791 Merck & Co., Inc.......................    2,762,059
  5,951 Millennium Pharmaceuticals, Inc. (b)...       47,251
  4,308 Mylan Laboratories, Inc................      150,349
232,690 Pfizer, Inc............................    7,113,332
 48,099 Pharmacia Corp.........................    2,010,538
 21,966 Schering-Plough Corp...................      487,645
  2,703 SICOR, Inc. (b)........................       42,843
  1,505 Watson Pharmaceuticals, Inc. (b).......       42,546
 49,366 Wyeth Corp.............................    1,846,288
                                                ------------
                                                  27,212,659
                                                ------------
        Electric Utilities -- 0.01%
  6,630 AES Corp. (b)..........................       20,023
  3,170 Calpine Corp. (b)......................       10,334
  1,880 Mirant Corp. (b).......................        3,553
                                                ------------
                                                      33,910
                                                ------------
        Electronic Components & Instruments -- 0.18%
  2,175 Beckman Coulter, Inc...................       64,206
  1,300 Cymer, Inc. (b)........................       41,925
  4,206 Danaher Corp...........................      276,333
    933 Harman International Industries, Inc...       55,514
  1,444 Mettler-Toledo International, Inc. (b).       46,295
  1,755 Millipore Corp.........................       59,670
    200 Pall Corp..............................        3,336
  1,389 PerkinElmer, Inc.......................       11,459

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                              Value
------ -                                         ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Electronic Components & Instruments (continued)
   300 Teleflex, Inc............................ $     12,867
 1,700 Thermo Electron Corp. (b)................       34,204
 4,810 Waters Corp. (b).........................      104,762
                                                 ------------
                                                      710,571
                                                 ------------
       Electronic Equipment -- 0.28%
 8,407 Agilent Technologies, Inc. (b)...........      150,990
   700 American Power Conversion Corp. (b)......       10,605
   800 Amphenol Corp., Class A (b)..............       30,400
   700 Arrow Electronics, Inc. (b)..............        8,953
 4,578 Electronic Arts, Inc. (b)................      227,847
 2,055 Fisher Scientific International, Inc. (b)       61,814
18,800 General Motors Corp., Class H (b)........      201,160
 1,619 Integrated Device Technology, Inc. (b)...       13,551
 5,155 Jabil Circuit, Inc. (b)..................       92,378
22,300 JDS Uniphase Corp. (b)...................       55,081
 4,051 Molex, Inc...............................       93,335
 3,100 Polycom, Inc. (b)........................       29,512
11,017 Sanmina Corp. (b)........................       49,466
   500 Tektronix, Inc. (b)......................        9,095
 5,312 Teradyne, Inc. (b).......................       69,109
 1,100 Vishay Intertechnology, Inc. (b).........       12,298
                                                 ------------
                                                    1,115,594
                                                 ------------
       Energy -- 0.02%
   600 CONSOL Energy, Inc.......................       10,368
 2,080 Kinder Morgan, Inc.......................       87,922
                                                 ------------
                                                       98,290
                                                 ------------
       Entertainment -- 0.01%
   400 Blockbuster, Inc.........................        4,900
   500 Callaway Golf Co.........................        6,625
   500 International Speedway Corp., Class A....       18,645
   200 Regal Entertainment Group, Class A.......        4,284
                                                 ------------
                                                       34,454
                                                 ------------
       Financial Services -- 2.22%
   600 Affiliated Managers Group, Inc. (b)......       30,180
 3,157 Allied Capital Corp......................       68,917
   200 Ambac Financial Group, Inc...............       11,248
27,380 American Express Co......................      967,883
 4,721 AmeriCredit Corp. (b)....................       36,541
 9,497 Bank of New York Co., Inc................      227,548
   600 BlackRock, Inc. (b)......................       23,640
40,859 Charles Schwab Corp......................      443,320
 1,000 CheckFree Corp. (b)......................       16,001
35,523 Citigroup, Inc...........................    1,250,054
18,791 Concord EFS, Inc. (b)....................      295,770
 1,676 Doral Financial Corp.....................       47,934
 4,800 E*Trade Group, Inc. (b)..................       23,328
 2,186 Eaton Vance Corp.........................       61,755
37,034 Fannie Mae...............................    2,382,398

Shares                                          Value
------ -                                     ------------
       Financial Services (continued)
 3,020 Federated Investors, Inc............. $     76,617
24,061 Freddie Mac..........................    1,420,803
 6,872 H & R Block, Inc.....................      276,254
 2,867 Household International, Inc.........       79,731
 1,983 Investment Technology Group, Inc. (b)       44,340
 2,367 Investors Financial Services Corp....       64,832
   700 John Nuveen Co., Class A.............       17,745
   184 LaBranche & Co., Inc. (b)............        4,902
 1,400 Legg Mason, Inc......................       67,956
 4,805 Moody's Corp.........................      198,398
 1,976 Neuberger Berman, Inc................       66,176
 1,400 New York Community Bancorp, Inc......       40,432
   700 Provident Financial Group, Inc.......       18,221
 2,800 SEI Investments Co...................       76,104
   800 Stilwell Financial, Inc..............       10,456
 1,400 T. Rowe Price Group, Inc.............       38,192
 1,673 TCF Financial Corp...................       73,093
 2,743 Waddell & Reed Financial, Inc........       53,955
 5,600 Wells Fargo & Co.....................      262,472
                                             ------------
                                                8,777,196
                                             ------------
       Food & Beverages -- 2.66%
21,807 Anheuser-Busch Cos., Inc.............    1,055,459
 1,314 Brown-Forman Corp., Class B..........       85,883
64,252 Coca-Cola Co.........................    2,815,522
 8,300 Coca-Cola Enterprises, Inc...........      180,276
 1,167 Constellation Brands, Inc. (b).......       27,670
   700 Dreyers Grand Ice Cream, Inc.........       49,672
 9,791 General Mills, Inc...................      459,687
 6,400 H.J. Heinz Co........................      210,368
 1,685 Hershey Foods Corp...................      113,636
 4,800 Kellogg Co...........................      164,496
 2,678 Kraft Foods, Inc.....................      104,255
22,517 Kroger Co. (b).......................      347,888
 2,660 McCormick & Co., Inc.................       61,712
 6,639 Pepsi Bottling Group, Inc............      170,622
65,778 PepsiCo, Inc.........................    2,777,147
 1,300 Performance Food Group Co. (b).......       44,147
 6,510 Safeway, Inc. (b)....................      152,074
14,500 Sara Lee Corp........................      326,395
14,281 Starbucks Corp. (b)..................      291,047
24,740 Sysco Corp...........................      737,005
   915 Tootsie Roll Industries, Inc.........       28,072
 1,988 Whole Foods Market, Inc. (b).........      104,827
 4,200 William Wrigley Jr., Co..............      230,496
                                             ------------
                                               10,538,356
                                             ------------
       Forest Products & Papers -- 0.04%
 2,670 Avery Dennison Corp..................      163,084
                                             ------------
       Health Care -- 1.05%
 1,622 Accredo Health, Inc. (b).............       57,176
 2,669 AdvancePCS (b).......................       59,278
 3,041 AmerisourceBergen Corp...............      165,157

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                            Value
------ -                                       ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Health Care (continued)
   400 AMN Healthcare Services, Inc. (b)...... $      6,764
 4,305 Anthem, Inc. (b).......................      270,785
16,830 Cardinal Health, Inc...................      996,167
 9,200 Caremark Rx, Inc. (b)..................      149,500
 1,180 Community Health Systems, Inc. (b).....       24,296
   580 Coventry Health Care, Inc. (b).........       16,837
 1,995 DaVita, Inc. (b).......................       49,217
 2,336 Express Scripts, Inc. (b)..............      112,221
18,358 HCA, Inc...............................      761,857
 9,150 Health Management Associates, Inc......      163,785
   700 Health Net, Inc. (b)...................       18,480
   800 Healthsouth Corp. (b)..................        3,360
 5,200 Laboratory Corporation of America
        Holdings (b)..........................      120,848
 1,568 LifePoint Hospitals, Inc. (b)..........       46,932
 3,960 Lincare Holdings, Inc. (b).............      125,215
 1,533 Manor Care, Inc. (b)...................       28,529
 8,510 McKesson Corp..........................      230,025
 1,717 Mid Atlantic Medical Services, Inc. (b)       55,631
 1,860 Omnicare, Inc..........................       44,324
 1,300 Orthodontic Centers of America,
        Inc. (b)..............................       14,183
 2,768 Quest Diagnostics, Inc. (b)............      157,499
 1,404 Renal Care Group, Inc. (b).............       44,423
18,024 Tenet Healthcare Corp. (b).............      295,594
 1,500 Triad Hospitals, Inc. (b)..............       44,745
 1,800 Universal Health Services (b)..........       81,180
                                               ------------
                                                  4,144,008
                                               ------------
       Hotels/Motels -- 0.07%
   500 Extended Stay America, Inc. (b)........        7,375
 2,400 Hilton Hotels Corp.....................       30,504
   300 Hotels.Com (b).........................       16,389
 3,908 Marriott International, Inc., Class A..      128,456
 3,229 Starwood Hotels & Resorts Worldwide,
        Inc...................................       76,656
                                               ------------
                                                    259,380
                                               ------------
       Industrial Services -- 0.42%
10,456 3M Co..................................    1,289,225
 1,000 Donaldson Co., Inc.....................       36,000
 2,187 Fastenal Co............................       81,772
 2,000 Flowserve Corp. (b)....................       29,580
 2,730 Gentex Corp. (b).......................       86,377
 1,800 Graco, Inc.............................       51,570
   254 ITT Industries, Inc....................       15,415
   600 MSC Industrial Direct Co., Inc. (b)....       10,650
   800 Shaw Group, Inc. (b)...................       13,160
 1,200 SPX Corp. (b)..........................       44,940
                                               ------------
                                                  1,658,689
                                               ------------

Shares                                          Value
------ -                                     ------------
       Insurance -- 1.30%
 9,233 AFLAC, Inc........................... $    278,098
37,499 American International Group, Inc....    2,169,317
 3,169 Arthur J. Gallagher & Co.............       93,105
 1,754 Brown & Brown, Inc...................       56,689
 3,756 First Health Group Corp. (b).........       91,459
   300 HCC Insurance Holdings, Inc..........        7,380
    30 Markel Corporation (b)...............        6,165
19,249 Marsh & McLennan Cos., Inc...........      889,496
 3,260 Oxford Health Plans, Inc. (b)........      118,827
 4,200 The Progressive Corp.................      208,446
10,148 UnitedHealth Group, Inc..............      847,358
 5,404 Wellpoint Health Networks, Inc. (b)..      384,549
                                             ------------
                                                5,150,889
                                             ------------
       Machinery -- 0.07%
 1,600 AGCO Corp............................       35,360
 3,900 Illinois Tool Works, Inc.............      252,954
                                             ------------
                                                  288,314
                                             ------------
       Media -- 0.61%
 9,800 Clear Channel Communications,
        Inc. (b)............................      365,442
 4,800 Comcast Corp., Class A (b)...........      113,136
   400 Cox Communications, Inc., Class A (b)       11,360
   700 Cox Radio, Inc. (b)..................       15,967
   400 Cumulus Media, Inc. (b)..............        5,948
 1,216 Dow Jones & Co., Inc.................       52,568
 8,920 EchoStar Communications Corp. (b)....      198,559
   100 Emmis Communications Corp.,
        Class A (b).........................        2,083
 1,214 Entercom Communications Corp. (b)....       56,961
 2,200 Fox Entertainment Group, Inc. (b)....       57,046
 3,347 Gemstar-TV Guide International,
        Inc. (b)............................       10,878
 1,452 Hispanic Broadcasting Corp.,
        Class A (b).........................       29,839
   300 LIN TV Corp., Class A (b)............        7,305
   200 Meredith Corp........................        8,222
   600 Metro-Goldwyn-Mayer, Inc. (b)........        7,800
   689 Pixar Animation Studios, Inc. (b)....       36,510
 1,500 Radio One, Inc. (b)..................       21,645
   948 The E.W. Scripps Co..................       72,949
 5,800 Univision Communications, Inc. (b)...      142,100
 5,773 USA Networks, Inc. (b)...............      132,317
23,311 Viacom, Inc., Class B (b)............      950,155
 2,758 Westwood One, Inc. (b)...............      103,039
                                             ------------
                                                2,401,829
                                             ------------
       Medical Products -- 1.37%
   904 Advanced Medical Optics, Inc. (b)....       10,821
 2,141 Apogent Technologies, Inc. (b).......       44,533
22,437 Baxter International, Inc............      628,236
 1,488 Becton, Dickinson & Co...............       45,667

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                              Value
------ -                                         ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Medical Products (continued)
10,068 Biomet, Inc.............................. $    288,549
11,787 Boston Scientific Corp. (b)..............      501,183
 1,631 Charles River Laboratories International,
        Inc. (b)................................       62,761
 4,442 Cytyc Corp. (b)..........................       45,308
 2,545 Dentsply International, Inc..............       94,674
   800 Diagnostic Products Corp.................       30,896
 1,600 Edwards Lifesciences Corp. (b)...........       40,752
11,291 Guidant Corp. (b)........................      348,327
 1,000 Henry Schein, Inc. (b)...................       45,000
45,156 Medtronic, Inc...........................    2,059,114
 1,796 Patterson Dental Co. (b).................       78,557
   600 Ribapharm, Inc. (b)......................        3,930
 6,610 St. Jude Medical, Inc. (b)...............      262,549
 2,419 STERIS Corp. (b).........................       58,661
 5,030 Stryker Corp.............................      337,614
 2,500 Varian Medical Systems, Inc. (b).........      124,000
 7,270 Zimmer Holdings, Inc. (b)................      301,850
                                                 ------------
                                                    5,412,982
                                                 ------------
       Metals -- 0.04%
 4,581 Alcoa, Inc...............................      104,355
 2,900 Freeport-McMoRan Copper & Gold, Inc.,
        Class B (b).............................       48,662
                                                 ------------
                                                      153,017
                                                 ------------
       Mining -- 0.08%
11,481 Newmont Mining Corp......................      333,293
                                                 ------------
       Oil & Gas -- 0.52%
 1,331 Amerada Hess Corp........................       73,272
 4,340 Anadarko Petroleum Corp..................      207,886
11,810 Baker Hughes, Inc........................      380,164
 5,900 BJ Services Co. (b)......................      190,629
 1,578 Burlington Resources, Inc................       67,302
   700 Cimarex Energy Company (b)...............       12,530
 1,579 Cooper Cameron Corp. (b).................       78,666
 1,300 Diamond Offshore Drilling, Inc...........       28,405
 4,500 Ensco International, Inc.................      132,525
   200 FMC Technologies, Inc. (b)...............        4,086
   500 Forest Oil Corp. (b).....................       13,825
 3,555 Grant Prideco, Inc. (b)..................       41,380
 8,300 Halliburton Co...........................      155,293
 2,060 Murphy Oil Corp..........................       88,271
 2,047 National-Oilwell, Inc. (b)...............       44,706
 1,006 Newfield Exploration Co. (b).............       36,266
 1,240 Noble Energy, Inc........................       46,562
 4,619 Ocean Energy, Inc........................       92,241
 2,448 Patterson-UTI Energy, Inc. (b)...........       73,856
   600 Pioneer Natural Resources Co. (b)........       15,150
   300 Pogo Producing Co........................       11,175
 2,214 Pride International, Inc. (b)............       32,989

Shares                                      Value
------ -                                 ------------
       Oil & Gas (continued)
2,146  Rowan Companies, Inc............. $     48,714
3,860  Smith International, Inc. (b)....      125,913
2,000  Varco International, Inc. (b)....       34,800
1,104  Williams Cos., Inc...............        2,981
  261  XTO Energy, Inc..................        6,447
                                         ------------
                                            2,046,034
                                         ------------
       Packaging -- 0.03%
  400  Ball Corp........................       20,476
2,746  Sealed Air Corp. (b).............      102,426
                                         ------------
                                              122,902
                                         ------------
       Pharmaceuticals -- 0.07%
5,071  Allergan, Inc....................      292,191
                                         ------------
       Publishing & Printing -- 0.16%
1,656  Harte-Hanks, Inc.................       30,918
1,800  John Wiley & Sons, Inc...........       43,218
6,213  McGraw-Hill Cos., Inc............      375,513
3,400  New York Times Co., Class A......      155,482
  835  Readers Digest Association, Inc.,
        Class A.........................       12,609
  500  Scholastic Corp. (b).............       17,975
                                         ------------
                                              635,715
                                         ------------
       Real Estate -- 0.02%
2,450  Catellus Development Corp. (b)...       48,633
1,163  The St. Joe Co...................       34,890
                                         ------------
                                               83,523
                                         ------------
       Real Estate Investment Trusts -- 0.00%
  400  The Rouse Co.....................       12,680
                                         ------------
       Rental & Leasing -- 0.02%
1,265  Rent-A-Center, Inc. (b)..........       63,187
  300  United Rentals, Inc. (b).........        3,228
                                         ------------
                                               66,415
                                         ------------
       Restaurants -- 0.21%
2,095  Applebee's International, Inc....       48,585
3,300  Brinker International, Inc. (b)..      106,425
  300  CBRL Group, Inc..................        9,039
1,100  CEC Entertainment, Inc. (b)......       33,770
6,571  Darden Restaurants, Inc..........      134,377
1,532  Krispy Kreme Doughnuts, Inc. (b).       51,736
1,200  Outback Steakhouse, Inc..........       41,328
2,596  Ruby Tuesday, Inc................       44,885
1,822  The Cheesecake Factory, Inc. (b).       65,865
2,518  Wendy's International, Inc.......       68,162
8,900  YUM! Brands, Inc. (b)............      215,558
                                         ------------
                                              819,730
                                         ------------
       Retail - Specialty -- 1.98%
1,700  99 Cents Only Stores (b).........       45,662
  500  Advance Auto Parts, Inc. (b).....       24,450
2,540  AutoZone, Inc. (b)...............      179,451

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                             Value
------ -                                        ------------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Retail - Specialty (continued)
   400 Barnes & Noble, Inc. (b)................ $      7,228
10,969 Bed Bath & Beyond, Inc. (b).............      378,760
 9,622 Best Buy Co., Inc. (b)..................      232,371
 2,731 BJ's Wholesale Club, Inc. (b)...........       49,977
   300 Borders Group, Inc. (b).................        4,830
 2,751 CarMax, Inc. (b)........................       49,188
 2,734 Chico's FAS, Inc. (b)...................       51,700
   800 Circuit City Stores, Inc................        5,936
 8,700 Costco Wholesale Corp. (b)..............      244,122
10,300 Dollar General Corp.....................      123,085
 4,172 Dollar Tree Stores, Inc. (b)............      102,506
   600 Ethan Allen Interiors Inc...............       20,622
 6,005 Family Dollar Stores, Inc...............      187,416
 1,300 Furniture Brands International, Inc. (b)       31,005
   400 GameStop Corp. (b)......................        3,920
11,337 Harley-Davidson, Inc....................      523,769
 2,846 Herman Miller, Inc......................       52,366
87,400 Home Depot, Inc.........................    2,094,103
   100 La-Z-Boy, Inc...........................        2,398
 2,280 Leggett & Platt, Inc....................       51,163
28,889 Lowe's Cos., Inc........................    1,083,338
15,000 Mattel, Inc.............................      287,250
 2,432 Michaels Stores, Inc. (b)...............       76,122
 1,200 O'Reilly Automotive, Inc. (b)...........       30,348
   500 Petco Animal Supplies, Inc. (b).........       11,720
 4,890 PETsMART, Inc. (b)......................       83,766
 1,000 Pier 1 Imports, Inc.....................       18,930
 6,289 RadioShack Corp.........................      117,856
 4,800 Rite Aid Corp. (b)......................       11,760
   500 Sonic Automotive, Inc. (b)..............        7,435
17,600 Staples, Inc. (b).......................      322,080
 4,081 Tiffany & Co............................       97,577
38,122 Walgreen Co.............................    1,112,781
 3,273 Williams-Sonoma, Inc. (b)...............       88,862
   300 Zale Corp. (b)..........................        9,570
                                                ------------
                                                   7,825,423
                                                ------------
       Schools -- 0.09%
 4,340 Apollo Group, Inc., Class A (b).........      190,960
 1,700 Career Education Corp. (b)..............       68,000
 2,000 DeVry, Inc. (b).........................       33,220
   900 Education Management Corp. (b)..........       33,840
   499 University of Phoenix Online (b)........       17,884
                                                ------------
                                                     343,904
                                                ------------
       Semiconductors -- 2.18%
 4,127 Advanced Micro Devices, Inc. (b)........       26,660
34,300 Agere Systems, Inc., Class B (b)........       48,020
14,595 Altera Corp. (b)........................      180,102
 1,700 Amkor Technology, Inc. (b)..............        8,092
13,727 Analog Devices, Inc. (b)................      327,663

Shares                                            Value
------  -                                      ------------
        Semiconductors (continued)
 61,152 Applied Materials, Inc. (b)........... $    796,811
  5,500 Applied Micro Circuits Corp. (b)......       20,295
 11,413 Atmel Corp. (b).......................       25,451
  3,741 Broadcom Corp., Class A (b)...........       56,339
  3,500 Conexant Systems, Inc. (b)............        5,635
  3,043 Cypress Semiconductor Corp. (b).......       17,406
  3,984 Fairchild Semiconductor International,
         Inc. (b).............................       42,669
  1,923 Integrated Circuit Systems, Inc. (b)..       35,095
249,186 Intel Corp............................    3,879,825
  2,271 International Rectifier Corp. (b).....       41,923
  2,873 Intersil Corp., Class A (b)...........       40,050
  7,000 KLA-Tencor Corp. (b)..................      247,590
  4,699 Lam Research Corp. (b)................       50,749
 11,864 Linear Technology Corp................      305,142
  7,250 LSI Logic Corp. (b)...................       41,833
 12,038 Maxim Integrated Products, Inc........      397,736
  2,300 Micrel, Inc. (b)......................       20,654
  7,562 Microchip Technology, Inc.............      184,891
 10,100 Micron Technology, Inc. (b)...........       98,374
    900 MKS Instruments, Inc. (b).............       14,787
  5,500 National Semiconductor Corp. (b)......       82,555
  4,917 Novellus Systems, Inc. (b)............      138,069
  4,900 NVIDIA Corp. (b)......................       56,399
  6,087 PMC-Sierra, Inc. (b)..................       33,844
  3,200 QLogic Corp. (b)......................      110,432
  5,741 RF Micro Devices, Inc. (b)............       42,082
  2,100 Semtech Corp. (b).....................       22,932
 64,595 Texas Instruments, Inc................      969,571
 12,595 Xilinx, Inc. (b)......................      259,457
                                               ------------
                                                  8,629,133
                                               ------------
        Telecommunications -- 0.62%
 41,314 AT&T Wireless Services, Inc. (b)......      233,424
  4,915 Citizens Communications Co. (b).......       51,853
 12,700 Level 3 Communications, Inc. (b)......       62,230
 55,867 Motorola, Inc.........................      483,250
 24,737 Nextel Communications, Inc.,
         Class A (b)..........................      285,712
 28,660 QUALCOMM, Inc. (b)....................    1,042,937
 24,789 Qwest Communications International,
         Inc. (b).............................      123,945
 25,915 Sprint Corp. - PCS Group (b)..........      113,508
  2,414 UTStarcom, Inc. (b)...................       47,870
                                               ------------
                                                  2,444,729
                                               ------------
        Textile Products -- 0.03%
  1,953 Mohawk Industries Co. (b).............      111,223
                                               ------------
        Tobacco -- 0.53%
 48,723 Philip Morris Companies, Inc..........    1,974,743
  3,091 UST Companies, Inc....................      103,332
                                               ------------
                                                  2,078,075
                                               ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Shares or
 Principal
  Amount                                           Value
  ------    -                                   ------------
            Common Stocks (continued)
            SSgA Funds Management, Inc. (continued)
            Transportation & Shipping -- 0.36%
      2,457 C.H. Robinson Worldwide, Inc....... $     76,658
      3,464 Expeditors International of
             Washington, Inc...................      113,100
         85 JetBlue Airways Corp. (b)..........        2,295
        847 Polaris Industries, Inc............       49,634
      1,100 SkyWest, Inc.......................       14,377
     14,600 Southwest Airlines Co..............      202,940
      1,300 Swift Transportation Co., Inc. (b).       26,023
        981 Tidewater, Inc.....................       30,509
     14,541 United Parcel Service, Inc.,
             Class B...........................      917,247
                                                ------------
                                                   1,432,783
                                                ------------
            Waste Disposal -- 0.03%
      4,361 Allied Waste Industries, Inc. (b)..       43,610
      4,100 Waste Management, Inc..............       93,972
                                                ------------
                                                     137,582
                                                ------------
            Total - SSgA Funds
             Management, Inc.
             (cost $179,944,336)...............  157,853,734
                                                ------------
            Total Common Stocks
             (Cost $407,734,766)...............  377,593,848
                                                ------------
            Commercial Paper -- 3.58%
            Jennison Associates LLC -- 3.58%
$ 3,206,000 General Electric, 0.75%, 1/2/03....    3,206,000
 10,949,000 General Electric, 1.18%, 1/2/03....   10,949,000
                                                ------------
            Total Commercial Paper
             (Cost $14,155,000)................   14,155,000
                                                ------------
            Warrant -- 0.00%
            SSgA Funds Management, Inc. -- 0.00%
         57 Expedia, Inc., Strike Price $52.00,
             02/04/09..........................        2,042
                                                ------------
            Total Warrant (Cost $0)............        2,042
                                                ------------

 Shares or
 Principal
  Amount                                                 Value
  ------    -                                        ------------
            Short-Term Investments -- 1.35%
            Jennison Associates LLC -- 0.00%
            Cash & Equivalents -- 0.00%
$       280 Deutsche Bank Cash Sweep................ $        280
                                                     ------------
            SSgA Funds Management, Inc. -- 0.00%
            Cash & Equivalents -- 0.00%
        100 Deutsche Bank Cash Sweep................          100
                                                     ------------
            Money Market Mutual Fund -- 1.24%
  4,892,226 Alliance Money Market Fund Prime
             Portfolio..............................    4,892,225
                                                     ------------
            U.S. Treasury Bill -- 0.11%
    455,000 U.S. Treasury Bills, 1.15%, 3/13/03 (c).      453,974
                                                     ------------
            Total Short-Term Investments
             (Cost $5,346,547)......................    5,346,579
                                                     ------------
            Total Investments
             (Cost $427,236,313) (a) --
             100.32%................................  397,097,469
            Liabilities in excess of other assets --
              (0.32)%...............................   (1,269,724)
                                                     ------------
            Net Assets -- 100.00%................... $395,827,745

                                                     ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 13,543,457
                   Unrealized depreciation....  (43,682,301)
                                               ------------
                   Net unrealized depreciation $(30,138,844)
                                               ============

(b) Represents non-income producing securities.
(c) Principal amount is pledged as collateral for open future contracts.

   ADR -- American Depository Receipt
   DN -- Discount Note

Futures

 Number
   of                               Notional  Expiration Unrealized
Contracts  Futures Contracts Long    Value       Date       Loss
---------  ----------------------  ---------- ---------- ----------
SSgA Funds Management, Inc.
   20     Nasdaq 100 E-Mini Future $  394,800 March 2003  $(24,020)
   47     S&P 500 E-Mini Future...  2,065,415 March 2003   (41,085)
    6     S&P Barra Growth Future.  3,131,615 March 2003   (20,879)
                                                          --------
          Total Unrealized Loss...                        $(85,984)

                                                          ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

Shares                                        Value
------- -                                  ------------
        Common Stocks -- 94.08%
        Frontier Capital Management Co. -- 36.33%
        Advertising -- 0.13%
 12,900 Lamar Advertising Co. (b)......... $    434,085
                                           ------------
        Aerospace -- 0.33%
 59,800 BFGoodrich Corp...................    1,095,536
                                           ------------
        Agriculture -- 0.66%
108,800 Delta Pine & Land Co..............    2,220,608
                                           ------------
        Auto Parts -- 0.44%
 59,300 Autoliv, Inc......................    1,241,149
 47,800 IMPCO Technologies, Inc. (b)......      224,182
                                           ------------
                                              1,465,331
                                           ------------
        Banking -- 0.23%
 25,900 Bank of Hawaii Corp...............      787,101
                                           ------------
        Biotechnology -- 0.08%
 16,200 Applera Corp......................      284,148
                                           ------------
        Business Services -- 0.38%
 31,200 Diebold, Inc......................    1,286,064
                                           ------------
        Chemicals -- 0.63%
 72,000 Agrium Inc........................      814,320
  8,200 Cambrex Corp......................      247,722
100,400 IMC Global, Inc...................    1,071,268
                                           ------------
                                              2,133,310
                                           ------------
        Communications Technology -- 0.78%
211,200 Arris Group, Inc. (b).............      753,984
108,900 Harmonic, Inc. (b)................      250,470
 24,800 Harris Corp.......................      652,240
 99,200 Power-One, Inc. (b)...............      562,464
410,900 Sonus Networks, Inc. (b)..........      410,900
                                           ------------
                                              2,630,058
                                           ------------
        Computer Equipment -- 0.31%
 60,500 Insight Enterprises, Inc. (b).....      502,755
 17,500 Mercury Computer Systems, Inc. (b)      534,100
                                           ------------
                                              1,036,855
                                           ------------
        Computer Services -- 0.74%
113,600 Acxiom Corp. (b)..................    1,747,168
 70,600 Freemarkets, Inc. (b).............      454,593
 28,500 Perot Systems Corp., Class A (b)..      305,520
                                           ------------
                                              2,507,281
                                           ------------
        Computer Software -- 1.64%
121,300 Ansoft Corp. (b)..................      745,995
 35,100 Documentum, Inc. (b)..............      549,666
 96,300 Informatica Corp. (b).............      554,688
195,800 Legato Systems, Inc. (b)..........      984,874
 78,900 Parametric Technology Corp. (b)...      198,828
 93,400 Rational Software Corp. (b).......      970,426
 76,600 TIBCO Software, Inc. (b)..........      473,388

Shares                                            Value
------- -                                      ------------
        Computer Software (continued)
 57,300 webMethods, Inc. (b).................. $    471,006
142,600 Wind River Systems, Inc. (b)..........      584,660
                                               ------------
                                                  5,533,531
                                               ------------
        Computer Software & Services -- 0.54%
 28,100 Andrew Corp. (b)......................      288,868
 92,100 BearingPoint Inc. (b).................      635,490
306,000 CNET Networks, Inc. (b)...............      829,260
 17,800 Sykes Enterprises, Inc. (b)...........       58,384
                                               ------------
                                                  1,812,002
                                               ------------
        Construction -- 1.96%
 79,400 Chicago Bridge & Iron Co..............    2,397,880
 88,900 Fluor Corp............................    2,489,200
 47,800 Jacobs Engineering Group, Inc. (b)....    1,701,680
                                               ------------
                                                  6,588,760
                                               ------------
        Consumer Products & Services -- 1.23%
201,200 Hasbro, Inc...........................    2,323,859
 20,800 Kroll Inc. (b)........................      396,864
 48,090 On Assignment, Inc. (b)...............      409,727
 84,500 Stewart Enterprises, Inc., Class A (b)      470,750
 10,800 The Scotts Company, Class A (b).......      529,632
                                               ------------
                                                  4,130,832
                                               ------------
        Containers & Packaging -- 0.63%
137,300 Smurfit-Stone Container Corp. (b).....    2,113,184
                                               ------------
        Control & Filter Services -- 0.17%
  6,700 Roper Industries, Inc.................      245,220
 20,600 Watts Industries, Inc., Class A.......      324,244
                                               ------------
                                                    569,464
                                               ------------
        Education Services -- 0.19%
 22,300 Bright Horizons Family
         Solutions, Inc. (b)..................      627,076
                                               ------------
        Electrical & Electronics -- 3.72%
 17,100 Analog Devices, Inc. (b)..............      408,177
 45,200 Anaren Microwave, Inc. (b)............      397,760
185,800 Artesyn Technologies, Inc. (b)........      713,472
 54,000 C&D Technologies, Inc.................      954,180
 55,800 Cypress Semiconductor Corp. (b).......      319,176
531,600 GrafTech International Ltd. (b).......    3,168,335
 48,000 Harman International Industries, Inc..    2,856,000
239,500 LoJack Corp. (b)......................    1,183,130
 93,400 LSI Logic Corp. (b)...................      538,918
 83,700 Orbital Sciences Corp. (b)............      353,214
141,600 Powerwave Technologies, Inc. (b)......      764,640
 70,980 Trimble Navigation Ltd. (b)...........      886,540
                                               ------------
                                                 12,543,542
                                               ------------
        Electronic Components & Instruments -- 3.08%
279,300 Agere Systems Inc., Class A (b).......      402,192
 77,000 Applied Micro Circuits Corp. (b)......      284,130
214,800 ChipPAC, Inc., Class A (b)............      762,540

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                         Value
------  -                                   ------------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Electronic Components & Instruments (continued)
 54,720 Cirrus Logic, Inc. (b)............. $    157,594
 85,600 Cree, Inc. (b).....................    1,399,560
 94,100 ESS Technology, Inc. (b)...........      591,889
 30,300 Genesis Microchip, Inc. (b)........      395,415
 69,400 Lattice Semiconductor Corp. (b)....      608,638
 30,300 LTX Corp. (b)......................      182,709
 40,900 McDATA Corp. (b)...................      287,527
 79,000 Microsemi Corp. (b)................      481,110
 45,100 Mykrolis Corp. (b).................      329,230
 22,000 National Semiconductor Corp. (b)...      330,220
 74,000 Oak Technology, Inc. (b)...........      196,100
 52,000 PMC-Sierra, Inc.* (b)..............      289,120
 67,200 Power Integrations, Inc. (b).......    1,142,400
103,200 SBS Technologies, Inc. (b).........      945,312
 58,600 Semtech Corp. (b)..................      639,912
 73,390 SIPEX Corp. (b)....................      271,543
 51,100 Skyworks Solutions, Inc. (b).......      440,482
 17,700 Zoran Corp. (b)....................      249,039
                                            ------------
                                              10,386,662
                                            ------------
        Energy -- 0.34%
 15,800 Arch Coal, Inc.....................      341,122
 63,400 Massey Energy Co...................      616,248
 78,600 QUANTUM Fuel Systems Technologies
         Worldwide, Inc. (b)...............      184,710
                                            ------------
                                               1,142,080
                                            ------------
        Entertainment -- 0.18%
 33,800 Callaway Golf Co...................      447,850
 28,500 Six Flags, Inc. (b)................      162,735
                                            ------------
                                                 610,585
                                            ------------
        Financial Services -- 1.87%
104,600 Ameritrade Holdings Corp. (b)......      592,036
 46,200 CheckFree Corporation (b)..........      739,246
183,200 E*Trade Group, Inc. (b)............      890,352
 46,050 Investment Technology Group,
         Inc. (b)..........................    1,029,678
 84,100 Knight Trading Group, Inc. (b).....      402,839
 61,000 Ritchie Bros. Auctioneers, Inc. (b)    1,973,350
 33,950 Waddell & Reed Financial, Inc......      667,797
                                            ------------
                                               6,295,298
                                            ------------
        Forest Products & Papers -- 0.38%
 62,398 Albany International Corp., Class A    1,289,143
                                            ------------
        Health Care -- 1.38%
 22,100 Community Health Systems, Inc. (b).      455,039
 30,200 Express Scripts, Inc., Class A (b).    1,450,808
 73,600 Humana, Inc. (b)...................      736,000
 12,200 Lincare Holdings (b)...............      385,764
 31,700 Omnicare, Inc......................      755,411

Shares                                          Value
------  -                                    ------------
        Health Care (continued)
 22,900 Pall Corp........................... $    381,972
 43,200 PAREXEL International Corp. (b).....      474,768
                                             ------------
                                                4,639,762
                                             ------------
        Industrial Products -- 0.37%
 71,900 Northwest Pipe Co. (b)..............    1,243,870
                                             ------------
        Insurance -- 0.48%
 40,300 HCC Insurance Holdings, Inc.........      991,380
  5,525 W.R. Berkley Corp...................      218,845
 14,200 Willis Group Holdings Ltd. (b)......      407,114
                                             ------------
                                                1,617,339
                                             ------------
        Medical Supplies -- 0.78%
151,800 Endocardial Solutions, Inc. (b).....      513,084
 41,100 PerkinElmer, Inc....................      339,075
 73,700 STERIS Corp. (b)....................    1,787,225
                                             ------------
                                                2,639,384
                                             ------------
        Metals -- 0.83%
122,250 Allegheny Technologies, Inc.........      761,618
 55,600 Intermagnetics General Corp. (b)....    1,091,984
 44,700 Kaydon Corp.........................      948,087
                                             ------------
                                                2,801,689
                                             ------------
        Oil & Gas -- 3.07%
  9,500 Anadarko Petroleum Corp.............      455,050
  3,900 Ashland, Inc........................      111,267
 92,200 Core Laboratories NV (b)............    1,046,470
 53,191 ENSCO International, Inc............    1,566,475
 29,300 Noble Corp. (b).....................    1,029,895
117,300 Ocean Energy, Inc...................    2,342,481
 26,100 Remington Oil & Gas (b).............      428,301
 40,600 Talisman Energy, Inc................    1,468,502
 35,900 Transocean Sedco Forex, Inc.........      832,880
 15,000 Western Gas Resources, Inc..........      552,750
 61,500 Willbros Group, Inc. (b)............      505,530
                                             ------------
                                               10,339,601
                                             ------------
        Packaging -- 1.84%
310,800 Crown Cork & Seal Co., Inc. (b).....    2,470,860
133,900 Packaging Corporation of America (b)    2,442,336
 58,860 Pactiv Corp. (b)....................    1,286,680
                                             ------------
                                                6,199,876
                                             ------------
        Pharmaceuticals -- 0.74%
 51,800 Alpharma, Inc.......................      616,938
 70,700 Cytyc Corp. (b).....................      721,140
 34,700 IDEXX Laboratories, Inc. (b)........    1,155,510
                                             ------------
                                                2,493,588
                                             ------------
        Production Technology -- 0.34%
 25,600 Lam Research Corp. (b)..............      276,480
194,600 Sanmina-SCI Corp. (b)...............      873,754
                                             ------------
                                                1,150,234
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                         Value
------  -                                   ------------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Railroads -- 0.60%
142,780 Wabtec Corp........................ $  2,004,631
                                            ------------
        Restaurants -- 0.28%
 35,500 Triarc Companies, Inc. (b).........      931,520
                                            ------------
        Retail -- 0.84%
 59,600 American Eagle Outfitters, Inc. (b)      821,288
 21,600 BJ's Wholesale Club, Inc. (b)......      395,280
 65,500 Dollar Tree Stores, Inc. (b).......    1,609,335
                                            ------------
                                               2,825,903
                                            ------------
        Shipping -- 0.44%
 54,600 Kirby Corp. (b)....................    1,495,494
                                            ------------
        Technology -- 1.15%
 97,000 Apple Computer, Inc. (b)...........    1,390,010
 17,900 ATMI Inc. (b)......................      331,508
 67,500 Ceridian Corp. (b).................      973,350
 22,400 Hutchinson Technology, Inc. (b)....      463,680
 85,900 Symbol Technologies, Inc...........      706,098
                                            ------------
                                               3,864,646
                                            ------------
        Textile Manufacturing -- 0.40%
258,000 Unifi, Inc. (b)....................    1,354,500
                                            ------------
        Transportation -- 0.92%
113,400 EGL, Inc. (b)......................    1,615,950
 74,000 Swift Transportation Co., Inc. (b).    1,481,332
                                            ------------
                                               3,097,282
                                            ------------
        Utilities -- 0.47%
101,100 Citizens Communications Co. (b)....    1,066,605
 24,700 Westport Resources Corp. (b).......      513,760
                                            ------------
                                               1,580,365
                                            ------------
        Waste Disposal -- 0.76%
 71,100 Republic Services, Inc. (b)........    1,491,678
 27,500 Waste Connections, Inc. (b)........    1,061,775
                                            ------------
                                               2,553,453
                                            ------------
        Total -- Frontier Capital
         Management Co.
         (cost $134,397,243)...............  122,355,673
                                            ------------
        Geewax, Terker & Co. -- 29.45%
        Aerospace/Defense -- 0.29%
 45,000 Esterline Technologies Corp. (b)...      795,150
 12,300 Teledyne Technologies, Inc. (b)....      192,864
                                            ------------
                                                 988,014
                                            ------------
        Airline Services -- 0.17%
 55,300 ExpressJet Holdings, Inc. (b)......      566,825
                                            ------------
        Auto Parts -- 0.34%
  6,010 Advance Auto Parts, Inc. (b).......      293,889
 21,800 Aftermarket Technology Corp. (b)...      316,100

Shares                                          Value
------  -                                    ------------
        Auto Parts (continued)
  4,700 American Axle & Manufacturing
         Holdings, Inc. (b)................. $    110,074
 34,800 TBC Corp. (b).......................      417,948
                                             ------------
                                                1,138,011
                                             ------------
        Auto Related -- 0.58%
 39,500 Dollar Thrifty Automotive
         Group, Inc. (b)....................      835,425
 15,900 Group 1 Automotive, Inc. (b)........      379,692
 26,659 Keystone Automotive Industries,
         Inc. (b)...........................      400,418
 12,000 Smith (A.O.) Corp...................      324,120
                                             ------------
                                                1,939,655
                                             ------------
        Banking -- 2.42%
 40,895 Bank of the Ozarks, Inc.............      958,579
 41,700 City Holding Company................    1,178,024
 26,100 First Federal Capital Corp..........      503,965
 17,400 FIRSTFED AMERICA BANCORP,
         Inc................................      432,390
 13,575 Flagstar Bancorp, Inc...............      293,220
 29,500 Irwin Financial Corp................      486,750
 22,849 MB Financial, Inc...................      794,917
 28,976 Prosperity Bancshares, Inc..........      550,544
 23,100 R&G Financial Corp., Class B........      537,075
 29,000 Sterling Financial Corp. (b)........      545,780
 67,000 W Holding Company, Inc..............    1,099,470
  8,100 Wintrust Financial Corp.............      253,692
 16,300 WSFS Financial Corp.................      537,411
                                             ------------
                                                8,171,817
                                             ------------
        Broadcasting & Television -- 0.42%
 32,300 Gray Television Inc.................      314,925
 32,200 Insight Communications Co., Inc. (b)      398,636
 58,900 Sinclair Broadcast Group, Inc. (b)..      685,007
                                             ------------
                                                1,398,568
                                             ------------
        Business Services -- 0.78%
 47,200 Casella Waste Systems, Inc.,
         Class A (b)........................      419,608
 11,800 CUNO, Inc. (b)......................      390,816
101,800 MPS Group, Inc. (b).................      563,972
 11,850 Right Management Consultants,
         Inc. (b)...........................      157,013
 23,600 United Stationers, Inc. (b).........      679,703
 19,000 Wallace Computer Services, Inc......      408,690
                                             ------------
                                                2,619,802
                                             ------------
        Casinos & Gaming -- 1.06%
 23,700 Ameristar Casinos, Inc. (b).........      334,170
 36,900 Argosy Gaming Co. (b)...............      698,517
 38,400 Aztar Corp. (b).....................      548,352
 49,000 Boyd Gaming Corp. (b)...............      688,450
 24,700 Isle of Capris Casinos, Inc. (b)....      327,028

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                               Value
------  -                                         ------------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Casinos & Gaming (continued)
 30,400 Mtr Gaming Group, Inc. (b)............... $    241,984
 27,600 Penn National Gaming, Inc. (b)...........      437,736
 17,000 Station Casinos, Inc. (b)................      300,900
                                                  ------------
                                                     3,577,137
                                                  ------------
        Chemicals -- 1.31%
 28,600 A. Schulman, Inc.........................      532,246
 49,300 Airgas, Inc. (b).........................      850,425
 32,900 Arch Chemicals, Inc......................      600,425
 24,100 Cytec Industries, Inc. (b)...............      657,448
 49,980 Fuller (H.B.) Co.........................    1,293,482
 20,600 Great Lakes Chemical Corp................      491,928
                                                  ------------
                                                     4,425,954
                                                  ------------
        Commercial Services -- 0.12%
 15,640 Regis Corp...............................      406,484
                                                  ------------
        Computer Services -- 0.61%
\22,900 Avocent Corp. (b)........................      508,838
161,100 Earthlink Inc. (b).......................      877,995
 35,800 Internet Security Systems, Inc. (b)......      656,214
                                                  ------------
                                                     2,043,047
                                                  ------------
        Consumer Products -- 0.29%
 80,800 Nu Skin Enterprises, Inc., Class A.......      967,176
                                                  ------------
        Consumer Products & Services -- 0.44%
 42,400 Chattem, Inc. (b)........................      871,320
  6,600 Jarden Corp. (b).........................      157,542
 17,700 Silgan Holdings Inc. (b).................      436,836
                                                  ------------
                                                     1,465,698
                                                  ------------
        Electric Utilities -- 0.15%
 10,900 CH Energy Group, Inc.....................      508,267
                                                  ------------
        Electrical & Electronics -- 0.17%
 19,560 Varian, Inc. (b).........................      561,176
                                                  ------------
        Electronic Components & Instruments -- 1.39%
 10,900 Analogic Corp............................      548,139
 44,300 Benchmark Electronics, Inc. (b)..........    1,269,638
 32,750 Electro Scientific Industries, Inc. (b)..      655,000
 10,200 ESCO Technologies, Inc. (b)..............      377,400
 17,200 Fisher Scientific International, Inc. (b)      517,376
 31,900 Hutchinson Technology, Inc. (b)..........      660,330
  4,900 ParthusCeva, Inc. (b)....................       28,959
 38,800 Watts Industries, Inc., Class A..........      610,712
                                                  ------------
                                                     4,667,554
                                                  ------------
        Energy -- 1.10%
 15,400 Arch Coal, Inc...........................      332,486
 43,800 Energen Corp.............................    1,274,580
117,000 Massey Energy Co.........................    1,137,240
 43,600 Offshore Logistics (b)...................      955,712
                                                  ------------
                                                     3,700,018
                                                  ------------

Shares                                             Value
------  -                                       ------------
        Environmental Services -- 0.22%
 60,800 Tetra Tech, Inc. (b)................... $    741,760
                                                ------------
        Financial Services -- 0.26%
 17,500 ITLA Capital Corp. (b).................      581,525
 11,600 New Century Financial Corp.............      294,524
                                                ------------
                                                     876,049
                                                ------------
        Food Processing -- 0.55%
 10,360 Dean Foods Co. (b).....................      384,356
 34,500 International Multifoods Corp. (b).....      731,055
 48,500 Interstate Bakeries Corp...............      739,625
                                                ------------
                                                   1,855,036
                                                ------------
        Footwear -- 0.57%
 18,800 Brown Shoe Company, Inc................      448,004
 12,700 Shoe Carnival, Inc. (b)................      177,940
 19,700 Steven Madden Ltd. (b).................      355,979
 62,600 Wolverine World Wide, Inc..............      945,886
                                                ------------
                                                   1,927,809
                                                ------------
        Forest Products & Papers -- 0.09%
 26,800 Wausau-Mosinee Paper Corp..............      300,696
                                                ------------
        Grocery -- 0.15%
 41,500 Casey's General Stores, Inc............      506,715
                                                ------------
        Health Care -- 1.05%
 37,300 Genesis Health Ventures, Inc. (b)......      576,285
106,600 Gentiva Health Services................      939,146
 17,000 Option Care, Inc. (b)..................      135,320
 21,600 Sunrise Assisted Living, Inc. (b)......      537,624
136,880 U.S. Oncology, Inc. (b)................    1,186,749
  3,200 Unilab Corp. (b).......................       58,560
  5,500 United Surgical Partners International,
         Inc. (b)..............................       85,916
                                                ------------
                                                   3,519,600
                                                ------------
        Homebuilders -- 0.99%
 22,175 Beazer Homes USA, Inc. (b).............    1,343,805
 20,000 MDC Holdings, Inc......................      765,200
  8,500 Meritage Corp. (b).....................      286,025
 18,000 NCI Building Systems, Inc. (b).........      392,760
 49,560 Walter Industries, Inc.................      536,735
                                                ------------
                                                   3,324,525
                                                ------------
        Information Technology -- 0.12%
 20,550 ManTech International Corp.,
         Class A (b)...........................      391,889
                                                ------------
        Insurance -- 1.92%
 17,890 Centene Corp. (b)......................      600,925
 34,700 Delphi Financial Group, Inc., Class A..    1,317,213
 29,100 Harleysville Group, Inc................      769,113
 47,100 Horace Mann Educators Corp.............      722,043
 44,500 Odyssey Re Holdings Corp...............      787,650
 16,600 The Navigators Group, Inc. (b).........      380,970
 33,500 U.S.I. Holdings Corp. (b)..............      393,625

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                       Value
------ -                                  ------------
       Common Stocks (continued)
       Frontier Capital Management Co. (continued)
       Insurance (continued)
74,600 UICI (b).......................... $  1,160,030
62,600 Universal American Financial
        Corp. (b)........................      364,269
                                          ------------
                                             6,495,838
                                          ------------
       Manufacturing -- 0.99%
10,400 Actuant Corp., Class A (b)........      483,080
15,000 Briggs & Stratton Corp............      637,050
 9,090 Donaldson Co., Inc................      327,240
47,700 Griffon Corp. (b).................      649,674
 8,300 Manitowoc Co., Inc................      211,650
25,600 Russell Corp......................      428,544
 9,380 Toro Co...........................      599,382
                                          ------------
                                             3,336,620
                                          ------------
       Medical Supplies -- 0.37%
50,300 Owens & Minor, Inc................      825,926
63,300 PSS World Medical, Inc. (b).......      432,972
                                          ------------
                                             1,258,898
                                          ------------
       Natural Gas Utilities -- 0.88%
50,600 AGL Resources, Inc................    1,229,580
14,600 Piedmont Natural Gas Co., Inc.....      516,110
32,990 UGI Corp..........................    1,233,496
                                          ------------
                                             2,979,186
                                          ------------
       Oil & Gas -- 1.91%
26,900 Denbury Resources, Inc. (b).......      303,970
30,770 Enbridge Energy Management, LLC...    1,153,875
63,800 Encore Acquisition Co. (b)........    1,175,196
 6,800 Evergreen Resources, Inc. (b).....      304,980
10,200 Patina Oil & Gas Corp.............      322,830
84,400 Southern Union Co. (b)............    1,392,600
12,000 Universal Compression Holdings,
        Inc. (b).........................      229,560
42,900 Vintage Petroleum, Inc............      452,595
22,300 Western Gas Resources, Inc........      821,755
14,200 World Fuel Services Corp..........      291,100
                                          ------------
                                             6,448,461
                                          ------------
       Packaging -- 0.22%
 7,340 Ball Corp.........................      375,735
14,800 Grief Brothers Corp., Class A.....      352,240
                                          ------------
                                               727,975
                                          ------------
       Pharmaceuticals -- 0.42%
35,400 Alpharma, Inc.....................      421,614
20,000 American Pharmaceuticals Partners,
        Inc. (b).........................      356,000
25,400 Cell Genesys, Inc. (b)............      283,235
20,600 OSI Pharmaceuticals, Inc. (b).....      337,840
                                          ------------
                                             1,398,689
                                          ------------

Shares                                          Value
------  -                                    ------------
        Publishing & Printing -- 0.11%
 16,500 Consolidated Graphics, Inc. (b)..... $    367,125
                                             ------------
        Real Estate -- 0.27%
 21,100 Corrections Corporation of
         America (b)........................      361,865
 15,800 LNR Property Corp...................      559,320
                                             ------------
                                                  921,185
                                             ------------
        Real Estate Investment Trust -- 2.11%
 23,400 Acadia Realty Trust.................      173,628
 70,100 Anworth Mortgage Asset Corp.........      881,157
 36,100 CBL & Associates Properties.........    1,445,805
 15,800 FBR Asset Investment Corp...........      535,620
 32,700 FelCor Lodging Trust, Inc...........      374,088
 68,400 Impac Mortgage Holdings, Inc........      786,600
 19,800 Lexington Corporate Properties Trust      314,820
 13,700 Newcastle Investment Corp...........      218,789
 62,300 RAIT Investment Trust...............    1,345,680
 11,400 Redwood Trust Inc...................      315,780
 33,900 Thornburg Mortgage Asset Corp.......      681,390
  6,100 Urstadt Biddle Properties, Inc......       77,104
                                             ------------
                                                7,150,461
                                             ------------
        Rental & Leasing -- 0.09%
 13,500 Aaron Rents, Inc....................      295,380
                                             ------------
        Research & Development -- 0.46%
 28,900 EMCOR Group, Inc. (b)...............    1,531,989
                                             ------------
        Restaurants -- 0.51%
 51,900 Landry's Restaurants, Inc...........    1,102,356
 19,900 O'Charley's, Inc. (b)...............      408,547
 16,700 Red Robin Gourmet Burgers, Inc. (b).      212,758
                                             ------------
                                                1,723,661
                                             ------------
        Retail -- 1.21%
100,450 Cash America International Inc......      956,284
 16,400 Duane Reade, Inc. (b)...............      278,800
 33,900 Finish Line, Inc., Class A (b)......      357,645
 15,500 Gart Sports Co. (b).................      299,925
 25,700 Haverty Furniture Co., Inc..........      357,230
 11,280 Party City Corp. (b)................      135,360
 90,200 Pep Boys-Manny Moe & Jack, Inc......    1,046,320
  7,800 Tractor Supply Company (b)..........      293,280
 27,900 United Auto Group, Inc. (b).........      347,913
                                             ------------
                                                4,072,757
                                             ------------
        Rubber & Plastics -- 0.39%
 25,400 Carlisle Companies, Inc.............    1,051,052
 17,100 Tredegar Corp.......................      256,500
                                             ------------
                                                1,307,552
                                             ------------
        Steel -- 0.30%
  9,500 Quanex Corp.........................      318,250
 33,400 Reliance Steel & Aluminum Co........      696,056
                                             ------------
                                                1,014,306
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Shares                                             Value
------  -                                       ------------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Transportation -- 1.65%
 17,900 Arkansas Best Corp. (b)................ $    465,060
 23,600 Covenant Transport, Inc., Class A (b)..      447,456
 37,900 Genesee & Wyoming Inc.,
         Class A (b)...........................      771,265
 16,700 Old Dominion Freight Line Inc. (b).....      473,445
 21,500 Oshkosh Truck Corp.....................    1,322,250
 17,800 P.A.M. Transportation Services,
         Inc. (b)..............................      448,738
 21,200 Roadway Corp...........................      780,372
 34,100 Yellow Corp. (b).......................      859,013
                                                ------------
                                                   5,567,599
                                                ------------
        Total -- Geewax, Terker & Co.
         (cost $99,668,315)....................   99,186,964
                                                ------------
        Sterling Johnston Capital Management, Inc. -- 28.30%
        Aerospace/Defense -- 0.23%
 73,650 Titan Corp. (b)........................      765,960
                                                ------------
        Broadcasting & Cable TV -- 0.31%
 70,430 Radio One, Inc., Class A (b)...........    1,029,687
                                                ------------
        Casinos & Gaming -- 1.07%
104,850 Alliance Gaming Corp. (b)..............    1,785,596
290,400 Magna Entertainment Corp.,
         Class A (b)...........................    1,800,480
                                                ------------
                                                   3,586,076
                                                ------------
        Computer Equipment -- 0.59%
279,900 Foundry Networks, Inc. (b).............    1,970,496
                                                ------------
        Computer Services -- 3.23%
 90,600 Alloy, Inc. (b)........................      992,070
 75,300 Anteon International Corp. (b).........    1,807,199
 47,150 Caci International, Inc., Class A (b)..    1,680,426
123,150 Digital River Inc. (b).................    1,471,643
 67,050 Internet Security Systems, Inc. (b)....    1,229,027
 89,650 NetScreen Technologies, Inc. (b).......    1,509,706
 31,050 Overture Services, Inc. (b)............      847,976
 84,050 United Online, Inc. (b)................    1,339,841
                                                ------------
                                                  10,877,888
                                                ------------
        Computer Software -- 3.38%
 90,700 Citrix Systems, Inc. (b)...............    1,117,424
107,750 Documentum, Inc. (b)...................    1,687,365
 76,450 Hyperion Solutions Corp. (b)...........    1,962,471
 50,850 Imation Corp. (b)......................    1,783,818
 56,350 ManTech International Corp.,
         Class A (b)...........................    1,074,595
149,100 Pinnacle Systems, Inc. (b).............    2,029,250
 82,650 Websense, Inc. (b).....................    1,765,487
                                                ------------
                                                  11,420,410
                                                ------------

Shares                                           Value
------  -                                     ------------
        Electronic Components & Instruments -- 2.12%
 27,450 Harman International Industries, Inc. $  1,633,275
127,700 Skyworks Solutions Inc. (b)..........    1,100,774
222,300 Western Digital Corp. (b)............    1,420,497
 50,650 Wilson Greatbatch Technologies,
         Inc. (b)............................    1,478,980
105,900 Zoran Corp. (b)......................    1,490,013
                                              ------------
                                                 7,123,539
                                              ------------
        Financial Services -- 0.97%
289,550 Ameritrade Holding Corp. (b).........    1,638,853
 51,975 Wintrust Financial Corp..............    1,627,857
                                              ------------
                                                 3,266,710
                                              ------------
        Health Care -- 2.94%
 45,800 Advanced Neuromodulation Systems,
         Inc. (b)............................    1,607,580
 55,300 AMERIGROUP Corp. (b).................    1,676,143
 63,650 AMN Healthcare Services, Inc. (b)....    1,076,322
 71,700 Centene Corp. (b)....................    2,408,403
101,050 NBTY, Inc. (b).......................    1,776,459
 39,200 Odyssey HealthCare, Inc. (b).........    1,360,240
                                              ------------
                                                 9,905,147
                                              ------------
        Insurance -- 0.78%
 14,100 RLI Corp.............................      393,390
127,550 Scottish Annuity & Life Holdings,
         Ltd.................................    2,225,748
                                              ------------
                                                 2,619,138
                                              ------------
        Manufacturing -- 0.49%
 44,700 ESCO Technologies Inc. (b)...........    1,653,900
                                              ------------
        Oil & Gas -- 2.81%
619,700 Grey Wolf, Inc. (b)..................    2,472,602
 38,150 Helmerich & Payne, Inc...............    1,064,767
221,000 Key Energy Services, Inc. (b)........    1,982,370
 94,100 Oil States International Inc. (b)....    1,213,890
100,450 Remington Oil and Gas Corp. (b)......    1,648,385
108,250 Ultra Petroleum Corp. (b)............    1,071,675
                                              ------------
                                                 9,453,689
                                              ------------
        Pharmaceuticals -- 4.34%
112,600 Adolor Corp. (b).....................    1,544,872
 92,300 American Pharmaceuticals Partners,
         Inc. (b)............................    1,642,940
 54,950 CIMA Labs, Inc. (b)..................    1,329,295
162,600 Connetics Corp. (b)..................    1,954,451
 60,150 CV Therapeutics, Inc. (b)............    1,095,933
 45,400 Eon Labs, Inc (b)....................      858,514
 47,350 NPS Pharmaceuticals, Inc. (b)........    1,191,800
 80,650 OSI Pharmaceuticals, Inc. (b)........    1,322,660
 64,000 Pharmaceutical Product Development,
         Inc. (b)............................    1,873,280
 49,000 Taro Pharmaceutical Industries
         Ltd. (b)............................    1,842,400
                                              ------------
                                                14,656,145
                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Shares
   or
Principal
 Amount                                           Value
 ------   -                                    ------------
          Common Stocks (continued)
          Sterling Johnston Capital Management, Inc.
           (continued)
          Restaurants -- 1.14%
   59,100 Applebee's International, Inc....... $  1,370,588
   47,650 California Pizza Kitchen, Inc. (b)..    1,200,780
   34,800 P.F. Chang's China Bistro, Inc. (b).    1,263,240
                                               ------------
                                                  3,834,608
                                               ------------
          Retail -- 3.18%
   50,850 Chico's FAS, Inc. (b)...............      961,574
   61,700 Claire's Stores, Inc................    1,361,719
   16,400 Gildan Activewear, Inc. (b).........      383,924
   75,650 Hollywood Entertainment
           Corp. (b)..........................    1,142,315
   43,150 Hot Topic, Inc. (b).................      987,272
   61,550 Linen 'n Things, Inc. (b)...........    1,391,030
   91,150 Pier 1 Imports, Inc.................    1,725,470
   24,300 Tractor Supply Co. (b)..............      913,680
   72,200 United Natural Foods, Inc. (b)......    1,830,269
                                               ------------
                                                 10,697,253
                                               ------------
          Transportation -- 0.72%
   25,950 Arkansas Best Corp. (b).............      674,207
   23,950 UTi Worldwide, Inc..................      628,688
   44,350 Yellow Corp. (b)....................    1,117,220
                                               ------------
                                                  2,420,115
                                               ------------
          Total -- Sterling Johnston Capital
           Management, Inc.
           (cost $92,671,071).................   95,280,761
                                               ------------
          Total Common Stocks
           (cost $326,736,629)................  316,823,398
                                               ------------
          Mutual Funds -- 2.09%
   46,330 iShares Russell 2000 Value Index
           Fund...............................    5,165,795
   25,605 iShares S&P SmallCap 600/BARRA
           Value Index Fund...................    1,862,764
                                               ------------
          Total Mutual Funds
           (cost $7,081,221)..................    7,028,559
                                               ------------
          Short-Term Investments -- 4.05%
          Frontier Capital Management Co. -- 2.17%
          Repurchase Agreements -- 2.17%
7,308,723 Bankers Trust Co., Repurchase
           Agreement, dated 12/31/02, due
           1/2/03 at 0.75% with a maturity
           value of $7,309,023 (Collateralized
           by U.S. Treasury Note; market
           value $7,418,979)..................    7,308,723
                                               ------------

 Shares
   or
Principal
 Amount                                             Value
 ------   -                                     ------------
          Geewax, Terker & Co. -- 2.30%
          Repurchase Agreements -- 0.21%
  711,962 Bankers Trust Co., Repurchase
           Agreement, dated 12/31/02, due
           1/2/03 at 0.75% with a maturity
           value of $711,987 (Collateralized by
           U.S. Treasury Note; market value
           $723,139)........................... $    711,962
                                                ------------
          Sterling Johnston Capital Management, Inc. --
           1.67%
          Cash & Equivalents -- 1.67%
5,615,259 Deutsche Bank Cash Sweep.............    5,615,259
                                                ------------
          Total Short-Term Investments
           (cost $13,635,944)..................   13,635,944
                                                ------------
          Total Investments
           (cost $347,453,794) (a) --
           100.12%.............................  337,487,901
          Liabilities in excess of other
           assets -- (0.12)%...................     (754,379)
                                                ------------
          Net Assets -- 100.00%................ $336,733,522

                                                ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 30,373,529
                   Unrealized depreciation....  (40,339,422)
                                               ------------
                   Net unrealized depreciation $ (9,965,893)
                                               ============

(b) Non-income producing security.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

 Shares                                            Value
 ------  -                                      ------------
         Common/Preferred Stocks -- 95.25%
         Artisan Partners LP -- 46.98%
         Australia -- 0.91%
 105,490 Commonwealth Bank of Australia
          (Banking)............................ $  1,603,839
 595,212 Foster's Group Ltd. (Brewery).........    1,508,237
  60,300 National Australia Bank Ltd.
          (Banking)............................    1,078,069
                                                ------------
                                                   4,190,145
                                                ------------
         Belgium -- 0.84%
     800 Colruyt NV (Food -- Retail)...........       44,075
 162,000 Interbrew (Brewery)...................    3,825,063
                                                ------------
                                                   3,869,138
                                                ------------
         Brazil--0.43%
  35,400 Petroleo Brasileiro SA - ADR (Oil &
          Gas).................................      528,876
  90,400 Tele Norte Leste Participacoes SA --
          Preferred - ADR
          (Telecommunications Services)........      664,440
 253,400 Telesp Celular Participacoes SA --
          Preferred - ADR
          (Telecommunications Services) (b)          772,870
                                                ------------
                                                   1,966,186
                                                ------------
         Canada -- 0.73%
  92,700 CanWest Global Communications
          Corp. (Multimedia) (b)...............      378,475
  78,766 Corus Entertainment, Inc. - B Shares
          (Multimedia) (b).....................      944,813
  65,400 EnCana Corp. (Oil & Gas)..............    2,019,377
                                                ------------
                                                   3,342,665
                                                ------------
         Denmark -- 0.48%
  75,750 Novo-Nordisk A/S, Class B
          (Pharmaceuticals)....................    2,188,471
                                                ------------
         Finland -- 0.13%
  13,600 Kone Corp., Class B (Machinery).......      408,318
  12,400 Nokia Oyj (Telecommunications
          Services)............................      197,140
                                                ------------
                                                     605,458
                                                ------------
         France -- 2.76%
 270,025 AXA (Diversified Financial
          Services)............................    3,624,228
  68,350 Carrefour SA (Food - Retail)..........    3,043,355
   7,300 Etablissements Economiques du Casino
          Guichard-Perrachon SA (Food --
          Retail)..............................      541,989
 240,091 JC Decaux SA (Advertising) (b)........    2,897,442
 273,400 Rhodia SA (Chemicals).................    2,263,688
   5,000 Sanofi-Synthelabo SA (Pharmaceuticals)      305,638
                                                ------------
                                                  12,676,340
                                                ------------

 Shares                                          Value
 ------   -                                   ------------
          Germany -- 5.18%
   69,690 Allianz AG (Financial Services).... $  6,589,255
   69,238 Deutsche Boerse AG (Financial
           Services).........................    2,761,018
   74,300 Henkel KGaA (Diversified Chemicals/
           Materials)........................    4,701,616
   91,840 Linde AG (Manufacturing)...........    3,373,191
   53,510 Muenchener Rueckversicherungs-
           Gesellschaft AG (Financial
           Services).........................    6,395,872
                                              ------------
                                                23,820,952
                                              ------------
          Ireland -- 0.01%
    4,800 Allied Irish Banks PLC (Banking)...       65,886
                                              ------------
          Italy -- 1.19%
  115,100 Autogrill SpA
           (Retail - Restaurants)............      896,232
   57,100 Mediaset SpA (Multimedia)..........      435,025
  819,100 Telecom Italia SpA
           (Telecommunications Services).....    4,134,500
                                              ------------
                                                 5,465,757
                                              ------------
          Japan -- 4.01%
  173,300 Banyu Pharmaceutical Co., Ltd.
           (Pharmaceuticals).................    1,626,832
  178,000 Honda Motor Co., Ltd.
           (Automobiles).....................    6,584,815
      429 Japan Tobacco, Inc. (Tobacco)......    2,870,363
       63 Nippon Telegraph & Telephone Corp.
           (Telecommunications Services).....      228,811
      483 NTT DoCoMo, Inc. (Cellular
           Telecom)..........................      891,354
   95,500 Promise Co., Ltd. (Diversified
           Financial Services)...............    3,404,104
   97,100 Toyota Motor Corp. (Automobiles)...    2,610,171
    8,500 Yamanouchi Pharmaceutical Co., Ltd.
           (Pharmaceuticals).................      246,398
                                              ------------
                                                18,462,848
                                              ------------
          Luxembourg -- 0.17%
   26,725 RTL Group (Multimedia).............      793,680
                                              ------------
          Mexico -- 3.69%
   84,900 Fomento Economico Mexicano SA de
           CV - ADR (Beverages)..............    3,092,058
  848,400 Grupo Modelo SA de CV, Series C -
           ADR (Brewery).....................    2,067,489
   76,900 Grupo Televisa SA - ADR
           (Multimedia) (b)..................    2,147,817
  215,610 Telefonos de Mexico SA de CV - ADR
           (Telecommunications Services).....    6,895,208
1,211,100 Wal-Mart de Mexico SA de CV, Series
           V (Retail)........................    2,754,604
                                              ------------
                                                16,957,176
                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Shares                                            Value
 ------   -                                     ------------
          Common/Preferred Stocks (continued)
          Artisan Partners LP (continued)
          Netherlands -- 5.20%
  228,700 ABN Amro Holding NV (Financial
           Services)........................... $  3,739,165
  141,300 ASML Holding NV
           (Semiconductors) (b)................    1,180,311
  330,945 Fortis AG (Banking)..................    5,785,913
   55,500 Heineken NV (Brewery)................    2,166,591
   27,300 ING Groep NV (Diversified Financial
           Services)...........................      462,389
  104,690 Royal Dutch Petroleum Co., New
           York Shares - ADR (Oil & Gas).......    4,608,454
   48,720 Unilever NV (Manufacturing - Food
           Products)...........................    2,993,472
  170,300 Wolters Kluwer NV (Multimedia).......    2,966,633
                                                ------------
                                                  23,902,928
                                                ------------
          Norway -- 0.01%
   17,400 Storebrand ASA (Diversified Financial
           Services)...........................       65,302
                                                ------------
          Poland -- 0.12%
   21,700 Bank Pekao SA (Banking)..............      534,775
                                                ------------
          Portugal -- 0.54%
  359,546 Portugal Telecom, SGPS, SA -
           Registered (Telecommunications
           Services)...........................    2,471,365
                                                ------------
          Singapore -- 0.47%
  342,650 DBS Group Holdings Ltd.
           (Banking)...........................    2,173,047
                                                ------------
          Spain -- 2.14%
    9,800 Banco Bilbao Vizcaya Argentaria SA
           (Banking)...........................       93,791
  171,338 Centros Comerciales Carrefour SA
           (Retail)............................    2,010,187
  143,900 Industria de Diseno Textil SA
           (Apparel)...........................    3,399,206
  167,200 Promotora de Informaciones SA (Prisa)
           (Media).............................    1,089,605
  181,300 Repsol YPF SA (Oil & Gas)............    2,397,228
   93,400 Telefonica SA (Telecommunication
           Services) (b).......................      836,059
                                                ------------
                                                   9,826,076
                                                ------------
          Sweden -- 0.01%
    2,100 SKF AB - Class B (Metal Products)....       54,468
                                                ------------
          Switzerland -- 7.04%
  102,880 CIBA Specialty Chemicals AG
           (Chemicals).........................    7,172,656
  241,640 Clariant AG (Chemicals)..............    3,862,186
  171,600 Credit Suisse Group (Banking) (b)....    3,723,150
    6,996 Julius Baer Holding Ltd. AG, Class B
           (Banking)...........................    1,517,900

 Shares                                           Value
 ------   -                                    ------------
          Switzerland (continued)
   37,690 Nestle SA, Class B (Food)........... $  7,986,671
   92,540 Novartis AG (Pharmaceuticals).......    3,376,469
   97,835 UBS AG - Registered (Banking)(b)....    4,754,836
                                               ------------
                                                 32,393,868
                                               ------------
          United Kingdom -- 10.92%
1,523,300 BAE Systems PLC
           (Aerospace/Defense)................    3,040,927
  154,600 Boots Co. PLC (Retail)..............    1,458,499
  244,500 British American Tobacco PLC
           (Tobacco)..........................    2,442,416
  661,225 Carlton Communications PLC
           (Media)............................    1,429,099
1,541,192 Compass Group PLC
           (Food - Services)..................    8,187,844
  684,221 Diageo PLC (Food & Beverages).......    7,435,309
2,475,986 Granada PLC (Media).................    3,178,907
1,037,900 Imperial Chemical Industries PLC
           (Chemicals)........................    3,843,105
  866,880 Lloyds TSB Group PLC (Banking)......    6,224,331
  999,229 Marks & Spencer Group PLC (Retail -
           Department Stores).................    5,067,275
  180,300 Next PLC (Retail)...................    2,137,802
   23,300 Pearson PLC (Media).................      215,499
  106,400 Reuters Group PLC (Media)...........      304,046
1,705,900 Tesco PLC (Food--Retail)............    5,327,877
                                               ------------
                                                 50,292,936
                                               ------------
          Total -- Artisan Partners LP
           (cost $ 254,984,916)...............  216,119,467
                                               ------------
          Capital Guardian Trust Co. -- 48.27%
          Australia -- 1.32%
  106,300 Alumina Ltd.
           (Metals - Diversified).............      293,302
   93,100 ANZ Group Ltd. (Banking)............      909,567
  172,391 BHP Billiton Ltd. (Mining)..........      985,295
   28,160 BHP Steel Ltd. (Industrial
           Conglomerate) (b)..................       51,218
   60,300 Brambles Industries Ltd. (Commerical
           Services)..........................      159,588
  196,539 Foster's Brewing Group Ltd.
           (Brewery)..........................      498,020
   30,489 National Australia Bank Ltd.
           (Banking)..........................      545,095
  116,946 News Corp. Ltd. (Multimedia)........      755,984
   98,197 QBE Insurance Group Ltd.
           (Insurance)........................      450,652
  106,300 WMC Resources Ltd. (Mining) (b).....      252,599
  185,100 Woolworths Ltd. (Retail)............    1,188,220
                                               ------------
                                                  6,089,540
                                               ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Shares                                          Value
 ------   -                                   ------------
          Common/Preferred Stocks (continued)
          Capital Guardian Trust Co. (continued)
          Brazil -- 0.31%
   22,000 Companhia Vale do Rio Doce - ADR
           (Metals - Diversified)............ $    636,020
   29,000 Companhia Vale do Rio Doce - SP
           ADR (Metals - Diversified)........      797,500
                                              ------------
                                                 1,433,520
                                              ------------
          Canada -- 1.39%
   65,600 Abitibi-Consolidated, Inc. (Paper &
           Related Products).................      503,689
   10,500 Alcan Aluminium Ltd. (Building
           Materials)........................      307,928
   12,100 Bank of Nova Scotia (Banking)......      403,333
   90,100 BCE, Inc. (Telecommunications
           Services).........................    1,625,427
   38,700 Suncor Energy, Inc. (Oil & Gas)....      605,070
   72,500 Telus Corp. (Telecommunications
           Services).........................      741,154
   83,300 Thomson Corp. (Publishing &
           Printing).........................    2,214,585
                                              ------------
                                                 6,401,186
                                              ------------
          Finland -- 0.98%
  219,200 Nokia Oyj (Telecommunications
           Equipment)........................    3,484,931
   32,200 UPM-Kymmene (Paper Products).......    1,033,995
                                              ------------
                                                 4,518,926
                                              ------------
          France -- 5.10%
   24,000 Accor SA (Hotels)..................      726,856
   64,800 BNP Paribas SA (Banking)...........    2,640,483
   86,000 Bouygues SA (Wireless
           Telecommunications Services)......    2,402,412
   18,400 Essilor International SA (Optical
           Supplies).........................      757,877
    9,880 Groupe Danone (Food Products &
           Services).........................    1,329,187
   12,700 L'Air Liquide SA (Chemicals).......    1,675,252
    7,000 Pechiney SA, Class A (Metals -
           Diversified)......................      245,644
   43,700 Renault SA (Automobiles)...........    2,053,556
  119,500 Sanofi-Synthelabo SA
           (Pharmaceuticals).................    7,304,742
   29,100 Schneider Electric SA (Hand/Machine
           Tools)............................    1,376,938
    8,100 Societe Generale (Banking).........      471,758
   16,100 Societe Television Francaise 1
           (Multimedia)......................      430,155
  126,400 Vivendi Universal SA
           (Multimedia)......................    2,041,394
                                              ------------
                                                23,456,254
                                              ------------

 Shares                                           Value
 ------   -                                    ------------
          Germany -- 1.88%
   14,100 Aixtron AG (Semiconductors)......... $     67,176
    6,800 Allianz AG Holdings (Insurance).....      642,946
   21,100 Bayerische Motoren Werke AG
           (Automobiles)......................      641,021
   27,600 DaimlerChrysler AG
           (Automobiles)......................      844,284
  125,400 Deutsche Telecom AG
           (Telecommunications Services)......    1,608,088
   14,900 Epcos AG (Electronic Components) (b)      152,608
   30,100 Infineon Technologies AG
           (Semiconductors) (b)...............      221,109
   12,600 Infineon Technologies AG - ADR
           (Semiconductors) (b)...............       90,594
   26,400 Metro AG (Retail - Department
           Stores)............................      637,196
    7,200 Muenchener Rueckversicherungs-
           Gesellschaft AG (Insurance)........      860,592
    2,900 SAP AG (Business Software)..........      227,332
   47,600 Siemens AG (Industrial
           Conglomerates).....................    2,023,033
   41,500 ThyssenKrupp AG (Metals & Mining)         467,728
   10,700 TUI AG (Travel Services)............      179,096
                                               ------------
                                                  8,662,803
                                               ------------
          Greece -- 0.07%
   27,200 Hellenic Telecommunications
           Organization SA
           (Telecommunications Services)......      299,709
                                               ------------
          Hong Kong -- 1.56%
  176,000 Cheung Kong Holdings (Real Estate)      1,145,363
  285,000 China Mobile Ltd.
           (Telecommunications Services) (b)        677,928
  564,000 Hang Lung Properties Ltd. (Real
           Estate)............................      546,035
  109,900 Hang Seng Bank (Banking)............    1,169,689
  330,000 Hongkong Land Holdings Ltd. (Real
           Estate)............................      455,400
  159,100 Hutchison Whampoa (Industrial
           Conglomerates).....................      995,599
  624,500 Johnson Electric Holdings Ltd.
           (Electronics)......................      684,689
  732,000 Li & Fung Ltd. (Distributors).......      694,604
   59,000 Sun Hung Kai Properties Ltd. (Real
           Estate)............................      349,533
  119,700 Swire Pacific Ltd. (Diversified
           Financial Services)................      457,409
                                               ------------
                                                  7,176,249
                                               ------------
          Ireland -- 0.30%
   85,625 CRH PLC (Construction)..............    1,055,795
   31,400 Irish Life & Permanent PLC
           (Diversified Financial Services)...      339,397
                                               ------------
                                                  1,395,192
                                               ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Shares                                              Value
 ------   -                                       ------------
          Common/Preferred Stocks (continued)
          Capital Guardian Trust Co. (continued)
          Italy -- 0.83%
   18,650 Assic Generali (Insurance)............. $    383,598
  216,200 ENI SpA (Oil & Gas)....................    3,437,236
                                                  ------------
                                                     3,820,834
                                                  ------------
          Japan -- 9.06%
   18,800 Acom Co. Ltd. (Diversified Financial
           Services).............................      617,848
   28,300 Advantest Corp. (Electrical &
           Electronics)..........................    1,268,695
   85,000 Aeon Co., Ltd. (Retail)................    2,012,723
   14,330 AIFUL Corp. (Diversified Financial
           Services).............................      538,567
   26,000 Canon, Inc. (Business Equipment).......      979,355
    4,200 Chubu Electric Power Co., Inc.
           (Utility Services - Electric).........       75,032
   70,342 Chugai Pharmaceutical Co., Ltd.
           (Pharmaceuticals).....................      669,811
   37,000 Dai Nippon Printing (Printing &
           Publishing)...........................      409,379
  172,000 Daiwa Securities Group, Inc.
           (Diversified Financial Services)......      763,832
   13,800 Hirose Electric Co., Ltd. (Electrical &
           Electronics)..........................    1,053,577
  113,000 Hitachi, Ltd. (Electrical &
           Electronics)..........................      433,260
   13,000 Honda Motor Co., Ltd.
           (Automobiles).........................      480,913
   15,200 Hoya Corp. (Electrical
           Components)...........................    1,064,397
  141,000 Japan Airlines System Corp.
           (Airlines) (b)........................      300,607
      173 Japan Telecom Co., Ltd.
           (Telecommunications Services).........      536,479
   38,600 Kansai Electric Power Co. (Electrical
           & Electronics)........................      583,212
    2,800 Keyence Corp. (Electrical &
           Electronics)..........................      487,234
  112,000 Mitsubishi Estate Co., Ltd.
           (Real Estate).........................      853,190
  436,000 Mitsubishi Heavy Industries, Ltd.
           (Manufacturing - Diversified).........    1,065,476
  247,000 Mitsubishi Motors Corp.
           (Automobiles) (b).....................      530,758
  170,000 Mitsui Fudosan Co., Ltd.
           (Real Estate).........................    1,103,059
  112,730 Mitsui Sumitomo Insurance Co., Ltd.
           (Insurance)...........................      518,670
   14,600 Murata Manufacturing Co., Ltd.
           (Electrical & Electronics)............      572,091
  232,000 NEC Corp. (Electrical &
           Electronics)..........................      868,021

 Shares                                            Value
 ------   -                                     ------------
          Japan (continued)
  315,000 Nikko Cordial Corp.
           (Financial Services)................ $  1,061,768
   68,000 Nikon Corp. (Semiconductors) (b).....      511,132
    5,900 Nintendo Co., Ltd. (Toys)............      551,369
      107 Nippon Telegraph & Telephone Corp.
           (Telecommunication Services)........      388,615
  310,000 Nissan Motor Co., Ltd.
           (Automobiles).......................    2,418,976
   15,800 Nitto Denko Corp. (Chemical).........      450,021
  128,000 Nomura Securities Co., Ltd.
           (Diversified Financial Services)....    1,438,881
      720 NTT DoCoMo, Inc.
           (Telecommunications Services).......    1,328,727
    7,500 ORIX Corp. (Diversified Financial
           Services)...........................      483,484
   17,700 Rohm Co. (Semiconductors)............    2,253,703
   52,000 Sankyo Pharmaceutical
           (Pharmaceuticals)...................      652,465
  130,000 Sekisui House (Manufacturing/
           Housing)............................      920,199
    2,500 Shimamura Co., Ltd. (Retail
           Apparel)............................      159,265
   11,600 Shin-Etsu Chemical Co., Ltd.
           (Chemicals).........................      380,248
   82,000 Shionogi & Co., Ltd.
           (Pharmaceuticals)...................    1,159,484
   45,400 Sony Corp. (Electrical & Electronics)    1,897,564
   57,000 Sumitomo Forestry Co., LTD
           (Forestry)..........................      315,092
   59,000 Sumitomo Realty & Development
           Co., Ltd. (Real Estate).............      240,137
  137,000 Suzuki Motor Corp. (Automobiles).....    1,489,256
   20,000 Taiyo Yuden Co., Ltd. (Electrical &
           Electronics)........................      212,017
   23,300 TDK Corp. (Electrical & Electronics)       938,519
    1,400 THK Co., Ltd. (Machinery)............       15,419
   59,000 Tokyo Electron, Ltd.
           (Semiconductors)....................    2,669,840
  159,000 Tokyu Corp. (Transportation).........      560,057
  227,000 Toray Industries (Chemicals).........      482,043
    5,200 Ushio, Inc. (Manufacturing)..........       56,965
   14,000 Yamanouchi Pharmaceutical Co., Ltd.
           (Pharmaceuticals)...................      405,831
   33,000 Yamato Transport Co., Ltd.
           (Transport - Services)..............      431,027
                                                ------------
                                                  41,658,290
                                                ------------
          Korea -- 0.74%
   23,740 Samsung Electronics - GDR
           (Electronics).......................    3,163,355
    1,800 Samsung Electronics - GDR
           (Electronics) *.....................      239,850
                                                ------------
                                                   3,403,205
                                                ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Shares                                              Value
 ------   -                                       ------------
          Common/Preferred Stocks (continued)
          Capital Guardian Trust Co. (continued)
          Luxembourg -- 0.09%
   60,000 SES Global - FDR
           (Telecommunications Services)......... $    402,970
                                                  ------------
          Mexico -- 0.70%
   62,000 America Movil SA de CV, Series L -
           ADR (Telecommunications
           Services).............................      890,320
   72,300 Telefonos de Mexico SA de CV -
           ADR (Telecommunications
           Services).............................    2,312,154
                                                  ------------
                                                     3,202,474
                                                  ------------
          Netherlands -- 5.48%
  157,726 ABN Amro Holding NV (Diversified
           Financial Services)...................    2,578,765
  314,557 Aegon NV (Insurance)...................    4,046,979
   59,300 ASM Lithography Holding NV
           (Semiconductors) (b)..................      495,346
   28,200 Hagemeyer NV (Manufacturing -
            Diversified).........................      204,192
   75,087 Heineken Holding NV (Brewery)..........    2,931,222
   40,000 Heineken Holding NV, Class A
           (Brewery).............................    1,160,636
   84,484 ING Groep NV (Diversified Financial
           Services).............................    1,430,932
   41,800 Koninklijke (Royal) Philips
           Electronics NV (Household
           Durables).............................      732,544
    7,200 Koninklijke (Royal) Philips Electronics
           NV - New York Shares - ADR
           (Household Durables)..................      127,296
   16,500 Koninklijke Numico NV - CVA
           (Food & Beverage).....................      207,781
  353,000 KPNQwest NV (Telecommunications
           Services) (b).........................    2,296,717
  131,400 Royal Dutch Petroleum Co. (Oil & Gas)      5,784,535
   11,500 Royal Dutch Petroleum Co., New
           York Shares - ADR (Oil & Gas).........      506,230
   72,700 STMicroelectronics NV
           (Semiconductors)......................    1,425,123
   10,100 Unilever NV (Consumer Goods)...........      620,568
   25,612 VNU NV (Printing & Publishing).........      667,899
                                                  ------------
                                                    25,216,765
                                                  ------------
          New Zealand -- 0.08%
  153,878 Telecom Corp. of New Zealand Ltd.
           (Telecommunications Services).........      364,636
                                                  ------------
          Norway -- 0.46%
    5,200 Norsk Hydro ASA (Oil & Gas)............      233,061
   10,200 Norsk Hydro ASA - ADR (Oil & Gas)            452,982
  169,600 Statoil ASA (Oil & Gas)................    1,432,143
                                                  ------------
                                                     2,118,186
                                                  ------------

  Shares                                          Value
  ------   -                                   ------------
           Russia -- 0.13%
     9,400 Lukoil - ADR (Oil & Gas)........... $    577,544
                                               ------------
           Singapore -- 0.92%
   202,000 DBS Group Holdings Ltd. - ADR
            (Diversified Financial Services)..    1,281,044
    33,000 Development Bank of Singapore Ltd.
            (Banking).........................      209,282
     2,427 Haw Par Corp. Ltd. (Health Care
            Products).........................        4,561
    81,000 Singapore Airlines Ltd. (Airlines).      476,333
   334,000 Singapore Technologies Engineering
            Ltd. (Engineering)................      317,728
 2,128,160 Singapore Telecommunications Ltd.
            (Telecommunications Services).....    1,521,429
    59,360 United Overseas Bank Ltd.
            (Banking).........................      403,833
                                               ------------
                                                  4,214,210
                                               ------------
           South Korea -- 0.35%
     3,180 Samsung Electronics (Electrical &
            Electronics)......................      841,887
     6,200 Samsung Electronics Preferred NV
            (Electronics).....................      784,115
                                               ------------
                                                  1,626,002
                                               ------------
           Spain -- 1.15%
    27,900 Altadis SA (Tobacco)...............      634,167
   237,500 Banco Bilbao Vizcaya Argentaria SA
            (Banking).........................    2,273,000
    81,500 Industria de Diseno Textil SA
            (Apparel).........................    1,925,193
    50,809 Telefonica SA (Telecommunications
            Services) (b).....................      454,811
                                               ------------
                                                  5,287,171
                                               ------------
           Sweden -- 0.67%
   105,300 Assa Abloy AB, Class B (Metal
            Products).........................    1,202,456
   447,857 Ericsson (LM), Class B
            (Telecommunications Equipment) (b)      313,535
    98,100 ForeningsSparbanken AB
            (Banking).........................    1,159,641
    29,300 Svenska Handelsbanken AB, Class A
            (Banking).........................      390,070
                                               ------------
                                                  3,065,702
                                               ------------
           Switzerland -- 4.88%
    76,997 Credit Suisse Group (Diversified
            Financial Services) (b)...........    1,670,579
     8,940 Holcim Ltd. (Building Products)....    1,622,868
     2,480 Holcim Ltd., Class B (Building
            Products).........................       85,554
    14,610 Nestle SA (Food)...................    3,095,921
   102,727 Novartis AG (Pharmaceuticals)......    3,748,157

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Shares                                           Value
 ------   -                                    ------------
          Common/Preferred Stocks (continued)
          Capital Guardian Trust Co. (continued)
          Switzerland (continued)
  137,733 Richemont AG INH A Units
           (Retail -- Specialty).............. $  2,569,980
   14,700 Roche Holding AG
           (Pharmaceuticals)..................    1,024,333
   19,800 STMicroelectronics NV -- New York
           Shares - ADR (Semiconductors)......      386,298
   57,288 Swiss Re (Diversified Financial
           Services)..........................    3,757,881
   10,049 Swisscom AG (Telecommunications
           Services)..........................    2,910,700
      794 Synthes-Stratec, Inc. (Medical
           Products)..........................      486,955
   22,700 UBS AG-Registered (Banking) (b).....    1,103,233
                                               ------------
                                                 22,462,459
                                               ------------
          Taiwan -- 0.24%
   35,880 Hon Hai Precision Industry Co.,
           Ltd. -- GDR (Electrical &
           Electronics).......................      247,662
  123,169 Taiwan Semiconductor Manufacturing
           Co., Ltd. - ADR
           (Semiconductors) (b)...............      868,341
                                               ------------
                                                  1,116,003
                                               ------------
          United Kingdom -- 9.58%
  188,700 ARM Holdings PLC (Semiconductor
           Equipment) (b).....................      145,818
  214,400 AstraZeneca PLC
           (Pharmaceuticals)..................    7,529,456
   18,251 AstraZeneca PLC
           (Pharmaceuticals)..................      652,287
  140,200 Barclays PLC (Banking)..............      868,976
  333,200 BG Group PLC (Oil & Gas)............    1,437,602
  251,588 BHP Billiton PLC (Mining) (b).......    1,308,252
   60,400 BOC Group PLC (Chemicals)...........      863,473
  117,600 Brambles Industries PLC (Diversified
           Operations)........................      287,773
  642,935 British Aerospace PLC (Aerospace/
           Defense)...........................    1,283,476
  183,500 Centrica PLC
           (Gas -- Distribution)..............      505,162
   96,000 Compass Group PLC (Food
           Services)..........................      510,016
   18,100 GlaxoSmithKline PLC
           (Pharmaceuticals)..................      347,339
  121,600 HBOS PLC (Diversified Financial
           Services)..........................    1,282,253
  148,190 Marks & Spencer Group PLC
           (Retail)...........................      751,499
  579,000 MMO2 PLC (Telecommunications
           Services) (b)......................      412,468

  Shares
    or
 Principal
  Amount                                           Value
  ------    -                                  ------------
            United Kingdom  (continued)
    196,800 National Grid Group PLC
             (Electrical Utilities)........... $  1,446,321
    201,700 Pearson PLC (Printing &
             Publishing)......................    1,865,498
    212,600 Prudential Corp. PLC
             (Insurance)......................    1,502,542
    357,800 Reuters Group PLC
             (Multimedia).....................    1,022,439
    158,500 Royal Bank of Scotland Group PLC
             (Banking)........................    3,796,917
     38,500 Shire Pharmaceuticals Group PLC
             (Pharmaceuticals) (b)............      246,375
    202,400 Smiths Group PLC
             (Manufacturing -- Diversified)...    2,266,243
    131,800 Standard Chartered PLC
             (Banking)........................    1,498,025
    142,200 Unilever PLC (Consumer Goods).....    1,352,963
  5,717,816 Vodafone (Telecommunications
             Services)........................   10,424,790
     43,000 Xstrata PLC (Minerals) (b)........      449,275
                                               ------------
                                                222,027,068
                                               ------------
                                                 44,057,238
                                               ------------
            Total -- Capital Guardian Trust
             Company
             (cost $268,622,112)..............  222,027,068
                                               ------------
            Total Common/Preferred Stocks
             (cost $523,607,028)..............  438,146,535
                                               ------------
            Money Market Mutual Funds -- 1.58%
            Artisan Partners LP -- 1.58%
            United States -- 1.58%
$ 7,280,115 Deutsche Bank Institutional Liquid
             Assets Fund......................    7,280,115
                                               ------------
            Total Money Market Mutual
             Funds (cost $7,280,115)..........    7,280,115
                                               ------------
            Short-Term Investments --
             3.42%
            Cash & Equivalents -- 3.42%
            Capital Guardian Trust Co. -- 3.42%
 15,708,048 Deutsche Bank Cash Sweep..........   15,708,048
                                               ------------
            Total Short-Term Investments
             (cost $15,708,048)...............   15,708,048
                                               ------------
            Total Investments
             (cost $546,595,191) (a) --
             100.25%..........................  461,134,698
            Liabilities in excess of other
             assets -- (0.54)%................   (1,138,837)
                                               ------------
            Net Assets -- 100.00%............. $459,995,861

                                               ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

             Unrealized appreciation................. $ 14,537,294
             Unrealized depreciation.................  (99,997,787)
                                                      ------------
             Net unrealized depreciation............. $(85,460,493)
                                                      ============

(b) Represents non-income producing securities.

   ADR -- American Depository Receipt
   GDR -- Global Depository Receipt
   PLC -- Public Liability Company

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

    Contract                                               Value on
     Amount                                   Settlement  Origination    Value on    Unrealized
(Local Currency) Forward Exchange Contracts      Date        Date       12/31/2002   Gain/(Loss)
---------------- --------------------------   ---------- -----------    ----------   -----------
                 Currency Purchased
      198,651    British Pound...............   1/2/03   $    318,661  $    319,808   $   1,147
        7,925    British Pound...............   1/3/03         12,703        12,758          55
      136,875    Canadian Dollar.............   1/2/03         87,282        86,641        (641)
      170,114    Canadian Dollar.............   1/3/03        107,995       107,668        (327)
      303,975    Euro........................   1/2/03        317,223       318,991       1,768
      442,940    Euro........................   1/3/03        464,321       464,762         441
    1,143,209    Euro........................  2/21/03      1,151,843     1,197,100      45,257
    1,011,994    Euro........................  2/24/03      1,011,144     1,059,578      48,434
    1,925,432    Euro........................  2/26/03      1,915,158     2,015,810     100,652
    1,142,941    Euro........................   3/4/03      1,131,569     1,196,316      64,747
    1,376,242    Euro........................  3/12/03      1,328,040     1,440,032     111,992
    4,390,254    Euro........................  3/31/03      4,254,465     4,590,102     335,637
      852,762    Euro........................  4/22/03        822,941       890,842      67,901
      927,695    Euro........................   6/9/03        921,312       967,399      46,087
      190,688    Hong Kong Dollar............   1/2/03         24,451        24,452           1
      301,628    Hong Kong Dollar............   1/3/03         38,675        68,678           3
      193,636    Mexican Peso................   1/2/03         18,583        18,505         (78)
      219,942    Norwegian Krone.............   1/3/03         31,474        31,747         273
      311,807    Norwegian Krone.............   1/6/03         44,808        44,992         184
       28,326    Polish Zloty................   1/2/03          7,396         7,387          (9)
      249,518    Singapore Dollar............   1/3/03        143,880       143,867         (13)
       52,578    Swedish Krone...............   1/3/03          5,931         6,034         103
       62,675    Swedish Krone...............   1/7/03          7,115         7,192          77
        8,787    Swiss Franc.................   1/3/03          6,263         6,355          92
      205,023    Swiss Franc.................   1/6/03        147,890       148,306         416
   19,971,143    Yen.........................   1/8/03        168,376       168,352         (24)
  124,199,000    Yen.........................  3/12/03      1,021,359     1,049,462      28,103
                                                         ------------  ------------   ---------
                     Total Currency Purchased            $ 15,510,858  $ 16,363,136   $ 852,278

                                                         ============  ============   =========

    Contract                                               Value on
     Amount                                   Settlement  Origination    Value on    Unrealized
(Local Currency) Forward Exchange Contracts      Date        Date       12/31/2002   Gain/(Loss)
---------------- --------------------------   ---------- -----------    ----------   -----------
                 Currency Sold
        4,167    British Pound...............   1/3/03   $     (6,683) $     (6,707)  $     (24)
    1,819,418    Canadian Dollar.............  2/21/03     (1,151,843)   (1,149,563)      2,280
        5,743    Euro........................   1/2/03         (5,948)       (6,027)        (79)
       49,973    Euro........................   1/3/03        (50,218)      (50,342)       (124)
        2,883    Euro........................   1/7/03         (3,022)       (3,024)         (2)
    1,062,347    Euro........................  3/12/03     (1,051,456)   (1,111,587)    (60,131)
   11,658,570    Mexican Peso................   3/4/03     (1,131,569)   (1,101,736)     29,833
   12,436,754    Yen.........................   1/6/03       (103,428)     (104,815)     (1,387)
   31,743,728    Yen.........................   1/7/03       (264,617)     (267,566)     (2,949)
    2,525,715    Yen.........................   1/8/03        (21,331)      (21,288)         43
  123,473,430    Yen.........................  2/24/03     (1,011,144)   (1,042,710)    (31,566)
  234,055,458    Yen.........................  2/26/03     (1,915,158)   (1,976,697)    (61,539)
  160,896,496    Yen.........................  3/12/03     (1,328,040)   (1,359,550)    (31,510)
  517,830,515    Yen.........................  3/31/03     (4,254,465)   (4,378,795)   (124,330)
  102,365,520    Yen.........................  4/22/03       (822,941)     (866,320)    (43,379)
  114,245,600    Yen.........................   6/9/03       (921,312)     (968,588)    (47,276)
                                                         ------------  ------------   ---------
                     Total Currency Sold.....            $(14,043,175) $(14,415,315)  $(372,140)

                                                         ============  ============   =========
                     Net Unrealized Gain.....                                         $ 480,138

                                                                                      =========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

Principal                                                                                 Maturity
 Amount                                                                            Rate %   Date      Value
 ------    -                                                                       ------ -------- ------------
           Asset Backed Securities -- 14.28%
$  810,000 Centex Home Equity, Series 2001-B, Class A3............................  5.770 11/25/27 $    829,307
 1,535,000 Citibank Credit Card Master Trust, Series 1999-5, Class A..............  6.100  5/15/08    1,691,372
 1,786,923 Conseco Finance Mortgage, Series 2000-B, Class AF6.....................  7.800  5/15/20    1,907,659
 1,115,000 Contimortgage Home Equity Loan Trust, Series 1998-1, Class A7..........  6.870 12/15/22    1,192,529
   978,859 Copelco Capital Funding Corp., Series 1999-B, Class A4.................  6.900 12/18/04    1,011,241
 1,402,000 Daimler Chrysler Auto Trust, Series 2002-B, Class A4...................  3.530  12/6/07    1,442,013
 1,100,000 Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6.....  6.620   3/1/16    1,254,634
 1,265,000 Felco Funding II LLC, Series 2000-1, Class A4*.........................  7.720 12/15/05    1,305,027
   749,923 GMAC Mortgage Corp., Series 2001-HE2, Class IIA4.......................  6.370  3/25/23      780,521
   862,000 Green Tree Home Improvement Loan Trust, Series 1998-E, Class HIB1......  7.790  2/15/15      871,014
   721,000 Green Tree Home Improvement Loan Trust, Series 1999-E, Class B1........ 10.340  3/15/15      742,329
   143,416 Heller Equipment Asset Receivable Trust, Series 1999-2, Class A4.......  6.790  3/14/07      142,051
   550,000 MBNA Master Credit Card Trust, Series 1999-B, Class A..................  5.900  8/15/11      601,931
 1,280,000 MMCA Automobile Trust, Series 2002-2, Class A4.........................  4.300  3/15/10    1,336,179
   530,000 MMCA Automobile Trust, Series 2002-3, Class A4.........................  3.570  8/17/09      543,225
   780,000 MMCA Automobile Trust, Series 2002-4, Class A4.........................  3.050 11/16/09      793,057
   550,000 PSE&G Transition Funding LLC, Series 2001-1, Class A8..................  6.890 12/15/17      642,034
   810,000 Ryder Vehicle Lease Trust, Series 1999-A, Class A5.....................  7.130 10/16/06      866,827
 1,330,000 WFS Financial Owner Trust, Series 2002-2, Class A4.....................  4.500  2/20/10    1,390,423
                                                                                                   ------------
           Total Asset Backed Securities (Cost $18,545,730).......................                   19,343,373
                                                                                                   ------------
           Collateralized Mortgage Obligations -- 8.77%
   138,926 Bank of America Mortgage Securities, Series 2000-7, Class A4...........  7.125 12/25/30      139,903
   274,786 Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2....  6.900 11/19/28      301,148
   253,913 Citicorp Mortgage Securities, Inc., Series 1999-1, Class A5............  6.500  3/25/29      255,452
 1,109,214 Citicorp Mortgage Securities, Inc., Series 1999-7, Class A3............  7.000  5/25/11    1,122,889
   870,000 Conseco, Series 1999-6, Class B1.......................................  9.200   6/1/30      215,429
   229,917 Green Tree Financial Corp., Series 1996-2, Class A4....................  7.200  4/15/27      239,828
   405,000 Green Tree Financial Corp., Series 1997-6, Class B1....................  7.170  1/15/29      118,037
   780,000 Green Tree Financial Corp., Series 1998-4, Class B1....................  7.260   2/1/30      213,752
   420,000 Green Tree Financial Corp., Series 1999-2, Class A3....................  6.080  12/1/30      410,615
 1,931,235 GSR Mortgage Loan Trust, Series 2002-6F, Class 1A9.....................  6.000  7/25/32    1,959,895
 2,205,000 JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A3..  7.088  9/15/29    2,501,881
 1,400,000 Oakwood Mortgage Investors, Inc., Series 2000-A, Class M2..............  8.250  4/15/30    1,050,000
 1,160,000 Vanderbilt Mortgage Finance, Series 2001-C, Class A2...................  4.235   8/7/14    1,183,371
    61,327 Wells Fargo Mortgage Backed Securities Trust, Series 2001-1, Class A1..  7.000  2/25/31       61,700
 1,005,000 Wells Fargo Mortgage Backed Securities Trust, Series 2001-15, Class 1A2  6.500  7/25/31    1,030,427
 1,057,700 Wells Fargo Mortgage Backed Securities, Series 2002-9, Class A1........  6.250  6/25/32    1,082,281
                                                                                                   ------------
           Total Collateralized Mortgage Obligations (Cost $13,320,014)...........                   11,886,608
                                                                                                   ------------
           Corporate Bonds -- 28.56%
 1,630,000 Agfirst Farm Credit Bank...............................................  8.393 12/15/16    1,868,387
   767,561 America West Airlines, Series 1999-1...................................  7.930   1/2/19      818,719
 1,625,000 American General Corp., Series B*......................................  8.125  3/15/46    2,051,563
 1,125,000 Arcel Finance..........................................................  5.984   2/1/09    1,143,416
 1,135,000 Archstone Community Trust..............................................  7.200  4/15/03    1,152,025
   210,000 AT&T Broadband Corp....................................................  8.375  3/15/13      238,543
 1,495,000 Autopista Del Maipo* (MBIA)............................................  7.373  6/15/22    1,627,547
   523,825 BAE Systems 2001 Asset Trust*..........................................  6.664  9/15/13      564,525
   445,000 BFC Finance Corp., Series 1996-A.......................................  7.375  12/1/17      478,927
   575,000 Comcast Cable Communications...........................................  6.875  6/15/09      611,739
   270,000 Cox Communications Inc.................................................  6.400   8/1/08      282,806

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                            Maturity
 Amount                                                                                       Rate %   Date      Value
 ------    -                                                                                  ------ -------- ------------
           Corporate Bonds (continued)
$  720,000 Dobie Center Properties Ltd.*..................................................... 6.410    5/1/08 $    792,336
   770,000 Dobie Center Properties Ltd.*..................................................... 6.460    5/1/09      846,091
   569,000 Eastern Energy Ltd.*.............................................................. 6.750   12/1/06      620,210
 1,335,000 Energy East Corp.................................................................. 7.750  11/15/03    1,379,941
 1,240,000 Firstenergy Corp.................................................................. 6.450  11/15/11    1,233,605
   215,000 France Telecom.................................................................... 9.250    3/1/11      248,594
 1,285,000 General Electric Capital Corp..................................................... 5.450   1/15/13    1,334,776
 1,410,000 General Motors Acceptance Corp.................................................... 5.250   5/16/05    1,415,288
 1,310,000 General Motors Acceptance Corp.................................................... 6.875   9/15/11    1,306,411
 1,290,000 Health Care Services Corp.*....................................................... 7.750   6/15/11    1,408,301
 1,465,000 Hertz Corp........................................................................ 7.625    6/1/12    1,398,392
 1,020,000 Household Finance Corporation..................................................... 6.400   6/17/08    1,087,665
   985,000 HSBC Holding...................................................................... 5.250  12/12/12    1,009,625
 1,320,000 Northwest Airlines Inc............................................................ 6.264  11/20/21    1,369,592
   345,000 Ohio National Life Insurance*..................................................... 8.500   5/15/26      376,913
 1,240,000 Pacificorp........................................................................ 6.900  11/15/11    1,415,150
 1,685,000 Pemex Finance Ltd. *.............................................................. 6.550   2/15/08    1,804,332
   890,000 Pemex Finance Ltd. *.............................................................. 7.330   5/15/12    1,007,382
   540,000 Pemex Project Funding Master Trust *.............................................. 8.500   2/15/08      602,100
 1,085,000 PP&L Capital Funding, Inc., MTN................................................... 6.790  11/22/04    1,167,731
 1,220,000 Progress Energy Inc............................................................... 6.850   4/15/12    1,335,860
   280,000 Puget Sound Energy, MTN........................................................... 6.740   6/15/18      307,891
 1,225,000 Sempra Energy..................................................................... 6.950   12/1/05    1,309,851
   130,000 United Mexican States, MTN........................................................ 8.500    2/1/06      147,225
   990,000 Verizon Global Fdg Corp........................................................... 7.250   12/1/10    1,125,167
 1,665,000 Weyerhaeuser Co. *................................................................ 7.375   3/15/32    1,805,739
                                                                                                              ------------
           Total Corporate Bonds (Cost $36,160,438)..........................................                   38,694,365
                                                                                                              ------------
           Taxable Municipal Bond -- 4.88%
   340,000 Allegheny County PA, Residential Finance Authority, Revenue, Zero Coupon (FHA).... 0.000    8/1/28       51,000
   165,000 Atlanta GA, Urban Residential Finance Authority, Revenue, Zero Coupon............. 0.000   10/1/16       56,100
   100,000 City of Long Beach Marina Pacifica CA, Revenue, Industrial Improvements........... 9.500    1/1/23      117,000
   235,000 Clearfield City Utah Multi-Family, Revenue, Local Housing......................... 6.650   11/1/07      268,781
    55,000 Dade County FL, Aviation Revenue, Series C (AMBAC)................................ 8.650   10/1/03       57,841
   970,000 Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)................ 6.880    1/1/28    1,037,900
   515,000 New York City Mortgage Loan Trust, Series 1996, A3*............................... 6.750   9/25/19      567,203
 1,710,000 Norristown PA, Series 1998........................................................ 7.000  10/15/18    1,928,025
 1,435,000 Pico Rivera CA, Water Authority................................................... 6.450    5/1/09    1,623,344
   810,000 San Diego CA, Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements 6.850    2/1/06      905,175
                                                                                                              ------------
           Total Taxable Municipal Bond (Cost $5,942,508)....................................                    6,612,369
                                                                                                              ------------
           U.S. Government Agency Mortgages -- 24.63%
   750,000 Fannie Mae........................................................................ 7.500   2/15/33      809,297
   675,000 Fannie Mae TBA.................................................................... 5.000   1/21/18      691,242
 1,541,555 Fannie Mae, Pool #380433.......................................................... 6.490    8/1/08    1,728,469
   545,516 Fannie Mae, Pool #564235.......................................................... 9.000   11/1/30      589,675
 1,322,871 Fannie Mae, Pool #636884.......................................................... 6.500    4/1/32    1,377,995
   138,302 Fannie Mae, Series 1994-92, Class DE.............................................. 7.500   7/25/07      138,404
 1,169,810 Fannie Mae, Series 1998-M1, Class A2.............................................. 6.250   1/25/08    1,266,715
 2,208,417 Fannie Mae, Series 2001-48, Class PA.............................................. 6.000   9/25/13    2,262,486
   810,000 Fannie Mae, Series 2001-51, Class QU.............................................. 6.000   5/25/13      838,185
 1,055,000 Fannie Mae, Series 2001-69, Class OC.............................................. 5.500   7/25/11    1,099,176

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                       Maturity
 Amount                                                                  Rate %   Date      Value
 ------    -                                                             ------ -------- ------------
           U.S. Government Agency Mortgages (continued)
$1,055,000 Fannie Mae, Series 2002-3, Class ON.......................... 5.750   6/25/12 $  1,094,876
   760,000 Fannie Mae, Series 2002-60, Class A2......................... 4.750   2/25/44      772,114
   550,853 Fannie Mae, Series 2002-T12, Class A3........................ 7.500   5/25/42      597,157
   355,000 Fannie Mae, Series 2002-W10, Class A2........................ 4.700   8/25/42      365,249
   555,400 Fannie Mae, Series 2002-W4, Class A5......................... 7.500   5/25/42      602,088
   592,930 Fannie Mae, Series 2002-W6, Class 2A......................... 7.500   6/25/42      642,773
   355,000 Fannie Mae, Series 2002-W9, Class A2......................... 4.700   8/25/42      364,738
 1,340,000 Fannie Mae, Series 2496, Class PJ............................ 5.000   7/15/12    1,400,595
   768,629 Freddie Mac, Gold Pool #C31226............................... 6.500    9/1/29      801,081
   163,910 Freddie Mac, Gold Pool #E64408............................... 7.500   12/1/10      172,417
   115,000 Freddie Mac, Series 1496, Class KB........................... 6.500   5/15/08      120,109
 1,995,000 Freddie Mac, Series 2044, Class PC........................... 6.000  12/15/23    2,021,202
   783,340 Freddie Mac, Series 2111, Class DA........................... 5.835   3/15/25      791,781
 1,180,000 Freddie Mac, Series 2198, Class PR........................... 7.000  12/15/28    1,223,684
   650,000 Freddie Mac, Series 2208, Class PE........................... 7.000  12/15/28      666,711
   637,988 Freddie Mac, Series 2333, Class HA........................... 6.000   5/15/31      645,179
 1,865,000 Freddie Mac, Series 2368, Class TP........................... 6.000   7/15/12    1,928,208
 2,220,000 Freddie Mac, Series 2378, Class PE........................... 5.500  11/15/16    2,335,220
   770,000 Freddie Mac, Series 2453, Class BD........................... 6.000   5/15/17      819,393
   890,000 Freddie Mac, Series 2483, Class DB........................... 5.500   9/15/12      921,383
   155,000 Freddie Mac, Series 2509, Class TC........................... 5.500  10/15/25      160,043
 1,475,000 Freddie Mac, Series 2512, Class PE........................... 5.500   2/15/22    1,497,681
   571,960 Freddie Mac, Series T-41, Class 3A........................... 7.500   7/25/32      620,748
   465,000 Government National Mortgage Assoc., Series 2001-19, Class PB 6.500   9/20/26      483,152
 1,455,000 Government National Mortgage Assoc., Series 2002-41, Class VK 6.000   7/25/32    1,525,272
                                                                                         ------------
           Total U.S. Government Agency Mortgages (Cost $32,640,009)....                   33,374,498
                                                                                         ------------
           U.S. Treasury Bonds -- 6.25%
 7,386,000 U.S. Treasury Bonds.......................................... 6.000   2/15/26    8,464,186
                                                                                         ------------
           Total U.S. Treasury Bonds (Cost $8,280,079)..................                    8,464,186
                                                                                         ------------
           U.S. Treasury Notes -- 8.57%
 2,505,000 U.S. Treasury Notes.......................................... 2.125  10/31/04    2,532,595
 4,321,000 U.S. Treasury Notes.......................................... 5.875  11/15/04    4,666,849
 3,841,000 U.S. Treasury Notes.......................................... 6.125   8/15/07    4,416,850
                                                                                         ------------
           Total U.S. Treasury Notes (Cost $11,455,534).................                   11,616,294
                                                                                         ------------
           Money Market Mutual Fund -- 2.68%
 3,629,004 SEI Daily Income Trust Treasury Fund.........................                    3,629,004
                                                                                         ------------
           Total Short-Term Investments (Cost $3,629,004)...............                    3,629,004
                                                                                         ------------
           Total Investments (Cost $129,973,316) (a) -- 98.62%..........                  133,620,697
           Other assets in excess of liabilities -- 1.38%...............                    1,865,974
                                                                                         ------------
           Net Assets -- 100.00%........................................                 $135,486,671

                                                                                         ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

    Unrealized appreciation................................... $ 5,460,189
    Unrealized depreciation...................................  (1,812,808)
                                                               -----------
    Net unrealized appreciation............................... $ 3,647,381
                                                               ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)


* Represents a restricted security, purchase under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ACA -- American Capital Access
   AMBAC -- AMBAC Indemnity Corp.
   FGIC -- Financial Guaranty Insurance Co.
   FHA -- Federal Housing Administration
   FNMA -- Federal National Mortgage Association
   MBIA -- Municipal Bond Insurance Association
   MTN -- Medium Term Note

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

Principal                                                                                                Maturity
 Amount                                                                                           Rate %   Date      Value
 ------                                                                                           ------ -------- ------------
           Municipal Bonds -- 98.28%
           Alabama -- 1.22%
$  625,000 Alabama Housing Financial Authority, AMT.............................................. 5.650    6/1/08 $    653,919
    10,000 Bessemer Alabama Medical Clinic....................................................... 7.250    4/1/03       10,000
   380,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 5.750    4/1/19      387,186
    90,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 4.500    4/1/04       90,156
   265,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 5.000    4/1/09      271,164
   330,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 5.500    4/1/14      330,007
   125,000 Birmingham Alabama Medical Clinic, Revenue, ETM....................................... 7.300    7/1/05      134,916
   690,000 Birmingham Alabama Special Care Facilities, Methodist Home For Aging (LOC)............ 5.000    3/1/14      715,239
   465,000 Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden,
            ETM.................................................................................. 6.900    7/1/07      519,689
   200,000 Lauderale County & Florence Alabama, ETM.............................................. 7.000    7/1/07      222,694
                                                                                                                  ------------
                                                                                                                     3,334,970
                                                                                                                  ------------
           Alaska -- 0.52%
   285,000 Alaska State Housing Financial Corp., Series A, Revenue Bond (MBIA)................... 6.000   12/1/15      298,606
 1,000,000 Anchorage Alaska Water Revenue (AMBAC)................................................ 5.625    9/1/13    1,131,790
                                                                                                                  ------------
                                                                                                                     1,430,396
                                                                                                                  ------------
           Arizona -- 3.74%
    35,000 Maricopa County Arizona Hospital Revenue, ETM......................................... 6.750    1/1/04       36,916
    95,000 Maricopa County Arizona Industrial Development Authority (Asset GTY).................. 5.300    5/1/13      100,599
    10,000 Maricopa County Arizona Industrial Development Authority (Asset GTY).................. 4.900    5/1/06       10,537
    40,000 Maricopa County Arizona Industrial Development Authority (Asset GTY).................. 5.000    5/1/07       42,318
 2,000,000 Maricopa County Arizona Industrial Development Authority, Multi-Family Housing
            Revenue, Series A-1 (GNMA)........................................................... 6.000  10/20/31    2,174,439
 2,510,000 Maricopa County Arizona Industrial Development Authority, Multi-Family Housing
            Revenue, Series A-1 (GNMA)........................................................... 6.050  10/20/36    2,765,718
   720,000 Phoenix Health Facilities Authority Hospital, ETM..................................... 6.250    9/1/11      738,958
    95,000 Pinal County Arizona Community College (AMBAC)........................................ 4.750    7/1/09      103,788
   230,000 Pinal County Arizona Community College (AMBAC)........................................ 5.250    7/1/07      257,538
   175,000 Pinal County Arizona Community College (AMBAC)........................................ 4.800    7/1/09      191,627
   245,000 Pinal County Arizona Community College (AMBAC)........................................ 5.250    7/1/08      275,554
 1,500,000 Scottsdale Arizona Industrial Development Authority, Hospital Revenue, Series A
            (AMBAC).............................................................................. 6.000    9/1/12    1,714,710
   400,000 Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center,
            Series A (ACA)....................................................................... 5.125   12/1/06      435,072
 1,000,000 Tucson Arizona Airport Authority Inc. Revenue, (MBIA)................................. 5.700    6/1/13    1,033,540
   340,000 Yuma Arizona Industrial Develoment Multi-Family (GNMA)................................ 5.400  12/20/17      343,125
                                                                                                                  ------------
                                                                                                                    10,224,439
                                                                                                                  ------------
           Arkansas -- 0.30%
    27,853 Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA).......... 7.900    8/1/11       28,947
    55,000 Fayetteville Arkansas Public Facilities Board Refunding............................... 7.250    4/1/11       57,434
    30,000 Jefferson County Arkansas Health Care, ETM............................................ 7.400   12/1/10       36,196
     1,078 Lonoke County Arkansas Residential Housing Refunding, Series B, Facilities Board,
            Single Family Mortgage Revenue....................................................... 7.375    4/1/11        1,114
    70,000 Mississippi County Arkansas Public Facilities Refunding, Series 1..................... 7.200   7/15/10       72,171
   251,000 North Little Rock Arkansas Residential Housing, Capital Appreciation, Sub-Mortgage,
            Zero Coupon.......................................................................... 0.000   12/1/10      145,844
   450,000 Rogers Arkansas Sales & Use Tax Revenue............................................... 5.350   11/1/11      458,155
    19,162 Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B 7.750    9/1/11       19,258
                                                                                                                  ------------
                                                                                                                       819,119
                                                                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                    Maturity
 Amount                                                                                               Rate %   Date
 ------                                                                                               ------ --------
           Municipal Bonds (continued)
           California -- 3.52%
$  305,000 Abag Finance Authority for Non-Profit Companies, American Baptists Homes.................. 5.500   10/1/07
   350,000 California Statewide Communities Development Authority, Health Care, Mountain
            Shadows, Series A (ACA).................................................................. 4.350    7/1/12
   230,000 California Statewide Communities Development Authority, Multi-Family, Cudahy
            Gardens, Series I, Mandatory Put 4/1/16 @ 100, AMT (LOC)................................. 5.600    4/1/29
   190,000 California Statewide Communities Development Authority, Multi-Family, Cudahy
            Gardens, Series I, AMT (LOC)............................................................. 5.100   10/1/12
 1,305,000 California Statewide Communities Development Authority, Multi-Family, Pioneer Park,
            Series T, AMT (GNMA)..................................................................... 6.100  12/20/20
   170,000 California Statewide Communities Development Authority, Multi-Family, Riverside
            Gardens, AMT (LOC)....................................................................... 5.100   10/1/12
    65,000 Colton California Redevelopment Agency, ETM............................................... 7.250    8/1/11
    85,000 Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests
            Apartments, Series C, AMT (FNMA)......................................................... 4.850    5/1/11
    95,000 Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)..................... 6.700    6/1/24
    55,000 Emeryville California Redevelopment Agency, ETM........................................... 7.500    9/1/11
    55,000 Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
            Projects, AMT (FNMA)..................................................................... 5.150    8/1/07
    35,000 Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
            Projects, AMT (FNMA)..................................................................... 5.150    8/1/07
   125,000 Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects
            (GNMA)................................................................................... 6.650   5/20/08
 3,115,000 Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A
            (GNMA)................................................................................... 6.150  10/20/43
   795,000 Los Angeles California Community Redevelopment, Angelus Plaza Project, Series A
            (FNMA)................................................................................... 7.400   6/15/10
    25,000 Los Angeles California Community Redevelopment, Monterey Hills Redevelopment
            Project.................................................................................. 8.650   12/1/22
   655,000 Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects,
            Mandantory 12/1/07 Put @ 100, AMT (FNMA)................................................. 5.850   12/1/27
   295,000 Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A,
            AMT (FNMA)............................................................................... 5.700   12/1/27
    45,000 Rialto California Redevelopment Agency Multi-Family Housing (FNMA)........................ 5.600   11/1/06
   120,000 Riverside County California Housing Authority Breezewood Apartments Project, Series B
            (MBIA)................................................................................... 5.000    6/1/19
    25,000 Sacramento California Municipal Utility District, Series M, ETM........................... 8.750    4/1/03
    35,000 Santa Clara County California Multi-Family Housing (GNMA)................................. 5.750   5/20/05
   110,000 Turlock California Public Financing Authority............................................. 5.250    9/1/15
   740,000 Vista California Multi-Family Housing Revenue, Pepperwood Apartments Project, Series A,
            Mandatory Put 6/1/05 @100 (FNMA)......................................................... 5.700    6/1/25



           Colorado -- 2.80%
    80,000 Arvada Colorado Industrial Development Revenue, AMT (LOC)................................. 5.600   12/1/12
   120,000 Arvada Colorado Industrial Development Revenue, AMT (LOC)................................. 5.800   12/1/17
   310,000 Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC).............. 4.875   12/1/28
    15,000 Aurora Colorado Housing Authority, Single Family Mortgage Revenue......................... 7.300    5/1/10
    15,000 Colorado Housing Financial Authority...................................................... 5.000    5/1/05
    15,000 Colorado Housing Financial Authority...................................................... 4.750   11/1/05
   130,000 Colorado Housing Financial Authority...................................................... 6.500    5/1/16
   210,000 Colorado Housing Financial Authority...................................................... 6.550    5/1/25

                                                                                              Value
                                                                                           ------------
Municipal Bonds (continued)
California -- 3.52%
Abag Finance Authority for Non-Profit Companies, American Baptists Homes.................. $    303,457
California Statewide Communities Development Authority, Health Care, Mountain
 Shadows, Series A (ACA)..................................................................      357,763
California Statewide Communities Development Authority, Multi-Family, Cudahy
 Gardens, Series I, Mandatory Put 4/1/16 @ 100, AMT (LOC).................................      233,790
California Statewide Communities Development Authority, Multi-Family, Cudahy
 Gardens, Series I, AMT (LOC).............................................................      193,845
California Statewide Communities Development Authority, Multi-Family, Pioneer Park,
 Series T, AMT (GNMA).....................................................................    1,389,016
California Statewide Communities Development Authority, Multi-Family, Riverside
 Gardens, AMT (LOC).......................................................................      172,931
Colton California Redevelopment Agency, ETM...............................................       78,504
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests
 Apartments, Series C, AMT (FNMA).........................................................       89,790
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA).....................      100,813
Emeryville California Redevelopment Agency, ETM...........................................       67,079
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
 Projects, AMT (FNMA).....................................................................       58,490
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
 Projects, AMT (FNMA).....................................................................       37,221
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects
 (GNMA)...................................................................................      138,956
Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A
 (GNMA)...................................................................................    3,358,188
Los Angeles California Community Redevelopment, Angelus Plaza Project, Series A
 (FNMA)...................................................................................      866,359
Los Angeles California Community Redevelopment, Monterey Hills Redevelopment
 Project..................................................................................       28,254
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects,
 Mandantory 12/1/07 Put @ 100, AMT (FNMA).................................................      711,088
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A,
 AMT (FNMA)...............................................................................      314,157
Rialto California Redevelopment Agency Multi-Family Housing (FNMA)........................       48,915
Riverside County California Housing Authority Breezewood Apartments Project, Series B
 (MBIA)...................................................................................      119,994
Sacramento California Municipal Utility District, Series M, ETM...........................       25,449
Santa Clara County California Multi-Family Housing (GNMA).................................       37,461
Turlock California Public Financing Authority.............................................      114,116
Vista California Multi-Family Housing Revenue, Pepperwood Apartments Project, Series A,
 Mandatory Put 6/1/05 @100 (FNMA).........................................................      760,720
                                                                                           ------------
                                                                                              9,606,356
                                                                                           ------------
Colorado -- 2.80%
Arvada Colorado Industrial Development Revenue, AMT (LOC).................................       83,414
Arvada Colorado Industrial Development Revenue, AMT (LOC).................................      123,506
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)..............      329,422
Aurora Colorado Housing Authority, Single Family Mortgage Revenue.........................       15,453
Colorado Housing Financial Authority......................................................       15,286
Colorado Housing Financial Authority......................................................       15,754
Colorado Housing Financial Authority......................................................      138,354
Colorado Housing Financial Authority......................................................      223,333

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                    Maturity
 Amount                                                                                               Rate %   Date
 ------                                                                                               ------ --------
           Municipal Bonds (continued)
           Colorado (continued)
$  320,000 Colorado Housing Financial Authority (FHA)................................................ 5.700   10/1/21
   230,000 Colorado Housing Financial Authority, AMT................................................. 5.200   12/1/05
     5,000 Colorado Housing Financial Authority, AMT................................................. 5.750   11/1/04
   790,000 Colorado Housing Financial Authority, AMT................................................. 6.400   11/1/24
   100,000 Denver Colorado City & County Multi-Family Housing (FHA).................................. 4.700    7/1/08
    60,000 Denver Colorado City & County Multi-Family Housing, AMT (FHA)............................. 5.100   11/1/07
   275,000 Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)................. 5.400   9/20/10
 2,650,000 Superior Metropolitan District No. 1, Colorado Water & Sewer, Series C, Mandatory Put,
            12/1/04 @ 100 (LOC)...................................................................... 5.500   12/1/20
 1,220,000 Westminster Colorado Multi-Family, Mandatory Put 9/1/06 @ 100 (AXA)....................... 5.950    9/1/06
   750,000 Westminster Colorado Multi-Family, Mandatory Put 12/1/05 @ 100 (FNMA)..................... 5.350   12/1/25



           Connecticut -- 1.65%
 3,850,000 Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @
            100...................................................................................... 4.750   12/1/28
   325,000 Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC).......................... 4.850    7/1/09
   295,000 Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC).......................... 4.850    7/1/09



           Delaware -- 0.22%
     5,000 Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula
            United, Series A......................................................................... 6.000    5/1/09
   205,000 Delaware State Housing Authority Revenue, Residential Mortgage, Series A.................. 8.750    6/1/17
    15,000 Delaware State Economic Development (MBIA)................................................ 7.000   10/1/03
   100,000 Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A
            (RADIAN)................................................................................. 4.500    5/1/14
   245,000 Sussex County Delaware Single Family Mortgage, ETM........................................ 7.500    3/1/10



           District of Columbia -- 0.68%
   260,000 District of Columbia Housing Finance Agency (Asset GTY)................................... 4.850    6/1/08
   175,000 District of Columbia Housing Finance Agency, Mayfair Mansions Apartments,
            AMT (FHA)................................................................................ 5.000    2/1/08
 1,400,000 District of Columbia Housing Finance Agency, Single Family Mortgage, Series A,
            AMT (FNMA/GNMA).......................................................................... 6.250   12/1/28



           Florida -- 3.98%
    85,000 Brevard County Florida Health Facilities Authority, ETM................................... 7.375  11/15/04
    50,000 Dade City Florida, Governmental Leasing Corp., Certificates of Participation.............. 9.000    4/1/20
   260,000 Dade County Florida Housing Finance Authority, AMT, Mandatory Put 6/1/06 @ 100
            (FNMA)................................................................................... 5.900    6/1/26
 2,060,000 Daytona Beach Florida Water & Sewer, ETM (MBIA)........................................... 6.750  11/15/07
   120,000 Daytona Beach Florida Water & Sewer, ETM (MBIA)........................................... 6.750  11/15/07
    95,000 Escambia County Florida Housing Finance Authority, Multifamily Housing Revenue,
            Waterford Project (LOC).................................................................. 5.750    4/1/14
   330,000 FHA Insured Trust, Series 96-I, Class A3.................................................. 7.000    7/1/22
   310,000 Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of
            Participation (AMBAC).................................................................... 6.250    3/1/15
 3,000,000 Florida State Turnpike Authority, Series A (FGIC)......................................... 5.250    7/1/13
 1,565,000 Hillsborough County Port District Revenue, Second Lien, Zero Coupon (MBIA)................ 0.000    6/1/09
   965,000 Hillsborough County Port District Revenue, Second Lien, Zero Coupon, (MBIA)............... 0.000    6/1/11

                                                                                              Value
                                                                                           ------------
Municipal Bonds (continued)
Colorado (continued)
Colorado Housing Financial Authority (FHA)................................................ $    320,474
Colorado Housing Financial Authority, AMT.................................................      243,041
Colorado Housing Financial Authority, AMT.................................................        5,136
Colorado Housing Financial Authority, AMT.................................................      835,678
Denver Colorado City & County Multi-Family Housing (FHA)..................................      106,611
Denver Colorado City & County Multi-Family Housing, AMT (FHA).............................       63,755
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA).................      286,762
Superior Metropolitan District No. 1, Colorado Water & Sewer, Series C, Mandatory Put,
 12/1/04 @ 100 (LOC)......................................................................    2,785,123
Westminster Colorado Multi-Family, Mandatory Put 9/1/06 @ 100 (AXA).......................    1,248,280
Westminster Colorado Multi-Family, Mandatory Put 12/1/05 @ 100 (FNMA).....................      798,195
                                                                                           ------------
                                                                                              7,637,577
                                                                                           ------------
Connecticut -- 1.65%
Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @
 100......................................................................................    3,880,800
Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC)..........................      325,559
Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC)..........................      294,965
                                                                                           ------------
                                                                                              4,501,324
                                                                                           ------------
Delaware -- 0.22%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula
 United, Series A.........................................................................        4,984
Delaware State Housing Authority Revenue, Residential Mortgage, Series A..................      205,092
Delaware State Economic Development (MBIA)................................................       15,059
Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A
 (RADIAN).................................................................................      101,009
Sussex County Delaware Single Family Mortgage, ETM........................................      287,908
                                                                                           ------------
                                                                                                614,052
                                                                                           ------------
District of Columbia -- 0.68%
District of Columbia Housing Finance Agency (Asset GTY)...................................      263,757
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments,
 AMT (FHA)................................................................................      184,762
District of Columbia Housing Finance Agency, Single Family Mortgage, Series A,
 AMT (FNMA/GNMA)..........................................................................    1,401,134
                                                                                           ------------
                                                                                              1,849,653
                                                                                           ------------
Florida -- 3.98%
Brevard County Florida Health Facilities Authority, ETM...................................       91,139
Dade City Florida, Governmental Leasing Corp., Certificates of Participation..............       51,686
Dade County Florida Housing Finance Authority, AMT, Mandatory Put 6/1/06 @ 100
 (FNMA)...................................................................................      278,294
Daytona Beach Florida Water & Sewer, ETM (MBIA)...........................................    2,472,721
Daytona Beach Florida Water & Sewer, ETM (MBIA)...........................................      123,654
Escambia County Florida Housing Finance Authority, Multifamily Housing Revenue,
 Waterford Project (LOC)..................................................................       95,728
FHA Insured Trust, Series 96-I, Class A3..................................................      336,600
Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of
 Participation (AMBAC)....................................................................      342,370
Florida State Turnpike Authority, Series A (FGIC).........................................    3,255,960
Hillsborough County Port District Revenue, Second Lien, Zero Coupon (MBIA)................    1,266,351
Hillsborough County Port District Revenue, Second Lien, Zero Coupon, (MBIA)...............      700,378

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                                             Maturity
  Amount                                                                                        Rate %   Date      Value
  ------                                                                                        ------ -------- ------------
            Municipal Bonds (continued)
            Florida (continued)
$    35,000 Jacksonville Florida Health Facilities, St. Catherine Laboure Manor, Inc., ETM..... 9.125    1/1/03 $     35,000
     60,000 Jacksonville Florida Health Facilities, St. Vincent's Medical Center, Inc., ETM.... 9.125    1/1/03       60,000
    300,000 Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing,
             Section 8......................................................................... 6.625   1/15/09      319,977
    335,000 Miami-Dade County Florida Housing Finance Authority, Series A-1, AMT (GNMA/
             FNMA)............................................................................. 5.900    6/1/25      351,783
    275,000 Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement
             Center, ETM....................................................................... 8.750   10/1/09      335,860
     30,000 Palm Beach County Florida Health Facilities Revenue, ETM........................... 9.500    8/1/13       39,869
    510,000 Pasco County Florida Revenue, GO, ETM (MBIA)....................................... 6.375    8/1/08      574,306
     65,000 St. Johns County Florida Industrial Development Authority, Series A (MBIA)......... 5.500    3/1/17       70,897
     55,000 Tampa Florida Excise Tax, Revenue Bond, ETM........................................ 6.125   10/1/07       60,639
                                                                                                                ------------
                                                                                                                  10,863,212
                                                                                                                ------------
            Georgia -- 6.47%
    210,000 Athens Georgia Water & Sewer Revenue, ETM.......................................... 6.200    7/1/08      241,536
 11,310,000 Atlanta Georgia Urban Residential Finance Authority, Multifamily Revenue Housing,
             Certificate of Participation, Mandatory Put 10/1/06 @ 100 (LOC)................... 4.000   10/1/25   11,512,336
    130,000 Augusta Georgia Housing Rehabilitation Agency...................................... 7.000    9/1/05      134,172
      5,000 Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA).................. 5.750    1/1/13        5,300
     40,000 Fulton County Georgia Housing Authority, Single Family Revenue, AMT (GNMA)......... 6.200    3/1/13       40,908
    410,000 Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)............ 5.500    4/1/26      427,171
    320,000 Marietta Georgia Housing Authority, Multifamily Revenue, Mandatory Put 7/1/04 @ 100
             (Gables).......................................................................... 4.750    7/1/24      322,922
  3,680,000 Marietta Georgia Housing Authority, Multifamily Revenue, Mandatory Put 7/1/04 @ 100
             (Gables).......................................................................... 4.750    7/1/24    3,726,845
    260,000 Savannah Georgia Economic Development Authority.................................... 6.200   10/1/09      289,406
    200,000 Savannah Georgia Economic Development Authority.................................... 6.500   10/1/13      218,854
    585,000 Savannah Georgia Economic Development Authority (ACA).............................. 6.875  11/15/11      673,054
     65,000 St. Mary's Georgia Housing Authority Multi-Family (FHA)............................ 7.250    9/1/05       65,128
     30,000 St. Mary's Georgia Housing Authority Multi-Family (FHA)............................ 7.250   10/1/05       30,125
                                                                                                                ------------
                                                                                                                  17,687,757
                                                                                                                ------------
            Hawaii -- 0.19%
    470,000 Hawaii State Housing Finance & Development, AMT (FNMA)............................. 5.200    7/1/12      492,231
     30,000 Honolulu Hawaii City & County, Multi-Family Housing, Waipahu Towers Project,
             AMT (GNMA)........................................................................ 6.900   6/20/05       31,964
                                                                                                                ------------
                                                                                                                     524,195
                                                                                                                ------------
            Idaho -- 0.75%
     80,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
             Inc. Project, AMT (LOC)........................................................... 5.050   11/1/04       84,130
     95,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
             Inc. Project, AMT (LOC)........................................................... 5.150   11/1/05       99,516
     95,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
             Inc. Project, AMT (LOC)........................................................... 5.200   11/1/06       99,082
      5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
             Inc. Project, AMT (LOC)........................................................... 5.800   11/1/12        5,141
    110,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
             Inc. Project, AMT (LOC)........................................................... 5.400   11/1/08      113,746
    105,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
             Inc. Project, AMT (LOC)........................................................... 5.300   11/1/07      108,824

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                 Maturity
 Amount                                                                                            Rate %   Date      Value
 ------                                                                                            ------ -------- ------------
           Municipal Bonds (continued)
           Idaho (continued)
$   80,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 4.950   11/1/03 $     82,006
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.700   11/1/11        5,146
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.600   11/1/10        5,152
   110,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.500   11/1/09      113,584
    65,000 Idaho Housing & Financial Assistance, Series Sub-B, AMT................................ 5.650    7/1/09       67,339
    90,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series F-2, AMT.......... 5.100    7/1/12       92,352
    60,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series Sub-C, AMT........ 5.250    7/1/11       61,648
 1,000,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111,
            AMT................................................................................... 5.300    1/1/22      998,800
   110,000 Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT........................ 5.800    7/1/07      115,626
                                                                                                                   ------------
                                                                                                                      2,052,092
                                                                                                                   ------------
           Illinois -- 8.26%
   560,000 Addison Illinois Single Family Mortgage Revenue, ETM................................... 7.500    4/1/11      669,614
   100,000 Alton Illinois Hospital Facilities Revenue & Refunded, Alton Memorial Hospital Project,
            ETM................................................................................... 7.000    7/1/05      107,470
   530,000 Bedford Park Illinois Water Revenue, AMT (ACA)......................................... 6.000  12/15/08      595,614
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.450    6/1/10       42,368
    55,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.500    6/1/11       59,174
    55,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.550    6/1/12       59,001
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.350    6/1/09       42,836
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.250    6/1/08       42,646
    10,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 4.950    6/1/05       10,441
   500,000 Davis Junction Illinois Solid Waste, GO, Series B (LOC)................................ 5.500   4/15/10      536,825
    65,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM.............. 7.000    1/1/07       71,126
     5,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)....... 7.000    1/1/07        5,471
    35,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)....... 7.000    1/1/07       38,299
    75,000 Fairfield Illinois Economic Development................................................ 6.000  12/15/05       77,129
   110,000 Revenue, Wayne County Center Project Grayslake Illinois Multi-Family Revenue,
            Country Squire Apartments (FHA)....................................................... 6.000    6/1/05      116,593
     5,000 Greater Peoria Illinois Airport Authority, AMT (AMBAC)................................. 6.500   12/1/05        5,379
 5,060,000 Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A,
            SUB (GNMA)............................................................................ 4.000  10/20/41    5,294,734
 2,560,000 Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A,
            SUB (GNMA)............................................................................ 4.000  10/20/31    2,677,120
   245,000 Illinois Development Finance Authority Revenue, Catholic Health (AMBAC)................ 5.150   2/15/06      264,272
   930,000 Illinois Development Finance Authority Revenue, Community Rehabilitation Providers,
            Series A.............................................................................. 5.600    7/1/19      871,466
   160,000 Illinois Development Finance Authority Revenue, Community Rehabilitation Providers..... 5.375    7/1/09      155,882
   170,000 Illinois Development Finance Authority Revenue, Debt Restructure East St. Louis........ 6.875  11/15/05      186,333
     5,000 Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)......... 5.200    7/1/08        5,385
   240,000 Illinois Development Finance Authority, Illinois Facilities Project, Series A.......... 7.400    9/1/04      246,098
   495,000 Illinois Educational Facility Authority Revenue........................................ 5.000   10/1/13      505,484
   365,000 Illinois Educational Facility Authority Revenue........................................ 4.600   10/1/08      382,516
   125,000 Illinois Health Facilities Authorities, Loyola University, ETM......................... 6.250    7/1/06      135,369
 1,202,000 Illinois Health Facilities Authority Revenue (FSA)..................................... 7.600   8/15/10    1,211,243
 1,615,000 Illinois Health Facilities Authority Revenue, Community Hospital of Ottawa Project..... 6.750   8/15/14    1,675,142

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                 Maturity
 Amount                                                                                            Rate %   Date      Value
 ------                                                                                            ------ -------- ------------
           Municipal Bonds (continued)
           Illinois (continued)
$  300,000 Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A
            (RADIAN).............................................................................. 4.600   12/1/12 $    306,567
   215,000 Illinois Health Facilities Authority Revenue, Lutheran Social Services................. 6.125   8/15/10      210,421
   120,000 Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center,
            ETM................................................................................... 6.750   12/1/08      137,488
   125,000 Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)................. 5.375  11/15/08      135,844
   160,000 Illinois Industrial Pollution Control Authority Revenue, Commonwealth Edison Co.
            Project............................................................................... 5.875   5/15/07      161,230
 1,640,000 Lake County Illinois Community School District (FSA), Zero Coupon...................... 0.000   12/1/17      806,765
    90,000 Lake County Illinois Township, High School District No. 113, Highland Park, GO......... 8.100   12/1/12      123,007
   180,000 Lake County Illinois, School District No. 109, Series B, GO............................ 6.600  12/15/18      226,944
 2,190,000 Palatine Illinois Tax Increment Revenue (AMBAC)........................................ 5.000    1/1/15    2,270,307
    75,000 Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT
            (FHA)................................................................................. 5.625    1/1/07       80,018
   460,000 Rockford-Concord Commons Housing, Concord Commons Project (FHA)........................ 6.150   11/1/22      482,600
    60,000 Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA).............. 5.550   11/1/06       63,304
   445,000 Silvas Illinois Mortgage Revenue (FHA)................................................. 5.200    8/1/17      458,043
    25,000 Southwestern Illinois Development Authority Hospital Revenue, Wood River Township
            Hospital Project, ETM................................................................. 6.875    8/1/03       25,817
   420,000 Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue,
            AMT................................................................................... 5.900    2/1/14      424,687
   565,000 Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)............... 5.650  12/20/32      585,470
                                                                                                                   ------------
                                                                                                                     22,589,542
                                                                                                                   ------------
           Indiana -- 4.56%
   915,000 Clark County Indiana Hospitals Association (MBIA)...................................... 4.650    3/1/07      966,616
   130,000 Fort Wayne Indiana Hospital Authority, ETM............................................. 6.500    1/1/05      135,853
    50,000 Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)............ 4.750   8/20/08       52,980
    70,000 Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)............ 5.150   8/20/13       72,631
 2,650,000 Indiana Health Care Facilities Financing Authority, Union Hospital (MBIA).............. 5.125    9/1/18    2,702,098
    80,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services.............................................................................. 4.950   2/15/09       83,791
   165,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services.............................................................................. 4.850   2/15/06      173,339
    85,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services.............................................................................. 4.800   2/15/07       88,714
    80,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services.............................................................................. 4.850   2/15/08       83,475
    95,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)... 5.100   8/15/06      102,041
    95,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)... 5.250   2/15/08      103,474
   110,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)... 5.350   8/15/09      119,439
    95,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)... 5.100   2/15/06      101,546
   500,000 Indiana State Financing Authority Toll Road Revenue.................................... 5.000    7/1/14      498,650
   800,000 Indianapolis Indiana Economic Development Revenue, Mandatory Put 12/1/04 @ 100,
            AMT (FNMA)............................................................................ 6.375   12/1/24      845,736
    70,000 Indianapolis Indiana Utilities Revenue, ETM............................................ 7.000    6/1/08       78,993
    65,000 Lawrence Indiana Multi-Family Revenue, AMT (FNMA)...................................... 5.050    1/1/08       68,501
   530,000 Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @ 100, AMT (FNMA).......... 5.150    6/1/24      559,023
 1,000,000 Moorsville Indiana School Building Corporation, First Mortgage (FSA)................... 5.000   7/15/15    1,063,280
 1,000,000 Mt. Vernon Indiana High School, Junior High School Building Corp....................... 5.500    7/1/04    1,020,000
 3,270,000 Northwest Allen Indiana Building Corp., (MBIA)......................................... 5.500    6/1/15    3,518,127

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                 Maturity
 Amount                                                                                            Rate %   Date      Value
 ------                                                                                            ------ -------- ------------
           Municipal Bonds (continued)
           Indiana (continued)
$   10,000 Vigo County Indiana Hospital Authority Revenue, ETM....................................  6.875  4/1/04  $     10,368
                                                                                                                   ------------
                                                                                                                     12,448,675
                                                                                                                   ------------
           Kansas -- 0.44%
    60,000 Kansas State Development Finance Authority Multi-Family, AMT (LOC).....................  5.300 10/1/07        62,728
   255,000 Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100,
            AMT (LOC).............................................................................  5.600 10/1/19       266,934
    10,000 Labette County, Single Family Mortgage Revenue.........................................  7.650 12/1/11        10,010
   400,000 Manhattan Kansas Tax Increment Revenue, AMT (Asset GTY)................................  5.200 12/1/03       401,399
   390,000 McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)......  5.900  3/1/07       447,626
    25,000 Wichita Kansas Single Family Mortgage Revenue..........................................  7.100  9/1/09        25,782
                                                                                                                   ------------
                                                                                                                      1,214,479
                                                                                                                   ------------
           Kentucky -- 0.51%
    90,000 Ashland Kentucky Environmental Improvements, Allied Chemical Corporation Project,
            ETM...................................................................................  5.800  3/1/03        90,642
   530,000 Jefferson County Kentucky Multi-Family Revenue, Taylorsville Road Project, Series A,
            Mandatory Put 6/1/04 @ 100 (AXA)......................................................  5.750  6/1/23       531,034
   190,000 Kentucky State Turnpike Authority Resource Recovery, ETM...............................  6.125  7/1/07       209,012
   145,000 Kentucky State Turnpike Authority Resource Recovery, Recovery Road Revenue, ETM........  6.625  7/1/08       162,499
   345,000 Louisville Kentucky Riverfront Corp., ETM..............................................  5.750  7/1/10       383,612
    15,000 Owensboro Kentucky Electric Lighting & Power Revenue, ETM.............................. 10.500  1/1/04        16,356
                                                                                                                   ------------
                                                                                                                      1,393,155
                                                                                                                   ------------
           Louisiana -- 3.25%
   200,000 East Baton Rouge Parish Louisiana Hospital District No. 3, Woman's Hospital Foundation,
            ETM...................................................................................  7.200 10/1/08       230,098
    75,000 Iberia Home Mortgage Authority Louisiana Single Family.................................  7.375  1/1/11        77,903
   160,000 Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)..........................  6.450  9/1/27       171,256
   395,000 Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)..........................  6.500  9/1/38       422,725
 1,310,000 Louisiana Local Government Environmental Facilities Community Development Authority,
            Series A (AMBAC)......................................................................  5.200  6/1/17     1,418,520
    39,783 Louisiana Public Facility Authority Revenue............................................  8.450 12/1/12        40,478
    30,000 Louisiana Public Facility Authority Revenue, Single Family.............................  7.375 10/1/12        30,176
    80,000 Louisiana Public Facility Authority Revenue (AXA)......................................  5.950 3/15/05        80,018
    80,000 Louisiana Public Facility Authority Revenue (AXA)......................................  5.850 3/15/04        81,185
    70,000 Louisiana Public Facility Authority Revenue (AXA)......................................  5.750 3/15/03        70,540
   190,000 Louisiana Public Facility Authority Revenue, Mandatory Put 6/1/05 @ 100 (FNMA).........  5.800  6/1/25       194,119
 1,205,000 Louisiana Public Facility Authority Revenue, Mandatory Put 6/1/05 @ 100 (FNMA).........  5.800  6/1/25     1,219,870
   150,000 Louisiana Public Facility Authority Revenue, Multi-Family Housing, Carlyle Apartments,
            Mandatory Put 6/15/05 @ 100 (AXA).....................................................  5.950 6/15/19       150,200
   520,000 Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University
            Medical Center, ETM...................................................................  7.875  7/1/09       610,990
 2,000,000 New Orleans Louisiana Home Mortgage Authority, ETM.....................................  6.250 1/15/11     2,363,979
 1,440,000 Tensas Parish Louisiana Law Enforcement District, Certificates of Participation........  7.000  9/1/18     1,717,963
                                                                                                                   ------------
                                                                                                                      8,880,020
                                                                                                                   ------------
           Maine -- 0.12%
   225,000 Maine Finance Authority Revenue, AMT (FSA).............................................  5.200  7/1/18       226,757
   100,000 Maine State Health Facilities Authority Revenue, Webber Hospital Association Project,
            ETM (AMBAC)...........................................................................  6.500  5/1/09       113,307
                                                                                                                   ------------
                                                                                                                        340,064
                                                                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                 Maturity
 Amount                                                                                            Rate %   Date      Value
 ------                                                                                            ------ -------- ------------
           Municipal Bonds (continued)
           Maryland -- 0.69%
$   55,000 Annapolis Maryland Economic Development Revenue........................................ 4.700   10/1/03 $     56,209
    65,000 Annapolis Maryland Economic Development Revenue........................................ 5.000   10/1/08       70,612
     5,000 Annapolis Maryland Economic Development Revenue........................................ 4.800   10/1/04        5,244
    55,000 Annapolis Maryland Economic Development Revenue........................................ 5.000   10/1/06       59,506
    55,000 Annapolis Maryland Economic Development Revenue........................................ 5.000   10/1/07       59,726
   110,000 Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A
            (FHLMC)............................................................................... 4.800    1/1/13      113,384
   400,000 Cecil County Maryland County Commerce Economic Development............................. 6.875   1/15/08      422,835
   115,000 Cecil County Maryland County Commerce Economic Development............................. 6.875   1/15/10      121,078
    20,000 Frederick County Maryland Economic Development (FHA)................................... 5.900    2/1/05       21,514
    10,000 Maryland State Community Development Administration, Department of Housing &
            Community Development, Single Family Program, Series 1................................ 5.700    4/1/17       10,011
   750,000 Maryland State Health & Higher Educational Facility Authority Revenue, Greater
            Baltimore Medical Center.............................................................. 5.000    7/1/25      739,140
    55,000 Montgomery County Maryland, Single Family Mortgage Revenue, Series A................... 5.400    7/1/16       57,888
   150,000 Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue,
            Series A, AMT, SUB (FNMA/GNMA/FHLMC).................................................. 3.500    8/1/32      152,960
                                                                                                                   ------------
                                                                                                                      1,890,107
                                                                                                                   ------------
           Massachusetts -- 2.06%
   465,000 Boston Massachusetts Industrial Development Finance Authority, Northend Community,
            Series A (FHA)........................................................................ 6.450    8/1/37      571,262
   135,000 Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)................ 5.950   10/1/18      146,848
   125,000 Dartmouth Massachusetts Housing Development Corporation Mortgage Revenue (FHA/
            MBIA)................................................................................. 4.850    7/1/09      125,739
    85,000 Massachusetts Education Loan Authority, Issue D, Series A, AMT (MBIA).................. 7.250    1/1/09       86,225
   250,000 Massachusetts State Development (Asset GTY)............................................ 6.000    6/1/24      266,750
   335,000 Massachusetts State Development Finance Agency Revenue, Series A (GNMA)................ 6.700  10/20/21      390,382
    10,000 Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM. 5.750    7/1/06       10,744
   530,000 Massachusetts State Housing Finance Agency (Asset GTY)................................. 4.850    9/1/13      556,415
   355,000 Massachusetts State Housing Finance Agency, Housing Revenue, Single Family, Series 44.. 5.900   12/1/13      364,535
    55,000 Massachusetts State Housing Finance Agency, Series A, AMT (MBIA)....................... 6.125   12/1/11       58,873
    95,000 Massachusetts State Industrial Finance Agency, AMT (GNMA).............................. 5.400   8/20/12      103,393
 1,670,000 Massachusetts State Industrial Finance Agency, AMT (GNMA).............................. 6.450   8/20/39    1,821,502
   545,000 Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College
            Project............................................................................... 5.800   10/1/17      562,026
   545,000 Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT
            (GNMA)................................................................................ 5.300   6/20/19      552,156
                                                                                                                   ------------
                                                                                                                      5,616,850
                                                                                                                   ------------
           Michigan -- 1.81%
    90,000 Battle Creek Michigan Economic Development............................................. 5.125    2/1/09       92,855
   165,000 Detroit Water Supply System, Water Utility Improvements, ETM........................... 8.875    1/1/05      176,484
   210,000 Grand Rapids Charter Township Michigan................................................. 5.200    7/1/14      216,294
   700,000 Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M.
            Cooley Law School (LOC)............................................................... 5.350    5/1/15      724,766
 1,300,000 Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A
            (MBIA)................................................................................ 5.750   5/15/17    1,441,973
    95,000 Michigan State Hospital Financial Authority Revenue, St. Joseph Mercy Hospital Project,
            ETM................................................................................... 7.000    7/1/05      102,246
    35,000 Michigan State Hospital Financial Authority Revenue, William Beaumont Hospital Project,
            ETM................................................................................... 6.200    1/1/03       35,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                 Maturity
 Amount                                                                                            Rate %   Date      Value
 ------                                                                                            ------ -------- ------------
           Municipal Bonds (continued)
           Michigan (continued)
$   35,000 Michigan State Hospital Financial Authority, St. Joseph Mercy Hospital, ETM............ 9.250    7/1/03 $     36,370
    75,000 Michigan State Housing Development Authority, Series A................................. 6.000    6/1/06       78,865
     5,000 Michigan State Housing Development Authority, AMT (AMBAC).............................. 5.050   12/1/07        5,279
     5,000 Michigan State Housing Development Authority, AMT (AMBAC).............................. 5.350   12/1/10        5,295
     5,000 Michigan State Housing Development Authority, AMT (AMBAC).............................. 5.150   12/1/08        5,346
     5,000 Michigan State Housing Development Authority, AMT (AMBAC).............................. 5.250   12/1/09        5,321
 1,675,000 Michigan State Housing Development Authority, Series A, AMT (FNMA)..................... 4.250   12/1/12    1,693,861
   115,000 Michigan State Strategic Fund Ltd., ETM................................................ 7.875   8/15/05      125,987
   165,000 Saginaw Michigan Hospital Finance Authority, ETM....................................... 7.500   11/1/10      197,711
                                                                                                                   ------------
                                                                                                                      4,943,653
                                                                                                                   ------------
           Minnesota -- 0.56%
    65,000 Cambridge Minnesota Mortgage Revenue (GNMA)............................................ 5.400  11/20/05       70,681
    10,000 Dakota County Minnesota Housing & Redevelopment Authority, AMT
            (GNMA/FNMA)........................................................................... 5.750   10/1/04       10,410
   100,000 Monticello Minnesota Pollution Control Revenue......................................... 5.375    2/1/03      100,242
    55,000 Moorhead Minnesota Residential Mortgage Revenue, ETM................................... 7.100    8/1/11       65,327
    30,000 North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue,
            Health Central, Inc., ETM............................................................. 7.125    5/1/09       33,979
   115,000 Rochester Minnesota Hospital Revenue, ETM.............................................. 5.750   10/1/07      125,363
 1,000,000 White Earth Band of Chippewa Indians, Revenue, Series A (ACA).......................... 7.000   12/1/11    1,111,299
                                                                                                                   ------------
                                                                                                                      1,517,301
                                                                                                                   ------------
           Mississippi -- 1.08%
   155,000 Corinth & Alcorn County Mississippi Hospital Revenue................................... 5.125   10/1/10      156,421
   310,000 Corinth & Alcorn County Mississippi Hospital Revenue................................... 5.000   10/1/08      315,549
 1,000,000 Hancock County Mississippi School District (AMBAC)..................................... 5.000  10/15/12    1,045,710
   700,000 Jackson Mississippi Housing Authority, AMT (FSA)....................................... 5.300    4/1/19      705,403
   505,000 Lincoln County Mississippi Hospital Revenue (Asset GTY)................................ 5.500    4/1/18      541,052
    95,000 Mississippi Business Finance Corp., AMT (LOC).......................................... 5.900    9/1/05       97,358
    80,000 Mississippi Business Finance Corp., AMT (LOC).......................................... 5.800    9/1/04       81,978
    15,000 Mississippi Home Corp., Single Family Revenue, AMT (GNMA).............................. 5.000    6/1/04       15,501
                                                                                                                   ------------
                                                                                                                      2,958,972
                                                                                                                   ------------
           Missouri -- 1.75%
   600,000 Boone County Missouri Industrial Development Authority, Otscon, Inc. Project, Mandatory
            Put 5/1/05 @100, AMT (LOC)............................................................ 5.125    5/1/05      623,412
    40,000 Bridgeton Missouri Industrial Development (GNMA)....................................... 5.250  12/20/19       41,246
 1,150,000 Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue,
            Walnut Grove Apartments, Section 8 Assisted, Series A, AMT............................ 6.550  12/15/15    1,174,104
   230,000 Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St.
            Louis Project, Series A (LOC)......................................................... 4.900    9/1/10      240,863
   615,000 Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St.
            Louis Project, Series A (LOC)......................................................... 4.750    9/1/07      649,157
    35,000 Missouri State Housing Development Community Mortgage, Single Family, AMT
            (GNMA)................................................................................ 6.625   12/1/17       35,398
   810,000 Pacific Missouri Industrial Development Revenue, AMT (LOC)............................. 5.950    5/1/07      874,613
   180,000 Pacific Missouri Industrial Development Revenue, AMT (LOC)............................. 6.200    5/1/12      191,794
   180,000 Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC).............. 6.450    5/1/17      189,517
   220,000 Sikeston Missouri Electrical Revenue, ETM.............................................. 6.250    6/1/08      244,039
   360,000 St. Charles County Missouri Health Care................................................ 5.400  11/15/16      367,045
   150,000 St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place
            Apartments, Mandatory Put 4/1/07 @100 (FNMA).......................................... 5.950    7/1/22      162,804
                                                                                                                   ------------
                                                                                                                      4,793,992
                                                                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                              Maturity
 Amount                                                                                         Rate %   Date      Value
 ------                                                                                         ------ -------- ------------
           Municipal Bonds (continued)
           Montana -- 0.05%
$  115,000 Missoula County Hospital, ETM....................................................... 7.125   6/1/07  $    128,592
                                                                                                                ------------
           Nebraska -- 0.86%
 1,000,000 Clay County Nebraska Industrial Development Revenue, AMT (LOC)...................... 4.750  3/15/09     1,039,330
   390,000 Clay County Nebraska, AMT (LOC)..................................................... 5.250  3/15/14       396,419
    50,000 Fillmore County Nebraska Industrial Development Revenue, AMT (LOC).................. 5.200  12/1/13        50,510
    40,000 Fillmore County Nebraska Industrial Development Revenue, AMT (LOC).................. 5.000  12/1/11        40,736
   475,000 Nebraska Investment Financial Authority Multi-Family Housing, Old Cheney Apartments,
            Mandatory Put 12/1/05 @100 (FNMA).................................................. 5.500  12/1/25       494,556
   155,000 Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village
            (FNMA)............................................................................. 4.875   1/1/08       163,703
   170,000 Woolworth Nebraska Housing Development (MBIA)....................................... 5.350   7/1/21       170,240
                                                                                                                ------------
                                                                                                                   2,355,494
                                                                                                                ------------
           Nevada -- 1.08%
    65,000 Nevada Housing Division, AMT........................................................ 6.000  10/1/09        69,414
    70,000 Nevada Housing Division, AMT........................................................ 6.450  10/1/07        72,390
   100,000 Nevada Housing Division, AMT (FNMA)................................................. 5.500  10/1/09       106,109
    90,000 Nevada Housing Division, AMT (FNMA)................................................. 5.900   4/1/06        95,558
   585,000 Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT
            (LOC).............................................................................. 5.200  10/1/18       593,564
   320,000 Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA).................... 6.500  10/1/16       339,798
    75,000 Nevada Housing Division, Single Family Mortgage, Series C-1......................... 5.450   4/1/10        79,249
    85,000 Nevada Housing Division, Single Family Mortgage, Series B-1......................... 4.950   4/1/12        87,543
    65,000 Nevada Housing Division, Single Family Mortgage, Series A, AMT...................... 6.350  10/1/07        68,113
   345,000 Nevada Housing Division, Single Family Mortgage, Series C-1......................... 5.600   4/1/17       357,682
 1,000,000 Nevada State, Series A, GO.......................................................... 5.800  7/15/08     1,069,000
                                                                                                                ------------
                                                                                                                   2,938,420
                                                                                                                ------------
           New Hampshire -- 0.37%
   120,000 New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)... 5.000  10/1/09       127,742
    45,000 New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)... 4.900  10/1/08        48,238
   150,000 New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC)... 5.300  10/1/07       150,548
   205,000 New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC)... 5.200  10/1/06       205,906
    40,000 New Hampshire Higher Education & Health Facilities, Rivier College.................. 4.750   1/1/05        41,988
    10,000 New Hampshire Higher Education & Health Facilities, Rivier College.................. 4.850   1/1/07        10,694
    55,000 New Hampshire Higher Education & Health Facilities, Rivier College.................. 4.900   1/1/08        58,764
   315,000 New Hampshire Higher Education & Health Facilities, Rivier College.................. 5.550   1/1/18       328,677
    40,000 New Hampshire Higher Education & Health Facilities, Rivier College.................. 4.650   1/1/04        41,121
                                                                                                                ------------
                                                                                                                   1,013,678
                                                                                                                ------------
           New Jersey -- 0.60%
   140,000 Camden County New Jersey Municipal.................................................. 0.000   9/1/14        86,572
           Utilities Authority Sewer Revenue, Series A (FGIC), Zero Coupon.....................
   200,000 Essex County New Jersey Utilities Authority (FSA)................................... 4.800   4/1/14       209,958
    50,000 Glouchester County New Jersey Improvement Authority, AMT (County GTY)............... 5.000  11/1/10        53,635
    25,000 New Jersey Building Authority Revenue, ETM.......................................... 9.625   2/1/03        25,146
    80,000 New Jersey Economic Development Authority Revenue (ACA)............................. 4.750   7/1/03        81,054
    80,000 New Jersey Economic Development Authority Revenue (ACA)............................. 4.850   7/1/04        83,154
   250,000 New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical
            Center (AMBAC/FHA)................................................................. 4.800   8/1/21       261,040
   285,000 New Jersey State Educational Facilities Authority................................... 7.250   7/1/25       298,040

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                Maturity
 Amount                                                                                           Rate %   Date      Value
 ------                                                                                           ------ -------- ------------
           Municipal Bonds (continued)
           New Jersey (continued)
$  500,000 New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue,
            Series A (AMBAC)..................................................................... 5.300   5/1/06  $    533,605
                                                                                                                  ------------
                                                                                                                     1,632,204
                                                                                                                  ------------
           New Mexico -- 0.33%
   595,000 Albuquerque New Mexico Collateralized (FGIC), Zero Coupon............................. 0.000  5/15/11       332,093
   370,000 Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)........... 5.800  11/1/25       381,344
   120,000 New Mexico Mortgage Financing Authority (GNMA/FNMA)................................... 5.600   7/1/28       123,078
    50,000 New Mexico Mortgage Financing Authority (GNMA/FNMA)................................... 5.500   7/1/17        51,594
                                                                                                                  ------------
                                                                                                                       888,109
                                                                                                                  ------------
           New York -- 5.11%
   110,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC)............................................................................ 5.400  12/1/18       113,659
   335,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC)............................................................................ 5.500  12/1/28       341,904
   125,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC)............................................................................ 5.200  12/1/13       131,981
   125,000 Capital District Youth Center New York (LOC).......................................... 6.000   2/1/17       133,440
   840,000 East Rochester New York Housing Authority Revenue, Gates Senior Housing Project,
            (GNMA)............................................................................... 6.125  4/20/43       907,519
    70,000 New York City Industrial Development Agency, College of Aeronautics Project........... 5.200   5/1/09        75,043
   110,000 New York City Industrial Development Agency, College of Aeronautics Project........... 5.000   5/1/06       117,328
   990,000 New York New York, Series B (AMBAC)................................................... 7.250  8/15/07     1,184,109
   320,000 New York State Dormitory Authority Revenue, D'Youville College (Asset GTY)............ 4.375   7/1/08       343,043
   745,000 New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center.......... 5.625   7/1/22       801,389
   235,000 New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)...... 5.125   2/1/18       242,464
 3,095,000 New York State Dormitory Authority Revenue, Norwegian Christian Home and Health
            Center (MBIA/FHA).................................................................... 6.100   8/1/41     3,538,358
   330,000 New York State Dormitory Authority Revenue, Norwegian Christian Home and Health
            Center (MBIA/FHA).................................................................... 4.900   8/1/21       339,742
   325,000 New York State Dormitory Authority Revenue, St. Mary's Hospital Amsterdam (MBIA)...... 5.250   5/1/05       353,919
 2,000,000 New York State, Series C, GO (AMBAC).................................................. 5.375  10/1/11     2,166,439
   735,000 New York, New York City Industrial Development Agency, Civic Facility Revenue,
            Bank Street College Project (Radian)................................................. 4.500  12/1/07       801,143
   175,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities -
            Mohawk Valley, Series A (FSA)........................................................ 4.650   2/1/05       186,004
   230,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities -
            Mohawk Valley, Series A (FSA)........................................................ 4.700   2/1/06       248,897
   245,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities -
            Mohawk Valley, Series A (FSA)........................................................ 5.000   1/1/13       262,040
   205,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities -
            Mohawk Valley, Series A (FSA)........................................................ 4.550   2/1/04       212,163
   300,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities -
            Mohawk Valley, Series A (FSA)........................................................ 5.000   1/1/13       320,865
   100,000 Onondaga County New York Industrial Development Agency, Civic Facilities Revenue,
            Lemoyne College, Series A............................................................ 5.500   3/1/14       105,786
    40,000 Onondaga County New York Industrial Development, Lemoyne College...................... 5.000   3/1/07        42,647
   285,000 Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer
            Heights (GNMA)....................................................................... 5.250  11/1/10       285,000
   420,000 Syracuse New York Housing Authority Revenue (FHA)..................................... 5.000   8/1/07       455,309
    90,000 Triborough Bridge & Tunnel Authority.................................................. 7.250   1/1/10       106,232

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                 Maturity
 Amount                                                                                            Rate %   Date      Value
 ------                                                                                            ------ -------- ------------
           Municipal Bonds (continued)
           New York (continued)
$  140,000 Yates County New York Industrial Development Agency, Civic Facilities Revenue, Soldiers
            & Sailors Memorial (FHA).............................................................. 5.500    2/1/19 $    146,216
                                                                                                                   ------------
                                                                                                                     13,962,639
                                                                                                                   ------------
           North Carolina -- 0.28%
   660,000 North Carolina Medical Care, Community Hospital Revenue Bond, ETM...................... 7.625   10/1/08      768,900
                                                                                                                   ------------
           North Dakota -- 1.84%
 1,650,000 Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA).......... 5.550    6/1/16    1,777,892
 1,250,000 Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA).......... 5.600    6/1/13    1,378,800
    95,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT................................................................................... 4.550    1/1/08       98,953
   145,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance,
            Series E, AMT......................................................................... 4.850    7/1/11      149,846
   150,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance,
            Series E, AMT......................................................................... 4.950    1/1/12      154,080
   120,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance,
            Series E, AMT......................................................................... 4.500    7/1/07      124,739
    85,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.550    1/1/08       88,537
   270,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.550    7/1/08      282,255
   110,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.650    1/1/09      114,307
    95,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.500    1/1/07       98,148
   130,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 5.000    1/1/13      132,919
   305,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.950    1/1/12      312,271
   305,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.850    7/1/11      315,192
                                                                                                                   ------------
                                                                                                                      5,027,939
                                                                                                                   ------------
           Ohio -- 2.52%
   108,983 Bridlewood Village Apartments, Certificates of Participation, Class A.................. 5.600    9/1/21      108,983
   745,000 Cuyahoga County Ohio Mortgage Revenue, AMT (GNMA)...................................... 5.200   9/20/09      790,333
   325,000 Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA).................................. 6.250  12/20/36      351,975
   300,000 Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)........... 5.050    1/1/10      304,086
    45,000 Jefferson County Ohio (Asset GTY)...................................................... 6.625   12/1/05       48,769
   575,000 Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset
            GTY).................................................................................. 5.000    6/1/12      622,236
 1,380,000 Lorain County Ohio Hospital Revenue, Humility of Mary Health Care, Prerefunded
            6/15/05 @ 100......................................................................... 5.900  12/15/08    1,427,803
    70,000 Lucas-Palmer Housing Development Corporation of Ohio (FHA/MBIA)........................ 5.900    7/1/07       74,491
   200,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Georgetown Village Ltd.,
            Section 8 Assisted Project (FHA)...................................................... 6.625    7/1/22      202,180
   350,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project
            (FHA)................................................................................. 5.550    8/1/24      350,802
   370,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project
            (FHA/MBIA)............................................................................ 5.100    7/1/09      370,736
    40,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project
            (FHA/MBIA)............................................................................ 5.700    1/1/05       41,610
    15,000 Ohio State Mortgage Revenue (FHA)...................................................... 5.600    8/1/06       16,022
   790,000 Ohio State Water Development Authority Pollution Control Facility Revenue (MBIA)....... 5.000   12/1/13      846,761
   110,000 Ohio State Water Development Pollution Control, ETM.................................... 6.375    6/1/07      120,676
   415,000 Ohio State Water Development Pollution Control, General Motors Corp.................... 5.900   6/15/08      418,254
   105,000 Portage County Ohio Hospital Revenue, ETM.............................................. 6.700   12/1/07      117,847

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                              Maturity
 Amount                                                                                         Rate %   Date      Value
 ------                                                                                         ------ -------- ------------
           Municipal Bonds (continued)
           Ohio (continued)
$  195,000 Sandusky County Ohio Health Care Facilities Revenue (FNMA).......................... 5.150    7/1/09 $    217,716
   210,000 Stark County Ohio Health Care Facility Review (GNMA)................................ 5.300   7/20/18      226,157
   230,000 Stark County Ohio Health Care Facility Review (GNMA)................................ 5.350   7/20/23      240,288
                                                                                                                ------------
                                                                                                                   6,897,725
                                                                                                                ------------
           Oklahoma -- 1.67%
 2,580,000 Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A,
            Bonds Convert to 6.70% on 9/1/01, (GNMA)........................................... 6.700    9/1/32    2,844,321
 1,000,000 Central Oklahoma Transportation & Packaging Authority Revenue (FSA)................. 5.300    7/1/12    1,055,900
   265,000 Grand River Dam Authority Oklahoma Revenue, ETM..................................... 6.250   11/1/08      294,810
   190,000 McAlester Oklahoma Public Works Authority, ETM (FSA)................................ 8.250   12/1/05      225,158
   115,000 Oklahoma Housing Finance Agency Multi-Family (FNMA)................................. 5.100   12/1/07      115,685
    25,000 Payne County Oklahoma Home Financial Authority...................................... 8.625    3/1/11       25,548
                                                                                                                ------------
                                                                                                                   4,561,422
                                                                                                                ------------
           Oregon -- 0.99%
   200,000 Cow Creek Band Umpqua Tribe of Indians, Ore Revenue, Series B, (AMBAC)*............. 4.250    7/1/03      202,830
 1,850,000 Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)............................ 5.100    7/1/12    1,925,424
   190,000 Oregon Economic Development, Revenue Bond, Industrial Improvements,
            Globe Union, Inc................................................................... 6.250    4/1/03      190,238
   360,000 Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing
            Project, Series A, AMT (LOC)....................................................... 4.650    1/2/08      375,041
                                                                                                                ------------
                                                                                                                   2,693,533
                                                                                                                ------------
           Pennsylvania -- 12.62%
    85,000 Allegheny County Pennsylvania Hospital Development Authority Revenue, ETM........... 6.750    7/1/05       90,978
   410,000 Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)......... 4.650   11/1/09      446,158
   260,000 Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)......... 5.000   11/1/23      263,182
   910,000 Allegheny County Pennsylvania Hospital Upmc (MBIA).................................. 5.350   12/1/15      973,290
   145,000 Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage,
            Series DD-2, AMT (GNMA)............................................................ 4.950    5/1/09      153,446
 2,075,000 Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage,
            Series KK-2, AMT, SUB (GNMA)....................................................... 4.300    5/1/33    2,110,689
    65,000 Allegheny County Pennsylvania, SFM (GNMA)........................................... 5.200    5/1/17       65,996
    30,000 Allentown Pennsylvania Area Hospital Authority, Sacred Heart Hospital of Allentown.. 6.200  11/15/03       29,985
   500,000 Baldwin Whitehall Pennsylvania School Authority, School Building Revenue, Partial
            Prerefunded 11/15/03 @ 100, Balance ETM............................................ 6.700  11/15/07      564,540
   450,000 Beaver County Pennsylvania Industrial Development Authority (GNMA).................. 4.850   5/20/10      476,420
   390,000 Berks County Pennsylvania Redevelopment Authority, Multi-Family Revenue (FNMA)...... 5.150    1/1/19      391,868
   750,000 Cambria County Pennsylvania, GO (FGIC).............................................. 5.500   8/15/16      820,154
    70,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College 5.125  10/15/09       70,543
    95,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College 5.300  10/15/11       95,559
    60,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College 5.000  10/15/06       60,891
   105,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College 5.000  10/15/07      106,244
    10,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College 5.100  10/15/08       10,099
   960,000 Clearfield Pennsylvania Hospital Authority Revenue, Clearfield Hospital Project..... 6.875    6/1/16      976,751
   290,000 Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc.
            Project............................................................................ 6.000   12/1/26      287,796
    50,000 Delaware County Pennsylvania Authority College Revenue, Eastern College............. 4.750   10/1/06       52,815
    80,000 Delaware County Pennsylvania Authority College Revenue, Eastern College............. 4.950   10/1/08       84,302
    50,000 Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B... 4.850   10/1/07       52,746
   840,000 Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B... 5.500   10/1/19      825,191

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                    Maturity
 Amount                                                                                               Rate %   Date
 ------                                                                                               ------ --------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$   40,000 Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project.................. 5.625    4/1/09
   200,000 Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project.................. 6.250    4/1/30
   200,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project....................................................................... 5.200   7/15/16
   150,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project, Series A............................................................. 5.750   3/15/13
   330,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project, Series B............................................................. 5.750   3/15/13
   110,000 Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project......... 5.850   3/15/17
    10,000 Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project......... 5.750   3/15/12
 1,000,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital................................................................................. 5.750   6/15/15
   350,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)......................................................................... 5.550   6/15/08
    70,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)......................................................................... 5.200   6/15/04
   370,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)......................................................................... 5.650   6/15/09
    85,000 Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co.,
            Series B (MBIA).......................................................................... 5.100    2/1/12
    40,000 Hazleton Pennsylvania Area School District, Series A (FGIC)............................... 5.000    3/1/11
    50,000 Hazleton Pennsylvania Area School District, Series A (FGIC)............................... 5.000    3/1/10
    25,000 Indiana County Pennsylvania Industrial Development Authority, Pollution Control
            Revenue (MBIA)........................................................................... 6.000    6/1/06
   235,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)............. 5.500    7/1/12
   255,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)............. 5.300    7/1/05
   500,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)............. 6.000    7/1/15
   370,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)............. 5.250    7/1/04
   255,000 Monroeville Pennsylvania Hospital Authority, East Suburban Health Center Project,
            Prerefunded 7/1/04 @ 100................................................................. 7.600    7/1/04
    35,000 Montgomery County Pennsylvania Industrial Development Authority Health Facilities
            Revenue.................................................................................. 6.400    6/1/03
    30,000 Montgomery County Pennsylvania, ETM....................................................... 9.000   8/15/04
    95,000 Pennsylvania Housing Finance Agency, Rental Housing (FNMA)................................ 5.150    7/1/03
   380,000 Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon.......................... 0.000    4/1/30
   540,000 Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT.............. 4.600   10/1/08
   100,000 Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 58A, AMT.............. 5.000   10/1/04
   770,000 Pennsylvania State Finance Authority Revenue, Municipal Capital Improvement
            Program.................................................................................. 6.600   11/1/09
    50,000 Pennsylvania State Higher Education Facilities Authority, Health Services Revenue
            (MBIA)................................................................................... 5.400  11/15/07
    50,000 Pennsylvania State Higher Education Facilities, Health Services, (MBIA)................... 5.875  11/15/21
 1,100,000 Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)............... 6.000    6/1/29
   540,000 Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA) 5.700  11/15/11
   740,000 Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
            (MBIA)................................................................................... 5.600  11/15/09
   100,000 Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue,
            Allegheny Delaware Valley Obligation Group............................................... 5.600  11/15/09
   295,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)....... 5.000   11/1/08
   200,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)....... 4.900   11/1/12
   205,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)....... 4.650   11/1/10

                                                                                              Value
                                                                                           ------------
Municipal Bonds (continued)
Pennsylvania (continued)
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project.................. $     40,144
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project..................      206,526
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
 University Project.......................................................................      204,858
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
 University Project, Series A.............................................................      154,791
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
 University Project, Series B.............................................................      340,540
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project.........      114,000
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project.........       10,527
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
 Hospital.................................................................................    1,105,581
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
 Hospital (AMBAC).........................................................................      388,462
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
 Hospital (AMBAC).........................................................................       73,783
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
 Hospital (AMBAC).........................................................................      410,700
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co.,
 Series B (MBIA)..........................................................................       91,666
Hazleton Pennsylvania Area School District, Series A (FGIC)...............................       42,852
Hazleton Pennsylvania Area School District, Series A (FGIC)...............................       54,180
Indiana County Pennsylvania Industrial Development Authority, Pollution Control
 Revenue (MBIA)...........................................................................       28,317
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).............      257,776
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).............      273,638
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).............      578,985
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).............      388,914
Monroeville Pennsylvania Hospital Authority, East Suburban Health Center Project,
 Prerefunded 7/1/04 @ 100.................................................................      274,375
Montgomery County Pennsylvania Industrial Development Authority Health Facilities
 Revenue..................................................................................       35,736
Montgomery County Pennsylvania, ETM.......................................................       32,309
Pennsylvania Housing Finance Agency, Rental Housing (FNMA)................................       96,231
Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon..........................      277,149
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT..............      571,466
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 58A, AMT..............      103,578
Pennsylvania State Finance Authority Revenue, Municipal Capital Improvement
 Program..................................................................................      820,142
Pennsylvania State Higher Education Facilities Authority, Health Services Revenue
 (MBIA)...................................................................................       56,044
Pennsylvania State Higher Education Facilities, Health Services, (MBIA)...................       54,876
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)...............    1,202,927
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)      618,041
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
 (MBIA)...................................................................................      836,437
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue,
 Allegheny Delaware Valley Obligation Group...............................................      111,458
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY).......      310,482
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY).......      211,614
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY).......      217,649

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                Maturity
 Amount                                                                                           Rate %   Date      Value
 ------                                                                                           ------ -------- ------------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$  145,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)... 4.550   11/1/09 $    155,069
   135,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)... 5.000   11/1/13      142,070
   350,000 Pennsylvania State Higher Educational Facilities, health Services (MBIA).............. 5.875  11/15/18      387,744
   500,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.500   3/15/13      542,885
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.250   3/15/11       80,434
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.200   3/15/10       80,400
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.100   3/15/09       80,390
    40,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 4.750   3/15/05       40,222
    70,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 4.850   3/15/06       70,359
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.300   3/15/12       80,501
    55,000 Pennsylvania State Higher Educational Facilities, Ursinus College..................... 5.400    1/1/06       59,446
   180,000 Pennsylvania State Higher Educational Facilities, Ursinus College..................... 5.100    1/1/03      180,000
 1,000,000 Pennsylvania State, GO................................................................ 5.375    5/1/10    1,058,040
 1,000,000 Pennsylvania State, GO (FGIC)......................................................... 5.375   5/15/15    1,073,549
 1,455,000 Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)....................... 5.375   6/15/12    1,571,341
    60,000 Philadelphia Pennsylvania Authority For Industrial Development, Development Reviews... 5.000   8/15/09       61,064
   105,000 Philadelphia Pennsylvania Authority For Industrial Development (FHA).................. 4.750    2/1/08      110,883
   175,000 Philadelphia Pennsylvania Authority For Industrial Development, Jeanes Physicians'
            Office............................................................................... 9.375    7/1/10      176,192
    60,000 Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
            Project.............................................................................. 5.100   8/15/11       60,383
    70,000 Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
            Project.............................................................................. 5.000   8/15/10       70,646
 2,500,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue,
            Jefferson Health System, Series A (AMBAC)............................................ 5.125   5/15/18    2,627,899
 1,005,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Friends Hospital
            (ACA)................................................................................ 6.200    5/1/11    1,036,074
   800,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems,
            Series A (FHA)....................................................................... 5.375    1/1/28      818,584
   900,000 Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC).................. 5.250    2/1/15      966,015
   175,000 Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family
            (FHA)................................................................................ 5.450    2/1/23      178,952
   840,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage
            Revenue (GNMA)....................................................................... 5.350  12/20/26      851,389
   735,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage
            Revenue (GNMA)....................................................................... 5.350  12/20/26      744,967
    25,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project
            (FGIC)............................................................................... 5.200    6/1/11       26,329
    40,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT
            (GNMA/FNMA).......................................................................... 5.950   10/1/29       41,225
   490,000 Pottsville Pennsylvania Hospital Authority, Pottsville Hospital & Warne Clinic........ 5.500    7/1/18      426,231
   220,000 Pottsville Pennsylvania Hospital Authority, Pottsville Hospital & Warne Clinic........ 5.150    7/1/09      205,812
    50,000 Rose Tree Media Pennsylvania School District (FGIC)................................... 4.400   2/15/11       52,392
    60,000 Scranton-Lackawanna Pennsylvania Health & Welfare..................................... 6.625   4/15/07       65,345
    10,000 Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District
            B (Asset GTY)........................................................................ 5.300    3/1/11       10,749
   150,000 Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District
            B (Asset GTY)........................................................................ 5.200    3/1/10      161,573
    35,000 St. Mary Hospital Authority, Bucks County, ETM........................................ 6.625    7/1/04       36,961
   280,000 Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)................... 5.250    1/1/15      287,977
   210,000 York Pennsylvania Housing Corp., Revenue Mortgage, Series A........................... 6.875   11/1/09      211,357

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                           Maturity
 Amount                                                                      Rate %   Date      Value
 ------                                                                      ------ -------- ------------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$   55,000 York Township Water & Sewer, ETM................................. 6.000    8/1/13 $     62,489
                                                                                             ------------
                                                                                               34,500,335
                                                                                             ------------
           Rhode Island -- 1.18%
   105,000 Providence Rhode Island Housing Authority, Multi-Family Revenue,
            Lockwood Plaza Project, AMT (FNMA).............................. 5.700    9/1/17      106,999
   110,000 Providence Rhode Island Housing Authority, Multi-Family Revenue,
            Lockwood Plaza Project, AMT (FNMA).............................. 5.700    9/1/18      112,413
   120,000 Providence Rhode Island Housing Authority, Multi-Family Revenue,
            Lockwood Plaza Project, AMT (FNMA).............................. 5.700    9/1/19      122,633
   125,000 Providence Rhode Island Housing Authority, Multi-Family Revenue,
            Lockwood Plaza Project, AMT (FNMA).............................. 5.700    9/1/20      127,863
   105,000 Providence Rhode Island Housing Authority, Multi-Family Revenue,
            Lockwood Plaza Project, AMT (FNMA).............................. 5.700    9/1/16      106,999
   130,000 Providence Rhode Island Housing Authority, Multi-Family Revenue,
            Lockwood Plaza Project, AMT (FNMA).............................. 5.700    9/1/21      132,977
 1,400,000 Rhode Island State Economic Development Corp. Revenue,
            Providence Place Mall (Asset GTY)............................... 5.750    7/1/10    1,567,889
    95,000 Rhode Island State Industrial Development Facilities Corp.,
            Crystal Thermoplastics Project, IRBA INSD, AMT.................. 6.900    8/1/14       98,321
    50,000 Rhode Island State Industrial Development Facilities Corp.,
            Crystal Thermoplastics Project, IRBA INSD, AMT.................. 5.900    8/1/03       50,242
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 4.800    4/1/06       40,704
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 4.700    4/1/05       40,582
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 4.900    4/1/07       50,906
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 5.300    4/1/12       61,292
    90,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 5.600    4/1/24       88,231
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 5.350    4/1/13       60,763
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 5.200    4/1/10       51,421
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 5.100    4/1/09       51,186
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 5.250    4/1/11       61,747
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA
            INSD, AMT....................................................... 5.000    4/1/08       40,840
    80,000 Rhode Island State Industrial Development Facilities Revenue,
            AKL Flexo Tech USA Project, IRBA INSD, AMT...................... 5.500    4/1/19       79,030
   155,000 West Warwick Rhode Island, Series A (Asset GTY).................. 7.300   7/15/08      163,141
                                                                                             ------------
                                                                                                3,216,179
                                                                                             ------------
           South Carolina -- 1.84%
 2,490,000 Columbia South Carolina Water & Sewer, ETM....................... 7.750    1/1/11    2,973,234
   500,000 South Carolina Jobs Economic Development Authority Revenue, AMT.. 5.050    6/1/08      521,790
   125,000 South Carolina Jobs Economic Development Authority, Westminster
            Presbyterian.................................................... 5.125  11/15/08      126,925
   155,000 South Carolina State Educational Assistance, Student Loan, AMT... 5.800    9/1/04      163,200
   760,000 South Carolina State Housing Finance & Development, Mandatory
            Put 6/1/05 @ 100 (FNMA)......................................... 5.700    6/1/25      783,386
    95,000 South Carolina State Housing Finance & Development............... 5.500   12/1/05      101,307
   100,000 South Carolina State Housing Finance & Development (FHA)......... 6.050    7/1/27      101,452
   245,000 South Carolina State Housing Finance & Development Authority,
            Multi-Family Revenue, Mandatory Put 6/1/10 @ 100, AMT........... 6.750    6/1/25      256,032
                                                                                             ------------
                                                                                                5,027,326
                                                                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                Maturity
 Amount                                                                                           Rate %   Date      Value
 ------                                                                                           ------ -------- ------------
           Municipal Bonds (continued)
           Tennessee -- 1.53%
$  145,000 Greenville Tennessee Health & Educational Facilities, ETM............................. 8.700   10/1/09 $    177,209
   455,000 Johnson City Tennessee Health & Education, ETM........................................ 7.000    7/1/11      538,907
   110,000 Knox County Tennessee Health, Education & Housing, Facilities Revenue Bond, St. Mary's
            Medical Center, ETM.................................................................. 7.250    8/1/03      113,861
   200,000 Metro Government Nashville & Davidson County Tennessee (Asset GTY).................... 5.500    5/1/23      208,906
    65,000 Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project,
            Series A, Prerefunded 10/1/07 @ 105.................................................. 9.000   10/1/07       83,849
   745,000 Metro Government Nashville & Davidson County Tennessee, Health and Education
            Facilities Board (Radian)............................................................ 5.100    8/1/16      778,167
   540,000 Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100
            (FNMA)............................................................................... 5.200    2/1/21      570,623
   530,000 Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing,
            Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA)............................. 5.500    1/1/27      567,078
   610,000 Metro Government Nashville & Davidson County Tennessee, Series A-1, (GNMA)............ 7.250   6/20/36      693,381
   325,000 Shelby County Tennessee Health Education & Multi-Family Housing, Windsor Apartments
            (Asset GTY).......................................................................... 6.500   10/1/07      323,317
   120,000 Shelby County Tennessee Health Education & Multi-Family Housing, Windsor Apartments
            (Asset GTY).......................................................................... 6.750   10/1/17      116,866
                                                                                                                  ------------
                                                                                                                     4,172,164
                                                                                                                  ------------
           Territory of American Samoa -- 0.12%
   300,000 Territory of American Samoa, GO (ACA)................................................. 6.000    9/1/07      336,345
                                                                                                                  ------------
           Texas -- 6.65%
     5,000 Bexar County Texas Housing Finance Corp. Revenue, AMT (GNMA).......................... 7.750    9/1/15        5,048
   225,000 Bexar County Texas Housing Finance Corp., Multi Family Housing Revenue, Perkin Square
            Project, Series A-1, (GMNA).......................................................... 6.550  12/20/34      249,968
 3,160,000 Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood
            Farms (GNMA)......................................................................... 6.250   7/20/43    3,412,168
   450,000 Bexar County Texas Revenue Project (MBIA)............................................. 5.750   8/15/22      496,598
   435,000 Bryan Texas Higher Education Authority, Allen Academy................................. 7.300   12/1/16      451,313
    30,000 Bryan Texas Higher Education Authority, Allen Academy................................. 6.500   12/1/06       30,880
   200,217 Capital Area Housing Finance Corp., AMT............................................... 6.500   11/1/19      203,601
     5,000 Del Rio Texas (Asset GTY)............................................................. 5.550    4/1/11        5,433
    10,000 Del Rio Texas (Asset GTY)............................................................. 7.500    4/1/03       10,143
    55,000 Del Rio Texas (Asset GTY)............................................................. 7.500    4/1/04       58,813
     5,000 Del Rio Texas (Asset GTY)............................................................. 5.650    4/1/13        5,429
     5,000 Del Rio Texas (Asset GTY)............................................................. 7.500    4/1/08        6,033
     5,000 Del Rio Texas (Asset GTY)............................................................. 5.750    4/1/16        5,430
    65,000 Del Rio Texas (Asset GTY)............................................................. 5.750    4/1/17       70,560
     5,000 Del Rio Texas (Asset GTY)............................................................. 6.500    4/1/10        5,693
    55,000 Del Rio Texas (Asset GTY)............................................................. 7.500    4/1/09       65,952
    35,000 Denison Texas Hospital Authority Hospital Revenue, ETM................................ 7.125    7/1/08       39,803
   140,000 Edgewood Texas Independent School District............................................ 5.000   8/15/10      145,648
   160,000 Edgewood Texas Independent School District............................................ 5.250   8/15/13      166,003
   130,000 Edgewood Texas Independent School District............................................ 4.900   8/15/08      138,754
   130,000 Edgewood Texas Independent School District............................................ 5.000   8/15/09      137,242
 2,100,000 Gulf Coast Waste Disposal Authority Texas Revenue, Multi-Modal, Champion
            International Corp., AMT............................................................. 6.875   12/1/28    2,159,682
   215,000 Gulf Coast Waste Disposal Authority Texas, Prerefunded 8/1/03 @ 100................... 6.500    2/1/06      220,833
    65,000 Harris County Texas Health Facilities Development Corp., Hospital Revenue, Memorial
            Hospital System Project, ETM, Prerefunded to various dates........................... 7.125    6/1/05       70,055

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                              Maturity
 Amount                                                                                         Rate %   Date      Value
 ------                                                                                         ------ -------- ------------
           Municipal Bonds (continued)
           Texas (continued)
$  440,000 Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood
            Ranch Apartments, Series A, SUB, AMT (AMBAC)....................................... 4.850   12/1/12 $    458,885
   300,000 Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing,
            AMT (GNMA)......................................................................... 7.400   9/20/35      344,835
    65,000 Houston Texas Apartment Systems Revenue, ETM........................................ 7.600    7/1/10       78,471
    65,000 Houston Texas Housing Finance Corp., Single Family.................................. 8.000    6/1/14       65,909
   450,000 Houston Texas Housing Finance Corp., Single Family, Zero Coupon..................... 0.000    6/1/14      193,716
   100,000 Houston Texas Sewer System Revenue, ETM............................................. 6.375   10/1/08      114,636
    65,000 McAllen Texas Development Corp. (FSA)............................................... 4.800   2/15/09       65,126
    65,000 McAllen Texas Development Corp. (FSA)............................................... 4.700   2/15/08       65,138
 1,000,000 Midland County, Texas Hospital District Revenue Bond (AMBAC)........................ 5.375    6/1/16    1,052,890
   275,000 Northeast Hospital Authority Texas Revenue, ETM..................................... 8.000    7/1/08      320,372
    20,730 Odessa Texas Housing Finance Corp. Single Family (FNMA)............................. 8.450   11/1/11       21,376
    60,000 Panhandle Texas Regulation Housing Finance, AMT (GNMA).............................. 7.500    5/1/24       60,017
    10,000 Panhandle-Plains Texas Higher Education, Series D, AMT.............................. 5.100    9/1/03       10,168
    10,000 Panhandle-Plains Texas Higher Education, Series D, AMT.............................. 5.250    3/1/05       10,343
 1,000,000 Red River Authority, Texas Pollution Control, (AMBAC)............................... 5.200    7/1/11    1,051,200
   985,000 Southeast Texas Housing Financial Corp., Zero Coupon................................ 0.000    9/1/17      447,978
    40,000 Tarrant County Texas Health Facilities Development Revenue, South Central Nursing
            Homes (FHA/MBIA)................................................................... 6.000    1/1/37       45,644
   669,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA).............................................................. 5.500   9/20/42      685,544
   649,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA).............................................................. 6.850   9/20/30      731,527
 1,269,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA).............................................................. 6.950   3/20/39    1,431,813
   490,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A,
            Mandatory Put 9/1/07 @ 100 (FNMA).................................................. 5.080    9/1/27      520,361
    40,000 Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)........ 5.550   1/20/07       42,860
 1,110,000 Texas State Affordable Housing, Multifamily Housing Revenue, American Housing
            Foundation, Series A, (MBIA)....................................................... 4.050    9/1/07    1,153,857
   280,000 Texas State Department Housing & Community Affairs, Meadow Ridge Apartments
            Project, AMT (FNMA)................................................................ 5.050    8/1/08      287,974
   240,000 Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)..... 5.000    7/1/08      256,222
   230,000 Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA).. 5.700    6/1/06      245,405
   245,000 Washington County Texas Health, Revenue Bond, Health Hospital, Nursing Home
            Improvements (ACA)................................................................. 4.750    6/1/03      247,754
                                                                                                                ------------
                                                                                                                  18,171,103
                                                                                                                ------------
           Utah -- 0.91%
    20,000 Hildale Utah........................................................................ 7.500  12/15/03       20,054
   115,000 Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA).... 6.000   7/20/08      127,398
 1,000,000 Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT......... 5.000    7/1/18    1,021,209
   430,000 Utah State Housing Finance Agency, Single Family Mortgage, Mezz D2, AMT............. 5.400    7/1/20      438,510
    90,000 Utah State Housing Finance Agency, Single Family Mortgage, A2 Class III, AMT........ 5.050    7/1/12       92,019
    75,000 Utah State Housing Finance Agency, Single Family Mortgage, Series F1, Class I....... 5.500    7/1/16       77,642
   165,000 Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT.. 5.400    7/1/16      169,633
    80,000 Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT 5.200    7/1/11       81,403
    90,000 Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT 5.250    7/1/11       92,109
    55,000 Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT....... 5.250    7/1/12       55,667
    60,000 Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1............. 5.850    7/1/07       63,645

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                                 Maturity
 Amount                                                                                            Rate %   Date      Value
 ------                                                                                            ------ -------- ------------
           Municipal Bonds (continued)
           Utah (continued)
$  225,000 Weber County Utah Municipal Building Authority (Asset GTY)............................. 6.750  12/15/04 $    246,155
                                                                                                                   ------------
                                                                                                                      2,485,444
                                                                                                                   ------------
           Vermont -- 0.16%
    95,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.... 5.000    7/1/07      100,912
   175,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.... 5.750    7/1/13      185,630
    95,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.... 5.000    7/1/06      100,791
    55,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.... 4.750    7/1/04       56,843
                                                                                                                   ------------
                                                                                                                        444,176
                                                                                                                   ------------
           Virginia -- 0.51%
   165,000 Chesterfield County Virginia Industrial Development Authority (LOC).................... 5.200    7/1/19      167,693
   610,000 Chesterfield County Virginia Industrial Development Authority (LOC).................... 5.000    7/1/14      628,617
   290,000 Newport News Virginia Industrial Development Authority (GNMA).......................... 7.250    8/1/16      314,583
   230,000 Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded,
            Balance ETM........................................................................... 7.000  10/15/13      278,857
                                                                                                                   ------------
                                                                                                                      1,389,750
                                                                                                                   ------------
           Washington -- 3.08%
    75,000 Grays Harbor County Washington Public Utility, ETM..................................... 5.375    1/1/06       78,770
 1,800,000 King County Washington Housing Authority Revenue, Vashon Community Center, Series
            A, SUB (GNMA)......................................................................... 5.000   9/20/42    2,056,536
    45,000 King County Washington Housing Authority, Multi-Family Mortgage........................ 7.000    8/1/03       45,083
    10,000 King County Washington Housing Authority, Multi-Family Mortgage........................ 7.000    8/1/03       10,018
   365,000 Seattle Washington Housing Authority (GNMA)............................................ 7.400  11/20/36      405,712
 1,500,000 Seattle Washington, Series A, GO, (MBIA-IBC)........................................... 5.750   1/15/17    1,636,140
   135,000 Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A
            (Standby LOC)......................................................................... 5.750    4/1/28      127,944
   245,000 Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A..... 5.625    4/1/28      225,598
   470,000 Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A,
            (GNMA)................................................................................ 6.350   8/20/39      524,360
 1,000,000 Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital
            (RADIAN).............................................................................. 5.850    7/1/12    1,130,390
 1,150,000 Washington State Housing Finance Community, AMT (LOC), Mandatory Put 7/1/08 @100....... 4.900    7/1/30    1,175,898
   580,000 Washington State Housing Financial Commonwealth, Bonds Convert 6/1/08 to 5.60%,
            AMT, Zero Coupon, (GNMA/FNMA)......................................................... 0.000   12/1/20      405,032
   135,000 Washington State Housing Revenue, Crista Ministries Project (LOC)...................... 5.100    7/1/10      139,290
   240,000 Washington State Housing Revenue, Presbyterian Ministries (ACA)........................ 5.100    1/1/14      246,996
   200,000 Washington State Housing Revenue, Presbyterian Ministries (ACA)........................ 5.300    1/1/19      201,692
                                                                                                                   ------------
                                                                                                                      8,409,459
                                                                                                                   ------------
           West Virginia -- 0.70%
    55,000 Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp.
            Project (Standby LOC)................................................................. 5.550    9/1/08       56,852
    55,000 Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp.
            Project (Standby LOC)................................................................. 5.700    9/1/09       56,734
   581,118 Harrison County West Virginia, Series B, (AMBAC) Zero Coupon........................... 0.000  10/20/10      307,702
 1,075,000 Kanawha County West Virginia Building Community Revenue, Charleston Area Medical
            Center Project, ETM................................................................... 6.600   12/1/08    1,225,931
   289,000 Marshall County West Virginia Mortgage Revenue Capital Appreciation, Zero Coupon (MBIA) 0.000    5/1/14      121,773

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

Principal                                                                                               Maturity
 Amount                                                                                          Rate %   Date      Value
 ------                                                                                          ------ -------- ------------
           Municipal Bonds (continued)
           West Virginia (continued)
$  131,000 West Virginia State Board Regents Revenue, Series A, ETM............................. 5.900   4/1/04  $    134,870
                                                                                                                 ------------
                                                                                                                    1,903,862
                                                                                                                 ------------
           Wisconsin -- 1.74%
    55,000 Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded
            7/1/07 @ 100........................................................................ 7.375   7/1/07        63,354
     5,000 Pewaukee Wisconsin Industrial Development Revenue, Lake Country Development Project,
            AMT (LOC)........................................................................... 5.900   6/1/05         5,198
     5,000 Pewaukee Wisconsin Industrial Development Revenue, Lake Country Development Project,
            AMT (LOC)........................................................................... 5.800   6/1/04         5,197
    10,000 Pewaukee Wisconsin Industrial Development Revenue, Lake Country Development Project,
            AMT (LOC)........................................................................... 6.000   6/1/06        10,389
   290,000 Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)................. 5.300  9/20/18       292,665
    65,000 Whitewater Wisconsin Waterworks Systems Mortgage Revenue............................. 7.500   7/1/16        77,246
    95,000 Wisconsin Housing and Economic Development Authority, Series B, AMT.................. 4.950   9/1/09       100,505
 3,000,000 Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)..... 5.600  7/15/22     3,088,530
   170,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA).............................................................................. 5.200  8/15/08       186,728
   295,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA).............................................................................. 5.300  8/15/09       324,072
   285,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA).............................................................................. 5.100  8/15/07       315,392
     5,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC) 5.400   2/1/05         5,361
     5,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC) 5.250   2/1/04         5,198
   135,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC) 5.750   2/1/12       144,037
   135,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC) 6.000   2/1/17       142,537
                                                                                                                 ------------
                                                                                                                    4,766,409
                                                                                                                 ------------
           Wyoming -- 0.41%
   225,000 Cheyenne Wyoming Federal Mineral Reality Revenue, Second Lien........................ 6.200   6/1/09       230,210
    80,000 Teton County Wyoming Hospital District, Hospital Refunding & Imports (ACA)........... 5.000  12/1/03        82,230
   150,000 Teton County Wyoming, Teton County School District No 1 Project (MBIA)............... 5.000   6/1/05       158,360
    55,000 Wyoming Community Development Authority Housing Revenue, Series 5, AMT............... 5.700  12/1/07        59,581
   575,000 Wyoming Community Development Authority, Multi-Family Revenue, Aspen Court
            Apartments, Mandatory Put 12/1/08 @ 100, AMT (LOC).................................. 4.750  12/1/30       591,135
     5,000 Wyoming Community Development Authority, Single Family Mortgage, Series B,
            AMT................................................................................. 8.125   6/1/21         5,005
                                                                                                                 ------------
                                                                                                                    1,126,521
                                                                                                                 ------------
           Total Municipal Bonds (Cost $256,832,802)............................................                  268,549,680
                                                                                                                 ------------
           Money Market Mutual Fund -- 0.37%
 1,003,438 Blackrock Provident Institutional Muni Cash Fund.....................................                    1,003,438
                                                                                                                 ------------
           Total Short-Term Investments (Cost $1,003,438).......................................                    1,003,438
                                                                                                                 ------------
           Total Investments (Cost $257,836,240) (a) -- 98.65%..................................                  269,553,118
           Other assets in excess of liabilities -- 1.35%.......................................                    3,697,614
                                                                                                                 ------------
           Net Assets -- 100.00%................................................................                 $273,250,732

                                                                                                                 ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

    Unrealized appreciation................................... $11,901,605
    Unrealized depreciation...................................    (184,727)
                                                               -----------
    Net unrealized appreciation............................... $11,716,878
                                                               ===========

   ACA -- American Capital Access
   AMT -- Alternative Minimum Tax
   AMBAC -- AMBAC Indemnity Corp.
   AXA -- AXA Reinsurance UK
   ETM -- Escrowed to Maturity
   FGIC -- Financial Guaranty Insurance Co.
   FHA -- Federal Housing Administration
   FHLMC -- Federal Home Loam Mortgage Corp.
   FNMA -- Federal National Mortgage Association
   GNMA -- Government National Mortgage Association
   GO -- Government Obligation
   GTY -- Guaranteed
   IRBA -- Industrial Reconstruction Building Authority
   ISND -- Insured
   LOC -- Letter of Credit
   MBIA -- Municipal Bond Insurance Association
   SUB -- Step-up Bond

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

 Principal                                                                                               Maturity
  Amount                                                                                          Rate %   Date      Value
  ------    -                                                                                     ------ -------- ------------
            BlackRock Advisors, Inc. -- 54.64%
            Asset Backed Securities -- 2.57%
$   700,000 Chase Manhattan Auto Owner Trust, Series2000-A, Class A4............................. 6.260   6/15/07 $    733,607
    400,000 Citibank Credit Card Issuance Trust, Series 2002-A3, Class A3........................ 4.400   5/15/07      420,825
    584,589 Daimler Chrysler Auto Trust, Series 2000-A, Class A4................................. 7.230    1/6/05      602,532
    571,257 Daimler Chrysler Auto Trust, Series 2000-D, Class A3................................. 6.660    1/8/05      581,688
    587,895 Ford Credit Auto Owner Trust, Series 2001-B, Class A4................................ 5.120  10/15/04      596,018
    599,820 Ford Credit Auto Owner Trust, Series 2001-C, Class A4................................ 4.830   2/15/05      607,991
    800,000 Ford Credit Auto Owner Trust, Series 2001-D, Class A3................................ 4.310   6/15/05      812,902
    530,000 Nissan Auto Receivables Owner Trust, Series 2002-B, Class A3......................... 3.990  12/15/05      544,482
                                                                                                                  ------------
                                                                                                                     4,900,045
                                                                                                                  ------------
            Collateralized Mortgage Obligations -- 2.71%
    390,541 ABN Amro Mortgage Corp., Series 2002-3, Class A4..................................... 6.500   4/25/17      403,843
    220,000 Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2.................. 7.198  11/15/09      257,621
    375,000 Commercial Mortgage Asset Trust, Series 1999-C1, Class A3............................ 6.640   9/17/10      427,299
    174,975 Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class A2....... 6.300  11/15/08      194,778
    275,000 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B............................ 6.460   1/10/09      309,670
    475,000 General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1,
             Class A2............................................................................ 6.175   5/15/33      528,865
    350,000 General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2,
             Class A2............................................................................ 6.945   9/15/33      401,227
    525,000 JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3..... 6.260   4/15/33      584,605
    245,000 Morgan Stanley Capital, Inc., Series 1998-HF2, Class A2.............................. 6.480  11/15/30      275,060
    700,000 Residential Funding Mortgage Securities, Inc., Series 2001-S18, Class A8............. 6.750   8/25/31      714,869
    560,706 Washington Mutual, Series 2002-S3, Class 1A3......................................... 6.250   6/25/32      575,149
    475,887 Wells Fargo Mortgage Backed Securities Trust, Series 2001-29, Class A2............... 6.000  12/25/16      488,743
                                                                                                                  ------------
                                                                                                                     5,161,729
                                                                                                                  ------------
            Corporate Bonds -- 8.93%
    125,000 Amerada Hess Corp.................................................................... 7.125   3/15/33      133,184
     95,000 American General Capital II.......................................................... 8.500    7/1/30      124,153
    185,000 Ameritech Capital Funding............................................................ 6.250   5/18/09      196,681
     10,000 Ameritech Capital Funding............................................................ 6.450   1/15/18       10,836
     25,000 Anadarko Finance Co., Series B....................................................... 7.500    5/1/31       29,726
     95,000 Anadarko Petro....................................................................... 5.375    3/1/07      101,521
     60,000 AOL Time Warner, Inc................................................................. 5.625    5/1/05       61,355
     70,000 AOL Time Warner, Inc................................................................. 6.150    5/1/07       72,718
    305,000 AOL Time Warner, Inc................................................................. 7.625   4/15/31      313,474
     20,000 AOL Time Warner, Inc................................................................. 7.700    5/1/32       20,815
     75,000 AT&T Corp............................................................................ 6.500   3/15/13       75,235
    110,000 AT&T Corp.*.......................................................................... 7.300  11/15/11      120,231
     75,000 Avalonbay Communities................................................................ 6.125   11/1/12       77,516
     75,000 Avalonbay Communities, MTN........................................................... 7.500  12/15/10       83,963
    130,000 Bank of America Corp................................................................. 3.875   1/15/08      131,878
     55,000 Bank of America Corp................................................................. 7.800   2/15/10       65,450
     50,000 Bank of America Corp................................................................. 7.400   1/15/11       58,898
     25,000 Burlington North Santa Fe............................................................ 6.125   3/15/09       27,810
     50,000 Burlington North Santa Fe............................................................ 6.750   7/15/11       56,755
     50,000 Burlington North Santa Fe............................................................ 5.900    7/1/12       54,231
     25,000 Citicorp............................................................................. 6.375   1/15/06       27,290
    100,000 Citigroup, Inc....................................................................... 6.750   12/1/05      111,198
    200,000 Citigroup, Inc....................................................................... 5.750   5/10/06      217,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                       Maturity
  Amount                                                  Rate %   Date      Value
  ------    -                                             ------ -------- ------------
            BlackRock Advisors, Inc. (continued)
            Corporate Bonds (continued)
$   525,000 Citigroup, Inc............................... 7.250   10/1/10 $    609,455
    558,000 Comcast Cable Communications................. 6.375   1/30/06      583,829
     10,000 Comcast Cable Communications................. 8.875    5/1/17       11,651
    300,000 Conoco Funding Co............................ 6.350  10/15/11      335,004
    150,000 Conoco, Inc.................................. 6.950   4/15/29      170,007
     60,000 Consumers Energy Co.......................... 6.000   3/15/05       59,475
    134,527 Continental Airlines, Inc., Series 991A...... 6.545    2/2/19      116,737
     75,000 Credit Suisse First Boston USA, Inc.......... 4.625   1/15/08       76,025
    165,000 Credit Suisse First Boston USA, Inc.......... 6.125  11/15/11      172,159
     65,000 Daimler Chrysler AG.......................... 7.450    3/1/27       70,458
    140,000 Detroit Edison Co............................ 6.125   10/1/10      154,204
    130,000 Devon Energy Corp............................ 7.950   4/15/32      156,287
    160,000 Dominion Resources, Inc...................... 6.000   1/31/03      160,306
    100,000 Dominion Resources, Inc., Series A........... 8.125   6/15/10      116,340
    255,000 Dow Chemical Co.............................. 6.125    8/1/12      262,750
     45,000 Dow Chemical Co.............................. 7.375   11/1/29       48,694
     70,000 EL Paso Corp., MTN........................... 7.375  12/15/12       46,900
     55,000 EL Paso Natural Gas.......................... 7.500  11/15/26       38,775
     55,000 EL Paso Natural Gas*......................... 8.375   6/15/32       40,975
    125,000 EOP Operating LP............................. 7.000   7/15/11      136,195
    135,000 Exelon Corp.................................. 6.750    5/1/11      147,772
    215,000 First Energy Corp., Series C................. 7.375  11/15/31      208,418
     75,000 Fleet Boston Financial Corp.................. 4.875   12/1/06       78,043
    415,000 Ford Motor Credit Co......................... 6.875    2/1/06      415,726
    190,000 Ford Motor Credit Co......................... 7.375  10/28/09      188,264
     70,000 Ford Motor Credit Co......................... 7.375    2/1/11       68,067
     90,000 Ford Motor Credit Co......................... 7.250  10/25/11       87,451
    115,000 General Electric Capital Corp., Series A, MTN 5.350   3/30/06      123,282
    395,000 General Electric Capital Corp., Series A, MTN 4.250   1/15/08      405,093
    300,000 General Electric Capital Corp., Series A, MTN 6.125   2/22/11      324,908
     65,000 General Electric Capital Corp., Series A, MTN 5.875   2/15/12       69,491
    155,000 General Electric Capital Corp., Series A, MTN 6.000   6/15/12      167,350
    200,000 General Electric Capital Corp., Series A, MTN 5.450   1/15/13      207,747
    145,000 General Mills, Inc........................... 5.125   2/15/07      154,053
    115,000 General Mills, Inc........................... 6.000   2/15/12      125,079
    310,000 General Motors Acceptance Corp............... 6.750   1/15/06      321,043
    130,000 General Motors Acceptance Corp............... 7.750   1/19/10      136,096
     70,000 General Motors Acceptance Corp............... 7.250    3/2/11       71,441
    160,000 General Motors Acceptance Corp............... 6.875   9/15/11      159,562
    260,000 General Motors Acceptance Corp............... 6.875   8/28/12      256,295
    130,000 General Motors Acceptance Corp............... 8.000   11/1/31      130,708
    175,000 Honeywell International...................... 7.500    3/1/10      204,509
     75,000 Household Finance Corp....................... 6.500  11/15/08       80,641
     85,000 Household Finance Corp....................... 5.875    2/1/09       87,245
    125,000 Household Finance Corp....................... 6.375  10/15/11      130,688
     70,000 HSBC Holdings PLC............................ 5.250  12/12/12       71,749
     75,000 JP Morgan Chase & Co......................... 7.250    6/1/07       83,514
     35,000 JP Morgan Chase & Co......................... 6.750    2/1/11       38,053
     75,000 JP Morgan Chase & Co......................... 5.750    1/2/13       75,949
    175,000 Kellogg Co., Series B........................ 6.000    4/1/06      189,688
    100,000 Kellogg Co., Series B........................ 6.600    4/1/11      112,625

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                Maturity
  Amount                                                           Rate %   Date      Value
  ------    -                                                      ------ -------- ------------
            BlackRock Advisors, Inc. (continued)
            Corporate Bonds (continued)
$   350,000 KFW International Finance, Inc., Series DTC........... 5.250   6/28/06 $    381,254
    285,000 Kinder Morgan Energy Partners*........................ 7.300   8/15/33      305,539
     70,000 Kraft Foods, Inc...................................... 5.250    6/1/07       75,608
    170,000 Kraft Foods, Inc...................................... 5.625   11/1/11      181,741
    250,000 Lehman Brothers Holdings.............................. 7.750   1/15/05      274,375
    230,000 Lehman Brothers Holdings.............................. 6.250   5/15/06      251,468
     75,000 Lockheed Martin Corp.................................. 8.500   12/1/29      100,623
    170,000 Lockheed Martin Corp.................................. 7.200    5/1/36      202,381
     85,000 Marsh & McLennan Cos., Inc.*.......................... 6.250   3/15/12       94,025
     55,000 Metlife, Inc.......................................... 6.125   12/1/11       59,365
     75,000 Northrop Grumman Corp................................. 7.125   2/15/11       85,244
    175,000 Occidental Petroleum Corp............................. 6.750   1/15/12      199,336
     30,000 Oncor Electric Delivery*.............................. 6.375    5/1/12       30,899
    105,000 Oncor Electric Delivery*.............................. 6.375   1/15/15      107,154
     15,000 Oncor Electric Delivery*.............................. 7.000    9/1/22       13,986
     75,000 Oncor Electric Delivery*.............................. 7.250   1/15/33       76,378
     60,000 Phillips Petroleum Co................................. 7.000   3/30/29       68,394
    310,000 Progress Energy, Inc.................................. 6.750    3/1/06      332,961
    100,000 Progress Energy, Inc.................................. 7.100    3/1/11      110,210
     65,000 Progress Energy, Inc.................................. 7.750    3/1/31       73,875
    100,000 Progressive Corp...................................... 7.000   10/1/13      114,588
    100,000 Prudential Financial*................................. 6.375   7/23/06      107,179
    120,000 Qwest Capital Funding................................. 7.000    8/3/09       76,800
    150,000 Raytheon Co........................................... 8.200    3/1/06      168,529
     75,000 Resolution Funding Corp., Zero Coupon................. 0.000   7/15/18       32,606
     75,000 Resolution Funding Corp., Zero Coupon................. 0.000  10/15/18       32,040
     75,000 Safeway, Inc.......................................... 5.800   8/15/12       78,480
     30,000 SBC Communications, Inc............................... 6.250   3/15/11       33,073
     25,000 SBC Communications, Inc............................... 5.875    2/1/12       27,000
     75,000 Sears Roebuck Acceptance Corp......................... 6.250    5/1/09       71,888
     55,000 Sears Roebuck Acceptance Corp......................... 7.000    2/1/11       53,068
     50,000 Sears Roebuck Acceptance Corp......................... 6.750   8/15/11       47,671
     95,000 Sears Roebuck Acceptance Corp......................... 6.700   4/15/12       90,176
     90,000 Sears Roebuck Acceptance Corp......................... 7.000    6/1/32       75,446
    458,000 Targeted Return Index Securities Trust, Series 5-2002* 5.890   1/25/07      486,427
     95,000 Tennessee Gas Pipeline................................ 8.375   6/15/32       82,650
     75,000 Texas Eastern Transmission LP......................... 7.000   7/15/32       78,473
     70,000 Time Warner, Inc...................................... 9.125   1/15/13       82,102
     50,000 Time Warner, Inc...................................... 6.875   6/15/18       49,992
    175,000 Time Warner, Inc...................................... 7.570    2/1/24      175,572
     20,000 Time Warner, Inc...................................... 6.950   1/15/28       19,007
    100,000 Time Warner, Inc...................................... 6.625   5/15/29       91,942
     30,000 Turner Broadcasting Co................................ 8.375    7/1/13       33,800
     85,000 Unilever Capital Corp................................. 5.900  11/15/32       86,949
    190,000 US Bancorp, Series N, MTN............................. 3.950   8/23/07      194,255
     20,000 Verizon Global Funding Corp........................... 6.125   6/15/07       21,940
     40,000 Verizon Global Funding Corp........................... 7.750   6/15/32       46,887
    200,000 Verizon New Jersey, Inc............................... 5.875   1/17/12      211,903
    310,000 Verizon Pennsylvania, Series A........................ 5.650  11/15/11      325,027
     50,000 Wellpoint Health Network.............................. 6.375   1/15/12       54,263

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                                         Maturity
  Amount                                                                                    Rate %   Date      Value
  ------    -                                                                               ------ -------- ------------
            BlackRock Advisors, Inc. (continued)
            Corporate Bonds (continued)
$   100,000 Weyerhaeuser Co.*.............................................................. 6.125   3/15/07 $    107,059
    140,000 Weyerhaeuser Co.*.............................................................. 5.950   11/1/08      149,449
     25,000 Weyerhaeuser Co.*.............................................................. 6.750   3/15/12       27,258
    125,000 Weyerhaeuser Co.*.............................................................. 7.375   3/15/32      135,566
    210,000 Worldcom, Inc.................................................................. 6.400   8/15/05       49,350
     20,000 Worldcom, Inc.................................................................. 8.000   5/15/06        4,700
     35,000 Worldcom, Inc.................................................................. 7.500   5/15/11        8,225
     80,000 Worldcom, Inc.................................................................. 8.250   5/15/31       18,800
                                                                                                            ------------
                                                                                                              17,033,650
                                                                                                            ------------
            Foreign Bonds -- 1.01%
    165,000 Barclays Bank PLC.............................................................. 8.550   9/15/49      201,414
    175,000 Barclays Bank PLC*............................................................. 6.860   6/15/32      179,288
     50,000 British Telecom PLC............................................................ 8.875  12/15/30       63,745
    120,000 Canadian National Railways, Yankee............................................. 7.375  10/15/31      145,545
    300,000 European Investment Bank, Series DTC........................................... 5.625   1/24/06      328,769
     85,000 International Finance Corp..................................................... 5.250    5/2/06       92,268
     90,000 Tyco International Group SA, Yankee............................................ 6.375   6/15/05       87,300
     22,000 Tyco International Group SA, Yankee............................................ 6.335   2/15/06       21,340
    120,000 Tyco International Group SA, Yankee............................................ 6.125   11/1/08      112,200
     60,000 Tyco International Group SA, Yankee............................................ 6.375  10/15/11       56,100
    260,000 United Mexican States.......................................................... 8.375   1/14/11      293,800
    260,000 United Mexican States.......................................................... 8.125  12/30/19      274,300
     60,000 Vodafone Group PLC............................................................. 7.750   2/15/10       70,763
                                                                                                            ------------
                                                                                                               1,926,832
                                                                                                            ------------
            Municipal Bond -- 0.08%
    150,000 California State Department of Water Resources & Power Supply Revenue, Series E 3.975    5/1/05      152,037
                                                                                                            ------------
            U.S. Government Agency Mortgages -- 15.22%
  2,475,000 Fannie Mae..................................................................... 5.125   2/13/04    2,579,351
    125,000 Fannie Mae..................................................................... 7.250   1/15/10      151,465
  1,300,000 Fannie Mae..................................................................... 6.000   5/15/11    1,471,928
    122,533 Fannie Mae, Gold Pool #E01007.................................................. 6.000    8/1/16      128,291
    337,089 Fannie Mae, Gold Pool #E88750.................................................. 6.000    3/1/17      352,724
    119,139 Fannie Mae, Gold Pool #E89400.................................................. 6.000    4/1/17      124,665
    525,008 Fannie Mae, Gold Pool #E89976.................................................. 6.000    6/1/17      549,360
    393,026 Fannie Mae, Gold Pool #E90757.................................................. 5.500    7/1/17      408,115
    372,566 Fannie Mae, Pool #323354....................................................... 6.000   11/1/28      386,677
    271,069 Fannie Mae, Pool #323784....................................................... 5.985    5/1/09      299,391
    801,671 Fannie Mae, Pool #535912....................................................... 6.500    5/1/31      835,285
    824,663 Fannie Mae, Pool #559894....................................................... 6.500    4/1/31      859,046
     95,728 Fannie Mae, Pool #560534....................................................... 7.000   11/1/30      100,719
     28,337 Fannie Mae, Pool #606565....................................................... 7.000   10/1/31       29,807
    432,105 Fannie Mae, Pool #610995....................................................... 5.500   11/1/16      448,632
     30,762 Fannie Mae, Pool #615206....................................................... 6.500   11/1/31       32,044
    223,443 Fannie Mae, Pool #618032....................................................... 5.500    3/1/17      231,991
     39,949 Fannie Mae, Pool #621535....................................................... 6.500    3/1/32       41,614
     39,134 Fannie Mae, Pool #622203....................................................... 6.500    1/1/32       40,766
    895,528 Fannie Mae, Pool #623960....................................................... 6.500    1/1/32      932,866
    713,662 Fannie Mae, Pool #625030....................................................... 6.500    1/1/32      743,418
    654,481 Fannie Mae, Pool #631501....................................................... 5.500    2/1/17      679,513

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                 Maturity
  Amount                                                            Rate %   Date      Value
  ------    -                                                       ------ -------- ------------
            BlackRock Advisors, Inc. (continued)
            U.S. Government Agency Mortgages (continued)
$ 1,853,438 Fannie Mae, Pool #649672...............................  6.500   8/1/32 $  1,930,682
    585,542 Fannie Mae, Pool #653877...............................  6.500   8/1/32      609,945
    244,490 Fannie Mae, Pool #656719...............................  6.500   8/1/32      254,679
  3,700,000 Fannie Mae, TBA........................................  6.500  1/14/32    3,851,471
  3,200,000 Fannie Mae, TBA........................................  5.500  1/21/32    3,315,002
  4,400,000 Fannie Mae, TBA........................................  6.000  1/21/33    4,547,128
    780,000 Freddie Mac............................................  4.875  3/15/07      842,783
    300,000 Freddie Mac............................................  4.500  7/23/07      312,212
    640,000 Freddie Mac............................................  7.000  3/15/10      767,634
    192,163 Freddie Mac, Gold Pool #E89889.........................  6.000   5/1/17      201,192
    323,852 Freddie Mac, Gold Pool #E90895.........................  6.000   7/1/17      338,874
     69,434 Freddie Mac, Gold Pool #G01311.........................  7.000   9/1/31       73,003
    504,379 Freddie Mac, Gold Pool #G01391.........................  7.000   4/1/32      530,308
     19,091 Government National Mortgage Association, Pool #780914.  6.000 11/15/28       23,588
                                                                                    ------------
                                                                                      29,026,169
                                                                                    ------------
            U.S. Government Agency Securities -- 0.43%
    187,132 Student Loan Marketing Assoc., Series 1998-1, Class A1.  2.453  1/25/07      187,235
    320,513 Student Loan Marketing Assoc., Series 2000-2, Class A1L  1.931  7/25/08      320,754
    315,692 Student Loan Marketing Assoc., Series 2001-3, Class A1L  1.891  4/25/10      315,856
                                                                                    ------------
                                                                                         823,845
                                                                                    ------------
            U.S. Treasury Bonds -- 4.44%
    195,000 U.S. Treasury Bonds.................................... 10.375 11/15/12      260,630
    835,000 U.S. Treasury Bonds....................................  9.250  2/15/16    1,239,057
  2,470,000 U.S. Treasury Bonds....................................  8.500  2/15/20    3,560,561
  1,100,000 U.S. Treasury Bonds....................................  8.000 11/15/21    1,532,695
  1,255,000 U.S. Treasury Bonds....................................  6.000  2/15/26    1,438,201
    345,000 U.S. Treasury Bonds....................................  6.750  8/15/26      431,640
                                                                                    ------------
                                                                                       8,462,784
                                                                                    ------------
            U.S. Treasury Notes -- 2.56%
  3,500,000 U.S. Treasury Notes....................................  3.000  2/29/04    3,569,728
    755,000 U.S. Treasury Notes....................................  3.000 11/15/07      764,083
    450,000 U.S. Treasury Notes....................................  6.500  2/15/10      537,890
      5,000 U.S. Treasury Notes....................................  4.000 11/15/12        5,071
                                                                                    ------------
                                                                                       4,876,772
                                                                                    ------------
            U.S. Treasury Strips -- 0.64%
    475,000 U.S. Treasury Strips...................................  0.000  5/15/17      234,240
  2,635,000 U.S. Treasury Strips...................................  0.000 11/15/21      980,043
                                                                                    ------------
                                                                                       1,214,283
                                                                                    ------------
            Short-Term Investments -- 16.05%
            U.S. Government Agency Securities -- 16.03%
 30,600,000 Freddie Mac, DN........................................  0.750   1/2/03   30,599,999
                                                                                    ------------
            Cash & Equivalents -- 0.02%
     30,534 Deutsche Bank Cash Sweep...............................  0.230   1/2/03       30,534
                                                                                    ------------
                                                                                      30,630,533
                                                                                    ------------
            Total BlackRock Advisors, Inc. (cost $102,609,489).....                  104,208,679
                                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                           Maturity
  Amount                                                                      Rate %   Date      Value
  ------    -                                                                 ------ -------- ------------
            Morgan Stanley Investments, LP -- 74.78%
            Asset Backed Securities -- 4.17%
$   600,000 BMW Vehicle Owner Trust.......................................... 2.830  12/25/04 $    602,951
    705,781 Capital Auto Receivables Asset Trust............................. 2.890   4/15/04      708,955
    412,930 Centex Home Equity, Series 2002-A, Class A1...................... 2.910  12/25/16      413,789
    477,822 Chase Manhattan Auto Owners Trust................................ 2.630  10/15/04      479,312
    900,000 Chase Manhattan Auto Owners Trust, Series 2002-B, Class A2....... 2.700   1/18/05      904,528
    875,154 Daimler Chrysler Auto Trust...................................... 6.110   11/8/04      888,609
    888,810 Daimler Chrysler Auto Trust...................................... 2.900   12/6/04      893,949
    561,206 Daimler Chrysler Auto Trust, Series 2000-A, Class A4............. 7.230    1/6/05      578,431
    600,024 Ford Credit Auto Owner Trust..................................... 2.970   6/15/04      602,712
    509,963 Harley-Davidson Motorcycle Trust, Series 2002-2, Class A1........ 1.910   4/16/07      511,124
    800,000 Honda Auto Receivables Owner Trust............................... 2.910   9/15/04      804,534
    327,280 Nissan Auto Receivables Owner Trust, Series 2000-C, Class A3..... 6.720   8/16/04      331,509
    223,648 Toyota Auto Receivables Owner Trust, Series 2001-C, Class A2..... 3.770   7/15/04      224,132
                                                                                              ------------
                                                                                                 7,944,535
                                                                                              ------------
            Collateralized Mortgage Obligations -- 0.18%
        751 Kidder Peabody Mortgage Assets Trust, Series B, Class A2......... 9.500   4/22/18          157
    338,756 Lehman ABS Manufactured Housing Contract, Series 2001-B, Class A1 3.010   3/15/10      340,927
                                                                                              ------------
                                                                                                   341,084
                                                                                              ------------
            Corporate Bonds -- 14.00%
    110,000 Abitibi-Consolidated, Inc........................................ 8.850    8/1/30      118,290
    280,000 Aetna, Inc....................................................... 7.875    3/1/11      314,615
    310,000 AIG SunAmerica Global Finance.................................... 6.900   3/15/32      360,605
    125,000 Albertson's, Inc................................................. 7.500   2/15/11      143,815
     30,000 Albertson's, Inc................................................. 7.450    8/1/29       33,133
     80,000 Alltel Corp...................................................... 7.000    7/1/12       92,197
    245,000 Anthem Insurance*................................................ 9.000    4/1/27      295,559
     95,000 AOL Time Warner, Inc............................................. 7.625   4/15/31       97,639
     60,000 Arvinmeritor, Inc................................................ 6.625   6/15/07       59,963
    235,000 Arvinmeritor, Inc................................................ 8.750    3/1/12      247,925
     90,000 AT&T Corp.*...................................................... 7.300  11/15/11       98,371
    175,000 AT&T Corp.*...................................................... 8.500  11/15/31      192,891
    230,000 AT&T Wireless Services, Inc...................................... 8.750    3/1/31      225,400
    344,958 BAE Systems 2001 Asset Trust*.................................... 6.664   9/15/13      371,761
     50,000 Bank One Corp.................................................... 7.625  10/15/26       60,301
     95,000 Bank One Corp.................................................... 8.000   4/29/27      119,275
     95,000 Belo Corp........................................................ 8.000   11/1/08      108,766
     70,000 Boeing Capital Corp.............................................. 6.100    3/1/11       72,584
     70,000 Boeing Capital Corp.............................................. 5.800   1/15/13       70,896
    100,000 Centex Corp...................................................... 7.875    2/1/11      112,666
    360,000 Chase Manhattan Corp............................................. 6.000   2/15/09      379,216
    100,000 Cigna Corp....................................................... 6.375  10/15/11      100,283
     85,000 Cincinnati Gas & Electric Co..................................... 5.700   9/15/12       87,129
  1,500,000 Citibank Credit Card Issuance Trust, Series 2000-A3, Class A3.... 6.875  11/15/09    1,707,737
    155,000 Citigroup, Inc................................................... 6.000   2/21/12      170,097
    230,000 Citigroup, Inc................................................... 5.625   8/27/12      241,841
     35,000 Citigroup, Inc................................................... 6.625   6/15/32       38,210
    235,000 Clear Channel Communications..................................... 7.650   9/15/10      266,220
    220,000 Conoco, Inc...................................................... 6.950   4/15/29      249,344
    160,000 Consolidated Natural Gas, Series C............................... 6.250   11/1/11      173,159

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                               Maturity
  Amount                                                          Rate %   Date      Value
  ------    -                                                     ------ -------- ------------
            Morgan Stanley Investments, LP (continued)
            Corporate Bonds (continued)
$   145,000 Constellation Energy Group...........................  7.600   4/1/32 $    148,206
    319,277 Continental Airlines, Series 981A....................  6.648  9/15/17      278,942
    155,000 Cox Communications, Inc..............................  7.125  10/1/12      172,164
    190,000 Daimler Chrysler North American Holding..............  8.000  6/15/10      217,756
     70,000 Daimler Chrysler North American Holding..............  8.500  1/18/31       86,150
    115,000 Dana Corp............................................  9.000  8/15/11      110,975
    100,000 Dana Corp............................................  7.000   3/1/29       70,500
    110,000 Delphi Auto Systems Corp.............................  7.125   5/1/29      106,623
     55,000 EOP Operating LP.....................................  6.763  6/15/07       59,582
    175,000 EOP Operating LP.....................................  7.500  4/19/29      182,400
    115,000 Equitable Cos., Inc..................................  6.500   4/1/08      123,039
     70,000 Exelon Corp..........................................  6.750   5/1/11       76,622
    495,000 Farmers Insurance Exchange*..........................  8.625   5/1/24      370,876
    235,000 Federated Department Stores..........................  6.900   4/1/29      244,606
     40,000 Florida Power & Light................................  4.850   2/1/13       40,861
    885,000 Ford Motor Co........................................  6.625  10/1/28      705,640
     65,000 Ford Motor Co........................................  7.450  7/16/31       56,541
     70,000 Ford Motor Credit Co.................................  7.250 10/25/11       68,017
     70,000 Fred Meyer, Inc......................................  7.450   3/1/08       79,564
    355,000 General Electric Capital Corp........................  6.750  3/15/32      392,484
    225,000 General Motors Acceptance Corp.......................  6.875  9/15/11      224,384
    320,000 General Motors Acceptance Corp.......................  8.000  11/1/31      321,742
    395,000 Goldman Sachs Group, Inc.............................  6.875  1/15/11      440,915
    415,000 GTE Corp.............................................  6.940  4/15/28      435,440
    250,000 Harrah's Operating Co., Inc.*........................  8.000   2/1/11      288,338
    380,000 Hartford Life........................................  7.375   3/1/31      423,189
     65,000 HCA-The Healthcare Co................................  6.300  10/1/12       65,555
    105,000 HCA-The Healthcare Co................................  7.190 11/15/15      107,736
     55,000 HCA-The Healthcare Co., Series MTN...................  8.700  2/10/10       62,745
    145,000 HCA-The Healthcare Co., Series MTN...................  9.000 12/15/14      171,584
    255,000 Health Net, Inc......................................  8.375  4/15/11      294,012
    250,000 Hertz Corp...........................................  7.625   6/1/12      238,634
    145,000 Hilton Hotels Corp...................................  7.625  12/1/12      146,429
      2,150 Home Ownership Funding, SUB*......................... 13.331 12/31/49    1,331,969
    290,000 Honeywell International..............................  6.125  11/1/11      314,953
    435,000 Household Finance Corp...............................  5.875   2/1/09      446,487
    155,000 Hyatt Equities LLC...................................  6.875  6/15/07      154,378
     95,000 International Paper Co.*.............................  5.850 10/30/12       99,469
    410,000 John Hancock*........................................  7.375  2/15/24      427,335
    100,000 Kennametal, Inc......................................  7.200  6/15/12      106,107
    345,000 Kroger Co............................................  8.000  9/15/29      407,649
    410,000 Lenfest Communications...............................  7.625  2/15/08      424,777
    165,000 Lockheed Martin Corp.................................  7.750   5/1/26      200,503
    295,000 Lowe's Companies, Inc................................  6.500  3/15/29      315,546
     70,000 Masco Corp...........................................  6.500  8/15/32       71,958
    290,000 MBNA America Bank, Series BKNT.......................  6.500  6/20/06      306,841
    460,000 MBNA Master Credit Card Trust, Series 1999-B, Class A  5.900  8/15/11      503,433
    695,000 MBNA Master Credit Card Trust, Series 2000-E, Class A  7.800 10/15/12      816,899
    110,000 MeadWestvaco Corp....................................  6.850   4/1/12      122,059
    250,000 Metropolitan Life Insurance Co.*.....................  7.450  11/1/23      262,536
    115,000 MGM Mirage, Inc......................................  8.500  9/15/10      127,075

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                        Maturity
  Amount                                                   Rate %   Date      Value
  ------    -                                              ------ -------- ------------
            Morgan Stanley Investments, LP (continued)
            Corporate Bonds (continued)
$    75,000 Mohawk Industries, Inc........................  7.200  4/15/12 $     84,274
    160,000 Monsanto Co...................................  7.375  8/15/12      172,495
    495,000 Nationwide Mutual Insurance*..................  7.500  2/15/24      495,020
    250,000 New England Mutual*...........................  7.875  2/15/24      278,714
    130,000 News America Holdings.........................  7.750   2/1/24      130,123
    225,000 News America, Inc.............................  7.280  6/30/28      220,909
     80,000 Pemex Project Funding Master Trust............  9.125 10/13/10       91,600
     75,000 Phelps Dodge Corp.............................  8.750   6/1/11       77,597
    320,000 Prime Property Funding II*....................  7.000  8/15/04      342,162
    355,000 Prudential Holdings LLC*......................  8.695 12/18/23      410,771
    565,000 Prudential Holdings LLC, Series FSA...........  7.245 12/18/23      644,688
    115,000 PSEG Energy Holdings..........................  8.625  2/15/08       96,025
    190,000 PSEG Energy Holdings*.........................  9.125  2/10/04      188,100
    225,000 Pulte Homes, Inc.*............................  7.875   8/1/11      249,656
     80,000 Raytheon Co.*.................................  8.300   3/1/10       95,091
    135,000 Safeway, Inc..................................  5.800  8/15/12      141,264
    270,000 Simon Property Group LP.......................  6.375 11/15/07      292,053
    125,000 Sprint Capital Corp.*.........................  8.375  3/15/12      124,375
     60,000 Starwood Hotels & Resorts.....................  7.375   5/1/07       58,950
    140,000 Starwood Hotels & Resorts.....................  7.875   5/1/12      138,600
    200,000 TCI Communications, Inc.......................  7.875  2/15/26      202,860
    240,000 Tenet Healthcare Corp.........................  6.875 11/15/31      205,200
    200,000 Time Warner, Inc..............................  6.625  5/15/29      183,885
    266,252 U.S. Airways Pass-Through Trust, Series 2000-1  8.110  2/20/17      274,529
     85,000 USA Waste.....................................  7.000  7/15/28       84,101
     45,000 Verizon Global Funding Corp...................  7.750  12/1/30       52,405
    120,000 Vornado Realty................................  5.625  6/15/07      122,272
    110,000 Washington Mutual Bank FA.....................  5.500  1/15/13      112,145
    250,000 Waste Management, Inc.........................  7.375  5/15/29      258,415
    180,000 Weyerhaeuser Co.*.............................  6.750  3/15/12      196,261
    781,550 World Financial Property*.....................  6.950   9/1/13      834,686
                                                                           ------------
                                                                             26,721,339
                                                                           ------------
            Foreign Bonds -- 0.87%
    150,000 Bowater Canada Finance........................  7.950 11/15/11      158,500
     55,000 British Telecom PLC...........................  8.875 12/15/30       70,120
    150,000 Deutsche Telekom International Finance........  8.750  6/15/30      173,273
    340,000 Glencore Nickel Property Ltd..................  9.000  12/1/14       79,900
     75,000 Inco Ltd., Yankee.............................  7.750  5/15/12       83,547
     65,000 Inco Ltd., Yankee.............................  7.200  9/15/32       64,285
    155,000 RAS Laffan Liquid Natural Gas*................  8.294  3/15/14      168,067
    195,000 Republic of Columbia.......................... 10.750  1/15/13      201,824
     70,000 Sappi Papier Holding AG*......................  6.750  6/15/12       76,720
    320,000 United Mexican States.........................  8.375  1/14/11      361,599
     95,000 United Mexican States, MTN....................  8.300  8/15/31      100,225
    110,000 United Mexican States, Series A, MTN..........  8.000  9/24/22      113,850
                                                                           ------------
                                                                              1,651,910
                                                                           ------------
            U.S. Government Agency Mortgages -- 42.20%
    200,000 Fannie Mae....................................  6.625 11/15/30      234,632
    592,267 Fannie Mae Strip, Series 270, Class 2, IO.....  8.500   9/1/23       92,727
     69,599 Fannie Mae Strip, Series 274, Class 2, IO.....  8.500  10/1/25       10,059

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                      Maturity
  Amount                                                 Rate %   Date      Value
  ------    -                                            ------ -------- ------------
            Morgan Stanley Investments, LP (continued)
            U.S. Government Agency Mortgages (continued)
$   104,691 Fannie Mae Strip, Series 281, Class 2, IO...  9.000 11/1/26  $     14,984
    511,186 Fannie Mae Strip, Series 296, Class 2, IO...  8.000  4/1/24        78,195
    469,072 Fannie Mae Strip, Series 306, Class IO......  8.000  5/1/30        69,261
     62,727 Fannie Mae Strip, Series 307, Class IO......  8.000  6/1/30         9,184
  1,485,727 Fannie Mae Strip, Series 317, Class 1, PO...  0.000  8/1/31     1,384,278
  1,485,727 Fannie Mae Strip, Series 317, Class 2, IO...  8.000  8/1/31       215,662
    716,190 Fannie Mae Strip, Series 320, Class 2, IO...  7.000  3/1/32       103,848
     48,051 Fannie Mae, Pool #117095....................  8.500  7/1/08        50,135
    200,143 Fannie Mae, Pool #124836.................... 10.000  5/1/22       223,661
     70,625 Fannie Mae, Pool #124911.................... 10.000  3/1/16        78,932
    516,471 Fannie Mae, Pool #124961.................... 10.000  8/1/21       577,451
    485,019 Fannie Mae, Pool #190317....................  8.000  8/1/31       522,871
     25,184 Fannie Mae, Pool #190535.................... 11.000  1/1/16        28,832
     19,487 Fannie Mae, Pool #23........................  8.500  8/1/11        20,813
     16,665 Fannie Mae, Pool #253242....................  7.500  2/1/30        17,699
    233,091 Fannie Mae, Pool #253265....................  7.500  5/1/30       247,555
     74,404 Fannie Mae, Pool #253267....................  8.500  5/1/30        79,935
    786,003 Fannie Mae, Pool #253399....................  8.500  8/1/30       844,433
    167,221 Fannie Mae, Pool #253438....................  8.500  9/1/30       179,652
    290,971 Fannie Mae, Pool #253584....................  7.500  1/1/31       309,026
    319,914 Fannie Mae, Pool #253643....................  7.500  2/1/31       339,765
    319,455 Fannie Mae, Pool #254144....................  8.000 11/1/31       343,411
    103,768 Fannie Mae, Pool #254212....................  8.000  1/1/32       111,550
    165,149 Fannie Mae, Pool #254487....................  7.500  9/1/32       175,337
     60,035 Fannie Mae, Pool #259091....................  8.000  8/1/30        64,720
     39,267 Fannie Mae, Pool #259100....................  8.000  9/1/30        42,332
    239,413 Fannie Mae, Pool #303406.................... 10.000  2/1/25       268,217
     18,817 Fannie Mae, Pool #313033.................... 10.000  7/1/17        21,006
     36,760 Fannie Mae, Pool #313328.................... 10.000  7/1/18        41,080
     29,018 Fannie Mae, Pool #359461.................... 10.500 12/1/17        32,859
    173,033 Fannie Mae, Pool #378141.................... 10.000  4/1/19       193,164
    247,291 Fannie Mae, Pool #397120.................... 10.000  5/1/21       276,355
     67,956 Fannie Mae, Pool #399289.................... 10.000 12/1/14        75,903
     21,505 Fannie Mae, Pool #447140....................  7.500 11/1/29        22,850
     17,597 Fannie Mae, Pool #50163..................... 10.500 11/1/18        19,967
     13,583 Fannie Mae, Pool #511096....................  7.500  8/1/29        14,433
    783,406 Fannie Mae, Pool #514574....................  7.500  1/1/30       832,396
     54,072 Fannie Mae, Pool #532042....................  7.500  6/1/30        57,428
    666,292 Fannie Mae, Pool #534063....................  7.500  3/1/30       707,982
    551,777 Fannie Mae, Pool #535148....................  8.000  2/1/30       595,334
    514,176 Fannie Mae, Pool #535332....................  8.500  4/1/30       552,802
    187,021 Fannie Mae, Pool #535435....................  8.500  8/1/30       200,924
    764,660 Fannie Mae, Pool #535488....................  8.500  9/1/30       821,504
    687,351 Fannie Mae, Pool #535597....................  8.000 10/1/30       740,994
    670,868 Fannie Mae, Pool #535608....................  9.500  4/1/30       744,059
     90,099 Fannie Mae, Pool #536282....................  8.500  7/1/30        96,797
     53,733 Fannie Mae, Pool #54075.....................  8.500 12/1/08        56,910
    147,190 Fannie Mae, Pool #541903....................  7.500  6/1/30       156,324
    256,350 Fannie Mae, Pool #545082....................  7.500  6/1/31       272,257
    145,668 Fannie Mae, Pool #545240....................  8.000  9/1/31       157,036

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                        Maturity
  Amount                                                  Rate %    Date      Value
  ------    -                                             ------- -------- ------------
            Morgan Stanley Investments, LP (continued)
            U.S. Government Agency Mortgages (continued)
$   211,872 Fannie Mae, Pool #546591.....................   8.500   6/1/30 $    227,622
    295,138 Fannie Mae, Pool #548190.....................   7.500  10/1/30      313,453
     14,730 Fannie Mae, Pool #549605.....................   8.500   8/1/30       15,825
      3,159 Fannie Mae, Pool #554465.....................   8.500  10/1/23        3,435
    710,324 Fannie Mae, Pool #556050.....................   8.000  11/1/30      765,760
    261,831 Fannie Mae, Pool #557160.....................   8.500  12/1/30      281,295
    306,432 Fannie Mae, Pool #559351.....................   7.500  10/1/30      325,447
    405,436 Fannie Mae, Pool #561883.....................   7.500  11/1/30      430,594
    309,907 Fannie Mae, Pool #562906.....................   7.500   3/1/31      329,041
     30,563 Fannie Mae, Pool #567649.....................   8.000   2/1/31       32,949
     34,239 Fannie Mae, Pool #572346.....................   8.000   3/1/31       36,806
    224,079 Fannie Mae, Pool #573752.....................   8.500   2/1/31      240,736
     18,176 Fannie Mae, Pool #574841.....................   7.500   3/1/31       19,298
     32,893 Fannie Mae, Pool #58253......................  10.000  10/1/16       36,711
     28,343 Fannie Mae, Pool #595947.....................   8.000   7/1/31       30,468
    248,848 Fannie Mae, Pool #598548.....................   8.000  10/1/31      267,509
     42,336 Fannie Mae, Pool #601970.....................   8.000   9/1/31       45,640
    158,419 Fannie Mae, Pool #606811.....................   8.000  10/1/31      170,299
    172,714 Fannie Mae, Pool #609525.....................   8.000  10/1/31      185,667
    145,862 Fannie Mae, Pool #615545.....................   8.000  11/1/31      156,800
     11,880 Fannie Mae, Series 1990-118, Class S, INV, IO  55.496  9/25/20       21,410
    396,459 Fannie Mae, Series 1992-186, Class S, INV, IO   5.542 10/25/27       27,871
     49,646 Fannie Mae, Series 1997-30, Class SI, INV, IO  6.5625  7/25/22        4,448
    445,634 Fannie Mae, Series 1997-57, Class PV, PAC, IO   8.000  9/18/27       67,157
  2,362,752 Fannie Mae, Series 1999-42, Class SA, INV, IO   6.370 10/25/28      213,357
    994,087 Fannie Mae, Series 2000-31, Class SB, INV, IO   6.580 12/25/27       56,365
  1,353,667 Fannie Mae, Series 2001-4, Class SA, IO......   6.130  2/17/31      134,825
    448,514 Fannie Mae, Series 2002-18, Class PG.........   5.500  6/25/08      455,003
  1,105,833 Fannie Mae, Series 2002-50, Class SC, INV, IO   6.680 12/25/29       73,870
    617,554 Fannie Mae, Series 2002-W4, Class A1.........   4.500  3/25/17      634,959
     16,773 Fannie Mae, Series G92-53, Class S, INV, IO.. 70.3125  9/25/22       19,547
  8,500,000 Fannie Mae, TBA..............................   7.000   1/1/31    8,938,277
  2,050,000 Fannie Mae, TBA..............................   6.000   1/1/32    2,118,548
  1,475,000 Fannie Mae, TBA..............................   6.500   1/1/32    1,535,384
    850,000 Fannie Mae, TBA..............................   7.000   2/1/32      893,031
  2,950,000 Fannie Mae, TBA..............................   5.500   1/1/33    3,008,080
  8,900,000 Fannie Mae, TBA..............................   6.000   2/1/33    9,164,223
 10,000,000 Fannie Mae, TBA..............................   6.500   2/1/33   10,390,621
     93,765 Freddie Mac Strip, Series 191, Class IO......   8.000   1/1/28       14,665
    933,586 Freddie Mac Strip, Series 215, Class IO......   8.000  7/31/31      136,099
    399,135 Freddie Mac, Gold Pool #C01050...............   7.500   9/1/30      424,599
    262,800 Freddie Mac, Gold Pool #C01086...............   7.500  11/1/30      279,566
     62,106 Freddie Mac, Gold Pool #C01104...............   8.000  12/1/30       66,603
    304,591 Freddie Mac, Gold Pool #C01187...............   7.500   5/1/31      324,023
    276,123 Freddie Mac, Gold Pool #C01372...............   7.500   5/1/32      293,637
     94,627 Freddie Mac, Gold Pool #C32912...............   7.500  11/1/29      100,719
      6,166 Freddie Mac, Gold Pool #C35806...............   7.500   2/1/30        6,559
    236,122 Freddie Mac, Gold Pool #C36981...............   7.500   3/1/30      251,187
    592,667 Freddie Mac, Gold Pool #C37703...............   7.500   4/1/30      630,478
  2,219,176 Freddie Mac, Gold Pool #C41010...............   8.500   8/1/30    2,376,064

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                           Maturity
  Amount                                                      Rate %   Date      Value
  ------    -                                                 ------ -------- ------------
            Morgan Stanley Investments, LP (continued)
            U.S. Government Agency Mortgages (continued)
$   217,647 Freddie Mac, Gold Pool #C41019...................  8.000   8/1/30 $    233,406
    336,638 Freddie Mac, Gold Pool #C41473...................  7.500   8/1/30      358,114
    184,283 Freddie Mac, Gold Pool #C41513...................  8.000   8/1/30      197,627
     79,502 Freddie Mac, Gold Pool #C41563...................  8.000   8/1/30       85,259
     74,609 Freddie Mac, Gold Pool #C42213...................  7.500   9/1/30       79,369
    291,389 Freddie Mac, Gold Pool #C42635...................  8.000  10/1/30      312,489
     92,473 Freddie Mac, Gold Pool #C43994...................  7.500  10/1/30       98,372
    272,848 Freddie Mac, Gold Pool #C44964...................  7.500  11/1/30      290,255
     76,773 Freddie Mac, Gold Pool #C44998...................  7.500  11/1/30       81,671
    524,506 Freddie Mac, Gold Pool #C47060...................  7.500   1/1/31      557,968
    136,003 Freddie Mac, Gold Pool #C47558...................  7.500   2/1/31      144,680
     16,919 Freddie Mac, Gold Pool #C48206...................  7.500   3/1/31       17,999
    101,280 Freddie Mac, Gold Pool #C50601...................  8.000   4/1/31      108,575
    370,520 Freddie Mac, Gold Pool #C53329...................  7.500   6/1/31      394,028
    449,955 Freddie Mac, Gold Pool #C57125...................  7.500   5/1/31      478,661
    465,903 Freddie Mac, Gold Pool #C57751...................  7.500   9/1/31      495,463
    368,749 Freddie Mac, Gold Pool #C58121...................  7.500   9/1/31      392,145
    128,811 Freddie Mac, Gold Pool #C59301...................  7.500  10/1/31      136,984
    348,720 Freddie Mac, Gold Pool #C61028...................  7.500  12/1/31      370,846
     98,285 Freddie Mac, Gold Pool #C65032...................  7.500   2/1/32      104,519
    337,147 Freddie Mac, Gold Pool #C66732...................  7.500   5/1/32      358,538
    234,375 Freddie Mac, Gold Pool #C67274...................  7.500   5/1/32      249,241
    192,227 Freddie Mac, Gold Pool #D11089...................  9.500  10/1/17      213,379
     44,034 Freddie Mac, Gold Pool #G01135...................  8.000   9/1/30       47,222
    253,813 Freddie Mac, Pool #170199........................  9.500  10/1/16      280,286
     20,870 Freddie Mac, Pool #183455........................ 12.000  12/1/10       23,770
     19,015 Freddie Mac, Pool #360019........................ 10.500  12/1/17       21,436
     50,790 Freddie Mac, Pool #555285........................ 10.000   4/1/16       56,457
     21,262 Freddie Mac, Series 1415, Class S, INV, IO....... 40.062 11/15/07       11,239
    243,133 Freddie Mac, Series 1476, Class S, INV, IO.......  6.542  2/15/08       20,472
    165,158 Freddie Mac, Series 1485, Class S, INV, IO....... 8.1625  3/15/08       16,615
    346,729 Freddie Mac, Series 1600, Class SA, INV, IO...... 6.5625 10/15/08       30,859
    377,563 Freddie Mac, Structured Pass.....................  4.750  6/28/32      378,337
  4,700,000 Freddie Mac, TBA.................................  6.500   1/1/32    4,893,875
  2,650,000 Freddie Mac, TBA.................................  6.500   2/1/32    2,754,344
      9,467 Government National Mortgage Assoc., Pool #112784 12.000  2/15/14       11,291
     26,710 Government National Mortgage Assoc., Pool #114460 12.000  7/15/14       31,855
     36,304 Government National Mortgage Assoc., Pool #1277.. 11.500  9/20/19       41,648
     99,489 Government National Mortgage Assoc., Pool #129961 11.000  8/15/15      114,635
      1,775 Government National Mortgage Assoc., Pool #151321 10.500  3/15/16        2,021
     58,205 Government National Mortgage Assoc., Pool #156617 11.000  1/15/16       67,067
      8,092 Government National Mortgage Assoc., Pool #217447 10.500  6/15/19        9,216
     13,281 Government National Mortgage Assoc., Pool #252625 10.500 10/15/18       15,118
     20,055 Government National Mortgage Assoc., Pool #278126 10.500  6/15/19       22,840
     56,208 Government National Mortgage Assoc., Pool #278323 10.500  7/15/19       64,014
     37,664 Government National Mortgage Assoc., Pool #36890. 10.000 11/15/09       42,353
     24,216 Government National Mortgage Assoc., Pool #38484. 11.000  3/15/10       27,898
     22,102 Government National Mortgage Assoc., Pool #41625. 11.000  7/15/10       25,463
     22,750 Government National Mortgage Assoc., Pool #42444. 11.000  9/15/10       26,208
     15,166 Government National Mortgage Assoc., Pool #42710. 11.000  9/15/10       17,472

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                                Maturity
  Amount                                                                           Rate %   Date      Value
  ------    -                                                                      ------ -------- ------------
            Morgan Stanley Investments, LP (continued)
            U.S. Government Agency Mortgages (continued)
$    21,249 Government National Mortgage Assoc., Pool #43080...................... 11.000  8/15/10 $     24,480
      1,282 Government National Mortgage Assoc., Pool #43285...................... 11.000  8/15/10        1,477
     63,656 Government National Mortgage Assoc., Pool #45290...................... 11.000 12/15/10       73,334
     25,311 Government National Mortgage Assoc., Pool #49399...................... 10.000  9/15/10       28,472
      3,897 Government National Mortgage Assoc., Pool #57312...................... 12.000  1/15/13        4,644
     15,998 Government National Mortgage Assoc., Pool #58625...................... 12.000 11/15/12       19,040
     12,622 Government National Mortgage Assoc., Pool #60040...................... 12.000  1/15/13       15,022
     16,649 Government National Mortgage Assoc., Pool #70492...................... 12.000  9/15/13       19,837
     23,406 Government National Mortgage Assoc., Pool #71155...................... 12.000  8/15/13       27,888
     70,552 Government National Mortgage Assoc., Pool #780315.....................  9.500 12/15/17       79,205
     20,024 Government National Mortgage Assoc., Pool #780379..................... 10.500  8/15/21       22,805
     40,691 Government National Mortgage Assoc., Pool #780384..................... 11.000 12/15/17       46,886
    134,884 Government National Mortgage Assoc., Pool #780554..................... 10.000  5/15/19      151,753
     37,891 Government National Mortgage Assoc., Pool #780609.....................  9.500  9/15/22       42,527
     41,273 Government National Mortgage Assoc., Pool #80094, ARM.................  6.750  7/20/27       42,479
     83,860 Government National Mortgage Assoc., Pool #80114......................  5.750  9/20/27       86,341
    185,349 Government National Mortgage Assoc., Pool #80123, ARM.................  6.625 10/20/27      191,270
    169,072 Government National Mortgage Assoc., Pool #80137, ARM.................  6.625 11/20/27      174,473
     40,935 Government National Mortgage Assoc., Pool #80145, ARM.................  6.625 12/20/27       42,242
     51,289 Government National Mortgage Assoc., Pool #80156......................  6.625  1/20/28       52,631
    113,366 Government National Mortgage Assoc., Pool #8585.......................  5.375  1/20/25      116,129
    280,901 Government National Mortgage Assoc., Pool #8595.......................  5.375  2/20/25      288,313
    102,530 Government National Mortgage Assoc., Pool #8611.......................  5.375  3/20/25      105,031
    146,766 Government National Mortgage Assoc., Pool #8621.......................  6.375  4/20/25      151,724
    274,989 Government National Mortgage Assoc., Pool #8631.......................  5.375  5/20/25      284,280
     84,641 Government National Mortgage Assoc., Pool #8644.......................  5.375  6/20/25       86,932
    116,727 Government National Mortgage Assoc., Pool #8664.......................  5.750  7/20/25      120,054
  1,171,623 Government National Mortgage Assoc., Series 1999-27, Class SE, INV, IO  7.180  8/16/29      128,410
  1,078,843 Government National Mortgage Assoc., Series 1999-38, Class SM, INV, IO  6.980  5/16/26       66,888
  1,200,000 Government National Mortgage Assoc., TBA..............................  6.000  1/22/32    1,248,000
  1,900,000 Government National Mortgage Assoc., TBA..............................  5.500   1/1/33    1,948,093
                                                                                                   ------------
                                                                                                     80,510,310
                                                                                                   ------------
            U.S. Treasury Bills -- 0.26%
    500,000 U.S. Treasury Bill, DN................................................  1.170  3/27/03      498,647
                                                                                                   ------------
            U.S. Treasury Bonds -- 2.96%
  4,050,000 U.S. Treasury Bonds...................................................  8.125  8/15/19    5,641,205
                                                                                                   ------------
            U.S. Treasury Notes -- 5.06%
  1,600,000 U.S. Treasury Notes...................................................  7.875 11/15/04    1,786,688
  2,600,000 U.S. Treasury Notes...................................................  6.750  5/15/05    2,898,696
    400,000 U.S. Treasury Notes...................................................  3.500 11/15/06      416,250
  3,800,000 U.S. Treasury Notes...................................................  6.500  2/15/10    4,542,185
                                                                                                   ------------
                                                                                                      9,643,819
                                                                                                   ------------
            U.S. Treasury Strips -- 0.28%
    750,000 U.S. Treasury Strips..................................................  0.000  5/15/11      537,016
                                                                                                   ------------
            Rights/Warrants -- 0.00%
    807,000 Mexican United States--Rights.........................................  0.000  6/30/03        4,035
                                                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                  Maturity
  Amount                                                             Rate %   Date       Value
  ------    -                                                        ------ -------- ------------
            Morgan Stanley Investments, LP (continued)
            Short-term Investments -- 4.80%
            Cash & Equivalents -- 4.80%
$ 9,154,940 Deutsche Bank Cash Sweep................................ 0.980   1/2/03  $  9,154,940
                                                                                     ------------
            Total Morgan Stanley Investments, LP (Cost $138,630,046)                  142,648,840
                                                                                     ------------
            Total Investments (Cost $241,239,535) (a)  -- 129.42%...                  246,857,519
            Liabilities in excess of other assets -- (29.42)%.......                  (56,121,580)
                                                                                     ------------
            Net Assets -- 100.00%...................................                 $190,735,939

                                                                                     ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 7,883,786
                    Unrealized depreciation....  (2,265,802)
                                                -----------
                    Net unrealized appreciation $ 5,617,984
                                                ===========

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

   ARM -- Adjustable Rate Mortgage
   DN -- Discount Note
   FHLMC -- Federal Home Loan Mortgage Corp.
   INV -- Inverse Floater
   IO -- Interest Only
   MTN -- Medium Term Note
   PAC -- Planned Amortization
   PLC -- Public Liability Company
   PO -- Principal Only
   SUB -- Step-up Bond
   TBA -- Security is subject to delayed delivery

Futures

 Number
   of                                      Notional      Expiration   Unrealized
Contracts     Future Contracts Short        Value           Date         Loss
---------     ----------------------     ------------- -------------- ----------
          Morgan Stanley Investments, LP
    (4)   90 Day Euro Future............ $   (986,800)     March 2003 $  (5,154)
    (4)   90 Day Euro Future............     (978,850)     March 2004   (10,080)
    (4)   90 Day Euro Future............     (986,350)      June 2003    (7,287)
    (4)   90 Day Euro Future............     (984,750) September 2003    (9,304)
    (4)   90 Day Euro Future............     (982,250)  December 2003   (10,430)
  (174)   U.S. Treasury 5 Year Note.....  (19,705,500)     March 2003   (39,790)
   (35)   U.S. Treasury 2 Year Note.....   (7,531,563)     March 2003   (80,655)
   (46)   U.S. Treasury 10 Year Note....   (5,292,156)     March 2003  (158,861)
   (27)   U.S. Treasury 20 Year Bond....   (3,042,562)     March 2003   (74,280)
                                                                      ---------
          Total Unrealized Loss.........                              $(395,841)

                                                                      =========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments -- December 31, 2002 (Unaudited)

Shares                                           Value
------  -                                      ----------
        Morgan Stanley Investments, LP -- 63.28%
        Common/Preferred Stocks -- 2.28%
        Business Services -- 0.11%
 64,179 Motient Corp. (f) (b)................. $  192,537
                                               ----------
        Media -- 0.61%
     10 Paxson Communications Corp............     38,000
    139 Paxson Communications Corp............    722,800
  3,180 Primedia, Inc., Series D..............    205,110
  1,545 Primedia, Inc., Series F..............     96,563
                                               ----------
                                                1,062,473
                                               ----------
        Telecom Services -- 0.51%
  1,955 Broadwing Communications..............    173,506
  1,384 Dobson Communications.................    664,320
    445 Intermedia Communication, Series B (f)     20,025
  7,402 McLeod USA, Inc.......................     30,348
                                               ----------
                                                  888,199
                                               ----------
        Telecommunications -- 0.00%
 78,540 Maxcom Telecommunications.............        785
  4,841 Maxcom Telecommunications,
         Series B1............................         48
101,294 Maxcom Telecommunications,
         Series N1............................      1,013
 14,000 Song Networks Holding AB -
         ADR (f) (b)..........................        487
                                               ----------
                                                    2,333
                                               ----------
        Telecommunications/Cellular -- 0.50%
    904 Nextel Communications, Inc. (e).......    856,985
                                               ----------
        Telephone - Integrated -- 0.00%
  7,871 XO Communications, Inc................         79
    967 XO Communications, Inc., Series E.....         10
                                               ----------
                                                       89
                                               ----------

Shares                                               Value
------  -                                          ----------
        Utilities -- 0.55%
  1,454 TNP Enterprises, Inc., Series D........... $  945,100
                                                   ----------
                                                    3,947,716
                                                   ----------
        Warrants -- 0.02%
        Media -- 0.00%
    400 Paxson Communications Corp., Strike
         Price $16.00, 6/30/03 *..................         20
    470 XM Satellite Radio, Inc., Strike Price
         $44.72, 3/15/10 *........................        235
                                                   ----------
                                                          255
                                                   ----------
        Steel Manufacturing/Products -- 0.00%
    685 Republic Technologies International,
         Strike Price $0.01, 7/15/09..............          7
                                                   ----------
        Telecom Services -- 0.00%
 16,404 McLeod USA, Inc., Strike Price $1.35,
         4/16/07..................................      5,741
                                                   ----------
        Telecommunications -- 0.00%
    700 Maxcom Telecom, Strike Price $0.01,
         4/1/07 *.................................          7
  6,500 Occidente Y Caribe Celular, Strike Price
         $1.00, 3/15/04 *.........................         65
                                                   ----------
                                                           72
                                                   ----------
        Utilities -- 0.02%
    875 TNP Enterprises, Inc., Strike Price $0.01,
         4/1/11 *.................................     21,875
                                                   ----------
                                                       27,950
                                                   ----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                  Maturity
  Amount                                             Rate %   Date      Value
  ------    -                                        ------ -------- ------------
            Convertible Bonds -- 0.35%
$ 1,175,000 Solectron Corp..........................  0.000 11/20/20 $    596,313
                                                                     ------------
            Corporate Bonds -- 47.54%
    445,000 Abitibi-Consolidated Inc................  8.550   8/1/10      493,891
    180,000 Abitibi-Consolidated Inc................  8.850   8/1/30      193,565
    505,000 Acetex Corp. *.......................... 10.875   8/1/09      535,300
    680,000 Aetna, Inc..............................  7.875   3/1/11      764,064
    450,000 Allied Waste North America.............. 10.000   8/1/09      446,625
    900,000 Allied Waste North America *............  8.875   4/1/08      913,500
  1,065,000 American Cellular Corp..................  9.500 10/15/09      202,350
    750,000 AmerisourceBergen Corp..................  8.125   9/1/08      798,750
  1,035,000 AmerisourceBergen Corp..................  7.250 11/15/12    1,060,875
    595,000 Anthem Insurance *......................  9.125   4/1/10      714,179
  1,050,000 AOL Time Warner, Inc....................  6.875   5/1/12    1,108,909
    480,000 Arvinmeritor, Inc.......................  8.750   3/1/12      506,400
    585,000 Autonation, Inc.........................  9.000   8/1/08      590,850
    440,000 Avecia Group PLC *...................... 11.000   7/1/09      343,200
    330,000 Brand Services Inc...................... 12.000 10/15/12      346,500
    965,000 BRL Universal Equipment.................  8.875  2/15/08    1,003,600
    796,022 CA FM Lease Trust.......................  8.500  7/15/17      868,612
    905,000 Calpine Corp............................  8.500  2/15/11      393,675
    370,000 Case Corp., Series B....................  6.250  12/1/03      358,900
    400,000 Case Credit Corp........................  6.125  2/15/03      397,414
    855,000 CB Richard Ellis........................ 11.250  6/15/11      786,600
    435,000 Centennial Cellular..................... 10.750 12/15/08      234,900
    675,000 Charter Communication Holdings, SUB..... 13.500  1/15/11      175,500
    875,000 Charter Communications Holdings......... 10.250  1/15/10      389,375
  1,335,000 Chesapeake Energy Corp..................  8.125   4/1/11    1,375,049
    455,000 Collins & Aikman Products............... 11.500  4/15/06      382,200
    500,000 Collins & Aikman Products............... 10.750 12/31/11      476,250
    435,000 Dana Corp...............................  9.000  8/15/11      419,775
    425,000 Dana Corp. * (d)........................  9.000  8/15/11      381,326
    500,000 Dobson/Sygnet Communications............ 12.250 12/15/08      382,500
    685,000 Dura Operating Corp. *..................  8.625  4/15/12      688,425
    970,000 Dynegy Holdings, Inc....................  6.875   4/1/11      329,800
    640,000 Eagle - Picher Industries *.............  9.375   3/1/08      451,200
    900,000 EchoStar DBS Corp.......................  9.375   2/1/09      951,750
    545,000 EchoStar DBS Corp. *....................  9.125  1/15/09      573,613
    515,000 EL Paso Energy Partners................. 10.625  12/1/12      526,588
    560,000 Encompass Services Corp................. 10.500   5/1/09       11,200
    600,000 Equistar Chemical....................... 10.125   9/1/08      546,000
  1,766,843 Exodus Communications, Inc. (b).........  0.000  7/15/10      106,011
    365,000 Fairchild Semiconductor................. 10.375  10/1/07      383,250
    400,000 Fairchild Semiconductor................. 10.500   2/1/09      432,000
    115,000 Fisher Scientific.......................  9.000   2/1/08      119,888
    645,000 Fisher Scientific International.........  7.125 12/15/05      654,675
    150,000 Flextronics International Ltd...........  8.750 10/15/07      154,125
    375,000 Flextronics International Ltd...........  9.875   7/1/10      404,063
    640,000 Flowserve Corp.......................... 12.250  8/15/10      697,600
    350,000 FMC Corp................................ 10.250  11/1/09      378,000
    865,000 Foamex L.P.............................. 10.750   4/1/09      605,500
  1,332,000 Focal Communications Corp., Series B (b)  0.000  1/15/10       26,640

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                       Maturity
  Amount                                                  Rate %   Date      Value
  ------    -                                             ------ -------- ------------
            Corporate Bonds (continued)
$   218,000 Focal Communications Corp., Series B, SUB (b)  0.000  2/15/08 $      4,360
    825,000 Ford Motor Credit Co.........................  7.250 10/25/11      801,633
    260,000 Gap Inc...................................... 10.550 12/15/08      283,400
    485,000 Glencore Nickel Property Ltd.................  9.000  12/1/14      113,975
    740,000 Global Crossing Holdings Ltd. (b)............  0.000  5/15/08       22,200
  1,750,000 Globix Corp. (b).............................  0.000   2/1/10      315,000
    615,000 Hanover Equipment Trust *....................  8.500   9/1/08      599,625
    565,000 Hanover Equipment Trust *....................  8.750   9/1/11      545,225
  1,050,000 Harrahs Entertainment........................  8.000   2/1/11    1,211,018
    805,000 HCA - The Healthcare Co......................  6.910  6/15/05      845,859
     75,000 HCA - The Healthcare Co......................  8.750   9/1/10       86,317
    805,000 HCA - The Healthcare Co......................  6.300  10/1/12      811,876
  1,010,000 Health Net, Inc..............................  8.375  4/15/11    1,164,517
    275,000 Healthsouth Corp.............................  7.625   6/1/12      226,875
  1,050,000 Hilton Hotels................................  7.950  4/15/07    1,090,832
    125,000 HMH Properties, Inc..........................  8.450  12/1/08      123,438
  1,210,000 HMH Properties, Series A.....................  7.875   8/1/05    1,191,849
  1,075,000 Horseshoe Gaming Holdings, Series B..........  8.625  5/15/09    1,142,187
     40,000 Host Marriott LP, Series E...................  8.375  2/15/06       39,600
    605,000 Interep Natl Radio Sales..................... 10.000   7/1/08      471,900
    740,000 Intermet Corp................................  9.750  6/15/09      666,000
  1,025,000 International Game Technology................  8.375  5/15/09    1,137,749
    225,000 Iron Mountain, Inc...........................  7.750  1/15/15      225,000
    775,000 ISP Chemco................................... 10.250   7/1/11      802,125
    565,000 Isp Holdings, Inc............................ 10.625 12/15/09      491,550
    920,000 iStar Financial, Inc.........................  8.750  8/15/08      979,090
    110,000 J.C. Penney & Co., Inc.......................  7.600   4/1/07      111,375
    335,000 J.C. Penney & Co., Inc.......................  9.000   8/1/12      341,700
    100,000 J.C. Penney & Co., Inc.......................  6.875 10/15/15       85,000
    695,000 Johnsondiversey, Inc.........................  9.625  5/15/12      732,708
    900,000 Lear Corp., Series B.........................  8.110  5/15/09      951,750
    770,000 Louisiana Pacific Corp....................... 10.875 11/15/08      827,750
    400,000 Louisiana Pacific Corp.......................  8.875  8/15/10      429,100
     85,000 Lyondell Chemical Co.........................  9.500 12/15/08       79,050
    460,000 Lyondell Chemical Co., Series A..............  9.625   5/1/07      441,600
    400,000 Magnum Hunter Resources......................  9.600  3/15/12      425,000
    875,000 Mail-Well, Inc...............................  9.625  3/15/12      778,750
    215,000 Manor Care, Inc..............................  8.000   3/1/08      226,825
    900,000 Mdp Acquisitions PLC......................... 10.125  10/1/12      972,794
    680,000 Metaldyne Corp............................... 11.000  6/15/12      557,600
  1,635,000 Metromedia Fiber Network (b).................  0.000 12/15/09       28,613
    625,000 Michael Foods, Series B...................... 11.750   4/1/11      700,000
    325,000 Millennium America, Inc......................  7.000 11/15/06      314,031
    480,000 Millennium America, Inc......................  9.250  6/15/08      500,400
    650,000 Monongahela Power............................  5.000  10/1/06      627,614
    665,000 Muzak LLC....................................  9.875  3/15/09      541,975
  1,230,000 National Steel Corp., Series D (b)...........  0.000   3/1/09      478,163
    280,000 News America Holdings........................  7.750  1/20/24      280,274
    300,000 Nextel Communications........................  9.375 11/15/09      271,500
    875,000 Nextel Communications, SUB...................  9.950  2/15/08      800,625
    475,000 Nextlink Communications (b)..................  0.000 11/15/08          594
    645,000 Nextlink Communications, SUB (b).............  0.000  4/15/08          806

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                         Maturity
  Amount                                                    Rate %   Date      Value
  ------    -                                               ------ -------- ------------
            Corporate Bonds (continued)
$   410,000 Nextlink Communications, SUB (b)...............  0.000   6/1/09 $        513
    625,000 Nextlink Communications, SUB (b)...............  0.000  12/1/09          781
    820,000 Nextmedia Operating, Inc. *.................... 10.750   7/1/11      862,025
    415,000 NMHG Holding Co................................ 10.000  5/15/09      415,000
    150,000 Nortek Inc.....................................  9.250  3/15/07      154,125
    545,000 Omnicare, Inc..................................  8.125  3/15/11      583,150
    525,000 Oregon Stell Mills, Inc. *..................... 10.000  7/15/09      532,875
    375,000 Owens Brockway Glass Containers *..............  8.750 11/15/12      380,625
  1,095,000 Owens-Illinois, Inc............................  7.350  5/15/08    1,015,613
    475,000 Park Place Entertainment.......................  8.500 11/15/06      505,006
    500,000 Park Place Entertainment.......................  9.375  2/15/07      533,750
    180,000 Pegasus Communications.........................  9.750  12/1/06       95,400
     85,000 Pegasus Communications, Series B............... 12.500   8/1/07       45,050
    670,000 Phelps Dodge Corp..............................  8.750   6/1/11      693,203
    545,000 Pliant Corp.................................... 13.000   6/1/10      498,675
  1,030,000 Prime Hospitality..............................  8.375   5/1/12      999,100
    895,000 Primedia, Inc..................................  8.875  5/15/11      809,975
    510,000 Primus Telecomm Group, Series B................  9.875  5/15/08      300,900
    805,000 PSEG Energy Holdings...........................  8.625  2/15/08      672,175
    400,000 PSINet, Inc. (b)...............................  0.000   8/1/09       12,000
  1,765,000 PSINet, Inc., Series B (b).....................  0.000  2/15/05       52,950
    625,000 RCN Corp., Series B, SUB.......................  9.800  2/15/08      115,625
  1,530,000 RCN Corp., SUB................................. 11.125 10/15/07      336,600
    685,000 Republic Technologies International (b)........  0.000  7/15/09       20,550
    170,000 RH Donnelley Financial Corp. *.................  8.875 12/15/10      181,900
    395,000 RH Donnelley Financial Corp. *................. 10.875 12/15/12      430,550
  1,090,984 Rhythms NetConnections, Inc., Series B (b).....  0.000  2/15/10          109
  1,873,174 Rhythms NetConnections, Inc., Series B, SUB (b)  0.000  5/15/08          187
    795,000 Riverwood International Co..................... 10.875   4/1/08      798,975
    850,000 Salem Communications...........................  9.000   7/1/11      891,438
    785,000 SBA Communications Corp........................  0.000   3/1/08      416,050
    230,000 SBA Communications Corp........................ 10.250   2/1/09      124,200
    800,000 Schuler Homes, Inc.............................  9.375  7/15/09      816,000
    685,000 Six Flags, Inc.................................  8.875   2/1/10      643,900
  1,035,000 Smithfield Foods, Inc..........................  7.625  2/15/08    1,009,125
    285,000 Smithfield Foods, Inc..........................  8.000 10/15/09      290,700
    100,000 Starwood Hotels & Resorts......................  7.375   5/1/07       98,250
  1,000,000 Starwood Hotels & Resorts......................  7.875   5/1/12      990,000
    380,000 Station Casinos, Inc...........................  8.375  2/15/08      403,750
    450,000 Station Casinos, Inc...........................  8.875  12/1/08      468,000
    375,000 Station Casinos, Inc...........................  9.875   7/1/10      406,875
    480,000 Stone Energy Corp..............................  8.250 12/15/11      499,200
    630,000 Technical Olympic USA Inc......................  9.000   7/1/10      611,100
    650,000 Technical Olympic USA, Inc..................... 10.375   7/1/12      614,250
    390,000 Tekni - Plex Inc. *............................ 12.750  6/15/10      364,650
    190,000 Tekni - Plex Inc. *............................ 12.750  6/15/10      177,650
    900,000 Tenet Healthcare Corp..........................  6.500   6/1/12      814,500
     60,000 Tesoro Escrow Corp.............................  9.625   4/1/12       39,000
  1,115,000 Tesoro Petroleum Corp..........................  9.625   4/1/12      724,750
    935,000 The Manitowoc Co., Inc......................... 10.375  5/15/11      968,924
  1,440,000 Toll Corp......................................  8.250   2/1/11    1,447,199
     10,000 Trimas Corp....................................  9.875  6/15/12        9,950

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                 Maturity
  Amount                                            Rate %   Date      Value
  ------    -                                       ------ -------- ------------
            Corporate Bonds (continued)
$   715,000 Trimas Corp............................  9.875  6/15/12 $    711,425
    480,000 Triton Pcs, Inc........................  8.750 11/15/11      391,200
    535,000 Tyco International Group SA............  6.750  2/15/11      505,575
    755,000 Ucar Finance Inc. *.................... 10.250  2/15/12      600,225
    865,000 USA Waste..............................  7.125  10/1/07      944,238
    205,000 USA Waste..............................  7.125 12/15/17      209,054
    575,000 Venitian Casino / LV Sands............. 11.000  6/15/10      600,875
  1,125,000 Vintage Petroleum *....................  8.625   2/1/09    1,136,250
    335,000 Waste Management, Inc..................  7.650  3/15/11      367,366
    165,000 Westport Resources Corp................  8.250  11/1/11      174,075
  2,565,000 WorldCom, Inc. (b).....................  0.000  5/15/31      602,775
    600,000 XO Communications, Inc. (b)............  0.000   6/1/09          750
                                                                    ------------
                                                                      82,104,415
                                                                    ------------
            Foreign Bonds -- 10.74%
            Australia -- 0.27%
  1,955,000 Murrin Murrin Holdings Property........  9.375  8/31/07      469,200
                                                                    ------------
            Bermuda -- 0.03%
  1,955,000 Global Crossing Holdings Ltd. (b)......  0.000   8/1/07       58,650
                                                                    ------------
            Brazil -- 0.32%
    600,000 Federal Republic of Brazil............. 11.000  1/11/12      399,000
    227,811 Federal Republic of Brazil.............  8.000  4/15/14      150,640
                                                                    ------------
                                                                         549,640
                                                                    ------------
            Canada -- 4.62%
  1,035,000 Air Canada............................. 10.250  3/15/11      579,600
  1,000,000 Alliance Atlantis Communications *..... 13.000 12/15/09    1,090,000
     70,000 Corus Entertainment, Inc...............  8.750   3/1/12       74,113
    784,967 Hollinger Participation, SUB *......... 12.125 11/15/10      737,869
  1,150,000 Husky Oil Ltd..........................  8.900  8/15/28    1,270,258
  1,400,000 Norampac, Inc..........................  9.500   2/1/08    1,469,999
  1,125,000 Pacifica Papers, Inc................... 10.000  3/15/09    1,189,688
    240,000 Quebecor Media, Inc.................... 11.125  7/15/11      221,100
    500,000 Quebecor Media, Inc., SUB.............. 13.750  7/15/11      283,125
    775,000 Tembec Industries, Inc.................  8.500   2/1/11      780,813
    310,000 Tembec Industries, Inc.................  7.750  3/15/12      300,700
                                                                    ------------
                                                                       7,997,265
                                                                    ------------
            Columbia -- 0.35%
    585,000 Republic of Columbia...................  9.750  4/23/09      602,550
                                                                    ------------
            Germany -- 1.20%
  1,900,000 Callahan Nordrhein-Westfalen (b).......  0.000  7/15/10       71,250
    222,412 Esprit Telecom Group, Series DM (b) (d)  0.000 12/15/07            0
    345,122 Esprit Telecom PLC (b) (d).............  0.000  6/15/08            0
  1,180,000 Fresenius Medical Care Capital Trust II  7.875   2/1/08    1,162,300
    750,000 Messer Griesheim Holdings AG * (d)..... 10.375   6/1/11      834,273
                                                                    ------------
                                                                       2,067,823
                                                                    ------------
            Indonesia -- 0.23%
    345,000 Indah Kiat Financials (b)..............  0.000   7/1/07       87,975
  1,335,000 Pindo Deli Financial (b)...............  0.000  10/1/07      307,050
                                                                    ------------
                                                                         395,025
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                  Maturity
  Amount                                                             Rate %   Date      Value
  ------    -                                                        ------ -------- ------------
            Foreign Bonds (continued)
            Luxembourg -- 0.67%
$   835,000 Huntsman ICI Chemicals.................................. 10.125   7/1/09 $    697,225
    565,000 Huntsman ICI Chemicals, Series EUR (d).................. 10.125   7/1/09      453,577
                                                                                     ------------
                                                                                        1,150,802
                                                                                     ------------
            Mexico -- 1.69%
    489,997 Maxcom Telecommunicaciones SA, SUB...................... 10.000   3/1/07      146,999
  1,250,000 Satelites Mexicanos SA, Series B........................ 10.125  11/1/04      478,125
  1,000,000 TV Azteca SA, Series B.................................. 10.500  2/15/07      903,750
  1,230,000 United Mexican States...................................  8.375  1/14/11    1,389,899
                                                                                     ------------
                                                                                        2,918,773
                                                                                     ------------
            Netherlands -- 0.10%
    550,000 TELE1 Europe BV......................................... 13.000  5/15/09       77,000
    185,000 TELE1 Europe BV (d)..................................... 11.875  12/1/09       28,150
    200,000 TELE1 Europe BV* (d).................................... 12.375   2/1/08       31,482
    205,000 TELE1 Europe BV, Series EUR (d)......................... 13.000  5/15/09       31,193
                                                                                     ------------
                                                                                          167,825
                                                                                     ------------
            Poland -- 0.36%
    565,000 PTC International Fin II SA, Series EUR (d)............. 11.250  12/1/09      628,486
                                                                                     ------------
            United Kingdom -- 0.90%
    300,000 British Sky Broadcasting................................  6.875  2/23/09      306,750
    960,000 British Sky Broadcasting................................  8.200  7/15/09    1,036,800
    875,000 Telewest Communication PLC, SUB (c).....................  9.875  4/15/09      198,974
  1,460,000 Viatel, Inc., SUB (b)...................................  0.000  4/15/08        7,300
                                                                                     ------------
                                                                                        1,549,824
                                                                                     ------------
                                                                                       18,555,863
                                                                                     ------------
            US Treasury Bills -- 0.20%
    300,000 U.S. Treasury Bill......................................  1.620  1/16/03      299,870
     50,000 U.S. Treasury Bill......................................  1.640  3/27/03       49,623
                                                                                     ------------
                                                                                          349,493
                                                                                     ------------
            Short-term Investments -- 2.15%
            Cash & Equivalents -- 2.15%
  3,713,475 Deutsche Bank Cash Sweep................................  0.980   1/2/03    3,713,475
                                                                                     ------------
            Total Morgan Stanley Investments, LP (Cost $135,003,579)                  109,295,225
                                                                                     ------------
            W.R. Huff Asset Management Co., LLC -- 34.94%
            Corporate Bonds -- 26.19%
    150,000 Abitibi-Consolidated, Inc...............................  7.400   4/1/18      145,069
    200,000 Abitibi-Consolidated, Inc...............................  8.500   8/1/29      206,697
    500,000 Abitibi-Consolidated, Inc...............................  8.850   8/1/30      537,681
  1,500,000 Adelphia Communications Corp. (b).......................  0.000  6/15/11      577,500
    750,000 Airgas, Inc.*...........................................  9.125  10/1/11      810,000
    130,000 Albritton Communications*...............................  9.750 11/30/07      134,550
    100,000 Albritton Communications*...............................  8.875   2/1/08      103,375
    240,000 Alliant Techsystems, Inc.*..............................  8.500  5/15/11      259,200
    175,000 AmerisourceBergen Corp.*................................  7.250 11/15/12      179,375
    250,000 AOL Time Warner, Inc....................................  6.875   5/1/12      264,026
    540,000 AT&T Wireless Services, Inc.*...........................  7.875   3/1/11      542,700
  1,690,000 AT&T Wireless Services, Inc.*...........................  8.750   3/1/31    1,656,199
  1,250,000 Ball Corp.*.............................................  6.875 12/15/12    1,256,249

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                         Maturity
  Amount                                                    Rate %   Date      Value
  ------    -                                               ------ -------- ------------
            W.R. Huff Asset Management Co., LLC (continued)
            Corporate Bonds (continued)
$   500,000 Belo (A.H.) Corp...............................  7.250  9/15/27 $    504,813
    110,000 Bergen Brunswig................................  7.375  1/15/03      110,138
    100,000 Bergen Brunswig................................  7.250   6/1/05      102,000
    260,000 Biovail Corp...................................  7.875   4/1/10      260,000
    830,000 Bowater Canada Finance*........................  7.950 11/15/11      877,031
    195,000 Chesapeake Energy Corp.*.......................  8.375  11/1/08      201,825
    525,000 Chesapeake Energy Corp.*.......................  8.125   4/1/11      540,750
    500,000 Clear Channel Communications...................  7.250  9/15/03      510,194
    125,000 Clear Channel Communications...................  7.875  6/15/05      136,852
    500,000 Clear Channel Communications...................  6.875  6/15/18      517,186
    650,000 Columbia/HCA Healthcare........................  7.690  6/15/25      643,109
    250,000 Comcast Cable Communications...................  6.200 11/15/08      258,845
    475,000 Comcast Cable Communications...................  6.875  6/15/09      505,349
    700,000 Comcast Cable Communications...................  6.750  1/30/11      728,340
     80,000 Comcast Cable Communications................... 10.625  7/15/12       89,139
    467,000 Cott Beverages, Inc............................  8.000 12/15/11      495,020
     70,000 Cox Communications, Inc........................  6.625  2/15/06       72,219
    100,000 Cox Communications, Inc........................  7.875  8/15/09      112,820
    125,000 Cox Communications, Inc........................  7.750  11/1/10      142,369
    375,000 Cox Communications, Inc........................  7.125  10/1/12      416,525
    250,000 Cox Communications, Inc........................  6.850  1/15/18      260,738
    165,000 Cox Radio Inc..................................  6.375  5/15/05      169,041
     75,000 CSC Holdings, Inc..............................  7.875 12/15/07       72,094
    400,000 CSC Holdings, Inc..............................  7.250  7/15/08      372,500
    604,000 CSC Holdings, Inc..............................  7.875  2/15/18      541,335
    424,000 CSC Holdings, Inc..............................  7.625  7/15/18      375,770
     50,000 CSC Holdings, Inc.*............................  8.125  7/15/09       48,063
    600,000 CSC Holdings, Inc.*............................  8.125  8/15/09      576,750
    325,000 Dade Behring, Inc.............................. 11.910  10/3/10      345,313
  1,000,000 Denbury Resources, Inc.........................  9.000   3/1/08    1,038,750
    675,000 Denbury Resources, Inc.*.......................  9.000   3/1/08      697,781
    325,000 Entercom Radio/Capital.........................  7.625   3/1/14      341,250
    290,000 Entravision Communication Corp.*...............  8.125  3/15/09      303,050
     75,000 Fischer Scientific International*..............  9.000   2/1/08       78,563
    255,000 Fisher Scientific..............................  9.000   2/1/08      265,838
    750,000 Fort James Corp................................  6.875  9/15/07      712,500
    350,000 Gray Television, Inc.*.........................  9.250 12/15/11      376,688
    400,000 HCA - The Healthcare Co........................  6.950   5/1/12      421,526
    175,000 HCA - The Healthcare Co........................  6.300  10/1/12      176,495
    926,000 HCA - The Healthcare Co........................  7.500 12/15/23      907,765
    135,000 Houston Exploration Co.........................  8.625   1/1/08      139,050
  1,000,000 Insight Midwest*............................... 10.500  11/1/10      972,500
    225,000 Key Energy Services, Inc.......................  8.375   3/1/08      235,125
    925,000 L-3 Communications Corp.*......................  7.625  6/15/12      957,375
    150,000 Lamar Media Corp.*.............................  7.250   1/1/13      152,438
    500,000 Lin Television Corp.*..........................  8.375   3/1/08      521,875
    535,000 Louisiana Pacific Corp.........................  8.500  8/15/05      554,898
    125,000 Louisiana Pacific Corp......................... 10.875 11/15/08      134,375
     75,000 Louisiana Pacific Corp.........................  8.875  8/15/10       80,456
  1,100,000 MDP Acquisitions PLC*..........................  9.625  10/1/12    1,149,499

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                         Maturity
  Amount                                                    Rate %   Date      Value
  ------    -                                               ------ -------- ------------
            W.R. Huff Asset Management Co., LLC (continued)
            Corporate Bonds (continued)
$   250,000 Methanex Corp..................................  8.750  8/15/12 $    265,000
     25,000 Methanex Corp..................................  7.750  8/15/25       25,000
    350,000 National Waterworks, Inc.*..................... 10.500  12/1/12      365,313
    250,000 Ndchealth Corp................................. 10.500  12/1/12      250,000
    510,000 Newfield Exploration Co........................  8.375  8/15/12      543,845
    175,000 Newfield Exploration Co.*......................  7.450 10/15/07      182,477
     90,000 Norampac Inc.*.................................  9.500   2/1/08       94,500
    140,000 Olin Corp......................................  9.125 12/15/11      159,013
     85,000 Owens & Minor, Inc.*...........................  8.500  7/15/11       90,950
    175,000 Owens Brockway Glass Containers................  8.750 11/15/12      177,625
    120,000 Owens Brockway Glass Containers................  8.750 11/15/12      121,800
    425,000 Pioneer Natural Resource.......................  6.500  1/15/08      436,628
    200,000 Pioneer Natural Resource.......................  7.200  1/15/28      192,651
    700,000 Pogo Producing*................................  8.750  5/15/07      730,625
    450,000 Pogo Producing*................................  8.250  4/15/11      474,750
     50,000 Potlatch Corp.*................................ 10.000  7/15/11       54,750
    200,000 RH Donnelley Financial Corp.*..................  8.875 12/15/10      214,000
    400,000 RH Donnelley Financial Corp.*.................. 10.875 12/15/12      436,000
    100,000 Salem Communications*..........................  9.500  10/1/07      104,625
    325,000 Salem Communications*..........................  9.000   7/1/11      340,844
    600,000 Sinclair Broadcast Group.......................  8.750 12/15/07      626,250
    345,000 Sinclair Broadcasting Group....................  8.000  3/15/12      359,662
    925,000 Sinclair Broadcasting Group*...................  8.000  3/15/12      964,313
  1,700,000 Smurfit - Stone Container*.....................  8.250  10/1/12    1,733,999
    250,000 Stater Brothers Holdings, Inc.*................ 10.750  8/15/06      253,750
    100,000 Stone Container Corp.*.........................  9.750   2/1/11      107,000
    775,000 Stone Container Corp.*.........................  8.375   7/1/12      794,375
    225,000 Stone Energy Corp..............................  8.750  9/15/07      234,000
    250,000 Stone Energy Corp.*............................  8.250 12/15/11      260,000
    400,000 Sun Media......................................  9.500  2/15/07      410,000
    600,000 Susquehanna Media*.............................  8.500  5/15/09      619,500
    250,000 Sybron Dental Specialties, Inc.*...............  8.125  6/15/12      252,500
    108,000 Tenet Healthcare Corp.*........................  6.375  12/1/11       97,200
    485,000 Tenet Healthcare Corp.*........................  6.875 11/15/31      414,675
    530,000 Time Warner Entertainment...................... 10.150   5/1/12      668,832
  1,000,000 Time Warner Entertainment......................  8.375  3/15/23    1,125,000
     75,000 Time Warner Entertainment......................  6.625  5/15/29       68,957
    225,000 Triad Hospitals Inc.*..........................  8.750   5/1/09      241,031
    165,000 Triton Pcs Inc.*...............................  9.375   2/1/11      136,950
  1,075,000 Triton Pcs, Inc.*..............................  8.750 11/15/11      876,125
    140,000 Univison Communication, Inc.*..................  7.850  7/15/11      158,784
    500,000 Vanguard Health Systems*.......................  9.750   8/1/11      477,500
    600,000 Verizon Global Funding Corp....................  7.375   9/1/12      690,323
    228,000 Voicestream Wireless Co.*...................... 10.375 11/15/09      239,400
    714,000 Westport Resources Corp.*......................  8.250  11/1/11      753,270
    500,000 XTO Energy Inc.................................  7.500  4/15/12      531,250
                                                                            ------------
                                                                              45,231,588
                                                                            ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)

 Principal                                                                      Maturity
  Amount                                                                 Rate %   Date      Value
  ------    -                                                            ------ -------- ------------
            W.R. Huff Asset Management Co., LLC (continued)
            Foreign Bonds -- 0.85%
            France -- 0.43%
$   245,000 France Telecom, SUB*........................................  9.250  3/1/11  $    283,286
    375,000 France Telecom, SUB*........................................ 10.000  3/1/31       456,500
                                                                                         ------------
                                                                                              739,786
                                                                                         ------------
            Netherlands -- 0.42%
    635,000 Deutsche Telekom International Finance......................  8.750 6/15/30       733,521
                                                                                         ------------
                                                                                            1,473,307
                                                                                         ------------
            Short-term Investments -- 7.90%
            Cash & Equivalents -- 7.90%
 13,645,867 Deutsche Bank Cash Sweep....................................  0.230  1/2/03    13,645,867
                                                                                         ------------
            Total W.R. Huff Asset Management Co., LLC (Cost $57,397,561)                   60,350,762
                                                                                         ------------
            Total Investments (Cost $192,401,140) (a) -- 97.67%.........                  169,645,987
            Other assets in excess of liabilities -- 2.33%..............                    3,075,833
                                                                                         ------------
            Net Assets -- 100.00%.......................................                 $172,721,820

                                                                                         ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $  7,827,001
                   Unrealized depreciation....  (30,582,154)
                                               ------------
                   Net unrealized depreciation $(22,755,153)
                                               ============

(b) Issuer has defaulted on the payment of interest.

(c) Principal amount is denominated in British Pounds.

(d) Principal amount is denominated in Euros.

(e) Represents non-income producing securities.

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ADR -- American Depository Note
   DN -- Discount Note
   MTN -- Medium Term Note
   PLC -- Public Liability Company
   SUB -- Step-up Bond. Rate shown is the effective yield as of December 31, 2002.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2002 (Unaudited)


Futures

 Number
   of                                      Notional    Expiration Unrealized
Contracts     Future Contracts Short        Value         Date       Loss
---------     ----------------------     ------------  ---------- ----------
          Morgan Stanley Investments, LP
  (110)   U.S. Treasury 5 Year Note..... $(12,457,500) March 2003 $(224,786)
   (78)   U.S. Treasury 10 Year Note....   (8,973,656) March 2003  (261,273)
                                                                  ---------
          Total Unrealized Loss.........                          $(486,059)

                                                                  =========

Contract
 Amount                                          Value on
 (Local                              Settlement Origination    Value on   Unrealized
Currency) Forward Exchange Contracts    Date       Date        12/31/02      Loss
--------- -------------------------- ---------- -----------  -----------  ----------
             Currency Sold
  200,000    British Pound..........  1/21/03   $  (309,280) $  (321,465) $ (12,185)
4,270,750    Euro...................  1/24/03    (4,243,750)  (4,585,873)  (342,123)
                                                -----------  -----------  ---------
             Total Currency Sold....            $(4,553,030) $(4,907,338) $(354,308)
                                                ===========  ===========  =========
             Net Unrealized Loss....                                      $(354,308)

                                                                          =========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities
December 31, 2002

                                                                                                           Small
                                                                                           Growth      Capitalization
                                                                          Value Equity     Equity          Equity
                                                                           Portfolio      Portfolio      Portfolio
                                                                          ------------  -------------  --------------
ASSETS:
  Investments, at value (cost $358,583,085, $427,236,313, $339,433,109
   and $546,595,191 respectively)........................................ $341,726,078  $ 397,097,469   $329,467,216
  Repurchase agreements, at value........................................           --             --      8,020,685
                                                                          ------------  -------------   ------------
      Total Investments..................................................  341,726,078    397,097,469    337,487,901
                                                                          ------------  -------------   ------------
  Unrealized appreciation on forward exchange contracts..................           --             --             --
  Receivable for investments sold........................................    1,070,568      1,204,163         54,718
  Dividends and interest receivable......................................      430,504        333,209        261,802
  Variation margin receivable on futures contracts.......................        6,948             --             --
  Foreign tax reclaim receivable.........................................           --             --             --
  Receivable from Advisor................................................           --             --         61,062
  Prepaid expenses and other assets......................................        8,342         10,422          8,537
                                                                          ------------  -------------   ------------
      Total Assets.......................................................  343,242,440    398,645,263    337,874,020
                                                                          ------------  -------------   ------------
LIABILITIES:
  Payable for investments purchased......................................    3,704,825      2,676,565        907,932
  Unrealized depreciation on forward exchange contracts..................           --             --             --
  Variation margin payable on future contracts...........................           --            375             --
  Advisory fees payable..................................................       58,401         63,521         76,387
  Consulting fees payable................................................       13,581         16,325         14,245
  Administrative services fees payable...................................        5,238          6,158          5,246
  Other accrued expenses.................................................       90,732         54,574        136,688
                                                                          ------------  -------------   ------------
      Total Liabilities:.................................................    3,872,777      2,817,518      1,140,498
                                                                          ------------  -------------   ------------
NET ASSETS............................................................... $339,369,663  $ 395,827,745   $336,733,522
                                                                          ============  =============   ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............................ $     32,324  $      51,623   $     36,949
  Additional paid-in capital.............................................  401,367,449    581,487,592    411,596,481
  Undistributed (distributions in excess of) net investment income.......      (32,737)        (4,876)         3,740
  Accumulated net realized loss on investments, futures and foreign
   currency transactions.................................................  (45,066,265)  (155,481,767)   (64,937,755)
  Net unrealized appreciation/(depreciation) on investments, futures and
   foreign currency transactions.........................................  (16,931,108)   (30,224,827)    (9,965,893)
                                                                          ------------  -------------   ------------
      Net Assets......................................................... $339,369,663  $ 395,827,745   $336,733,522
                                                                          ============  =============   ============
SHARE OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding..............................   32,324,114     51,623,110     36,948,533
                                                                          ============  =============   ============
  Net Asset Value, offering and redemption price per share............... $      10.50  $        7.67   $       9.11
                                                                          ============  =============   ============

                                                                          International
                                                                             Equity
                                                                            Portfolio
                                                                          -------------
ASSETS:
  Investments, at value (cost $358,583,085, $427,236,313, $339,433,109 and $546,595,191 respectively)........................................ $461,134,698
  Repurchase agreements, at value........................................           --
                                                                          ------------
      Total Investments..................................................  461,134,698
                                                                          ------------
  Unrealized appreciation on forward exchange contracts..................      885,526
  Receivable for investments sold........................................      798,674
  Dividends and interest receivable......................................      289,793
  Variation margin receivable on futures contracts.......................           --
  Foreign tax reclaim receivable.........................................      537,179
  Receivable from Advisor................................................           --
  Prepaid expenses and other assets......................................        6,213
                                                                          ------------
      Total Assets.......................................................  463,652,083
                                                                          ------------
LIABILITIES:
  Payable for investments purchased......................................    2,549,764
  Unrealized depreciation on forward exchange contracts..................      405,388
  Variation margin payable on future contracts...........................           --
  Advisory fees payable..................................................      600,204
  Consulting fees payable................................................       37,031
  Administrative services fees payable...................................        7,120
  Other accrued expenses.................................................       56,715
                                                                          ------------
      Total Liabilities:.................................................    3,656,222
                                                                          ------------
NET ASSETS............................................................... $459,995,861
                                                                          ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............................ $     64,022
  Additional paid-in capital.............................................  637,880,974
  Undistributed (distributions in excess of) net investment income.......      (27,700)
  Accumulated net realized loss on investments, futures and foreign currency transactions.................................................  (93,013,343)
  Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions.........................................  (84,908,092)
                                                                          ------------
      Net Assets......................................................... $459,995,861
                                                                          ============
SHARE OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding..............................   64,021,886
                                                                          ============
  Net Asset Value, offering and redemption price per share............... $       7.18
                                                                          ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (continued)
December 31, 2002

                                                                              Intermediate Term
                                                                Fixed Income   Municipal Bond   Fixed Income II High Yield Bond
                                                                 Portfolio        Portfolio        Portfolio       Portfolio
                                                                ------------  ----------------- --------------- ---------------
ASSETS:
  Investments, at value (cost $129,973,316, $257,836,240,
   $241,239,535 and $192,401,140; respectively)................ $133,620,697    $269,553,118     $246,857,519    $169,645,987
                                                                ------------    ------------     ------------    ------------
      Total Investments........................................  133,620,697     269,553,118      246,857,519     169,645,987
                                                                ------------    ------------     ------------    ------------
  Cash.........................................................           30              --               --              --
  Foreign currency, at value (cost $0, $0, $0, and $7,888;
   respectively)...............................................           --              --               --           8,321
  Receivable for investments sold..............................    2,253,390              --       35,164,689              --
  Dividends and interest receivable............................    1,172,814       3,797,234               --       3,478,950
  Variation margin receivable on futures contracts.............           --              --           49,759          34,250
  Prepaid expenses and other assets............................        4,178           5,518            5,150           5,249
                                                                ------------    ------------     ------------    ------------
      Total Assets.............................................  137,051,109     273,355,870      282,077,117     173,172,757
                                                                ------------    ------------     ------------    ------------
LIABILITIES:
  Payable for investments purchased............................    1,496,953              --       91,258,376              --
  Unrealized depreciation on forward exchange contracts........           --              --               --         354,308
  Advisory fees payable........................................       29,078          59,326           42,024          60,930
  Consulting fees payable......................................        5,702          11,633           15,493           7,281
  Administrative services fees payable.........................        1,716           3,457            2,413           2,164
  Other accrued expenses.......................................       30,989          30,722           22,872          26,254
                                                                ------------    ------------     ------------    ------------
      Total Liabilities........................................    1,564,438         105,138       91,341,178         450,937
                                                                ------------    ------------     ------------    ------------
NET ASSETS..................................................... $135,486,671    $273,250,732     $190,735,939    $172,721,820
                                                                ============    ============     ============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value.................. $     13,231    $     26,781     $     18,579    $     25,688
  Additional paid-in capital...................................  131,225,925     261,877,249      187,176,081     225,781,770
  Undistributed (distributions in excess of) net investment
   income......................................................      (48,255)         66,573         (537,572)        475,009
  Accumulated net realized gain/(loss) on investments, futures
   and foreign currency transactions...........................      648,389        (436,749)        (792,292)    (29,970,019)
  Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency transactions...................    3,647,381      11,716,878        4,871,143     (23,590,628)
                                                                ------------    ------------     ------------    ------------
      Net Assets............................................... $135,486,671    $273,250,732     $190,735,939    $172,721,820
                                                                ============    ============     ============    ============
SHARES OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding....................   13,230,534      26,781,077       18,579,461      25,688,007
                                                                ============    ============     ============    ============
  Net Asset Value, offering and redemption price per share..... $      10.24    $      10.20     $      10.27    $       6.72
                                                                ============    ============     ============    ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For the Six Months Ended December 31, 2002

                                                                                                               Small
                                                                                   Value        Growth     Capitalization
                                                                                  Equity        Equity         Equity
                                                                                 Portfolio     Portfolio     Portfolio
                                                                               ------------  ------------  --------------
INVESTMENT INCOME:
  Interest.................................................................... $     49,079  $     95,565   $     80,109
  Dividends (net of foreign withholding tax of $2,003, $0, $927 and
   $256,229; respectively).................................................... $  3,336,088  $  1,768,323   $  1,245,759
                                                                               ------------  ------------   ------------
      Total Investment Income.................................................    3,385,167     1,863,888      1,325,868
                                                                               ------------  ------------   ------------
EXPENSES:
  Advisory fees...............................................................      334,014       361,831        492,321
  Consulting fees.............................................................       77,031        92,635         79,637
  Administrative services fees................................................      176,720       212,520        182,705
  Custodian fees..............................................................       29,901        35,097         32,911
  Audit and legal fees........................................................       14,546        16,568         15,225
  Registration and filing fees................................................        7,460         9,239          7,953
  Trustee fees................................................................          746           903            844
  Other expenses..............................................................        9,512        12,221         14,012
                                                                               ------------  ------------   ------------
      Total Expenses before expense reductions................................      649,930       741,014        825,608
                                                                               ------------  ------------   ------------
      Less: Expense reductions................................................      (54,163)      (13,937)       (90,932)
      Net Expenses............................................................      595,767       727,077        734,676
                                                                               ------------  ------------   ------------
  Net Investment Income.......................................................    2,789,400     1,136,811        591,192
                                                                               ------------  ------------   ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized (loss) on investments..........................................  (38,100,409)  (37,210,721)   (51,057,269)
  Net realized gain on foreign currency transactions..........................           --            --             --
  Net realized (loss) on futures transactions.................................     (209,051)     (156,737)            --
                                                                               ------------  ------------   ------------
  Net realized (loss) on investments, futures and foreign currency
   transactions...............................................................  (38,309,460)  (37,367,458)   (51,057,269)
                                                                               ------------  ------------   ------------
  Change in unrealized appreciation/(depreciation) on investments.............  (11,595,808)  (11,656,252)   (20,709,084)
  Change in unrealized appreciation/(depreciation) on foreign currency
   transactions...............................................................           --            --             --
  Change in unrealized appreciation/(depreciation) on futures.................      (27,888)      (25,447)            --
                                                                               ------------  ------------   ------------
  Change in unrealized appreciation/(depreciation) on investments, futures
   and foreign currency transactions..........................................  (11,623,696)  (11,681,699)   (20,709,084)
                                                                               ------------  ------------   ------------
  Net realized/unrealized (loss) on investments, futures and foreign currency
   transactions...............................................................  (49,933,156)  (49,049,157)   (71,766,353)
                                                                               ------------  ------------   ------------
  Change in net assets resulting from operations.............................. $(47,143,756) $(47,912,346)  $(71,175,161)
                                                                               ============  ============   ============

                                                                               International
                                                                                  Equity
                                                                                 Portfolio
                                                                               -------------
INVESTMENT INCOME:
  Interest.................................................................... $     48,786
  Dividends (net of foreign withholding tax of $2,003, $0, $927 and
   $256,229; respectively).................................................... $  3,026,920
                                                                               ------------
      Total Investment Income.................................................    3,075,706
                                                                               ------------
EXPENSES:
  Advisory fees...............................................................    1,928,488
  Consulting fees.............................................................      109,780
  Administrative services fees................................................      251,865
  Custodian fees..............................................................      197,264
  Audit and legal fees........................................................       18,924
  Registration and filing fees................................................        8,530
  Trustee fees................................................................          884
  Other expenses..............................................................       13,331
                                                                               ------------
      Total Expenses before expense reductions................................    2,529,066
                                                                               ------------
      Less: Expense reductions................................................         (365)
      Net Expenses............................................................    2,528,701
                                                                               ------------
  Net Investment Income.......................................................      547,005
                                                                               ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized (loss) on investments..........................................  (24,471,757)
  Net realized gain on foreign currency transactions..........................    1,019,763
  Net realized (loss) on futures transactions.................................           --
                                                                               ------------
  Net realized (loss) on investments, futures and foreign currency transactions...............................................................  (23,451,994)
                                                                               ------------
  Change in unrealized appreciation/(depreciation) on investments.............  (51,231,354)
  Change in unrealized appreciation/(depreciation) on foreign currency
   transactions...............................................................     (171,292)
  Change in unrealized appreciation/(depreciation) on futures.................           --
                                                                               ------------
  Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions..........................................  (51,402,646)
                                                                               ------------
  Net realized/unrealized (loss) on investments, futures and foreign currency transactions...............................................................  (74,854,640)
                                                                               ------------
  Change in net assets resulting from operations.............................. $(74,307,635)
                                                                               ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2002


                                                                            Intermediate Term
                                                               Fixed Income  Municipal Bond   Fixed Income II High Yield Bond
                                                                Portfolio       Portfolio        Portfolio       Portfolio
                                                               ------------ ----------------- --------------- ---------------
INVESTMENT INCOME:
  Interest....................................................  $3,747,620     $6,476,416       $ 5,113,177    $  6,707,448
  Dividends...................................................       6,319         41,550           143,307         172,795
                                                                ----------     ----------       -----------    ------------
      Total Investment Income.................................   3,753,939      6,517,966         5,256,484       6,880,243
                                                                ----------     ----------       -----------    ------------
EXPENSES:
  Advisory fees...............................................     167,621        341,073           239,858         335,448
  Consulting fees.............................................      32,868         66,879            45,358          40,805
  Administrative services fees................................      61,206        124,537            84,462          76,009
  Custodian fees..............................................      12,247         22,213            24,197          23,986
  Audit and legal fees........................................       6,808         11,199             8,771           8,395
  Registration and filing fees................................       3,760          4,036             4,016           5,162
  Trustee fees................................................         366            542               478             393
  Other expenses..............................................       4,326          8,345             5,175           6,180
                                                                ----------     ----------       -----------    ------------
   Total Expenses.............................................     289,202        578,824           412,315         496,378
                                                                ----------     ----------       -----------    ------------
  Net Investment Income.......................................   3,464,737      5,939,142         4,844,169       6,383,865
                                                                ----------     ----------       -----------    ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
  Net realized gain/(loss) on investments.....................   2,672,501        114,104           151,335     (24,851,094)
  Net realized gain/(loss) on foreign currency transactions...          --             --            (6,192)       (381,600)
  Net realized loss on futures transactions...................          --             --          (535,044)       (613,853)
                                                                ----------     ----------       -----------    ------------
  Net realized gain/(loss) on investments, futures and
   foreign currency transactions..............................   2,672,501        114,104          (389,901)    (25,846,547)
                                                                ----------     ----------       -----------    ------------
  Change in unrealized appreciation/(depreciation) on
   investments................................................     (86,755)     3,941,399         5,166,422      22,994,786
  Change in unrealized appreciation/(depreciation) on
   foreign currency transactions..............................          --             --            32,231         128,970
  Change in unrealized appreciation/(depreciation) on
   futures....................................................          --             --        (1,023,928)       (568,556)
                                                                ----------     ----------       -----------    ------------
  Change in unrealized appreciation/(depreciation) on
   investments, futures and foreign currency transactions.....     (86,755)     3,941,399         4,174,725      22,555,200
                                                                ----------     ----------       -----------    ------------
  Net realized/unrealized gain/(loss) on investments, futures
   and foreign currency transactions..........................   2,585,746      4,055,503         3,784,824      (3,291,347)
                                                                ----------     ----------       -----------    ------------
  Change in net assets resulting from operations..............  $6,050,483     $9,994,645       $ 8,628,993    $  3,092,518
                                                                ==========     ==========       ===========    ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statement of Changes in Net Assets


                                                                                                      Small Capitalization
                                            Value Equity Portfolio      Growth Equity Portfolio         Equity Portfolio
                                          --------------------------  ---------------------------  --------------------------
                                           Six Months                  Six Months                   Six Months
                                             Ended       Year Ended      Ended        Year Ended      Ended       Year Ended
                                            December      June 30,      December       June 30,     December,      June 30,
                                            31, 2002        2002        31, 2002         2002        31 2002         2002
                                          ------------  ------------  ------------  -------------  ------------  ------------
From Investment Activities:
Operations:
  Net investment income ................. $  2,789,400  $  4,278,301  $  1,136,811  $   1,441,272  $    591,192  $    315,884
  Net realized gain/(loss) on investment
   transactions and futures..............  (38,309,460)   (4,067,950)  (37,367,458)   (67,863,809)  (51,057,269)   (7,795,287)
  Change in unrealized appreciation/
   (depreciation) on investment
   transactions and futures..............  (11,623,696)  (33,924,269)  (11,681,699)   (35,165,866)  (20,709,084)  (29,901,845)
                                          ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets resulting from
   operations............................  (47,143,756)  (33,713,918)  (47,912,346)  (101,588,403)  (71,175,161)  (37,381,248)
                                          ------------  ------------  ------------  -------------  ------------  ------------
Distributions to Shareholders from:
  Net investment income..................   (2,920,408)   (4,180,051)   (1,220,353)    (1,362,606)     (617,297)     (286,039)
  Net realized gain from investment
   transactions and futures..............           --      (832,919)           --             --            --            --
                                          ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets resulting from
   distributions.........................   (2,920,408)   (5,012,970)   (1,220,353)    (1,362,606)     (617,297)     (286,039)
                                          ------------  ------------  ------------  -------------  ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued............  149,579,977   120,923,231   164,398,534    179,305,921   108,781,706    95,497,374
  Value of securities transferred
   in-kind...............................           --     7,162,654            --     12,581,361            --            --
  Proceeds from reinvestment of
   dividends.............................    2,698,215     4,720,929     1,044,178      1,110,797       473,947       233,196
  Cost of shares redeemed................  (84,918,477)  (53,198,058)  (88,029,725)   (49,596,914)  (24,624,767)  (46,116,698)
                                          ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets from shares of
   beneficial interest transactions......   67,359,715    79,608,756    77,412,987    143,401,165    84,630,886    49,613,872
                                          ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets...................   17,295,551    40,881,868    28,280,288     40,450,156    12,838,428    11,946,585
Net Assets:
  Beginning of period....................  322,074,112   281,192,244   367,547,457    327,097,301   323,895,094   311,948,509
                                          ------------  ------------  ------------  -------------  ------------  ------------
  End of period.......................... $339,369,663  $322,074,112  $395,827,745  $ 367,547,457  $336,733,522  $323,895,094
                                          ============  ============  ============  =============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)

                                              International               Fixed Income              Intermediate Term
                                            Equity Portfolio                Portfolio           Municipal Bond Portfolio
                                       --------------------------  --------------------------  --------------------------
                                        Six Months       Year       Six Months       Year       Six Months       Year
                                          Ended         Ended         Ended         Ended         Ended         Ended
                                       December 31,    June 30,    December 31,    June 30,    December 31,    June 30,
                                           2002          2002          2002          2002          2002          2002
                                       ------------  ------------  ------------  ------------  ------------  ------------
From Investment Activities:
Operations:
  Net investment income............... $    547,005  $  4,428,725  $  3,464,737  $  7,950,918  $  5,939,142  $ 10,798,270
  Net realized gain/(loss) on
   investments and foreign currency
   transactions.......................  (23,451,994)  (29,034,154)    2,672,501     2,687,285       114,104       994,494
  Change in unrealized appreciation/
   (depreciation) on investments and
   foreign currency transactions......  (51,402,646)      157,390       (86,755)    1,553,740     3,941,399     1,939,645
                                       ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets resulting from
   operations.........................  (74,307,635)  (24,448,039)    6,050,483    12,191,943     9,994,645    13,732,409
                                       ------------  ------------  ------------  ------------  ------------  ------------
Distributions to Shareholders from:
  Net investment income...............     (173,395)   (6,024,635)   (3,560,430)   (7,986,054)   (6,000,562)  (10,270,620)
  Net realized gain from investments
   and foreign currency
   transactions.......................           --            --    (1,832,577)     (211,187)           --            --
                                       ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets resulting from
   distributions......................     (173,395)   (6,024,635)   (5,393,007)   (8,197,241)   (6,000,562)  (10,270,620)
                                       ------------  ------------  ------------  ------------  ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued.........  108,361,780   172,281,135    26,281,457    46,570,726    43,741,621    81,248,273
  Proceeds from reinvestment of
   dividends..........................      152,704     5,348,165     5,700,613     8,013,924     5,884,385     9,056,014
  Cost of shares redeemed.............  (42,227,403)  (47,178,721)  (23,861,033)  (31,218,744)  (34,401,197)  (41,753,573)
  Value of securities liquidated
   in-kind............................           --            --            --   (28,789,436)           --            --
                                       ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets from shares of
   beneficial interest transactions...   66,287,081   130,450,579     8,121,037    (5,423,530)   15,224,809    48,550,714
                                       ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets................   (8,193,949)   99,977,905     8,778,513    (1,428,828)   19,218,892    52,012,503
Net Assets:
  Beginning of period.................  468,189,810   368,211,905   126,708,158   128,136,986   254,031,840   202,019,337
                                       ------------  ------------  ------------  ------------  ------------  ------------
  End of period....................... $459,995,861  $468,189,810  $135,486,671  $126,708,158  $273,250,732  $254,031,840
                                       ============  ============  ============  ============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)


                                                                                  Fixed Income II
                                                                                     Portfolio
                                                                            --------------------------
                                                                             Six Months      Period
                                                                               Ended         Ended
                                                                            December 31,    June 30,
                                                                                2002         2002*
                                                                            ------------  ------------
From Investment Activities:
Operations:
  Net investment income.................................................... $  4,844,169  $ 11,350,055
  Net realized gain/(loss) on investments, futures and foreign currency
   transactions............................................................     (389,901)    3,252,037
  Change in unrealized appreciation/(depreciation) on investments, futures
   and foreign currency transactions.......................................    4,174,725      (780,630)
                                                                            ------------  ------------
  Change in net assets resulting from operations...........................    8,628,993    13,821,462
                                                                            ------------  ------------
Distributions to Shareholders from:
  Net investment income....................................................   (5,473,394)  (12,058,864)
  Net realized gain/(loss) from investments, futures, and foreign currency
   transactions............................................................   (1,474,394)   (4,361,423)
                                                                            ------------  ------------
  Change in net assets resulting from distributions........................   (6,947,788)  (16,420,287)
                                                                            ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued..............................................   32,638,937    84,184,549
  Proceeds from reinvestment of dividends..................................    6,816,932    14,104,277
  Cost of shares redeemed..................................................  (25,950,778)  (80,319,802)
  Value of securities liquidated in-kind...................................           --   (23,171,655)
                                                                            ------------  ------------
  Change in net assets from shares of beneficial interest transactions.....   13,505,091    (5,202,631)
                                                                            ------------  ------------
  Change in net assets.....................................................   15,186,296    (7,801,456)
Net Assets:
  Beginning of period......................................................  175,549,643   183,351,099
                                                                            ------------  ------------
  End of period............................................................ $190,735,939  $175,549,643
                                                                            ============  ============

                                                                                    High Yield
                                                                                       Bond
                                                                                     Portfolio
                                                                            --------------------------
                                                                             Six Months      Period
                                                                               Ended         Ended
                                                                            December 31,    June 30,
                                                                                2002         2002*
                                                                            ------------  ------------
From Investment Activities:
Operations:
  Net investment income.................................................... $  6,383,865  $ 14,231,014
  Net realized gain/(loss) on investments, futures and foreign currency
   transactions............................................................  (25,846,547)   (3,825,918)
  Change in unrealized appreciation/(depreciation) on investments, futures
   and foreign currency transactions.......................................   22,555,200   (25,389,022)
                                                                            ------------  ------------
  Change in net assets resulting from operations...........................    3,092,518   (14,983,926)
                                                                            ------------  ------------
Distributions to Shareholders from:
  Net investment income....................................................   (7,198,610)  (13,510,041)
  Net realized gain/(loss) from investments, futures, and foreign currency
   transactions............................................................           --            --
                                                                            ------------  ------------
  Change in net assets resulting from distributions........................   (7,198,610)  (13,510,041)
                                                                            ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued..............................................   59,796,014    48,196,781
  Proceeds from reinvestment of dividends..................................    6,304,825    11,664,367
  Cost of shares redeemed..................................................  (50,478,726)   (7,409,525)
  Value of securities liquidated in-kind...................................           --            --
                                                                            ------------  ------------
  Change in net assets from shares of beneficial interest transactions.....   15,622,113    52,451,623
                                                                            ------------  ------------
  Change in net assets.....................................................   11,516,021    23,957,656
Net Assets:
  Beginning of period......................................................  161,205,799   137,248,143
                                                                            ------------  ------------
  End of period............................................................ $172,721,820  $161,205,799
                                                                            ============  ============

--------
*  Portfolios commenced operations on September 26, 2000.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- December 31, 2002

   1. DESCRIPTION. The Hirtle Callaghan Trust ("Trust") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios (collectively, the "Portfolios"): The Value Equity Portfolio ("Value Portfolio"), The Growth Equity Portfolio ("Growth Portfolio"), The Small Capitalization Equity Portfolio ("Small Cap Portfolio"), The International Equity Portfolio ("International Portfolio"), The Fixed Income Portfolio ("Fixed Income Portfolio"), The Intermediate Term Municipal Bond Portfolio ("Intermediate Municipal Portfolio"), The Fixed Income II Portfolio ("Fixed Income II Portfolio"), and The High Yield Bond Portfolio ("High Yield Portfolio").

   2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

      A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U. S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no market quotations can be obtained from a customary pricing source, BISYS Fund Services, the Fund Accounting Agent shall attempt to obtain a minimum of two broker quotes for the security and the security will be valued at the mean between the highest and lowest ask price obtained. If no quotation is available from either a listed pricing source or two brokers, the security is valued by such method as the Trust's Board of Trustees ("Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

      B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for book accounting purposes.

      C. Dividend and Capital Gain Distributions to Shareholders. The Fixed Income, Intermediate Municipal, and Fixed Income II Portfolios declare dividends from net investment income monthly and distribute the same on a monthly basis. The Value, Growth, Small Cap and High Yield Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

      To the extent dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Certain Portfolios also utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2002


      Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

      D. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

      E. TBA Purchase Commitments. The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under the "Portfolio Valuation" above.

      F. Allocation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

      G. Commission Recapture. During the fiscal year, certain Portfolios implemented a directed brokerage program including a commission recapture feature. The Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding Investment Advisory fees. The expenses eligible to be paid will include, but will not be limited to, Administration fees, Audit fees, Custodian fees, Legal fees and Printing expenses, as directed by certain officers of the Trust or their designee.

   For the six months ended December 31, 2002, the following commissions have been recaptured and used to reduce expenses.

                        Value Portfolio........ $54,163
                        Growth Portfolio.......  13,937
                        Small Cap Portfolio....  90,932
                        International Portfolio     365

      H. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

          i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

          ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2002


      Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

      I. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

   3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more investment management organizations (each, a "Specialist Manager"). Each Specialist Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the Portfolio(s) it serves. With the exception of Artisan Partners LP, Capital Guardian Trust Co. and Sterling Johnson Capital Management, Inc., Specialist Managers receive a fee ("asset based fee") that is accrued daily and paid monthly, based on a specified percentage ("annual fee rate") of those assets of the specified Portfolio allocated to that Specialist Manager. Artisan Partners LP and Capital Guardian Trust Co., each of which manages a portion of the International Portfolio, and Sterling Johnson Capital Management, Inc., which serves the Small Cap Portfolio are compensated in accordance with "fulcrum fee arrangements" designed to increase the amount of the compensation payable by a Portfolio with respect to periods in which superior investment performance is achieved and to reduce the amount of such compensation when the performance achieved falls below a specified performance benchmark. Fulcrum fees generally are accrued daily and paid quarterly and may, under certain circumstances, result in the payment of incentive compensation during periods of declining markets.

   For the six months ended December 31, 2002, the Value Portfolio earned investment advisory fees in the amount set for below; the weighted average (annualized) of the Specialist Managers' fees based on their proportion of assets under management was 0.190%.

                                            Amount   Annual
                Specialist Manager          Earned  Fee Rate
                ------------------         -------- --------
                SSgA Funds Management, Inc $ 26,476  0.040%
                Institutional Capital Corp  307,538  0.350%
                                           --------          -
                   Value Portfolio........ $334,014
                                           ========          =

   For the six months ended December 31, 2002, the Growth Portfolio earned investment advisory fees in the amount set for below; the weighted average (annualized) of the Specialist Managers' fees based on their proportion of assets under management was 0.170%.

                                            Amount   Annual
                Specialist Manager          Earned  Fee Rate
                ------------------         -------- --------
                Jennison Associates LLC... $331,990  0.300%
                SSgA Funds Management, Inc   29,841  0.040%
                                           --------          -
                   Growth Portfolio....... $361,831
                                           ========          =

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2002

   For the six months ended December 31, 2002, the Small Cap Portfolio earned investment advisory fees in the amount set for below; the weighted average (annualized) of the Specialist Managers' fees based on their proportion of assets under management was 0.280%.

                                               Amount   Annual
               Specialist Manager              Earned  Fee Rate
               ------------------             -------- --------
               Frontier Capital Management Co $284,839  0.450%
               Geewax, Terker & Co...........  147,034  0.300%
               Sterling Johnston Capital
                 Management, Inc.............   60,447    *
                                                ----
                  Small Cap Portfolio........ $492,320
                                              ========

--------
* Under the Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. ("Sterling Johnston"), as amended, Sterling Johnson is compensated under the terms of a fulcrum fee arrangement. Under this arrangement, Sterling Johnson receives an asset-based fee calculated at annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. Following the initial one-year period which ended November 30, 2002, the amount of the fee payable by the Portfolio to Sterling Johnston is subject to adjustment upwards or downwards based on the investment results achieved by it. The amount earned shown reflects a reduction in amount to which Sterling Johnson would have been entitled absent the fulcrum fee arrangement.

   For the six months ended December 31, 2002, The International Portfolio earned investment advisory fees in the amount set for below; the weighted average (annualized) of the Specialist Managers' fees based on their proportion of assets under management was 0.820%.

                                             Amount    Annual
               Specialist Manager            Earned   Fee Rate
               ------------------          ---------- --------
               Artisan Partners LP........ 1,260,219     *
               Capital Guardian Trust Co..   668,269     **
                                             -----
                  International Portfolio. $1,928,488
                                           ==========

--------
* Under the Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership ("Artisan"), as amended, Artisan is compensated under the terms of a fulcrum fee arrangement. Under this arrangement, Artisan receives an asset-based fee calculated at annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. Following the initial one-year period which ended September 30, 2002, the amount of the fee payable by the Portfolio to Artisan is subject to adjustment upwards or downwards based on the investment results achieved by it. The amount earned shown reflects an increase in amount to which Artisan would have been entitled absent the fulcrum fee arrangement.

** Under the Portfolio Management Contract between the Trust and Capital
   Guardian Trust Company ("CapGuardian"), as amended, CapGuardian is compensated under the terms of a fulcrum fee arrangement. Under this arrangement, Sterling Johnson receives an asset-based fee calculated at annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. Following the initial one-year period which ended July 31, 2002, the amount of the fee payable by the Portfolio CapGuardian is subject to adjustment upwards or downwards based on the investment results achieved by it. The amount earned shown reflects an increase in amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2002


   For the six months ended December 31, 2002, the Fixed Income Portfolio earned the following investment advisory fees:

                                          Amount   Annual
Specialist Manager                        Earned  Fee Rate
------------------                       -------- --------
Deutsche Asset Management, Inc.......... $167,621  0.255%

   For the six months ended December 31, 2002, the Intermediate Municipal Portfolio earned the following investment advisory fees:

                                          Amount   Annual
Specialist Manager                        Earned  Fee Rate
------------------                       -------- --------
Deutsche Asset Management, Inc.......... $341,073  0.255%

   For the six months ended December 31, 2002, the Fixed Income II Portfolio earned investment advisory fees in the amount set for below; the weighted average (annualized) of the Specialist Managers' fees based on their proportion of assets under management was 0.265%.

                                          Amount    Annual
Specialist Manager                        Earned   Fee Rate
------------------                       -------- --------
Morgan Stanley Investments LP........... $143,843  0.275% (a)
BlackRock Advisors, Inc.................   96,015  0.250% (b)
                                           ----
   Fixed Income II Portfolio............ $239,858
                                         ========

   For the six months ended December 31, 2002, the High Yield Portfolio earned investment advisory fees in the amount set for below; the weighted average (annualized) of the Specialist Managers' fees based on their proportion of assets under management was 0.375%.

                                          Amount     Annual
Specialist Manager                        Earned    Fee Rate
------------------                       --------- --------
Morgan Stanley Investments LP........... $217,772   0.275% (a)
W.R. Huff Asset Management Co., Inc.....   117,676    0.500%
                                           -----
   High Yield Portfolio................. $335,448
                                         ========

--------
(a) Tiered, asset-based fee calculated at the annual rate of 0.275% on first $200 million of the average daily net assets; 0.250% on the next $200 million of such assets; and 0.200% of such assets over $400 million.
(b) Tiered asset-based fee calculated at the annual rate of 0.250% on the first $100 million of the average daily net assets; 0.200% of such assets over $100 million.

   Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2002


   BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee ("Omnibus Fee") based on a percentage of each Portfolio's average net assets. The Omnibus fee is accrued daily and payable on a monthly basis.

   4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 2002, were as follows:

       Portfolio                                 Purchases      Sales
       ---------                                ------------ ------------
       Value Portfolio......................... $185,134,328 $123,207,703
       Growth Portfolio........................  189,619,665  115,535,623
       Small Cap Portfolio.....................  289,947,222  200,844,803
       International Portfolio.................  155,377,859   79,791,703
       Fixed Income Portfolio..................   87,592,587   92,488,223
       Intermediate Municipal Portfolio........   35,897,198   19,277,137
       Fixed Income II Portfolio...............  448,413,256  430,296,277
       High Yield Portfolio....................   63,482,928   40,913,220

   5. SHARES OF BENEFICIAL INTEREST. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios for the six months ended December 31, 2002, were as follows:

                                                                      Value       Growth     Small Cap  International
                                                                    Portfolio   Portfolio    Portfolio    Portfolio
                                                                   ----------  ------------ ----------  -------------
Beginning balance................................................. 26,133,479   41,848,977  28,367,643   55,089,453
                                                                   ----------  -----------  ----------   ----------
Shares issued..................................................... 13,955,397   20,715,487  11,253,908   14,783,107
Shares issued in exchange for securities transferred in-kind......         --           --          --           --
Shares issued in reinvestment of dividends and distributions......    254,095      134,552      51,810       21,568
Shares redeemed................................................... (8,018,857) (11,075,906) (2,724,828)  (5,872,242)
                                                                   ----------  -----------  ----------   ----------
Net increase in shares............................................  6,190,635    9,774,133   8,580,890    8,932,433
                                                                   ----------  -----------  ----------   ----------
Ending balance.................................................... 32,324,114   51,623,110  36,948,533   64,021,886
                                                                   ==========  ===========  ==========   ==========

                                                                               Intermediate
                                                                      Fixed        Term        Fixed
                                                                     Income     Municipal    Income II   High Yield
                                                                    Portfolio   Portfolio    Portfolio    Portfolio
                                                                   ----------  ------------ ----------  -------------
Beginning balance................................................. 12,437,698   25,292,716  17,269,155   23,355,123
                                                                   ----------  -----------  ----------   ----------
Shares issued.....................................................  2,465,293    4,294,727   3,208,235    8,926,262
Shares issued in reinvestment of dividends and distributions......    554,974      579,738     667,764      949,128
Shares redeemed................................................... (2,227,431)  (3,386,104) (2,565,693)  (7,542,506)
Shares redeemed in exchange for securities liquidated in-kind.....         --           --          --           --
                                                                   ----------  -----------  ----------   ----------
Net increase/(decrease) in shares.................................    792,836    1,488,361   1,310,306    2,332,884
                                                                   ----------  -----------  ----------   ----------
Ending balance.................................................... 13,230,534   26,781,077  18,579,461   25,688,007
                                                                   ==========  ===========  ==========   ==========

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2002


   6. DERIVATIVE INSTRUMENTS. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

   Forward Currency Contracts -- A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

   Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2002 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

   Mortgage Dollar Rolls -- Certain of the Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

   In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

   Financial Futures Contracts -- Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

   7. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                                                                    Value Equity Portfolio
                                                             ------------------------------------------------------------------
                                                              Six Months        Year      Year       Year      Year       Year
                                                                Ended          Ended     Ended      Ended     Ended      Ended
                                                             December 31,     June 30,  June 30,   June 30,  June 30,   June 30,
                                                                 2002           2002      2001       2000      1999       1998
                                                             ------------    --------   --------  --------   --------  --------
Net Asset Value, Beginning of Period........................   $  12.32      $  13.99   $  13.20  $  14.85   $  15.49  $  14.41
                                                               ========      ========   ========  ========   ========  ========
Income from Investment Operations:
 Net investment income......................................       0.09          0.18       0.17      0.17       0.22      0.24
 Net realized and unrealized gain/(loss) on investments and
   futures..................................................      (1.81)        (1.63)      1.06     (0.92)      0.87      2.87
                                                               --------      --------   --------  --------   --------  --------
   Total from investment operations.........................      (1.72)        (1.45)      1.23     (0.75)      1.09      3.11
                                                               --------      --------   --------  --------   --------  --------
Distributions to Shareholders from:
 Net investment income......................................      (0.10)        (0.18)     (0.17)    (0.17)     (0.22)    (0.25)
 Net realized gain on investments and futures...............         --         (0.04)     (0.27)    (0.73)     (1.51)    (1.78)
                                                               --------      --------   --------  --------   --------  --------
   Total distributions to shareholders......................      (0.10)        (0.22)     (0.44)    (0.90)     (1.73)    (2.03)
                                                               --------      --------   --------  --------   --------  --------
Net Asset Value, End of Period..............................   $  10.50      $  12.32   $  13.99  $  13.20   $  14.85  $  15.49
                                                               ========      ========   ========  ========   ========  ========
Total Return................................................     (14.00%)(b)   (10.42%)     9.43%    (5.14%)     9.07%    23.42%
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands)...................   $339,370      $322,074   $281,192  $241,803   $216,940  $176,587
 Ratio of expenses to average net assets including expense
   reductions...............................................       0.39%(a)      0.42%      0.53%     0.55%      0.56%     0.52%
 Ratio of net investment income to average net assets.......       1.81%(a)      1.42%      1.24%     1.29%      1.64%     1.69%
 Ratio of expenses to average net assets excluding expense
   reductions...............................................       0.42%*(a)     0.42%      0.53%     0.55%      0.56%     0.52%*
 Portfolio turnover rate....................................      40.60%        66.36%    138.97%   128.72%    108.79%    86.45%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                 Growth Equity Portfolio
                                                           ------------------------------------------------------------------
                                                            Six Months        Year       Year      Year      Year       Year
                                                              Ended          Ended      Ended     Ended     Ended      Ended
                                                           December 31,     June 30,   June 30,  June 30,  June 30,   June 30,
                                                               2002           2002       2001      2000      1999       1998
                                                           ------------    --------   --------   --------  --------  --------
Net Asset Value, Beginning of Period......................   $   8.78      $  11.81   $  20.63   $  17.96  $  15.25  $  13.67
                                                             --------      --------   --------   --------  --------  --------
Income from Investment Operations:
 Net investment income....................................       0.02          0.04       0.04       0.08      0.03      0.04
 Net realized and unrealized gain/(loss) on investments
   and futures............................................      (1.11)        (3.03)     (6.66)      4.69      3.76      4.37
                                                             --------      --------   --------   --------  --------  --------
   Total from investment operations.......................      (1.09)        (2.99)     (6.62)      4.77      3.79      4.41
                                                             --------      --------   --------   --------  --------  --------
Distributions to Shareholders from:
 Net investment income....................................      (0.02)        (0.04)     (0.04)     (0.08)    (0.03)    (0.06)
 Net realized gain on investments and futures.............         --            --      (2.16)     (2.02)    (1.05)    (2.77)
                                                             --------      --------   --------   --------  --------  --------
   Total distributions to shareholders....................      (0.02)        (0.04)     (2.20)     (2.10)    (1.08)    (2.83)
                                                             --------      --------   --------   --------  --------  --------
Net Asset Value, End of Period............................   $   7.67      $   8.78   $  11.81   $  20.63  $  17.96  $  15.25
                                                             ========      ========   ========   ========  ========  ========
Total Return..............................................     (12.36%)(b)   (25.37%)   (33.03%)    27.71%    26.76%    37.00%
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands).................   $395,828      $367,547   $327,097   $361,607  $264,877  $216,129
 Ratio of expenses to average net assets including
   expense reductions.....................................       0.39%(a)      0.40%      0.43%      0.52%     0.53%     0.53%
 Ratio of net investment income to average net assets.....       0.61%(a)      0.40%      0.25%      0.47%     0.20%     0.33%
 Ratio of expenses to average net assets excluding
   expense reductions.....................................       0.40%*(a)     0.40%      0.43%      0.52%     0.53%     0.53%*
 Portfolio turnover rate..................................      32.31%        58.55%     95.66%     94.37%    70.61%    95.07%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                                                            Small Capitalization Equity Portfolio
                                                             ------------------------------------------------------------------
                                                              Six Months        Year       Year      Year      Year       Year
                                                                Ended          Ended      Ended     Ended     Ended      Ended
                                                             December 31,     June 30,   June 30,  June 30,  June 30,   June 30,
                                                                 2002           2002       2001      2000      1999       1998
                                                             ------------    --------   --------   --------  --------  --------
Net Asset Value, Beginning of Period                           $  11.42      $  12.96   $  15.29   $  12.33  $  13.13  $  12.95
                                                               --------      --------   --------   --------  --------  --------
Income from Investment Operations:
 Net investment income......................................       0.02          0.01       0.03       0.02      0.04      0.06
 Net realized and unrealized gain/(loss) on investments.....      (2.31)        (1.54)     (0.79)      2.96      0.35      1.54
                                                               --------      --------   --------   --------  --------  --------
   Total from investment operations.........................      (2.29)        (1.53)     (0.76)      2.98      0.39      1.60
                                                               --------      --------   --------   --------  --------  --------
Distributions to Shareholders from:
 Net investment income......................................      (0.02)        (0.01)     (0.03)     (0.02)    (0.04)    (0.06)
 Net realized gain on investments...........................         --            --      (1.54)        --     (1.15)    (1.36)
                                                               --------      --------   --------   --------  --------  --------
   Total distributions to shareholders......................      (0.02)        (0.01)     (1.57)     (0.02)    (1.19)    (1.42)
                                                               --------      --------   --------   --------  --------  --------
Net Asset Value, End of Period..............................   $   9.11      $  11.42   $  12.96   $  15.29  $  12.33  $  13.13
                                                               ========      ========   ========   ========  ========  ========
Total Return................................................     (20.01%)(b)   (11.88%)    (3.67%)    24.21%     4.73%    12.66%
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands)...................   $336,734      $323,895   $311,949   $279,784  $210,737  $150,527
 Ratio of expenses to average net assets including
   expense reductions.......................................       0.46%(a)      0.60%      0.63%      0.60%     0.62%     0.70%
 Ratio of net investment income to average net assets.......       0.37%(a)      0.10%      0.22%      0.18%     0.39%     0.41%
 Ratio of expenses to average net assets excluding
   expense reductions.......................................       0.52%*(a)     0.60%      0.63%      0.60%     0.62%     0.70%*
 Portfolio turnover rate....................................      65.41%       146.21%    134.43%    111.52%   125.52%   103.41%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                                                                International Equity Portfolio
                                                             ------------------------------------------------------------------
                                                              Six Months        Year       Year      Year      Year       Year
                                                                Ended          Ended      Ended     Ended     Ended      Ended
                                                             December 31,     June 30,   June 30,  June 30,  June 30,   June 30,
                                                                 2002           2002       2001      2000      1999       1998
                                                             ------------    --------   --------   --------  --------  --------
Net Asset Value, Beginning of Period........................   $   8.50      $   9.27   $  15.34   $  12.85  $  12.70  $  12.84
                                                               --------      --------   --------   --------  --------  --------
Income from Investment Operations:
 Net investment income......................................       0.01          0.09       0.10       0.12      0.24      0.16
 Net realized and unrealized gain/(loss) on investments and
   foreign currency transactions............................      (1.33)        (0.75)     (3.71)      2.82      0.39      0.49
                                                               --------      --------   --------   --------  --------  --------
   Total from investment operations.........................      (1.32)        (0.66)     (3.61)      2.94      0.63      0.65
                                                               --------      --------   --------   --------  --------  --------
Distributions to Shareholders from:
 Net investment income......................................         --         (0.11)     (0.08)     (0.07)    (0.21)    (0.47)
 Net realized gain on investments and foreign currency
   transactions.............................................         --            --      (2.38)     (0.38)    (0.27)    (0.32)
                                                               --------      --------   --------   --------  --------  --------
   Total distributions to shareholders......................         --         (0.11)     (2.46)     (0.45)    (0.48)    (0.79)
                                                               --------      --------   --------   --------  --------  --------
Net Asset Value, End of Period..............................   $   7.18      $   8.50   $   9.27   $  15.34  $  12.85  $  12.70
                                                               ========      ========   ========   ========  ========  ========
Total Return................................................     (15.50%)(b)    (7.05%)   (24.87%)    23.14%     5.20%     5.91%
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands)...................   $459,996      $468,190   $368,213   $383,572  $256,177  $229,875
 Ratio of expenses to average net assets including
   expense reductions.......................................       1.15%(a)      0.65%      0.66%      0.65%     0.69%     0.70%
 Ratio of net investment income to average net assets.......       0.25%(a)      1.09%      1.02%      0.98%     1.51%     2.00%
 Ratio of expenses to average net assets excluding
   expense reductions.......................................       1.15%*(a)     0.65%      0.66%      0.65%     0.69%     0.71%*
 Portfolio turnover rate....................................      19.01%        40.22%     80.80%    144.41%    56.77%    36.80%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                                                                     Fixed Income Portfolio
                                                                 --------------------------------------------------------------
                                                                 Six Months Ended Year Ended Year Ended  Year Ended Period Ended
                                                                   December 31,    June 30,   June 30,    June 30,    June 30,
                                                                       2002          2002       2001        2000      1999(a)
                                                                 ---------------- ---------- ----------  ---------- ------------
Net Asset Value, Beginning of Period............................     $  10.19      $   9.91   $   9.44    $   9.64    $  10.00
                                                                     --------      --------   --------    --------    --------
Income from Investment Operations:
 Net investment income..........................................         0.27          0.60       0.64        0.62        0.58
 Net realized and unrealized gain/(loss) on investments.........         0.20          0.30       0.47       (0.20)      (0.28)
                                                                     --------      --------   --------    --------    --------
   Total from investment operations.............................         0.47          0.90       1.11        0.42        0.30
                                                                     --------      --------   --------    --------    --------
Distributions to Shareholders from:
 Net investment income..........................................        (0.28)        (0.60)     (0.64)      (0.62)      (0.58)
 Net realized gain on investments...............................        (0.14)        (0.02)        --          --       (0.08)
                                                                     --------      --------   --------    --------    --------
   Total distributions to shareholders..........................        (0.42)        (0.62)     (0.64)      (0.62)      (0.66)
                                                                     --------      --------   --------    --------    --------
Net Asset Value, End of Period..................................     $  10.24      $  10.19   $   9.91    $   9.44    $   9.64
                                                                     ========      ========   ========    ========    ========
Total Return....................................................         4.80%(c)      9.11%     12.02%       4.49%       2.88%
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands).......................     $135,487      $126,708   $128,137    $130,508    $108,074
 Ratio of expenses to average net assets........................         0.44%(b)      0.44%      0.46%       0.46%       0.50%
 Ratio of net investment income to average net assets...........         5.27%(b)      5.80%      6.52%       6.52%       5.78%
 Ratio of expenses to average net assets excluding fee
   waivers/reimbursements.......................................         0.44%(b)      0.44%      0.47%*      0.46%       0.50%
 Portfolio turnover rate........................................        72.19%       118.94%    130.52%     147.65%     146.78%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                           Intermediate Term Municipal Bond Portfolio
                                                                     ------------------------------------------------------
                                                                      Six Months      Year       Year      Year     Period
                                                                        Ended        Ended      Ended     Ended     Ended
                                                                     December 31,   June 30,   June 30,  June 30,  June 30,
                                                                         2002         2002       2001      2000    1999(a)
                                                                     ------------   --------  --------   --------  --------
Net Asset Value, Beginning of Period................................   $  10.04##   $   9.89  $   9.56   $   9.79  $  10.00
                                                                       --------     --------  --------   --------  --------
Income from Investment Operations:
 Net investment income..............................................       0.23         0.47      0.48       0.46      0.45
 Net realized and unrealized gain/(loss) on investments.............       0.16         0.13      0.33      (0.23)    (0.21)
                                                                       --------     --------  --------   --------  --------
   Total from investment operations.................................       0.39         0.60      0.81       0.23      0.24
                                                                       --------     --------  --------   --------  --------
Distributions to Shareholders from:
 Net investment income..............................................      (0.23)       (0.45)    (0.48)     (0.46)    (0.45)
 Net realized gain on investments...................................         --           --        --         --        --
                                                                       --------     --------  --------   --------  --------
   Total distributions to shareholders..............................      (0.23)       (0.45)    (0.48)     (0.46)    (0.45)
                                                                       --------     --------  --------   --------  --------
Net Asset Value, End of Period......................................   $  10.20     $  10.04  $   9.89   $   9.56  $   9.79
                                                                       ========     ========  ========   ========  ========
Total Return........................................................       3.91%(c)     6.16%     8.61%      2.45%     2.44%
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands)...........................   $273,251     $254,032  $202,019   $199,566  $107,105
 Ratio of expenses to average net assets............................       0.43%(b)     0.44%     0.46%      0.46%     0.47%
 Ratio of net investment income to average net assets...............       4.44%(b)     4.74%     4.87%      4.84%     4.54%
 Ratio of expenses to average net assets excluding fee waivers......       0.43%(b)     0.44%     0.47%*     0.46%     0.54%
 Portfolio turnover rate............................................       7.65%       27.82%    31.02%     51.34%    42.24%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                                         Fixed Income II Portfolio              High Yield Bond Portfolio
                                                   ---------------------------------     ----------------------------------
                                                    Six Months      Year       Period     Six Months       Year       Period
                                                      Ended        Ended       Ended        Ended         Ended       Ended
                                                   December 31,   June 30,    June 30,   December 31,    June 30,    June 30,
                                                       2002         2002      2001(a)        2002          2002      2001(a)
                                                   ------------   --------  --------     ------------   --------   --------
Net Asset Value, Beginning of Period..............   $  10.17     $  10.33  $  10.00       $   6.90     $   8.34   $  10.00
                                                     --------     --------  --------       --------     --------   --------
Income from Investment Operations:
 Net investment income............................       0.27         0.65      0.54           0.25         0.71       0.80
 Net realized and unrealized gain/(loss) on
   investments, futures and foreign currency
   transactions...................................       0.22         0.13      0.33          (0.14)       (1.46)     (1.69)
                                                     --------     --------  --------       --------     --------   --------
   Total from investment operations...............       0.49         0.77      0.87           0.11        (0.75)     (0.89)
                                                     --------     --------  --------       --------     --------   --------
Distributions to Shareholders from:
 Net investment income............................      (0.31)       (0.69)    (0.54)         (0.29)       (0.69)     (0.77)
 Net realized gain on investments, futures, and
   foreign currency transactions..................      (0.08)       (0.25)       --             --           --         --
                                                     --------     --------  --------       --------     --------   --------
   Total distributions to shareholders............      (0.39)       (0.94)    (0.54)         (0.29)       (0.69)     (0.77)
                                                     --------     --------  --------       --------     --------   --------
Net Asset Value, End of Period....................   $  10.27     $  10.17  $  10.33       $   6.72     $   6.90   $   8.34
                                                     ========     ========  ========       ========     ========   ========
Total Return......................................       5.00%(c)     7.74%     8.83%(c)       1.71%(c)    (9.35%)    (9.13%)(c)
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands).........   $190,736     $175,449  $183,351       $172,722     $161,206   $137,248
 Ratio of expenses to average net assets..........       0.45%(b)     0.47%     0.51%(b)       0.61%(b)     0.57%      0.61%(b)
 Ratio of net investment income to average net
   assets.........................................       5.34%(b)     6.18%     6.87%(b)       7.82%(b)     9.47%     11.80%(b)
 Ratio of expenses to average net assets
   excluding fee waivers/reimbursements...........       0.45%(b)     0.47%     0.51%(b)       0.61%(b)     0.57%      0.62%(b)
 Portfolio turnover rate..........................     218.59%      475.78%   342.57%         33.00%       51.06%     33.23%

--------
(a) For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

                          THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

* "Interested Person" as that term is defined in the Investment Company Act of
              1940.

--------------------------------------------------------------------------------

Sponsor                               Counsel
-------                               -------
Hirtle Callaghan & Co., Inc.          Drinker Biddle & Reath LLP
Five Tower Bridge                     One Logan Square--18th & Cherry Streets
300 Barr Harbor Drive, Suite 500      Philadelphia, Pennsylvania 19103-6996
West Conshohocken, Pennsylvania 19428

Administrator and Distributor         Independent Accountants
-----------------------------         -----------------------
BISYS Fund Services                   PricewaterhouseCoopers LLP
3435 Stelzer Road                     Two Commerce Square, Suite 1700
Columbus, Ohio 43219                  2001 Market Street
                                      Philadelphia, Pennsylvania 19103-7042
Custodian
---------
Deutsche Bank
16 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.


2/03